Exhibit 99.15

Loan Number	Original Balance	State	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Loan Exception Status	Moodys Current Exception Grade	Fitch Current Exception Grade	S&P Current Exception Grade	Kroll Current Exception Grade	DBRS Current Exception Grade	Breach Name	Category	Initial Comment	Client/Seller Response Comments	Conclusion Comments Date Cleared Canceled Or Exception Remains Note Must State Final Status	Waiver Or Exception	Waiver Or Exception Made By	Compensating Factors	General Comments
110800056	$1,014,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Documentation	General Compliance	The initial application does not have Section VIII, Declaration, completed for the Co-borrower.		09/19/2014: Initial application provided with Section VIII, Declaration, completed for the Co-borrower. Condition cleared.
110800056	$1,014,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Final Application (1003) *	Legal Documents	The final application does not have Section VIII, Declaration, completed for the Co-borrower.		09/19/2014: Final application provided with Section VIII, Declaration, completed for the Co-borrower. Condition cleared.
110800056	$1,014,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report not provided in file.		09/23/14: CDA provided reflecting a value of $1,268,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110800056	$1,014,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Affiliated Business Disclosure	RESPA	File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses please provide an attestation stating such.	09/23/2014: Lender supplied Affiliated Business Disclosure.	09/23/2014: The letter supplied is sufficient are the letter states there are no business affiliations. Condition cleared.
300011269	$490,000	CO	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 03/02/2015 states that assumption is not allowed.

Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 34.90% DTI, max allowed 43%, FICO 817, minimum required 720, and 33.70 months reserves, mini,um 6 months required.  The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																		Waiver	Aggregator
DTI is lower than guideline maximum 34.90% DTI < 43% Max allowed; FICO is higher than guideline minimum 817 FICO > 720 Min required; Reserves are higher than guideline minimum 33.70 Mos reserves > 6 Mos min required;

300011269	$490,000	CO	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	05/06/2015: CDA	05/06/2015: A CDA report reflecting a value of $650,000 which is a 0% variance was provided. Condition Cleared.
300014851	$638,560	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines	Terms and conditions for withdrawal from retirement accounts, 401K retirement plan not provided in file.	05/06/2015: Terms of Withdrawal	05/06/2015: Audit review of Terms and conditions for withdrawal from retirement accounts, 401K retirement plan documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum 40.20% DTI; FICO is higher than guideline minimum 744 FICO; Years in Primary Residence 7 years in primary residence; Reserves are higher than guideline minimum $22,075 excess verified reserves;

300014851	$638,560	MA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 09/18/14 states that assumption is not allowed.

Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 40.20% DTI, max allowed 43%, FICO 744, minimum required 720, and 16.30 months reserves, min 12 months required.
																	The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.	Waiver	Aggregator
DTI is lower than guideline maximum 40.20% DTI; FICO is higher than guideline minimum 744 FICO; Years in Primary Residence 7 years in primary residence; Reserves are higher than guideline minimum $22,075 excess verified reserves;

300014851	$638,560	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment
Missing 2014 Balance Sheet for self-employed business on Schedule C. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Balance Sheet is missing from the file.
																05/06/2015: LOX 04/30/2015: P&L and Balance sheet
05/13/2015: Audit review of Balance Sheet dated 12/31/2014 reflects $0 Assets and Liabilities for 2014, documentation submitted is deemed acceptable. Condition cleared
05/06/2015: Audit reviewed the lender rebuttal and has determine that the Balance Sheet is still required per QM even if zero balances. Condition remains.
 04/30/2015: Audit reviewed the YTD Balance Sheets submitted and has determined that the attached Balance Sheets does not reflect assets and liabilities. P&L shows revenues and expenses.  Condition remains.

DTI is lower than guideline maximum 40.20% DTI; FICO is higher than guideline minimum 744 FICO; Years in Primary Residence 7 years in primary residence; Reserves are higher than guideline minimum $22,075 excess verified reserves;

300014851	$638,560	MA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA
The GFE reflects fees of $968.00 vs actual fees of $1089.00 that were charged on the HUD-1 in the section that cannot increase more that 10%.  The amount of restitution is $89.20.  The lender credit of $89.20 found on line #207 of the HUD-1 is sufficient.  Loan will be graded a B for Fitch and A for others.
																	HUD-1 reflects a tolerance cure in the amount of $89.20 paid to the borrower at close for an appraisal charge cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.
DTI is lower than guideline maximum 40.20% DTI; FICO is higher than guideline minimum 744 FICO; Years in Primary Residence 7 years in primary residence; Reserves are higher than guideline minimum $22,075 excess verified reserves;

300014851	$638,560	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	04/30/20015: CDA	04/30/2015: A CDA report reflecting a value of $800,000 which is a 0% variance was provided. Condition Cleared.
DTI is lower than guideline maximum 40.20% DTI; FICO is higher than guideline minimum 744 FICO; Years in Primary Residence 7 years in primary residence; Reserves are higher than guideline minimum $22,075 excess verified reserves;

300010176	$504,000	GA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Incomplete Documentation	Legal Documents	Provide a copy of the HUD-1 from the second lien.	6/29/15 sold prop hud1
6/30/15 The lender provided a copy of the HUD-1 from the 2nd lien. Condition cleared.
 6/29/15 The lender provided a copy of the HUD from a sale of the borrowers prior residence. A copy of the HUD-1 from the subject property second lien is required. Condition not cleared.
																				DTI is lower than guideline maximum 22.02% DTI; FICO is higher than guideline minimum 766 Credit Score; Reserves are higher than guideline minimum 25.7 months of reserves;
300010176	$504,000	GA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	The 1003 indicates the borrower is not a US citizen. Provide proof of legal residency for the borrower.	07/14/2015: permanent residency	07/14/2015: Audit review of front and back copy of the permanent residency card expires 12/22/2016, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 22.02% DTI; FICO is higher than guideline minimum 766 Credit Score; Reserves are higher than guideline minimum 25.7 months of reserves;
300010176	$504,000	GA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		06/25/15: CDA provided reflecting a value of $595,000 which is a -5.6% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 22.02% DTI; FICO is higher than guideline minimum 766 Credit Score; Reserves are higher than guideline minimum 25.7 months of reserves;
300022180	$680,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		06/15/15: CDA provided reflecting a value of $850,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300016191	$644,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing VOR	Terms/Guidelines	The Lender's guidelines dated 03/02/2015 require verification of 12 months satisfactory rental payment history. Eight months are documented in file. Please provide additional 4 months.	06/02/2015: LOX 05/28/2015: Lease
06/02/2015: Audit has re-analyzed the loan documents and determined that evidence of 12 months rental payment history includes 4 months of mortgage history reflected on the credit report.  Documentation submitted is sufficient to verify rental/mortgage history.  Condition cleared.
 05/28/2015: Audit has re-analyzed the loan documents and determined that the documents submitted are the same as the documents within the loan file.  Missing 4 additional months of rental payment history. Condition remains.
																				DTI is lower than guideline maximum 33.50% DTI; FICO is higher than guideline minimum 797 FICO; Reserves are higher than guideline minimum $51,465 excess verified reserves;
300016191	$644,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 03/02/2015 states that assumption is not allowed.

Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 33.50% DTI, max allowed 43%, FICO 797, minimum required 720, and 19 months reserves, min 6 months required.  The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																		Waiver	Aggregator	DTI is lower than guideline maximum 33.50% DTI; FICO is higher than guideline minimum 797 FICO; Reserves are higher than guideline minimum $51,465 excess verified reserves;
300016191	$644,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																05/28/2015: Title and recorded mortgage
05/28/2015: Audit review of record at request of Title company stamp by settlement agent reflects commitment to record mortgage in first lien position on or prior to disbursement date,  documentation submitted is deemed acceptable, condition cleared.
																				DTI is lower than guideline maximum 33.50% DTI; FICO is higher than guideline minimum 797 FICO; Reserves are higher than guideline minimum $51,465 excess verified reserves;
300016191	$644,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing hazard insurance declaration	Terms/Guidelines	Hazard insurance provided in the file is missing pages 2-4 which includes premium. Please provide all pages.	05/22/2015: hazard policy	05/22/2015: Audit review of complete copy of the hazard policy documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 33.50% DTI; FICO is higher than guideline minimum 797 FICO; Reserves are higher than guideline minimum $51,465 excess verified reserves;
300016191	$644,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	05/22/2015: CDA	05/22/2015: A CDA report reflecting a value of $805,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 33.50% DTI; FICO is higher than guideline minimum 797 FICO; Reserves are higher than guideline minimum $51,465 excess verified reserves;
300024090	$728,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing current mortgage pay history	Terms/Guidelines	24 month mortgage history for 1st mortgage on prior home not provided. Credit report only verified 18 months and mortgage was opened in 04/2006.	07/10/2015: Softpull showing 48 months mortgage history	07/10/2015: Audit review of updated credit report dated 06/24/2015 reflects 48 months of mortgage history, documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum 28.36% DTI < 43% maximum allowable DTI; Reserves are higher than guideline minimum 12.10 months reserves > 6 months minimum required; FICO is higher than guideline minimum 758 credit score > 720 minimum allowable credit score;

300024090	$728,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	302 - Appraisal - Other	Property	The CDA value came back indeterminate. A field review is now required.		07/08/15: Appraisal field review provided reflecting a value of $910,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum 28.36% DTI < 43% maximum allowable DTI; Reserves are higher than guideline minimum 12.10 months reserves > 6 months minimum required; FICO is higher than guideline minimum 758 credit score > 720 minimum allowable credit score;

300024090	$728,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	CDA Report not provided.		7/8/15 The CDA value is indeterminate. A field review is required. Condition cleared.
DTI is lower than guideline maximum 28.36% DTI < 43% maximum allowable DTI; Reserves are higher than guideline minimum 12.10 months reserves > 6 months minimum required; FICO is higher than guideline minimum 758 credit score > 720 minimum allowable credit score;

300008754	$532,000	MN	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 09/18/14 states that assumption is not allowed.
																Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 38.35% DTI, max allowed 43% and FICO 779, minimum required 720.	The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.	Waiver	Aggregator	DTI is lower than guideline maximum 38.35% DTI < 43% Max allowed; FICO is higher than guideline minimum 779 FICO > 720 Min required;
300008754	$532,000	MN	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was missing from the file.	05/06/2015: CDA	05/06/2015: A CDA report reflecting a value of $698,000 which is a 0% variance was provided. Condition Cleared.
300008754	$532,000	MN	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Documentation	General Compliance
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.

05/06/2015: please see attached true an certified copy of mortgage sent for recording. Also reference closing instructions in file that indicate the mortgage is to be sent for recording pg 2 # 4 under delvery of documents
																	05/06/2015: Audit review of stamped Mortgage by settlement agent stating that document will be sent for recording is deemed acceptable, condition cleared.
300020151	$588,000	MI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment	Verbal Verification of Employment in file is dated 05/29/2015 with the Note dated 06/10/2015 and loan funding 06/11/2015. No Verbal Verification in file that was performed prior to loan closing.	06/23/2015: The VVOE dated 5/29/15 is within 10 business days of the Note date and was verified prior to closing. Can you please waive?
6/23/2015: Audit has re-analyzed the VOE from the work number, dated 06/09/2015, and has determined that the documentation submitted was within 10 days prior to the Note date of 06/10/2015. Condition cleared.
																				CLTV is lower than guideline maximum 75.31% CLTV; DTI is lower than guideline maximum 33.08% DTI; FICO is higher than guideline minimum 763 FICO;
300020151	$588,000	MI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance
Per Lender's guidelines, alimony/child support maintenance payments, regardless of the number of monthly payments remaining, must be included in recurring debt.  Verification clearly defining the borrowers responsibility must be obtained.  Missing verification of child support payments.

6/29/15 Please advise - there doesn't seem to be any indication anywhere in file that either borrower has ever been divorced. There is nothing showing any kind of alimony pmt or receipt on the taxes and no public records noted on credit.

6/30/15 The lender supplied a copy of the borrowers Judgement for Divorce to document the child support payments on the 1003. Condition cleared. 6/26/15 The lender asked for further direction on this condition. Please note that this refers to the Child Support payment listed in the liability section of the Final 1003. Condition not cleared.
																				CLTV is lower than guideline maximum 75.31% CLTV; DTI is lower than guideline maximum 33.08% DTI; FICO is higher than guideline minimum 763 FICO;
300020151	$588,000	MI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Note	Legal Documents	Missing Note for the second mortgage lien	6/29/15 Why is the Note required? the acct reflects on the credit report and a supplement is in file; Additionally, the lien was subordinated. 06/23/2015: This has been sent to you on 6/16/15
7/2/15 The lender provided a copy of the second lien note. Condition cleared.
6/29/15 The lender asked why the note is required. Audit must review the note to verify it meets the lenders guidelines and that the correct payment calculation was used to qualify. Condition not cleared.
 06/23/2015: Audit reviewed the lender rebuttal and found no attachment to download. Please re-send, condition remains.
																				CLTV is lower than guideline maximum 75.31% CLTV; DTI is lower than guideline maximum 33.08% DTI; FICO is higher than guideline minimum 763 FICO;
300020151	$588,000	MI	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Finance Charge Under Disclosed	TILA	Finance charge under disclosed. It appears that the lender did not include the subordination fee of $200.	07/09/2015: see cure 6/29/15 see attached
07/09/2015: Notification of error, no rescission required (2nd Home), evidence of shipment and refund to borrower of $196.39 was provided. Documentation is acceptable. Loan will be rated a Fitch B.
 6/29/15 The lender provided a copy of the Itemization of Amount Financed and their compliance report. Both documents do not show the subordination fee as a pre-paid finance charge. The subordination fee of $200.00 should have been included in the pre paid finance charge, the loan is still under disclosed by $196.39. Condition not cleared.
																				CLTV is lower than guideline maximum 75.31% CLTV; DTI is lower than guideline maximum 33.08% DTI; FICO is higher than guideline minimum 763 FICO;
300020151	$588,000	MI	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		06/18/2015: A CDA Report with a reconciled value of $980,000 with 0% variance was provided. Condition cleared.			CLTV is lower than guideline maximum 75.31% CLTV; DTI is lower than guideline maximum 33.08% DTI; FICO is higher than guideline minimum 763 FICO;
300034759	$744,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Lease agreement	Legal Documents	Missing lease agreement or VOR to verify current rent payment	07/07/2015: VOR 7/1/15 Will you accept rent checks?
07/07/2015: Audit review of VOR and cancelled rent check documentation submitted are deemed acceptable. Condition cleared.
 7/1/15 The lender provided copies of cancelled check. A lease agreement or a VOR is required to verify the rental terms. Condition not cleared.
																				DTI is lower than guideline maximum 38.21% DTI; FICO is higher than guideline minimum 790 FICO; Reserves are higher than guideline minimum $8,545 excess verified reserves;
300034759	$744,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																7/1/15 recording confirm	7/1/15 The lender provided a statement from the title company that the mortgage has been recorded. Condition cleared.			DTI is lower than guideline maximum 38.21% DTI; FICO is higher than guideline minimum 790 FICO; Reserves are higher than guideline minimum $8,545 excess verified reserves;
300034759	$744,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		6/29/15 CDA report provided reflecting a reconciled value of $930,000 or 0% variance. Condition cleared.			DTI is lower than guideline maximum 38.21% DTI; FICO is higher than guideline minimum 790 FICO; Reserves are higher than guideline minimum $8,545 excess verified reserves;
300026774	$667,500	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines	Missing pages 4-7 to February 5, 2015 checking account statement. Missing 2 full months statement for same checking account.	06/18/2015: 2 months statements	06/18/2015: Audit review of bank statements dated 12/2014, 01/2015 and 01/15/15 through 02/13/15 documentation submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum CLTV 80%; Years in Primary Residence 12 years in primary residence; No Mortgage Lates 97 months payment history no lates;
300026774	$667,500	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA	Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 11.57%. The Lender was required to provide a cure in the amount of $9.00
HUD-1 line 208 reflects a tolerance cure in the amount of $11.75 paid to borrower at close for Charges That in Total Cannot Increase More Than 10% category. Loan will be graded B for Fitch and A for others.
																				CLTV is lower than guideline maximum CLTV 80%; Years in Primary Residence 12 years in primary residence; No Mortgage Lates 97 months payment history no lates;
300026774	$667,500	FL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	06/16/2015: CDA	06/16/2015: A CDA report reflecting a value of $890,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum CLTV 80%; Years in Primary Residence 12 years in primary residence; No Mortgage Lates 97 months payment history no lates;
300014800	$640,000	OR	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Final HUD-1 for simultaneous second mortgage lien not provided in file	05/29/2015: Simo HUD	05/29/2015: Audit review of signed Final HUD-1 for simultaneous second mortgage lien documentation submitted is deemed acceptable. Condition cleared.			Reserves are higher than guideline minimum $258,943 excess verified reserves; DTI is lower than guideline maximum 28.95% DTI; FICO is higher than guideline minimum 763 FICO;
300014800	$640,000	OR	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated  02/26/15 states that assumption is not allowed.

Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 28.95% DTI, max allowed 43%, FICO 763, minimum required 720, and 59 months reserves, min 6 months required The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																		Waiver	Aggregator	Reserves are higher than guideline minimum $258,943 excess verified reserves; DTI is lower than guideline maximum 28.95% DTI; FICO is higher than guideline minimum 763 FICO;
300014800	$640,000	OR	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		05/28/2015: A CDA Report with a reconciled value of $815,000 at 0% variance was provided. Condition cleared.			Reserves are higher than guideline minimum $258,943 excess verified reserves; DTI is lower than guideline maximum 28.95% DTI; FICO is higher than guideline minimum 763 FICO;
300013584	$476,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Rate Lock Agreement	General Compliance	Rate Lock Agreement not provided in file.		06/01/2015: Audit review of HOEPA/HMDA reflects rate lock date of 04/14/2015, documentation provided in loan file is deemed acceptable. Condition cleared.
300013584	$476,000	FL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Provide CDA to support appraised value within 10% variance.		5.29.15 CDA provided reflecting a value of $595,000 or 0% variance. Condition cleared.
300029661	$1,000,000	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing copy of title	Title	Title provided in file is dated 11/01/2014. Application date is 02/12/2015. Closing date is August.	08/28/2015: title from underwriting credit package.	08/28/2015: Audit review of updated Title Commitment, dated 06/01/2015, documentation submitted is deemed acceptable. Condition cleared.			Years Self Employed Borrower has 5.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%;
300029661	$1,000,000	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Mortgage/deed of trust legal description information	Legal Documents	Exhibit A to mortgage contains the APN# but not the actual legal description.	08/31/2015: Legal description from the title attached	08/31/2015: Audit review of Exhibit A with Schedule C attached that was submitted is deemed acceptable. Condition cleared.			Years Self Employed Borrower has 5.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%;
300029661	$1,000,000	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Finance Charge Under Disclosed	TILA	Finance charge under disclosed by $687. It appears the Lender did not include the discount fee.	08/31/2015: Can you please provide clarification or a breakdown of where the $687 is under disclosed? I don't see where there is a different of $687. Thank you!	08/31/2015: Audit has re-analyzed the loan documents and determined that the a CEMA fee was inadvertently entered as a finance charge, loan is no longer under disclosed. Condition cleared.			Years Self Employed Borrower has 5.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%;
300029661	$1,000,000	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		08/28/15: Field Review provided in lieu of CDA reflecting a value of $1,575,000 which is a -8.96% variance. Variance within acceptable tolerance. Condition Cleared.			Years Self Employed Borrower has 5.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%;
300022119	$702,400	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Missing evidence new car loan payment is $133 per month.	06/12/2015: Soft pull, LOX	06/12/2015: Audit review of credit report dated 05/27/2015 reflects Auto loan for $133, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 36.20% DTI; FICO is higher than guideline minimum 768 FICO; Years in Primary Residence 14 years primary residence;
300022119	$702,400	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain Documentation	Legal Documents	Final HUD-1 for simultaneous second mortgage lien not provided in file	06/12/2015: Simo HUD	06/12/2015: Audit review of signed Final HUD-1 for 2nd Mortgage documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 36.20% DTI; FICO is higher than guideline minimum 768 FICO; Years in Primary Residence 14 years primary residence;
300022119	$702,400	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply. Estimated HUD-1 in file.	06/15/2015: FHUD
06/15/2015: Audit review of true certified final HUD-1 documentation submitted is deemed acceptable, however page 3 HUD-1 Comparison page does not reflect loan terms as originated.  Additional condition added. Current condition cleared.
																				DTI is lower than guideline maximum 36.20% DTI; FICO is higher than guideline minimum 768 FICO; Years in Primary Residence 14 years primary residence;
300022119	$702,400	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final TIL	TILA	Final TIL not provided in file. Unable to complete compliance review. Additional conditions may apply.	06/12/2015: FTIL	06/12/2015: Audit review of signed Final TIL documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 36.20% DTI; FICO is higher than guideline minimum 768 FICO; Years in Primary Residence 14 years primary residence;
300022119	$702,400	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	06/12/2015: CDA	06/12/2015: A CDA report reflecting a value of $880,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 36.20% DTI; FICO is higher than guideline minimum 768 FICO; Years in Primary Residence 14 years primary residence;
300022119	$702,400	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD-1 Comparison page does not reflect loan terms as originated	RESPA
HUD-1 Comparison page is missing "Your interest rate is" and "Your initial monthly amount owed for principle, interest and any mortgage insurance is", both boxes are missing loan terms as originated (interest rate of 4.250% and monthly payment of $3,455.39).
																06/16/2015: FHUD	06/16/2015: Audit review of HUD-1 Comparison page reflects interest rate and payment amount, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 36.20% DTI; FICO is higher than guideline minimum 768 FICO; Years in Primary Residence 14 years primary residence;
300020148	$915,000	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Insufficient Reserves	Terms/Guidelines	The Lender's guidelines dated 03/02/2015 require 6 months PITA reserves. Required reserves $37,366.68, verified reserves $12,686.77, shortage $24,497.91	06/18/2015: I have uploaded the borrower's Assets. He seems to have more than enough (and then some) in verified assets. Where is this shortage of 24K coming from? Please advise.
06/18/2015: Audit reviewed the lender rebuttal, as well as the documentation provided, and has determine that the Retirement account, quarterly statement dated 06/04/2015 which was not liquidated, as were the other accounts. Total assets are now sufficient in the amount of $968,115.08 with the added $31,470.61.  Shortage issues has been resolved. Condition cleared.
																				CLTV is lower than guideline maximum 56.66% CLTV; DTI is lower than guideline maximum 37.23% DTI; FICO is higher than guideline minimum 787 FICO;
300020148	$915,000	NJ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		06/15/2015: CDA provided reflecting a value of $1,615,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			CLTV is lower than guideline maximum 56.66% CLTV; DTI is lower than guideline maximum 37.23% DTI; FICO is higher than guideline minimum 787 FICO;
300008033	$748,107	FL	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 03/02/2015 states that assumption is not allowed.

Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 36.90% DTI, max allowed 43%, FICO 718, minimum required 700, and 20 months reserves, min 12 months required The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																		Waiver	Aggregator
DTI is lower than guideline maximum 36.90% DTI < 43% Max allowed; FICO is higher than guideline minimum 718 FICO > 700 Min required; Reserves are higher than guideline minimum 20.30 mos > 12 mos min required;

300008033	$748,107	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Federal High-Cost	The HUD homeownership counseling disclosure in the file is dated 04/03/2015 and the original application date is 02/16/2015	05/15/2015: HUD homeownership counseling disclosure
05/15/2015: Audit review of HUD homeownership counseling disclosure, dated 02/16/2015, is within three days of application date of 2/16/2015. Documentation submitted is deemed acceptable, condition cleared.

300008033	$748,107	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Federal Consumer Protection	The right to receive appraisal disclosures in the file is dated 04/03/2015 and the original application date is 02/16/2015	05/15/2015: Appraisal Disclosure 05/08/2015: HI- Initial application was dated 4/3/15 and it was signed 4/8/15, please let me know where do you see 1003 dated 2/16/15?
05/15/2015: Audit review of Appraisal Disclosure, dated 02/18/2015, is within three days of application date of 2/16/2015. Documentation submitted is deemed acceptable, condition cleared.
 05/08/2015: Audit has re-analyzed the loan documents and determined that the HOEPA/HMDA Required Information sheet (p108) reflects "initial Application Date (as defined by your current policies and procedures)" as "February 16, 2015". A preliminary GFE (p541) dated 02/18/2015 was also provided included the borrower's name and property address.  Condition remains.

300008033	$748,107	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	The initial affiliated business disclosure in the file is dated 04/03/2015 and the original application date is 02/16/2015	05/15/2015: See attached initial disclosures pkg and TIL issued on 2/18. A coborrower was added during the process, so disclosures had to be reissued on 4/3 05/12/2015: HOPA
05/15/2015: Audit review of Affiliated Business Disclosure, dated 02/18/2015, is within three days of application date of 2/16/2015. Documentation submitted is deemed acceptable, condition cleared.
 05/01/2015: Audit has re-analyzed the loan documents and determined that a screenshot showing when the property address was entered into their system is required due to conflicting HOEPA/HMDA Required Information sheet with one date reflecting "initial Application Date (as defined by your current policies and procedures)" as "February 16, 2015" and another provided reflecting "initial Application Date (as defined by your current policies and procedures)" as "April 3rd, 2015".  Verification required, condition remains.

300008033	$748,107	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	The servicing disclosure statement in the file is dated 04/03/2015 and the original application date is 02/16/2015	05/15/2015: servicing disclosure statement	05/15/2015: Audit review of servicing disclosure statement, dated 02/18/2015, is within three days of application date of 2/16/2015. Documentation submitted is deemed acceptable, condition cleared.
300008033	$748,107	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Initial Truth in Lending (Lender Disclosure)	TILA	Missing initial TIL dated within 3 days of the application date of 02/16/2015	05/15/2015: initial TIL 05/12/2015: LOX
05/15/2015: Audit review of initial TIL, dated 02/18/2015, is within three days of application date of 2/16/2015. Documentation submitted is deemed acceptable, condition cleared.
 05/12/2015: Audit has re-analyzed the loan documents and determined that a screenshot showing when the property address was entered into their system is required due to conflicting HOEPA/HMDA Required Information sheet with one date reflecting "initial Application Date (as defined by your current policies and procedures)" as "February 16, 2015" and another provided reflecting "initial Application Date (as defined by your current policies and procedures)" as "April 3rd, 2015".  Verification required, condition remains.

300008033	$748,107	FL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided	05/08/2015: CDA	05/08/2015: A CDA report reflecting a value of $1,073,000 which is a 0% variance was provided. Condition Cleared.
300021802	$745,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all lender fees charged on the HUD	RESPA
The GFE reflects fees of $4,042.50 vs. actual fees of $4,097.50 that were charged on the HUD-1 for transfer taxes. The amount of restitution is $55.00.  The lender credit of $55.00 found on line #205 of the HUD-1 is sufficient.  Loan will be graded a B for Fitch and A for others.

07/06/2015: The GFE reflects fees of $4,042.50 vs. actual fees of $4,097.50 that were charged on the HUD-1 for transfer taxes. The amount of restitution is $55.00.  The lender credit of $55.00 found on line #205 of the HUD-1 is sufficient.  Loan will be graded a B for Fitch and A for others.

300021802	$745,000	FL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	CDA report not provided		07/06/2015: CDA provided reflecting a value of $940,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300008773	$620,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing credit report	Terms/Guidelines	Missing updated credit report to verify both mortgages were paid through the month of closing. Both loans are verified through 02/2015 and the closing was 05/05/2015	05/20/2015: updated mtg history
05/20/2015: Audit review of updated credit report dated 04/24/2015 reflects mortgage history for both open mortgages on subject property,   documentation submitted is deemed acceptable. Condition cleared.
																				CLTV is lower than guideline maximum 82.06% CLTV; DTI is lower than guideline maximum 31.69% DTI; FICO is higher than guideline minimum 745 FICO;
300008773	$620,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	The lender's approval requires a copy of the Note and HUD for the second mortgage lien for $16,000. Please provide copy of note and HUD.	05/20/2015: 2nd lien docs	05/20/2015: Audit review of 2nd lien HELOC Note and HUD, for $16,000, documentation submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 82.06% CLTV; DTI is lower than guideline maximum 31.69% DTI; FICO is higher than guideline minimum 745 FICO;
300008773	$620,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment	Lender's guidelines require a verification of employment within 10 days of the note date for salaried employees. Missing VVOE for borrower.	05/20/2015: VOE 05/20/2015: VOE
05/20/2015: Audit review of the borrower VVOE, documentation submitted was within 10 days prior to the Note date. Condition cleared.
 05/20/2015: Audit review of VOE documentation submitted is deemed unacceptable. VOE required within 10 days of the note date for borrower. Documentation submitted for co-borrower was already provided within the loan file.  Missing VOE for borrower. Condition remains.
																				CLTV is lower than guideline maximum 82.06% CLTV; DTI is lower than guideline maximum 31.69% DTI; FICO is higher than guideline minimum 745 FICO;
300008773	$620,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Evidence of HELOC Draw for the Past 12 Months	Terms/Guidelines	Missing evidence of heloc draws regarding debt #2 listed on credit report for the past 12 months and evidence it was closed
05/21/2015: Not a HELOC so there is no draw history
05/20/2015: This is not a HELOC. Please refer to the credit report showing this is an installment loan. Also, please refer to title which shows this is a purchase money 2nd.
 05/20/2015: This was a purchase money 2nd.

05/21/2015: Audit has re-analyzed the loan documents, as well as the lender rebuttal, and has determined that per guides, pay off of a junior lien is permitted if the junior lien is a closed end second (CES) with 1 year seasoning. Sufficient evidence was provided with the aid of credit report, property profile and appraisal. Sales date on property profile and appraisal coincides with credit report dates on mortgages. Condition cleared.
05/20/2015: Audit reviewed the lender rebuttal, as well as the loan documents, and has determine that the title provided is a short form with no mortgage or deed information to verify 2nd mortgage.  Provide the original purchase money regardless of seasoning documented via a copy of HUD settlement statement from purchase showing 2nd lien.  Condition remains.
 05/20/2015: Audit reviewed the lender rebuttal and has determined that per guidelines, evidence required of the original purchase money regardless of seasoning documented via a copy of HUD settlement statement from purchase showing 2nd lien or if not a purchase money mortgage then evidence of no draws in the last 12 months beyond a cumulative of $2,000 is required. Condition remains.
																				CLTV is lower than guideline maximum 82.06% CLTV; DTI is lower than guideline maximum 31.69% DTI; FICO is higher than guideline minimum 745 FICO;
300008773	$620,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 03/02/2015 states that assumption is not allowed.

Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 31.69% DTI, max allowed 43%, FICO 745, minimum required 720, and 82.06% CLTV.  The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																		Waiver	Aggregator	CLTV is lower than guideline maximum 82.06% CLTV; DTI is lower than guideline maximum 31.69% DTI; FICO is higher than guideline minimum 745 FICO;
300008773	$620,000	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	05/20/2015: CDA	05/20/2015: A CDA report reflecting a value of $705,000 which is a -9.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.			CLTV is lower than guideline maximum 82.06% CLTV; DTI is lower than guideline maximum 31.69% DTI; FICO is higher than guideline minimum 745 FICO;
300015850	$787,500	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 02/26/15 states that assumption is not allowed.

Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 36% DTI, max allowed 43%, FICO 792, minimum required 720, and 37 months reserves, min 12 months required The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																		Waiver	Aggregator
FICO is higher than guideline minimum FICO 792, minimum required 720; DTI is lower than guideline maximum 36% DTI, max allowed 43%,; Reserves are higher than guideline minimum 37 months reserves, min 12 months required ;

300015850	$787,500	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing copy of title	Title
Missing copy of the preliminary title for$ $787,500.00.  (Preliminary in file does not reflect the amount of the insurance. Guidelines require that initial title report correctly reflects the information that will ultimately be on the title policy.)
																06/02/2015: Prelim Title	06/02/2015: Audit review of Supplemental report to title reflects the correct loan amount, documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum FICO 792, minimum required 720; DTI is lower than guideline maximum 36% DTI, max allowed 43%,; Reserves are higher than guideline minimum 37 months reserves, min 12 months required ;

300015850	$787,500	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	Servicing disclosure statement in the file is dated 04/24/15 and the application date is 03/25/15.
06/05/2015: screen shot
06/03/2015: The initial package that was sent was a TBD approval, there was no property identified so no servicing transfer notice should have been required. The April disclosure was sent out once the clients got into the contract and a property was identified, at that time the appraisal was ordered. Please review and clear
 05/29/2015: Disclosures

06/05/2015: Audit review of screen shot documentation submitted reflects property address entered on 04/24/2015, pre-qualification documents dated 03/25/2015 did not reflect the subject address. Application date is from date subject property was entered into the system. Documentation is deemed acceptable. Condition cleared.
06/03/2015: Audit reviewed the lender rebuttal and has determined that proof of application is required, provide screen shot of when subject property was entered into the system so initial disclosure dates can be adjusted accordingly, if applicable. Condition remains.
 05/29/2015: Audit review of all disclosure documentation submitted found no evidence of the Servicing Disclosure Statement. Condition remains.

FICO is higher than guideline minimum FICO 792, minimum required 720; DTI is lower than guideline maximum 36% DTI, max allowed 43%,; Reserves are higher than guideline minimum 37 months reserves, min 12 months required ;

300015850	$787,500	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Federal Consumer Protection	The right to receive a copy of the appraisal disclosure in the file is dated 04/24/15 and the application date is 03/25/15.	06/05/2015: disclosure date, screen shot
06/05/2015: Audit review of screen shot documentation submitted reflects property address entered on 04/24/2015, pre-qualification documents dated 03/25/2015 did not reflect the subject address. Application date is from date subject property was entered into the system. Documentation is deemed acceptable. Condition cleared.

FICO is higher than guideline minimum FICO 792, minimum required 720; DTI is lower than guideline maximum 36% DTI, max allowed 43%,; Reserves are higher than guideline minimum 37 months reserves, min 12 months required ;

300015850	$787,500	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		05/28/2015: A CDA Report with a reconciled value of $970,000 at 7.6% variance was provided. Condition cleared.
FICO is higher than guideline minimum FICO 792, minimum required 720; DTI is lower than guideline maximum 36% DTI, max allowed 43%,; Reserves are higher than guideline minimum 37 months reserves, min 12 months required ;

300015850	$787,500	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Sufficient RESPA Cure provided on HUD-1	RESPA	HUD-1 line 204 reflects a tolerance cure in the amount of $27.70 paid to borrower at close for Charges That in Total Cannot Increase More Than 10% category.
05/28./15: HUD-1 line 204 reflects a tolerance cure in the amount of $27.70 paid to borrower at close for Charges That in Total Cannot Increase More Than 10% category. Loan will be graded B for Fitch and A for others.

FICO is higher than guideline minimum FICO 792, minimum required 720; DTI is lower than guideline maximum 36% DTI, max allowed 43%,; Reserves are higher than guideline minimum 37 months reserves, min 12 months required ;

300014172	$490,000	AL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines	Missing page 1 of 03/31/2015 retirement account statement. Additional conditions may apply.	06/10/2015: 1st and 2nd pgs were out of order	06/10/2015: Audit review of retirement statement, dated 03/31/2015, page 1 documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum 24.83% DTI, max allowed 43%.; FICO is higher than guideline minimum FICO 803, minimum required 720.; Reserves are higher than guideline minimum 20.30 months reserves, minimum 6 months required.;

300014172	$490,000	AL	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 06/12/14/09/18/14 states that assumption is not allowed.

Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 24.83% DTI, max allowed 43%, FICO 803, minimum required 720, and 20.30 months reserves, minimum 6 months required.  The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																		Waiver	Aggregator
DTI is lower than guideline maximum 24.83% DTI, max allowed 43%.; FICO is higher than guideline minimum FICO 803, minimum required 720.; Reserves are higher than guideline minimum 20.30 months reserves, minimum 6 months required.;

300014172	$490,000	AL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Missing Note and HUD-1 for simultaneous second mortgage lien. Additional conditions may apply.	06/10/2015: attached	06/10/2015: Audit review of 2nd lien Note, HUD and Mortgage documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum 24.83% DTI, max allowed 43%.; FICO is higher than guideline minimum FICO 803, minimum required 720.; Reserves are higher than guideline minimum 20.30 months reserves, minimum 6 months required.;

300014172	$490,000	AL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	06/10/2015: CDA	06/10/2015: A CDA report reflecting a value of $620,000 which is a 0% variance was provided. Condition Cleared.
DTI is lower than guideline maximum 24.83% DTI, max allowed 43%.; FICO is higher than guideline minimum FICO 803, minimum required 720.; Reserves are higher than guideline minimum 20.30 months reserves, minimum 6 months required.;

300034496	$880,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain Verification of Rent	Terms/Guidelines	Missing 12 consecutive months of cancelled check to verify rent. Provide a copy of the April 2015 cancelled rent check.	07/13/2015: April 2015 rent check	07/13/2015: Audit review of April 2015 rent check documentation submitted is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum 789 credit score; Reserves are higher than guideline minimum 22.5 months reserves; Years in Primary Residence Borrower lived in prior residence over 10 years;
300034496	$880,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to Obtain Title Commitment / Title Insurance	Title	Provide a copy of the preliminary title commitment/report.	07/10/2015: title report	07/10/2015: Audit review of the preliminary title commitment documentation submitted is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum 789 credit score; Reserves are higher than guideline minimum 22.5 months reserves; Years in Primary Residence Borrower lived in prior residence over 10 years;
300034496	$880,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA
The GFE reflects fees of $674.00 vs. actual fees of $824.00 charged on the Final HUD-1 in the section that cannot increase more than 10%. The amount of restitution of $77.50 is insufficent. Total amount to be refunded is $82.60 minus $77.50 equals a shortage of $5.10.
																07/15/2015: revised final hud1
07/15/2015: Audit review of revised HUD reflects GFE fees of $725 vs actual fee of $824 charged on the Final HUD-1 in the section that cannot increase more than 10%. The Lender provided a cure in the amount of $77.50. Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $77.50. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'. Condition cleared.
																				FICO is higher than guideline minimum 789 credit score; Reserves are higher than guideline minimum 22.5 months reserves; Years in Primary Residence Borrower lived in prior residence over 10 years;
300034496	$880,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	Missing final HUD-1. Compliance testing not complete and tolerance cure not verified. Additional conditions may apply.	07/13/2015: final hud1 07/10/2015: final hud1
07/13/2015: Audit review of final HUD-1 documentation submitted is deemed acceptable. Tolerance cure violation, additional exception added. HUD condition cleared.
 07/10/2015: Audit review of HUD-1 documentation submitted is marked as "Estimated" and is deemed unacceptable. Provide a Final HUD-1 signed or true certified by settlement agent. Condition remains.
																				FICO is higher than guideline minimum 789 credit score; Reserves are higher than guideline minimum 22.5 months reserves; Years in Primary Residence Borrower lived in prior residence over 10 years;
300034496	$880,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		07/08/15: CDA provided reflecting a value of $1,100,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 789 credit score; Reserves are higher than guideline minimum 22.5 months reserves; Years in Primary Residence Borrower lived in prior residence over 10 years;
300016740	$922,400	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing copy of title	Title	Preliminary title report not provided in file	05/26/2015: attached	05/26/2015: Audit review of Preliminary title report documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 37.29% DTI; FICO is higher than guideline minimum 810 FICO; Reserves are higher than guideline minimum $63,175 excess verified reserves;
300016740	$922,400	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 03/02/2015 states that assumption is not allowed.

Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 37.29% DTI, max allowed 43%, FICO 810, minimum required 720, and 34.20 months reserves, min 6 months required.  The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																		Waiver	Aggregator	DTI is lower than guideline maximum 37.29% DTI; FICO is higher than guideline minimum 810 FICO; Reserves are higher than guideline minimum $63,175 excess verified reserves;
300016740	$922,400	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment	Verbal Verification of Employment in file is dated 04/28/2015 with the Note dated 05/13/2015 and loan funding 05/15/2015. No Verbal Verification in file that was performed prior to loan closing.	05/26/2015: vvoe	05/26/2015: Audit review of the VOE from the work number, dated 05/12/2015, documentation submitted was within 10 days prior to the Note date of 05/13/2015. Condition cleared.			DTI is lower than guideline maximum 37.29% DTI; FICO is higher than guideline minimum 810 FICO; Reserves are higher than guideline minimum $63,175 excess verified reserves;
300016740	$922,400	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines	Missing March 401K statement to fulfill 2 month requirement	05/26/2015: The statement in file captures a full 2 months period, jan 1 through Feb 28. reattached. Guides provide that stmts must be within 90 days of app.	05/26/2015: Audit review of 401K statement captures a full 2 months period, jan 1 through Feb 28. Documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 37.29% DTI; FICO is higher than guideline minimum 810 FICO; Reserves are higher than guideline minimum $63,175 excess verified reserves;
300016740	$922,400	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	05/26/2015: CDA	05/26/2015: A CDA report reflecting a value of $1,153,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 37.29% DTI; FICO is higher than guideline minimum 810 FICO; Reserves are higher than guideline minimum $63,175 excess verified reserves;
300040371	$736,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain Title	Title	The preliminary title report in the file does not show the amount of coverage for the subject property.	08/24/2015: preliminary title updated	08/24/2015: Audit review of updated preliminary title reflects the correct loan amount, documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years in Field Borrower has 12 years in Field  ;

300040371	$736,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines	The bank account shown on the final 1003 is held in the name of the non borrowing spouse only. Additional conditions may apply.	08/24/2015: conditions	08/24/2015: Audit has re-analyzed the bank statement and determined that the borrower is reflected on page 4 of the statement as the Joint Owner, documentation is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years in Field Borrower has 12 years in Field  ;

300040371	$736,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing 4506-T	Legal Documents
Missing 4506T for the borrower's S-Corp. Required to be signed at application and at closing.  The initial form is required to be executed prior to underwriting.  Any discrepancies on the report versus what is in the loan file must be reviewed.
																08/24/2015: LOX provided
08/24/2015: Audit reviewed the lender rebuttal, as well as the letter of Explanation submitted, and has determine that the signed 4506T's were provided within the loan file and signed at application and closing.  2 years Tax Transcripts (2013 & 2014) were provided. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years in Field Borrower has 12 years in Field  ;

300040371	$736,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment	The VVOE in the file is dated after the loan closed. Guidelines require verification the existence of the borrower’s business within 30 days prior to the Note date.	08/21/2015: conditions	08/21/2015: Audit review of the VOE from State business search, documentation submitted was within 30 days prior to the Note date. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years in Field Borrower has 12 years in Field  ;

300040371	$736,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Hazard Insurance Shortfall	Terms/Guidelines
Hazard insurance declaration page in file reflects hazard insurance coverage of $345,000.00 at 125%.  The appraisal reflects total estimate of cost-new is $480,875.00 . Please provide evidence of sufficient coverage.
																08/21/2015: HOI + replacement cost
08/21/2015: Audit review of the "Estimated Reconstruction Cost" for the subject property provided by the insurance provider reflects as $259,000. Coverage is sufficient, documentation submitted is deemed acceptable. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years in Field Borrower has 12 years in Field  ;

300040371	$736,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Tax Transcripts	Income/Employment
File is missing tax transcripts for the borrower's S-Corp.  Guidelines Require 4506-T to be executed prior to underwriting.  Any discrepancies on the report versus what is in the loan file must be reviewed. Additional conditions may apply.
																08/24/2015: LOX provided	08/24/2015: Audit concurs with the lender rebuttal, signed 2013 and 2014 1120's for the S-corp were provided within the loan file. Documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years in Field Borrower has 12 years in Field  ;

300040371	$736,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Initial Escrow Account Disclosure	General Compliance	The signed initial escrow account disclosure is missing from the file. Additional conditions may apply.	08/24/2015: conditions	08/24/2015: Audit review of Initial Escrow Account Disclosure, dated 08/06/2015, documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years in Field Borrower has 12 years in Field  ;

300040371	$736,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not in the file.	08/20/2015: CDA	08/20/2015: A CDA report reflecting a value of $920,000 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years in Field Borrower has 12 years in Field  ;

300024089	$1,040,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing YTD Profit & Loss	Income/Employment
Missing 2014 and 2015 Profit & Loss Statement for business "C" on 2013 tax return Schedule E II. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Profit & Loss is missing from the file.
																06/25/2015: rebuttal
06/25/2015: Audit concurs with the lender rebuttal and has determine that the 2013 1120S tax form for business "C" on 2013 tax return Schedule E II reflects as "final", therefore a P&L and Balance Sheet are not required.  Condition cleared.
																				DTI is lower than guideline maximum 37.48% DTI; FICO is higher than guideline minimum 766 FICO; Reserves are higher than guideline minimum $246,196 excess verified reserves;
300024089	$1,040,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Balance Sheet	Income/Employment
Missing 2014 and 2015 Balance Sheet for business "C" on 2013 tax return Schedule E II. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Balance Sheets is missing from the file.
																06/25/2015: rebuttal
06/25/2015: Audit concurs with the lender rebuttal and has determine that the 2013 1120S tax form for business "C" on 2013 tax return Schedule E II reflects as "final", therefore a P&L and Balance Sheet are not required.  Condition cleared.
																				DTI is lower than guideline maximum 37.48% DTI; FICO is higher than guideline minimum 766 FICO; Reserves are higher than guideline minimum $246,196 excess verified reserves;
300024089	$1,040,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all lender fees charged on the HUD	RESPA	Under the charges that cannot increase on the Final HUD-1, transfer taxes are $4675 vs actual $5720. The Lender was required to provide a cure in the amount of $1045.00		HUD-1, line 206, reflects a tolerance cure in the amount of $1045.00 paid to the borrower at close. Loan will be graded an A for all agencies except for Fitch with a grade of B.			DTI is lower than guideline maximum 37.48% DTI; FICO is higher than guideline minimum 766 FICO; Reserves are higher than guideline minimum $246,196 excess verified reserves;
300024089	$1,040,000	FL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		06/25/2015: CDA provided reflecting a value of $1,330,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 37.48% DTI; FICO is higher than guideline minimum 766 FICO; Reserves are higher than guideline minimum $246,196 excess verified reserves;
300014685	$760,000	NY	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 03/02/2015 states that assumption is not allowed.

Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: FICO 760, minimum required 720, and 12.10 months reserves, minimum 6 months required.  The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																		Waiver	Aggregator	Years in Field 10 years in filed Co-borrower; FICO is higher than guideline minimum 760 FICO; Reserves are higher than guideline minimum $26,335 excess verified reserves;
300014685	$760,000	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Incomplete 1003	Legal Documents	Section X, Government Monitoring, is not completed on the initial or final 1003. Also, the Co-borrower's previous address is incorrect per the letter of explanation on page 381.	06/09/2015: Please review attached LOXs and clarify? the previous addresses noted on the 1003 match the letters. Borrowers did not volunteer the information for the GMI.	06/09/2015: Audit review of all documentation submitted is deemed acceptable. Condition cleared.			Years in Field 10 years in filed Co-borrower; FICO is higher than guideline minimum 760 FICO; Reserves are higher than guideline minimum $26,335 excess verified reserves;
300014685	$760,000	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Loan does not meet criteria for Qualified Mortgage	QM/ATR
Per Appendix Q, part-time and seasonal income can be used to qualify the consumer if the creditor documents that the consumer has worked the part-time job uninterrupted for the past two years, and plans to continue.  Evidence of a 2 year history of part time employment not provided in file

06/09/2015: Appendix Q allows this income: "Part time income received for less than 2 years may be included as effective income provided that the creditor justifies and documents that the income is likely to continue." The full VOE in file  indicates a likelihood of continuance - high probability of continued employment indicated. Please review.
																	06/09/2015: Appendix Q regulations for second income re-verified. The borrowers 2nd job meets the requirements. Condition cleared.			Years in Field 10 years in filed Co-borrower; FICO is higher than guideline minimum 760 FICO; Reserves are higher than guideline minimum $26,335 excess verified reserves;
300014685	$760,000	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		06/08/2015: CDA provided reflecting a value of $955,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Years in Field 10 years in filed Co-borrower; FICO is higher than guideline minimum 760 FICO; Reserves are higher than guideline minimum $26,335 excess verified reserves;
300013116	$750,000	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																07/28/2015: closing instructions requiring recording
07/28/2015: Audit review of signed closing instructions by settlement agent reflects commitment to record mortgage in first lien position on or prior to disbursement date,  documentation submitted is deemed acceptable, condition cleared.

FICO is higher than guideline minimum The UW guides require a 720 credit score. The loan was qualified with a 785 credit score.; Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves. The loan was qualified with 16.5 months of reserves.; No Mortgage Lates The borrower has 31 months of mortgage history with no late payments.;

300013116	$750,000	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to Obtain Verbal VOE	Terms/Guidelines	Provide a verbal verification of employment within 10 days prior to closing to show borrower was still employed at the prior employers. Any gap between jobs must be explained.	07/28/2015: VVOE	07/28/2015: Audit review of the VOE, documentation submitted was within 10 days prior to the Note date. Condition cleared.
FICO is higher than guideline minimum The UW guides require a 720 credit score. The loan was qualified with a 785 credit score.; Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves. The loan was qualified with 16.5 months of reserves.; No Mortgage Lates The borrower has 31 months of mortgage history with no late payments.;

300013116	$750,000	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain Verification of Mortgage	Terms/Guidelines	Provide a credit supplement to verify the 1st mortgage on the departing residence was current at the time of closing.	07/24/2015: The mortgage is reporting current on the credit report.	07/24/2015: Audit review of account activity statement reflects mortgage was current, documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum The UW guides require a 720 credit score. The loan was qualified with a 785 credit score.; Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves. The loan was qualified with 16.5 months of reserves.; No Mortgage Lates The borrower has 31 months of mortgage history with no late payments.;

300013116	$750,000	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain a sales contract that is consistent with final HUD?	Legal Documents	The sales contract states the sale is to close 11 days prior to the actual closing. Provide an executed contract extension to extend the contract to the closing date.		7/22/15 Audit has re-reviewed the file and found that all parties have signed the final HUD. Condition cleared.
FICO is higher than guideline minimum The UW guides require a 720 credit score. The loan was qualified with a 785 credit score.; Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves. The loan was qualified with 16.5 months of reserves.; No Mortgage Lates The borrower has 31 months of mortgage history with no late payments.;

300013116	$750,000	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	General Credit Exception	Terms/Guidelines	Provide an executed copy of the Note for the new 3rd mortgage lien on the departing residence to verify the property address and terms.	07/29/2015: 3rd mtg docs	07/29/2015: Audit review of signed 3rd lien Fixed Note, on departing property for $83,000 documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum The UW guides require a 720 credit score. The loan was qualified with a 785 credit score.; Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves. The loan was qualified with 16.5 months of reserves.; No Mortgage Lates The borrower has 31 months of mortgage history with no late payments.;

300013116	$750,000	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain 2nd lien note	Legal Documents	Provide an executed copy of the subject property 2nd lien Note or HELOC agreement to verify terms and fees.	07/28/2015: 2nd note 07/28/2015: HUD 7/22/15 2nd lien mortgage
07/28/2015: Audit review of 2nd lien HELOC documentation submitted is deemed acceptable. Condition cleared.
07/28/2015: Audit review of HUD-1 documentation submitted is deemed unacceptable. Provide an executed copy of the subject property 2nd lien Note or HELOC agreement to verify terms and fees. Condition remains.
 7/22/15 The lender provided a copy of the 2nd lien mortgage. Please provide a copy of the Credit Agreement for the 2nd lien to verify the terms and fees. Condition not cleared.

FICO is higher than guideline minimum The UW guides require a 720 credit score. The loan was qualified with a 785 credit score.; Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves. The loan was qualified with 16.5 months of reserves.; No Mortgage Lates The borrower has 31 months of mortgage history with no late payments.;

300013116	$750,000	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain Employment Verification	Income/Employment	Provide a verbal verification of employment to verify the borrower has started their new job.	07/28/2015: VVOE 7/22/15 See attached, contract indicates date to start, verbal voe performed around closing indicates borrower is still to start that date
07/28/2015:  Audit review of the VOE, dated 06/12/2015, documentation submitted was within 10 days prior to the Note date of 06/15/2015. VOE reflects a future start date of 07/01/2015. Condition cleared.
 7/22/15 The lender sent in a copy of the borrower offer letter/contract and a VVOE performed prior to the borrower starting that position. Audit is requesting an updated verbal verification of employment to document the borrower has started the position. Condition not cleared

FICO is higher than guideline minimum The UW guides require a 720 credit score. The loan was qualified with a 785 credit score.; Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves. The loan was qualified with 16.5 months of reserves.; No Mortgage Lates The borrower has 31 months of mortgage history with no late payments.;

300013116	$750,000	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Document Error	Legal Documents
The HUD indicates there is a 3rd mortgage on the property. There is a letter in the file stating the 3rd mortgage is on the departing residence. Provide a corrected HUD to show the 3rd mortgage is not on the subject property.

07/29/2015: There is already a separate condition for the 3rd mortgage note. Please see docs provided for that.
 07/28/2015: The mortgage is on this HUD because a wire of $83,000 was received as proceeds to use for cash for close. Here is a copy of the wire sent to the title company. Therefore, it needs to remain on the HUD.

07/29/2015: Audit review of signed 3rd lien Fixed Note, Mortgage and Wire transfer on departing property for $83,000 documentation submitted is deemed acceptable. Condition cleared.
 07/28/2015: Audit reviewed the lender rebuttal and has determined that the 3rd lien Note and terms -OR- copy of final Title Policy are required to verify the property lien is attached. Condition remains.

FICO is higher than guideline minimum The UW guides require a 720 credit score. The loan was qualified with a 785 credit score.; Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves. The loan was qualified with 16.5 months of reserves.; No Mortgage Lates The borrower has 31 months of mortgage history with no late payments.;

300013116	$750,000	WI	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Loan does not meet criteria for Qualified Mortgage	QM/ATR
Appendix Q states that projected income for a new job is allowable providing there is a guaranteed, non-revocable contract for employment in place. The contract provided does not appear to be non-revocable. Please provide evidence, obtained prior to closing, that the contract was non-revocable and guaranteed. Additional conditions may apply.

08/11/2015: There is a written VOE in the file from 4/20, which is over a month after the employment contract date. This WVOE does not say it is a conditional verification of employment. Furthermore, it states that the probability of continued employment is "excellent" and that nothing further needs to happen to allow the employee to start in the position.
07/31/2015: These appear to be standard provisions for borrower's position and can be reasonably be expected to be satisfied by anyone seeking employment in this profession, especially considering that most of them have to do with maintaining certifications, etc. Other provisions are standard employment provisions, such as background checks, and do not constitute revocability in the sense that the contract could be withdrawn for any reason. These are standard and reasonable agreements that current gainful employments indicates can be reasonably expected to be fulfilled. Additionally, per VVOE performed just prior to close, the borrower was still on track to start the date indicated in the contract currently under discussion. This provides further verification that the borrower was on track to fulfill all these provisions (being that they are standard). Additional post closing verification obtained also verifies performance of all provisions. Additionally, the contract itself did not specifically indicate any revocability but rather a stipulation of performance of the provisions highlighted. There's a distinction between revocability and provisions to be completed by a prospective employee. Revocability would assume the offer could be retracted even despite the prospective employee's performance of all provisions. It seems that Audit is inferring something that isn't explicitly stated, but in this industry, inferences should be made with caution. But again, based upon these being reasonable and standard employment provisions, they do not themselves demonstrate "revocability" as it would be defined in the context of an offer of employment.
07/29/2015: These appear to be standard provisions for borrower's position and can be reasonably be expected to be satisfied by anyone seeking employment for this position, especially considering that most of them have to do with maintaining certifications, etc. Other provisions are standard employment provisions, such as background checks, and do not constitute revocability in the sense that the contract could be withdrawn for any reason. These are standard and reasonable agreements that current gainful employments indicates can be reasonably expected to be fulfilled. Additionally, per VVOE performed just prior to close, the borrower was still on track to start the date indicated in the contract currently under discussion. This provides further verification that the borrower was on track to fulfill all these provisions (being that they are standard). Additional post closing verification obtained also verifies performance of all provisions. Additionally, the contract itself did not specifically indicate any revocability but rather a stipulation of performance of the provisions highlighted. There's a distinction between revocability and provisions to be completed by a prospective employee. Revocability would assume the offer could be retracted even despite the prospective employee's performance of all provisions. It seems that Audit is inferring something that isn't explicitly stated. Given Audit's past track record of reviewing files, they refuse to infer anything at all, so all indicators point to a double standard being used here. But again, based upon these being reasonable and standard employment provisions, they do not themselves demonstrate "revocability" as it would be defined in the context of an offer of employment. Does Audit not understand how an offer of employment works?
07/28/2015: Please cite from the contract what specifically Audit thinks makes this contract revocable.
 07/24/2015: guidelines

08/11/2015: After further review with Compliance, audit has determined that the letter has normal industries conditions.  Condition cleared.
07/31/2015: Audit reviewed the lender rebuttal, the condition has been discussed with compliance and we are at a standstill, condition will remain active.
07/28/2015: Audit consulted with compliance and has determined that the contract reflects contingencies which would be null and void if borrower fails to comply.  These contingencies are not allowed by QM in order to utilize future income.  Condition remains.
 07/24/2015: Audit reviewed documentation submitted, Appendix Q states that projected income for a new job is allowable providing there is a guaranteed, non-revocable contract for employment in place. This is an Appendix Q requirement not Investor requirement. Condition remains.

FICO is higher than guideline minimum The UW guides require a 720 credit score. The loan was qualified with a 785 credit score.; Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves. The loan was qualified with 16.5 months of reserves.; No Mortgage Lates The borrower has 31 months of mortgage history with no late payments.;

300013116	$750,000	WI	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		07/21/15: CDA provided reflecting a value of $1,000,000 which is a 4.2% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum The UW guides require a 720 credit score. The loan was qualified with a 785 credit score.; Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves. The loan was qualified with 16.5 months of reserves.; No Mortgage Lates The borrower has 31 months of mortgage history with no late payments.;

300011266	$546,610	TX	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 09/18/14 states that assumption is not allowed.
																Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 34.52% DTI, max allowed 43%, and 70 months reserves, min 12 months required	The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.	Waiver	Aggregator	DTI is lower than guideline maximum 34.52% DTI < 43% Max allowed; Reserves are higher than guideline minimum 70.40 Mos > 6 mos min required;
300011266	$546,610	TX	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not in the file.	05/06/2015: CDA	05/06/2015: A CDA report reflecting a value of $685,000 which is a 0% variance was provided. Condition Cleared.
300038601	$576,000	IL	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(e)	CB	B	B	Failure to Meet Trade Line Requirement	Terms/Guidelines
Guidelines require a minimum of 3 active and open trade lines, all established for a minimum of 24 months, 3 of which have been active in the last 12 months. Credit report shows Borrower has 2 open trade lines.
																	08/20/2015: Audit reviewed the loan file and has determined that the lack of trades does not affect the overall ability to repay the subject loan. Loan will be rated a B.	Exception	Originator
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  17.62%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786  ; Years on Job Borrower has 4.75 years on job;

300038601	$576,000	IL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing 1008 or Underwriter Approval	Legal Documents	1008 not provided in file	08/21/2015: 1008	08/21/2015: Audit review of 1008 documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  17.62%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786  ; Years on Job Borrower has 4.75 years on job;

300038601	$576,000	IL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Insufficient Reserves	Terms/Guidelines
4.3 months < 6 months required per guidelines dated 03/24/2015.  Audit verified $XXXXX (checking $XXXXXX savings $XXXXXX IRA XXXXXX gift $XXXXXX down payment $XXXXX) Reserves required $XXXXXXX Borrower is short $XXXXXX.  Lender used funds from 402K as reserves.  However, the 401K balance is $XXXXXXX and there is an outstanding loan of $XXXXXX.  The 401K cannot be used as reserves since the underwriting guidelines require the loan to be subtracted from the balance.

08/21/2015: If you review your figures again you will see that you are hitting the borrower twice for EMD. the 36K was deducted from the borrower's checking account and the balance used to qualify reflected the funds after the EMD was deducted. Please clear this suspense for good now. 08/21/2015: Bank statements Cash to close = $40,997.05 per final HUD in file Total liquid funds = $56,747.36 Total mutual funds (for reserves only) = $16,758.00 Total liquid funds available to close after deducting remaining reserves = $51,928.34 ($21,577.02 - $16,758 = $4,819.02; $56,747.36 - $4,819.02 = $51,928.34)

08/21/2015: Audit reviewed the lender rebuttal. The EMD was not counted twice as the EMD check is dated 07/15/2015 and the most recent checking account statement is dated 07/11/2015. However, audit reviewed all statements in file and determined that there was $30,338.82 assets remaining in the 401K account after the loan was taken out. Audit reduced by 70% and the borrower now has 10.3 months reserves. Condition cleared.  08/21/2015: Insufficient Reserve condition incorrectly cleared. 5.3 months < 6 months. Verified $100,055.55 (checking $65,427.62, savings $$4,745.24, IRA $16,868.19, gift $12,000, EMD $1,000) less cash to close $76,997.05 ($40,997.05, EMD $36,000) = $23,058.50 left for reserves. Reserves required $25,897 (PITI $4,16.17 x 6 months). Borrower is short reserves by $2,838.50. 08/21/2015:  Audit reviewed the lender rebuttal, as well as the documentation submitted, and has determined that Mutual funds in the amount of $24,097.41 at 70% equals $16,868.19.  Total assets in the amount of $100,055.55 are sufficient for reserves. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  17.62%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786  ; Years on Job Borrower has 4.75 years on job;

300038601	$576,000	IL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		08/20/2015: CDA provided reflecting a value of $740,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  17.62%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786  ; Years on Job Borrower has 4.75 years on job;

300010273	$513,600	MI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Condo Review Documentation	Legal Documents	Condo questionnaire not provided in the loan file.	06/16/2015: Condo Questionnaire	06/16/2015: Audit review of Condo Questionnaire documentation submitted is deemed acceptable. Condition cleared.
300010273	$513,600	MI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Copy of Note from recent refinance on primary residence for $312,000 not provided in loan file.	06/16/2015: Note	06/16/2015: Audit review of signed Note for primary property documentation submitted is deemed acceptable. Condition cleared.
300010273	$513,600	MI	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	Final HUD I not provided including sellers side. Additional conditions may apply.	06/16/2015: HUD	06/16/2015: Audit review of final, signed HUD-1 reflecting seller side documentation submitted is deemed acceptable. Condition cleared.
300010273	$513,600	MI	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in the loan file.		6/12/15 CDA report reflecting a value of $645,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300010549	$660,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents	Lender's guidelines do not allow assumability on the mortgage.		Loan assumability is not material to borrower's ability to repay. Compensating factors noted are 786 FICO and borrower has 8 years in same line of work. Loan will be rated a B.	Waiver	Aggregator	FICO is higher than guideline minimum 786 FICO > 720 Min required; Years in Field 8 years;
300010549	$660,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Document Error	Legal Documents	Provide a corrected Final HUD-1 with the monthly escrow amounts for taxes and insurance on the correct lines. The taxes are on insurance line and the insurance is on the tax line.	05/15/2015: HUD	05/15/2015: Audit review of amended final HUD-1 documentation submitted is deemed acceptable. Condition cleared.
300010549	$660,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.	05/11/2015: CDA	05/11/2015: A CDA report reflecting a value of $825,000 which is a -0.6% variance was provided. Condition Cleared.
300014203	$808,000	RI	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 02/26/15 states that assumption is not allowed.

6/1/15 Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 22.35% DTI, max allowed 43%, FICO 818, minimum required 700, and 60 months reserves, min 12 months required. The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																		Waiver	Aggregator
DTI is lower than guideline maximum 22.35% DTI, max allowed 43%; FICO is higher than guideline minimum FICO 818, minimum required 700; Reserves are higher than guideline minimum 60 months reserves, min 12 months required ;

300014203	$808,000	RI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment
Missing 2013 and 2014 signature pages for the partnership 50% owned by the borrower. Per appendix Q, either signed tax returns or transcripts are required in order for the loan to be classified as a Qualified Mortgage.
																06/03/2015: attached	06/03/2015: Audit review of 2013 and 2014 signature pages for the partnership (1065) documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum 22.35% DTI, max allowed 43%; FICO is higher than guideline minimum FICO 818, minimum required 700; Reserves are higher than guideline minimum 60 months reserves, min 12 months required ;

300014203	$808,000	RI	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA	Under the charges that in total cannot increase more than 10%, the Final HUD-1 shows an increase of 19.89%. The Lender was required to provide a cure in the amount of $52.00.”		6/1/15 Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $52.20. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.”
DTI is lower than guideline maximum 22.35% DTI, max allowed 43%; FICO is higher than guideline minimum FICO 818, minimum required 700; Reserves are higher than guideline minimum 60 months reserves, min 12 months required ;

300014203	$808,000	RI	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was missing from the file.		6/1/15 CDA report provided reflecting a value of $1,010,000 or 0% variance. Condition cleared.
DTI is lower than guideline maximum 22.35% DTI, max allowed 43%; FICO is higher than guideline minimum FICO 818, minimum required 700; Reserves are higher than guideline minimum 60 months reserves, min 12 months required ;

300019988	$628,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents	The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms
The guidelines for Lender dated 02/26/2015 states that assumption is not allowed. Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as 786 credit score, borrower on the job 6 years and 30.66% DTI.: The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																		Waiver	Aggregator	DTI is lower than guideline maximum 30.66% DTI; FICO is higher than guideline minimum 786 FICO; Years on Job 6 years on job;
300019988	$628,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Provide a copy of the HUD-1 from the simultaneous second mortgage.	05/27/2015: 2nd hud attached	05/27/2015: Audit review of copy of the 2nd mortgage HUD, as well as a copy of the mortgage within the file, is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 30.66% DTI; FICO is higher than guideline minimum 786 FICO; Years on Job 6 years on job;
300019988	$628,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	Missing final HUD-1. Compliance testing not complete. Additional conditions may apply.	05/27/2015: final HUD attached	05/27/2015: Audit review of true certified copy of final HUD-1 documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 30.66% DTI; FICO is higher than guideline minimum 786 FICO; Years on Job 6 years on job;
300019988	$628,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.	05/27/2015: CDA	05/27/2015: A CDA report reflecting a value of $785,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 30.66% DTI; FICO is higher than guideline minimum 786 FICO; Years on Job 6 years on job;
300011961	$600,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing LOE	Terms/Guidelines	Provide a processors certification to document how many new loans were (or will be) taken out or refinanced for this borrower within 30 days of closing. Additional conditions may apply.
06/18/2015: The only loans Lender knows of are documented in the file. Lender is not a credit service and we cannot predict what the borrower will do in the future. Please clarify specifically what you need.
																	06/18/2015: Audit reviewed the lender rebuttal and has determine that lender's statement with regards to other outstanding loans is acceptable. Condition cleared.
300011961	$600,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Mortgage	General Compliance	Provide a copy of the subject mortgage. The mortgage in the file is for a different property.	06/18/2015: Subject property mortgage	06/18/2015: Audit review of subject property mortgage documentation submitted is deemed acceptable. Condition cleared.
300011961	$600,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Evidence of Taxes and Insurance	Terms/Guidelines	Provide evidence of property tax amount on REO #2 on the final 1003.	06/18/2015: title commitment for that transaction	06/18/2016: Audit review of title commitment for REO #2 reflecting property taxes submitted is deemed acceptable. Condition cleared.
300011961	$600,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Provide a copy of the Final HUD-1 from the second lien.	6/26/15 2nd lien hud	6/26/15 The lender provided a copy of the final HUD-1 from the second lien. Condition cleared.
300011961	$600,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Incomplete Documentation	Legal Documents	Provide a copy of the new Note and Final HUD-1 from the refinance of REO #2 on the final 1003. There is evidence in the file this property was refinanced on 6/3/15.	06/22/2015: HUD 06/18/2015: Note for other prop. Final HUD 1 coming shortly
06/22/2015: Audit review of true certified copy of HUD from the refinance of REO #2 documentation submitted is deemed acceptable. Both Note and HUD-1 are acceptable. Condition cleared.
 06/18/2015: Audit review of REO #2 signed Note, dated 06/03/2015, documentation submitted is deemed acceptable. Final HUD-1 missing. Condition remains.

300011961	$600,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	Missing final HUD-1. Compliance testing is incomplete. Additional conditions may apply.	06/22/2015: HUD	06/22/2015: Audit review of certified copy of final HUD-1 documentation submitted is deemed acceptable. Compliance testing passed. Condition cleared.
300011961	$600,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		06/15/15: CDA provided reflecting a value of $755,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300022533	$628,500	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Legal Documents	The assessor's parcel number on the mortgage and appraisal do not match	07/23/2015: Appraisal	07/23/2015: Audit review of assessor's parcel number on the mortgage, title and appraisal reflect as the same number, documentation submitted is deemed acceptable. Condition cleared.
300022533	$628,500	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		07/22/2015: A CDA report reflecting a value of $1,000,000 which is a 0% variance was provided. Condition Cleared.
300022533	$628,500	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply. The HUD-1 provided is illegible.	07/23/2015: FHUD	07/23/2015: Audit review of Final, certified HUD-1 documentation submitted is deemed acceptable. Compliance testing passed. Condition cleared.
300013578	$1,061,600	AL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain Mortgage Rider	Legal Documents	The appraisal reflects the subject property as a PUD. The mortgage is missing a PUD Rider.	06/08/2015: PUD rider	06/08/2015: Audit review of signed PUD rider documentation submitted is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum 758 FICO; Reserves are higher than guideline minimum $128,464 excess verified reserves; Years Self Employed 4.83 years self employed;
300013578	$1,061,600	AL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing mortgage/deed of trust	Legal Documents	The mortgage is missing page 14 of 14.	06/04/2015: complete mortgage	06/04/2015: Audit review of Mortgage includes page 14, documentation submitted is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum 758 FICO; Reserves are higher than guideline minimum $128,464 excess verified reserves; Years Self Employed 4.83 years self employed;
300013578	$1,061,600	AL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Incomplete Documentation	Legal Documents	The borrower is on the note and mortgage. The title does not show the borrower as a vested owner.	06/03/2015: warranty deed	06/03/2015: Audit review of Warranty Deed reflects property being conveyed to borrower and spouse, documentation submitted is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum 758 FICO; Reserves are higher than guideline minimum $128,464 excess verified reserves; Years Self Employed 4.83 years self employed;
300013578	$1,061,600	AL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Missing value of furnishing letter for the pool table included in the sales contract.
06/04/2015: Pool table crossed off and initialed by all parties. It is not a great copy, but if you compare it to the contract, you can see it is the page where the pool table is listed and you can see it is now crossed off.
																	06/04/2015: Audit review of contract page reflecting pool table has been crossed off and initialed by all parties, documentation submitted is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum 758 FICO; Reserves are higher than guideline minimum $128,464 excess verified reserves; Years Self Employed 4.83 years self employed;
300013578	$1,061,600	AL	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 03/02/2015 states that assumption is not allowed.

Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: FICO 758, minimum required 720, 22.90 months reserves, min 18 months required and 4.83 years self employed. Condition acknowledged. Loan will be rated a B.
																		Waiver	Aggregator	FICO is higher than guideline minimum 758 FICO; Reserves are higher than guideline minimum $128,464 excess verified reserves; Years Self Employed 4.83 years self employed;
300013578	$1,061,600	AL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Insufficient Lender refund to RESPA violation	RESPA
Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 13.00%. The Lender was required to provide a cure in the amount of $38.30.  HUD-1 reflects a tolerance cure in the amount of $18.30 paid to the borrower at close. The cure is insufficient.
																06/04/2015: corrected HUD
06/04/2015: Under the charges that cannot increase on the Final HUD-1 shows an increase of 13%. The Lender was required to provide a cure in the amount of $38.30. Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $38.30. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'. Condition cleared.
																				FICO is higher than guideline minimum 758 FICO; Reserves are higher than guideline minimum $128,464 excess verified reserves; Years Self Employed 4.83 years self employed;
300013578	$1,061,600	AL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA	Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 13.00%. The Lender was required to provide a cure in the amount of $38.30.	06/04/2015: corrected HUD
06/04/2015: Under the charges that cannot increase on the Final HUD-1 shows an increase of 13%. The Lender was required to provide a cure in the amount of $38.30. Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $38.30. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'. Condition cleared.
																				FICO is higher than guideline minimum 758 FICO; Reserves are higher than guideline minimum $128,464 excess verified reserves; Years Self Employed 4.83 years self employed;
300013578	$1,061,600	AL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		05/29/2015: CDA provided reflecting a value of $1,327,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 758 FICO; Reserves are higher than guideline minimum $128,464 excess verified reserves; Years Self Employed 4.83 years self employed;
300024003	$476,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing 1008 or Underwriter Approval	Legal Documents	1008 not provided in file	07/27/2015: attached	07/27/2015: Audit review of 1008 documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.8 months reserves;

300024003	$476,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Note	Legal Documents	Note for simultaneous second mortgage lien of $59,400 not provided in file	07/27/2015: attached	07/27/2015: Audit review of Note for simultaneous second mortgage lien of $59,400 documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.8 months reserves;

300024003	$476,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	HUD-1 for simultaneous second mortgage lien of $59,400 not provided in file	07/27/2015: attached	07/27/2015: Audit review of HUD-1 for simultaneous second mortgage lien of $59,400 documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.8 months reserves;

300024003	$476,000	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	07/27/2015: CDA	07/27/2015: A CDA report reflecting a value of $600,000 which is a 0% variance was provided. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.8 months reserves;

300040245	$503,200	IL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing HUD from sale of other property owned	Terms/Guidelines	Missing HUD-1 for sale of departing residence to net $55,000.		08/20/2015: Received HUD1 from sale of home evidencing proceeds in the amount of $68,332.39. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.01% ; Years in Primary Residence Borrower has resided in primary residence for 9 years; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 57 months payment history with no late payments reported;

300040245	$503,200	IL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		08/17/2015: CDA provided reflecting a value of $630,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.01% ; Years in Primary Residence Borrower has resided in primary residence for 9 years; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 57 months payment history with no late payments reported;

300044215	$440,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Mortgage/deed of trust legal description information	Legal Documents	Exhibit A, legal description, to the mortgage contains the APN# but not the actual legal description.	08/31/2015: Please find attached the legal description from the title docs.	08/31/2015: Audit review of Exhibit A includes the Schedule C with legal description, documentation submitted is deemed acceptable. Condition cleared.
Years on Job Borrower has 9.1 years on the job and Co-Borrower has 13.7 years on the job.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47.3 months reserves;

300044215	$440,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(e)	CB	B	B	Insufficient credit history	Terms/Guidelines
The Lender's guidelines require a minimum of 3 lines open with at least 24 months history, 3 of which have been active in the last 12 months. If less than 3 tradelines then prior mortgage history must be rated within past 36 months.  The Borrower has insufficient tradelines.  The prior mortgage was paid off in 2010.  The 2 open tradelines were opened in 11/2013 and 11/2014
																08/31/2015: Please find attached the soft pull.
08/31/2015: Audit reviewed the loan file and determined that insufficient credit history does not affect the overall ability to repay the subject loan.  Condition acknowledged and loan will be rated a B.
																		Exception	Originator
Years on Job Borrower has 9.1 years on the job and Co-Borrower has 13.7 years on the job.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47.3 months reserves;

300044215	$440,000	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		08/27/2015: CDA provided reflecting a value of 550,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Years on Job Borrower has 9.1 years on the job and Co-Borrower has 13.7 years on the job.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47.3 months reserves;

300035172	$2,000,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Incomplete Documentation	Legal Documents	The hazard insurance certificate is missing the amount of the premium.	07/31/2015: HO6	07/31/2015: Audit review of Hazard insurance certificate includes premium amount, documentation submitted is deemed acceptable. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.48%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.34%; Years Self Employed Borrower has 34 years Self Employed;

300035172	$2,000,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Personal property was included in the sales contract. Value of furnishing letter or list of value to exclude not provided in file.	07/31/2015: Addendum	07/31/2015: Audit review of Sales Contract Addendum reflects the removal of lines 11-13, documentation submitted is deemed acceptable. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.48%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.34%; Years Self Employed Borrower has 34 years Self Employed;

300035172	$2,000,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Evidence of Taxes and Insurance	Terms/Guidelines
Borrower's 2012 & 2013 tax returns, Schedule E, reflect a property not shown on application.  Please provide evidence of payment, taxes and insurance or evidence the property was sold.  Additional conditions may apply.
																07/31/2015: REO Docs	07/31/2015: Audit review of property listed as 2012 & 2013 tax returns Schedule E is the same as REO #4 listed on final 1003, documentation submitted is deemed acceptable. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.48%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.34%; Years Self Employed Borrower has 34 years Self Employed;

300035172	$2,000,000	FL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		07/30/2015: CDA provided reflecting a value of $2,760,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.48%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.34%; Years Self Employed Borrower has 34 years Self Employed;

300035172	$2,000,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply.	07/31/2015: FHUD	07/31/2015: Audit review of Final, certified HUD-1 documentation submitted is deemed acceptable. Compliance Testing passed. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.48%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.34%; Years Self Employed Borrower has 34 years Self Employed;

300035172	$2,000,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA	Under the charges that cannot increase on the Final HUD-1 shows an increase of 10%. The Lender was required to provide a cure in the amount of $49.45.
07/31/2015: Under the charges that cannot increase on the Final HUD-1 shows an increase of 10%. The Lender was required to provide a cure in the amount of $49.45. Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $49.45. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'. Condition cleared.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.48%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.34%; Years Self Employed Borrower has 34 years Self Employed;

300021779	$580,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain Condo Questionnaire	Legal Documents	Missing condo questionnaire.	07/15/2015: condo Q	07/15/2015: Audit review of condo questionnaire documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 35.68 % DTI; Reserves are higher than guideline minimum 11.20 months reserves; FICO is higher than guideline minimum 804 credit score;
300021779	$580,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to Obtain Second Lien Note	Legal Documents	Note for simultaneous second mortgage not provided in file.	07/15/2015: 2nd lien	07/15/2015: Audit review of simultaneous second mortgage in the amount of $72,427 documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 35.68 % DTI; Reserves are higher than guideline minimum 11.20 months reserves; FICO is higher than guideline minimum 804 credit score;
300021779	$580,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply.	07/20/2015: HUD	07/20/2015: Audit review of final HUD-1 documentation submitted is deemed acceptable. Compliance Testing passed. Condition cleared.			DTI is lower than guideline maximum 35.68 % DTI; Reserves are higher than guideline minimum 11.20 months reserves; FICO is higher than guideline minimum 804 credit score;
300021779	$580,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		07/14/15: CDA provided reflecting a value of $725,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 35.68 % DTI; Reserves are higher than guideline minimum 11.20 months reserves; FICO is higher than guideline minimum 804 credit score;
300016255	$896,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																06/03/2015: true and cert. copy of mtg sent for recording as indicated by stamp	06/03/2015: Audit review of true certified copy of mortgage by settlement agent reflects commitment to record the original mortgage, documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 32.10% DTI; FICO is higher than guideline minimum 806 FICO; Reserves are higher than guideline minimum $263,143 excess verified reserves;
300016255	$896,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Document Error	Legal Documents
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 02/26/15 states that assumption is not allowed.

Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 32.10% DTI, max allowed 43%, FICO 806, minimum required 720, and 263 months reserves, min 12 months required The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																		Waiver	Aggregator	DTI is lower than guideline maximum 32.10% DTI; FICO is higher than guideline minimum 806 FICO; Reserves are higher than guideline minimum $263,143 excess verified reserves;
300016255	$896,000	PA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Escrow amounts on HUD-1 and Initial Escrow Disclosure do not match	RESPA	The initial deposit to escrow on the final HUD-1 reflects $757.95. The initial deposit on the Initial Escrow Account disclosure Statement reflects $758.01	06/05/2015: attached is the correct page to the IEAD. It is supposed to match the HUD	06/05/2015: Audit review of corrected Initial Escrow Account disclosure Statement reflects HUD-1 initial deposit to escrow of $757.95, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 32.10% DTI; FICO is higher than guideline minimum 806 FICO; Reserves are higher than guideline minimum $263,143 excess verified reserves;
300016255	$896,000	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		06/02/2015: CDA provided reflecting a value of $1,120,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 32.10% DTI; FICO is higher than guideline minimum 806 FICO; Reserves are higher than guideline minimum $263,143 excess verified reserves;
300038412	$740,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to Verify Assets	Terms/Guidelines
It appears the borrower do not have 5% of their own funds into the transaction. The majority of funds in their liquid accounts came from a gift and there is no verification of liquidation of funds from the borrowers Investment/Retirement account.
																08/07/2015: Statement
08/07/2015: Audit reviewed all asset documentation and has determined that the borrower has 5% of their own funds to contribute to the purchase, if required, documentation submitted is deemed acceptable. Condition cleared.

Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves, the loan was qualified with 26 months reserves.; Years in Field The borrower has been in the same line of work 10 years; FICO is higher than guideline minimum The UW guidelines  require a 720 credit score. The loan was qualified on the co-borrowers credit score of 784 but co-bwr does not meet the trade line requirement. The primary borrowers credit score is 808.;

300038412	$740,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain Verification of Rent	Terms/Guidelines
The lenders guidelines state If VOR completed by a private party such as a landlord and not a management company cancelled rent checks will be required to confirm payment history as indicated. Provide proof the June 2014 thru March 2015 and the July 2015 rent checks cleared the bank. The file only contains proof that April thru June 2015 checks have cleared.
																08/11/2015: Fronts and Backs of checks 08/07/2015: VOR
08/11/2015: Audit review of the fronts and backs of checks submitted are deemed acceptable. Condition cleared.
 08/07/2015: Audit review of checks provided are deemed unacceptable. Copies of the backs of the checks are required to verify cancellation or copies of bank statements reflecting checks have cleared. Condition remains.

Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves, the loan was qualified with 26 months reserves.; Years in Field The borrower has been in the same line of work 10 years; FICO is higher than guideline minimum The UW guidelines  require a 720 credit score. The loan was qualified on the co-borrowers credit score of 784 but co-bwr does not meet the trade line requirement. The primary borrowers credit score is 808.;

300038412	$740,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing 1008 or Underwriter Approval	Legal Documents	The file is missing the loan approval and 1008.	08/07/2015: 1008	08/07/2015: Audit review of 1008 documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves, the loan was qualified with 26 months reserves.; Years in Field The borrower has been in the same line of work 10 years; FICO is higher than guideline minimum The UW guidelines  require a 720 credit score. The loan was qualified on the co-borrowers credit score of 784 but co-bwr does not meet the trade line requirement. The primary borrowers credit score is 808.;

300038412	$740,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(e)	CB	B	B	Insufficient credit history	Terms/Guidelines
The co-borrower does not meet the credit trade line requirement. The guidelines require a minimum of 3 lines open with at least 24 months history, 3 of which have been active in the last 12 months. If less than 3 trade lines the prior mortgage history must be rated within past 36 months.
																08/07/2015: We got an exception approved for the tradeline issue	08/07/2015: Audit reviewed the client approved exception. Loan will be rated a B.	Exception	Originator
Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves, the loan was qualified with 26 months reserves.; Years in Field The borrower has been in the same line of work 10 years; FICO is higher than guideline minimum The UW guidelines  require a 720 credit score. The loan was qualified on the co-borrowers credit score of 784 but co-bwr does not meet the trade line requirement. The primary borrowers credit score is 808.;

300038412	$740,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain 2nd lien note	Legal Documents	Provide a copy of the Second Lien Note.	08/07/2015: Sub, Note	08/07/2015: Audit review of 2nd Lien Note for $92,400 documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves, the loan was qualified with 26 months reserves.; Years in Field The borrower has been in the same line of work 10 years; FICO is higher than guideline minimum The UW guidelines  require a 720 credit score. The loan was qualified on the co-borrowers credit score of 784 but co-bwr does not meet the trade line requirement. The primary borrowers credit score is 808.;

300038412	$740,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain Condo Questionnaire	Legal Documents	Missing Condo Questionnaire.	08/07/2015: Condo Questionnaire	08/07/2015: Audit review of HOA Certification documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves, the loan was qualified with 26 months reserves.; Years in Field The borrower has been in the same line of work 10 years; FICO is higher than guideline minimum The UW guidelines  require a 720 credit score. The loan was qualified on the co-borrowers credit score of 784 but co-bwr does not meet the trade line requirement. The primary borrowers credit score is 808.;

300038412	$740,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA	The GFE reflects fees of $695.00 vs. actual fees of $875.00 charged on the HUD-1 in the section that cannot increase more than 10%. The amount of restitution due to the borrower is $ 110.50.	08/18/2015: Refund Docs	08/18/2015: Notification of error, evidence of shipment and refund to borrower of $110.50 was provided. Documentation is acceptable. Loan will be rated a Fitch B.
Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves, the loan was qualified with 26 months reserves.; Years in Field The borrower has been in the same line of work 10 years; FICO is higher than guideline minimum The UW guidelines  require a 720 credit score. The loan was qualified on the co-borrowers credit score of 784 but co-bwr does not meet the trade line requirement. The primary borrowers credit score is 808.;

300038412	$740,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		08/06/15: CDA provided reflecting a value of $925,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves, the loan was qualified with 26 months reserves.; Years in Field The borrower has been in the same line of work 10 years; FICO is higher than guideline minimum The UW guidelines  require a 720 credit score. The loan was qualified on the co-borrowers credit score of 784 but co-bwr does not meet the trade line requirement. The primary borrowers credit score is 808.;

300017474	$544,000	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Tax Transcripts	Income/Employment	For borrower 2, missing 2014 and 2013 tax transcripts or signed 2014 and 2013 tax returns. Additional conditions may apply.	06/16/2015: Tax transcripts	06/16/2015: Audit review of 2014 and 2013 tax transcripts for the co-borrower documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 28.34% compared to 43%. ; FICO is higher than guideline minimum 769 compared to 720. ; Years in Field 15 years;
300017474	$544,000	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing K-1	Income/Employment	File is missing a 2012 K-1 for the borrower. 2012 1040 shows income from this entity. Additional conditions may apply.	06/16/2015: K1's
06/16/2015: Audit reviewed the documentation and has determine that the 2012 K-1's for the borrower are acceptable. The borrower has <25% ownership in all entities and income reflects on the 2012 1040 tax returns. Condition cleared.
																				DTI is lower than guideline maximum 28.34% compared to 43%. ; FICO is higher than guideline minimum 769 compared to 720. ; Years in Field 15 years;
300017474	$544,000	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Third Party Fraud Tool (Report)	Legal Documents
The file is missing a third party fraud Tool for borrower 2. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.
																06/16/2015: Dataverify with borrower on it also has co-borrower on it. please review and clear this suspense
06/16/2015: Audit has re-analyzed the loan documents and determined that the Fraud tool, dated 05/26/2015, provided did include the co-borrower. Audit reviewed and all red flags are cleared. Condition cleared.
																				DTI is lower than guideline maximum 28.34% compared to 43%. ; FICO is higher than guideline minimum 769 compared to 720. ; Years in Field 15 years;
300017474	$544,000	TX	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		06/15/15: CDA provided reflecting a value of $683,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 28.34% compared to 43%. ; FICO is higher than guideline minimum 769 compared to 720. ; Years in Field 15 years;
300019908	$551,200	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Hazard Insurance Shortfall	Terms/Guidelines
Master Hazard Insurance has insufficient coverage. Hazard Insurance provides $7,224,394 in coverage (100% replacement). Condo has 29 units. $7,224,394 / 29 = $249,117 coverage per unit. Loan amount is $551,200. Coverage does not cover loan amount and there is no rebuild estimate in file.
																07/22/2015: Hazards policy
07/22/2015: Audit reviewed Master Hazard Insurance documentation, remarks include unit building is insured on a replacement cost basis.  Building coverage is all inclusive of interior walls and fixtures including betterments and improvements. Documentation submitted is deemed acceptable. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves;

300019908	$551,200	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment	2013 W-2 for Borrower not provided in file.	08/04/2015: W2 2013 07/27/2015: lox 07/22/2015: Hi-CO-borrower is self employed we do not need W2.
08/04/2015: Audit review of borrower's 2013 W2 documentation submitted is deemed acceptable. Condition cleared.
07/27/2015: Audit reviewed documentation submitted and has determined that the 2013 W2 for the borrower was not provided and is required. Condition remains.
 07/22/2015: Audit reviewed the lender rebuttal and has determined that the original exception requests the 2013 W2 for the Borrower NOT the co-borrower.  Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves;

300019908	$551,200	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	2014 tax return extension request for Co-Borrower not provided in file.	07/22/2015: tax return	07/22/2015: Audit review of all documentation submitted is deemed acceptable. 2014 1040 tax returns for the co-borrower were provided, and signed within the loan file. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves;

300019908	$551,200	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	DTI Exceeds Guidelines	DTI	42.25 > 40% max allowed per guidelines for CLTV< 80%
07/22/2015: Audit received current leases for REO #1 & #2 with rental income.  Rental income for REO #1 at $2,250 and REO #2 at $2,725 with 75% vacancy brings DTI down to 36.80%.  DTI is within guidelines of 40%. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves;

300019908	$551,200	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain 2nd lien note	Legal Documents	Missing Note for simultaneous 2nd mortgage.	07/27/2015: Note and Mortgage	07/27/2015: Audit review of Note for simultaneous 2nd mortgage in the amount of $68,900 documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves;

300019908	$551,200	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Lease agreement	Legal Documents
Lease agreement for Co-Borrower's rental property is expired. Per appendix Q , both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
																07/22/2015: lease
07/22/2015: Audit review of lease for REO #2 listed on 1003 signed by both parties reflects a date of 05/30/2015 and expires 06/30/2016, documentation submitted is deemed acceptable. (Current lease for REO #1 listed on 1003 was provided in the loan file, same dates as REO #2) Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves;

300019908	$551,200	MA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not executed	RESPA	Affiliated Business Disclosure not signed by borrowers.	07/22/2015: Please refer to the multi-disclosure package. The signature page is at the end of the documents and constitutes acknowledgement of the servicing disclosure.	07/22/2015: Audit review of Affiliated Business Disclosure (dated 05/13/2015) was included in a multi-disclosure document, and the last page was dated and executed by the borrowers. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves;

300019908	$551,200	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	CDA Report not provided.
08/11/15: CDA provided reflecting a value of $689,000 which is a -0.0%% variance. Variance within acceptable tolerance. Condition Cleared. 7/20/2015: The CDA is showing an appraisal value of $748,000 and the actual appraisal value is $689,000. Please have CDA corrected to reflect the appraisal figures.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.3 months reserves;

300040370	$596,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing final application (1003)	Legal Documents	Missing final, signed, corrected application showing Borrower is a US citizen.	08/27/2015: 1003	08/27/2015: Audit review of final 1003 reflects US Citizen box marked, documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.98% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.2 months reserves ;

300040370	$596,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing hazard insurance declaration	Terms/Guidelines	Hazard insurance declaration provided is not signed by the agent.	08/27/2015: hazard	08/27/2015: Audit review of Hazard insurance declaration cover letter was signed by the Agent, documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.98% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.2 months reserves ;

300040370	$596,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Note	Legal Documents	Missing Note for simultaneous second mortgage lien.		8/28/15 Note for second mortgage provided. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.98% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.2 months reserves ;

300040370	$596,000	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		08/25/2015: CDA provided reflecting a value of $760,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.98% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.2 months reserves ;

300019867	$1,800,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Missing asset documentation	Terms/Guidelines
Per Lender's guidelines, business assets are only eligible if a CPA confirms that the borrower has full access to funds and that the use of such funds will not adversely impact the business.  CPA letter not provided in file.
																08/18/2015: cpa letter 08/06/2015: LOX FOR CPA LETTER 07/29/2015: lox for assets 07/28/2015: Please confirm which business has funds that are being used by borrowers. 07/24/2015: cpa letter
08/18/2015: Audit review of CPA letter states that borrower normally pays himself in this manner and these distribution will not hinder the business. Documentation submitted is deemed acceptable. CPA letter,08/14/2015, is dated post-closing. Loan will be rated a B.
08/06/2015: Audit reviewed the lender rebuttal and has determined that 3 months of bank statements to verify history is required to validate the consistency of the income deposited into checking account from business account  -OR- a CPA letter to verify assets will not hinder the business -OR- a CPA letter to verify that borrower pays himself in this manner. Condition remains.
07/29/2015: Audit reviewed the lender rebuttal, as well as the documentation submitted, and has determined that AFTER the deposit of $73,031 was transferred from business account to asset #2 listed on 1003 on 04/23/2015 per bank statement (pg 170), a down payment for $66,000 was made from that same account on 04/24/2015 leaving account depleted with an ending balance of $1,203.81. Therefore, the funds were used in connection with the closing.  Condition remains.
07/28/2015: Audit reviewed the lender rebuttal and has determined that $73,031 was transferred from business account to asset #2 listed on 1003 on 04/23/2015 per bank statement (pg 170). Condition remains.
 07/24/2015: Audit review of CPA letter documentation submitted is deemed unacceptable. CPA letter does not address the issue, provide CPA letter that the borrower has full access to funds and that the use of such funds will not adversely impact the business. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.80%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.3 months reserves; Years Self Employed Borrower has 15 years Self Employed;

300019867	$1,800,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																07/24/2015: closing instructions	07/24/2015: Audit review of signed closing instructions by settlement agent reflects commitment to record mortgage, documentation submitted is deemed acceptable, condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.80%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.3 months reserves; Years Self Employed Borrower has 15 years Self Employed;

300019867	$1,800,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final TIL	TILA	Final TIL not provided	07/24/2015: final til	07/24/2015: Audit review of Final TIL documentation submitted is deemed acceptable. Compliance testing passed. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.80%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.3 months reserves; Years Self Employed Borrower has 15 years Self Employed;

300019867	$1,800,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA	Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 10.0188%. The Lender was required to provide a cure in the amount of $0.30		HUD-1 reflects a tolerance cure in the amount of $78.30 paid to the borrower at close for an appraisal charge cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.80%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.3 months reserves; Years Self Employed Borrower has 15 years Self Employed;

300019867	$1,800,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		07/22/2015: CDA provided reflecting no value. Field Review required. Additional condition applies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.80%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.3 months reserves; Years Self Employed Borrower has 15 years Self Employed;

300019867	$1,800,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	302 - Appraisal - Other	Property	Provide Field Review.	07/24/2015: field review	07/24/2015: Field Review provided in lieu of CDA reflecting a value of $2,250,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.80%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.3 months reserves; Years Self Employed Borrower has 15 years Self Employed;

300023090	$675,200	NH	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Note	Legal Documents	File is missing the note for the 2nd lien taken concurrently with the 1st. Additional conditions may apply.	07/08/2015: attached. 07/07/2015: 2nd mortgage documentation
07/08/2015: Audit review of 2nd Lien Note, HUD and Mortgage documentation submitted are deemed acceptable. Condition cleared.
 07/07/2015: Audit review of Loan Approval submitted is deemed unacceptable as verification of 2nd Mortgage lien documentation.  Provided copy of the Note from the 2nd Mortgage lien. Condition remains.
																				FICO is higher than guideline minimum 791 compared to 720. ; DTI is lower than guideline maximum 32.32% compared to 43%. ; Years in Field 17 years for the borrower. ;
300023090	$675,200	NH	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report is missing from the file.		07/06/2015: CDA provided reflecting a value of $924,000 which is a -2.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 791 compared to 720. ; DTI is lower than guideline maximum 32.32% compared to 43%. ; Years in Field 17 years for the borrower. ;
300023212	$604,000	SC	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Hazard Insurance Shortfall	Terms/Guidelines	Hazard insurance coverage in file reflects $557,000. Cost to build new per the appraisal is $559,720. Combined loan amounts $678,500. Shortage = $2,720.00	07/10/2015: HAZARD
07/10/2015: Audit review of Hazard Insurance Declaration page documentation submitted reflect an additional 25% coverage ($139,250) for a total of $696,250. Coverage is sufficient and is deemed acceptable. Condition cleared.
																				Years on Job 10.17 years on job; FICO is higher than guideline minimum 764 FICO; Reserves are higher than guideline minimum $148,660 excess verified reserves;
300023212	$604,000	SC	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		07/08/15: CDA provided reflecting a value of $755,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Years on Job 10.17 years on job; FICO is higher than guideline minimum 764 FICO; Reserves are higher than guideline minimum $148,660 excess verified reserves;
300034495	$690,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(e)	CB	B	B	Insufficient credit history	Terms/Guidelines
The Lender's guidelines require a minimum of 3 trade lines open with at least 24 months history, 3 of which have been active in the last 12 months.  The borrower does not have 3 trade lines with activity in the last 12 months and no mortgage payment history
																07/10/2015: Exception for trade line was approved
07/13/2015: Audit reviewed the loan file and has determined that the lack of trades does not affect the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
 07/10/2015: e-mailed
																		Exception	Originator	CLTV is lower than guideline maximum 75% CLYV; DTI is lower than guideline maximum 29.92% DTI; FICO is higher than guideline minimum 789 FICO;
300034495	$690,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment
The Lender's guidelines require verification of employment status within 10 business days prior to the note date.  The Borrower's verbal verification of employment is dated is greater than 10 days prior to the note date.
																07/10/2015: VOE	07/10/2015: Audit review of the VOE verification by processor from the third party verification firm, documentation submitted was within 10 days prior to the Note. Condition cleared.			CLTV is lower than guideline maximum 75% CLYV; DTI is lower than guideline maximum 17.30% DTI; FICO is higher than guideline minimum 789 FICO;
300034495	$690,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment
The Lender's guidelines require a newly employed borrower with less than a two years history to provide documentation showing that immediately prior to the current job, the borrower was attending school or in a training program.  The Co-borrower's employment is verified from 10/28/2013 through current, which is less than 2 years.  Schooling is not verified.

07/27/2015: Please justify your logic. The borrower made tuition payments in 2013. Is it your position that she was not in school? Attached is a lox with more color.
07/24/2015: Borrower wrote off $175 in tuition and fees on her 2013 tax return form 8917. This is evidence of her schooling during that period.
07/23/2015: Please verify the exact QM guideline you are basing this off of. Transcripts dated post close verify schooling just as well as transcripts dated prior to close. There is nothing more to provide; two years employment and schooling are verified
07/20/2015: The auditor notes that we must verify with school transcripts which is precisely what we have. There is nothing more to provide. If the auditor wishes for a different document, please state what it is to avoid going back to this borrower multiple times for documents that may never actually clear this condition.
07/17/2015: The transcripts clearly indicate the borrower was a traveling scholar from 2013 to 2014. All employment gaps are adequately explained. QM has absolutely no concern about school transcripts dated after the note date so we are unsure why this is being brought up. Is it your position that somehow these transcripts are inaccurate when stating she was a traveling scholar? This condition needs to be escalated and cleared.
 07/16/2015: Transcripts showing borrower was traveling scholar

07/31/2015: Audit reviewed the loan file with compliance and have removed the Co-Borrower's income from the loan.  The DTI went from 17.30% to 29.92%.  The Co-Borrower's FICO/Liabilities, etc were still included in qualification. The loan passes Safe Harbour. Condition cleared. 07/30/2015: Audit consulted with compliance, we stand behind our earlier comments, specifically regarding the fact that there is not evidence in the loan file that the creditor had the sufficient documentation at or before closing to make the appropriate determination of ability to repay. Appendix Q indicates that the creditor must verify the consumer’s employment for the most recent two full years, and must require the consumer to explain any gaps spanning one or more months.  Further, the Appendix indicates that when analyzing a consumer’s employment, creditors must examine the consumer’s past employment record (i.e., previous job if less than two years at current position); employer’s confirmation of current, ongoing employment status; and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers.  The supporting documentation and evidence of this analysis reflects a date after consummation, thus a technical violation of ATR.   The official interpretation to 1026.43(e)(1) states, Section 1026.43(c) requires a creditor to make a reasonable and good faith determination at or before consummation that a consumer will be able to repay a covered transaction.
07/24/2015: Audit reviewed the lender rebuttal and has determined that the small write off of tuition does not resolve the issue. Condition remains.
07/23/2015: Citations in the ATR/QM rule point to analysis being performed by the creditor with information known at or before consummation. The position comes from official interpretation to 1026.43(e)(1) which states, Section 1026.43(c) requires a creditor to make a reasonable and good faith determination at or before consummation that a consumer will be able to repay a covered transaction. In the event documentation required under Appendix Q was not considered by the creditor at or before consummation it is viewed as a technical violation of the rule.
07/20/2015: Audit reviewed the Lender rebuttal, document provided was dated post-closing and is not acceptable. Unless lender can provide the same or similar document dated prior to loan consummation, then condition will remain active and loan will be rated IVR 3.
07/17/2015: Audit consulted with compliance and QM does not allow post-closing cures. Lender cannot use documentation to qualify that is not in-file prior to consummation (cannot collect documentation after the fact)– even if the information turns out to be responsive to the Appendix Q requirements. There is no cure and loan must be found to be NonQM. Condition remains.
 07/16/2015: Audit review of school transcripts dated 07/14/2015, completed after the Note date of 07/01/2015, reflects co-borrower as a Traveling Scholar from 2013 through 2014.  Appendix Q indicates that the creditor must verify the consumer’s employment for the most recent two full years, and must require the consumer to explain any gaps spanning one or more months, etc.  Further, the Appendix indicates that when analyzing a consumer’s employment, creditors must examine the consumer’s past employment record (i.e., previous job if less than two years at current position); employer’s confirmation of current, ongoing employment status; and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers . The VOE was required to be obtained PRIOR to consummation, loan fails QM. QM does not allow post-closing reconciliation.   Condition remains.
																				CLTV is lower than guideline maximum 75% CLYV; DTI is lower than guideline maximum 17.30% DTI; FICO is higher than guideline minimum 789 FICO;
300034495	$690,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		07/08/15: CDA provided reflecting a value of $920,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.			CLTV is lower than guideline maximum 75% CLYV; DTI is lower than guideline maximum 17.30% DTI; FICO is higher than guideline minimum 789 FICO;
300042405	$760,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing LOE	Terms/Guidelines	Letter explaining declining income from Co-Borrower not provided in file	08/14/2015: LOX	08/14/2015: Audit review of letter explaining declining income from Co-Borrower documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  40.03%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 54 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; Years in Field Borrower has 15 years in Field  ;

300042405	$760,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply. Estimated HUD-1 in file.	08/14/2015: HUD	08/14/2015: Audit review of Final, certified HUD-1 documentation submitted is deemed acceptable. Compliance Testing passes. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  40.03%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 54 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; Years in Field Borrower has 15 years in Field  ;

300042405	$760,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		08/13/2015: CDA provided reflecting a value of $950,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  40.03%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 54 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; Years in Field Borrower has 15 years in Field  ;

300034841	$664,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	File is missing the note for the 2nd lien taken concurrently with the 1st. Additional conditions may apply.	08/11/2015 pg 1 included in this attachment 08/10/2015: 2nd Note/MTG
08/11/2015 The lender provided a complete copy of the second lien note. Condition cleared. 08/10/2015: Audit review of all documentation submitted is deemed incomplete.  HELOC provided is missing page one reflecting terms. Condition remains.

Years in Field Borrower has 13 years in Field.  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.35%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764.;

300034841	$664,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing hazard insurance declaration	Terms/Guidelines
According to the guidelines, the original declaration page from the homeowner’s insurance policy must be included in the loan file. Please provide a copy of the declaration page for the subject property. Additional conditions may apply.
																08/10/2015: HO6	08/10/2015: Audit review of homeowner’s insurance policy documentation submitted is deemed acceptable. Condition cleared.
Years in Field Borrower has 13 years in Field.  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.35%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764.;

300034841	$664,000	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.	08/06/2015: Appraisal Review	08/06/2015: A CDA report reflecting a value of $850,000 which is a 0% variance was provided. Condition Cleared.
Years in Field Borrower has 13 years in Field.  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.35%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764.;

300035942	$521,826	TN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing 1008 or Underwriter Approval	Legal Documents	1008, Transmittal Summary, not provided in file	08/11/2015: 1008	08/11/2015: Audit review of 1008 documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Years on Job Borrower has 6.25 years on job;

300035942	$521,826	TN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing HUD-1 From Sale of Previous Property	RESPA	HUD-1 for sale of Borrower's departing property, netting $70,000, not provided in file.	08/11/2015: departing hud1	08/11/2015: Audit review of HUD-1 for sale of Borrower's departing property netting $78,850.99 submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Years on Job Borrower has 6.25 years on job;

300035942	$521,826	TN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Note	Legal Documents	Note for simultaneous second lien not provided in file.	08/11/2015: 2nd lien note	08/11/2015: Audit review of second lien Note for $64,900 documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Years on Job Borrower has 6.25 years on job;

300035942	$521,826	TN	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TIL Interest Rate and Payment Summary is inaccurate	TILA	Interest Rate and Payment Summary section of Final TIL reflects incorrect escrow of $439.44 and PITI of $3006.51 vs $448.44 and $3015.52		08/11/2015: Audit has re-analyzed the loan documents and has determined that the final HUD-1 escrows reflect lender calculations, condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Years on Job Borrower has 6.25 years on job;

300035942	$521,826	TN	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all lender fees charged on the HUD	RESPA	HUD-1 line 206 reflects a tolerance cure in the amount of $7.45 paid to borrower at close for Charges That in Total Cannot Increase category. Loan will be graded B for Fitch and A for others.		HUD-1 reflects a tolerance cure in the amount of $13.17 paid to the borrower at close for a transfer tax charge cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Years on Job Borrower has 6.25 years on job;

300035942	$521,826	TN	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		08/07/2015: CDA provided reflecting a value of $655,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Years on Job Borrower has 6.25 years on job;

300038411	$640,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Documentation	General Compliance
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																07/29/2015: Closing Instructions	07/29/2015: Audit review of signed closing instructions by settlement agent reflects commitment to record mortgage, documentation submitted is deemed acceptable, condition cleared.
300038411	$640,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA
The GFE reflects fees of $935.00 vs. actual fees of $1,095.00 that were charged on the HUD-1 in the section that cannot increase more that 10%.  The amount of restitution is $66.50.  There is no evidence of restitution.
																08/10/2015: Hud1 correction, letter to borrower, check, ups delivery
08/10/2015: Audit review of all documentation submitted verifies that Page 1 of the Final HUD-1 reflects RESPA cure in the amount of $91.50.  The RESPA cure was completed within 30 days of settlement as evidenced by check and FedEx label. Loan will be rated a Fitch 'B' due to the "10%”  tolerance cured on page 1 of the HUD.

300038411	$640,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.	07/27/2015: CDA	07/27/2015: A CDA report reflecting a value of $801,000 which is a 0% variance was provided. Condition Cleared.
300008243	$528,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Missing Third Party Fraud Tool (Report)	Legal Documents
The file is missing a third party fraud Tool. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
																06/01/2015: Please find fraud report uploaded	06/01/2015: Fraud tool provided dated 05/29/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.			LTV is lower than guideline maximum 78.79% compared to 80%; DTI is lower than guideline maximum 34.27% compared to 43%; FICO is higher than guideline minimum 795 compared to 680;
300008243	$528,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Balance Sheet	Income/Employment
Missing current year Balance Sheet for the borrower's S-Corp with ownership > 25%. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage
																06/01/2015: Please find balance sheet uploaded	06/01/2015: Audit reviewed the YTD Balance Sheets for the borrower's S-Corp dated 01/24/2015, documentation submitted is deemed acceptable. Condition cleared.			LTV is lower than guideline maximum 78.79% compared to 80%; DTI is lower than guideline maximum 34.27% compared to 43%; FICO is higher than guideline minimum 795 compared to 680;
300008243	$528,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report is missing from the file.		05/28/2015: A CDA Report with a reconciled value of $660,000 at 0% variance was provided. Condition cleared.			LTV is lower than guideline maximum 78.79% compared to 80%; DTI is lower than guideline maximum 34.27% compared to 43%; FICO is higher than guideline minimum 795 compared to 680;
300017041	$999,500	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Balance Sheet	Income/Employment
Missing current year balance sheet for co-borrower's Schedule C business. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.

07/14/2015: Co-borrower was self-employed as reflected in the 2013 1040 and the 2013 IRS Transcript. However, neither the 2014 1040 or the 2014 IRS Transcript reflected any Schedule C income. Therefore, the Balance Sheet condition is not valid.

07/14/2015: Audit has re-analyzed the loan documents, as well as Lender rebuttal, and has determined that the 2014 1040's and transcripts do not list a Schedule C business. Therefore, a Balance Sheet is not required.  Condition cleared.
																				LTV is lower than guideline maximum 78.73% compared to 80%. ; DTI is lower than guideline maximum 23.81% compared to 43%.; FICO is higher than guideline minimum 774 compared to 680.;
300017041	$999,500	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Missing Third Party Fraud Tool (Report)	Legal Documents	The file is missing a third party fraud Tool. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	07/14/2015: Fraud Report	07/14/2015: Fraud tool provided dated 07/01/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B			LTV is lower than guideline maximum 78.73% compared to 80%. ; DTI is lower than guideline maximum 23.81% compared to 43%.; FICO is higher than guideline minimum 774 compared to 680.;
300017041	$999,500	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing YTD Profit & Loss	Income/Employment	Missing YTD Profit and Loss for co-borrower's Schedule C business. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
07/14/2015: Co-borrower was self-employed as reflected in the 2013 1040 and the 2013 IRS Transcript. However, neither the 2014 1040 or the 2014 IRS Transcript reflected any Schedule C income. Therefore, the P&L statement condition is not valid.

07/14/2015: Audit has re-analyzed the loan documents, as well as Lender rebuttal, and has determined that the 2014 1040's and transcripts do not list a Schedule C business. Therefore, a P&L is not required.  Condition cleared.
																				LTV is lower than guideline maximum 78.73% compared to 80%. ; DTI is lower than guideline maximum 23.81% compared to 43%.; FICO is higher than guideline minimum 774 compared to 680.;
300017041	$999,500	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing LOE	Terms/Guidelines
According to the Credit Report, there were 7 inquiries showing in the past 120 days. The guidelines require that the UW confirm that the borrower has not obtained any additional credit and must provide an LOE for the credit inquiry. If additional credit was obtained, a verification of the debt must be provided and included in the debt service. Additional conditions may apply.
																6/30/15 The credit report identifies inquiries dated May and June of 2014 greater than 120 days and the most recent inquiries dating 12/2014 (which are inquiries initiated by the lender)	6/30/15 Audit has reviewed the credit report and determined the only inquiries in the last 120 were 2 that were done by the lender. Condition cleared.			LTV is lower than guideline maximum 78.73% compared to 80%. ; DTI is lower than guideline maximum 23.81% compared to 43%.; FICO is higher than guideline minimum 774 compared to 680.;
300017041	$999,500	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing copy of title	Title
Missing copy of the title/title commitment. Guidelines require that the title report correctly reflects the information that will ultimately be on the title policy.The title company must check all parties for judgments, taxes, and liens including the seller and especially the assignor. File only contains a title supplement. Additional conditions may apply.
																6/30/15 Please find uploaded the title commitment	6/30/15 The lender provided a copy of the title commitment. Condition cleared.			LTV is lower than guideline maximum 78.73% compared to 80%. ; DTI is lower than guideline maximum 23.81% compared to 43%.; FICO is higher than guideline minimum 774 compared to 680.;
300017041	$999,500	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		6/29/15 CDA provided reflecting a review value of $1,270,000 or 0% variance. Condition cleared.			LTV is lower than guideline maximum 78.73% compared to 80%. ; DTI is lower than guideline maximum 23.81% compared to 43%.; FICO is higher than guideline minimum 774 compared to 680.;
300019858	$940,000	OR	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Evidence of Property Taxes	Terms/Guidelines	Missing evidence of property taxes for the #2 property listed on the final 1003 pg 769.	07/15/2015: Please find evidence of property taxes for REO #2 listed on 1003 uploaded with full file via page 777	07/15/2015: Audit review of taxes for REO #2 property listed on the 1003 submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.88%;

300019858	$940,000	OR	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Access letter not provided from non-borrowing spouse allowing 100% use of funds in joint bank account.
07/15/2015: Per Asset #1 listed on 1003 Account policy all deposits in a joint account are the property of each owner and deposits, withdrawals and more will be honor by either owner. Therefore an access letter is not required as both owners have full rights to the joint accounts. please find the bank's agreement/policy uploaded. Please see #12
																	07/15/2015: Audit review of agreement/policy #12 for Asset #1 listed on 1003 documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.88%;

300019858	$940,000	OR	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Missing Third Party Fraud Tool (Report)	Legal Documents	Third party fraud tool not provided which is required to verify OFAC.	07/21/2015: fraud reports	07/21/2015: Fraud tool provided dated 07/21/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.88%;

300019858	$940,000	OR	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing YTD Profit & Loss	Income/Employment	Page 1 not provided for the year to date profit and loss statement for 2015 for the first business listed on the final 1003. (only pages 2 & 3 were provided pgs 203-204.	07/15/2015: Please find uploaded the P&L YTD	07/15/2015: Audit review of P&L for 1st business reflects all pertinent information, documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.88%;

300019858	$940,000	OR	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA
Servicing Disclosure Statement not provided within 3 business days of application date.  Per initial 1003 in file pg 721, the initial application date was 4/24/15, earliest Servicing Disclosure Statement is dated 5/6/15.

07/15/2015: Document not provided on 4/24/15 because lender did not have a complete application ready for registration. The loan application was taken as a pre-approval with no property identified at time. The application was considered complete upon receipt of the property address. As noted the borrower's and sellers did not execute the agreement until May and doc faxed to lender 5/6 at which time application was considered complete and document sent to borrowers within 3 business days of that date.

07/15/2015: Audit review of all documentation submitted, as well as Lender rebuttal, reflects that the subject property was identified on 05/05/2015. Coverletter submitted reflects all Federal and State Compliance Documents were sent out on 05/06/2015. Documentation submitted is deemed acceptable. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.88%;

300019858	$940,000	OR	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA
Affiliated Business Disclosure not provided within 3 business days of application date.  Per initial 1003 in file pg 721, the initial application date was 4/24/15, earliest Affiliated Business Disclosure is dated 5/6/15.

07/15/2015: Although a application interview was taken on 4/24 the application was not considered complete and ready for registration. The loan came in as a pre-purchase. System notes uploaded state borrower wanted pre-approval in addition the agreement of sale is signed by borrower's/sellers in May and faxed to lender 5/6 and federal state compliance document identifies subject property identified 5/6

07/15/2015: Audit review of all documentation submitted, as well as Lender rebuttal, reflects that the subject property was identified on 05/05/2015. Coverletter submitted reflects all Federal and State Compliance Documents were sent out on 05/06/2015. Documentation submitted is deemed acceptable. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.88%;

300019858	$940,000	OR	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	Initial TIL not provided within 3 business days of application. Per initial 1003 in file pg 721, the initial application date was 4/24/15, earliest TIL is dated 5/6/15.
07/15/2015: Document not provided on 4/24/15 because lender did not have a complete application ready for registration. The loan application was taken as a pre-approval with no property identified at time. The application was considered complete upon receipt of the property address. As noted the borrower's and sellers did not execute the agreement until May and doc faxed to lender 5/6 at which time application was considered complete and document sent to borrowers within 3 business days of that date.

07/15/2015: Audit review of all documentation submitted, as well as Lender rebuttal, reflects that the subject property was identified on 05/05/2015. Coverletter submitted reflects all Federal and State Compliance Documents were sent out on 05/06/2015. Documentation submitted is deemed acceptable. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.88%;

300019858	$940,000	OR	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Federal Consumer Protection
ECOA Non-Compliant:  Appraisal Disclosure not provided within 3 days of application.  Per initial 1003 in file pg 721, the initial application date was 4/24/15, earliest Appraisal Disclosure is dated 5/6/15.

07/15/2015:  Document not provided on 4/24/15 because lender did not have a complete application ready for registration. The loan application was taken as a pre-approval with no property identified at time. The application was considered complete upon receipt of the property address. As noted the borrower's and sellers did not execute the agreement until May and doc faxed to lender 5/6 at which time application was considered complete and document sent to borrowers within 3 business days of that date.

07/15/2015: Audit review of all documentation submitted, as well as Lender rebuttal, reflects that the subject property was identified on 05/05/2015. Coverletter submitted reflects all Federal and State Compliance Documents were sent out on 05/06/2015. Documentation submitted is deemed acceptable. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.88%;

300019858	$940,000	OR	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Special Information Booklet not provided within 3 business days of application date.	RESPA
Special Information Booklet not provided within 3 business days of application date.  Per initial 1003 in file pg 721, the initial application date was 4/24/15, earliest Special Information Booklet is dated 5/6/15.

07/15/2015: Document not provided on 4/24/15 because lender did not have a complete application ready for registration. The loan application was taken as a pre-approval with no property identified at time. The application was considered complete upon receipt of the property address . As noted the borrower's and sellers did not execute the agreement until May and doc faxed to lender 5/6 at which time application was considered complete and document sent to borrowers within 3 business days of that date.

07/15/2015: Audit review of all documentation submitted, as well as Lender rebuttal, reflects that the subject property was identified on 05/05/2015. Coverletter submitted reflects all Federal and State Compliance Documents were sent out on 05/06/2015. Documentation submitted is deemed acceptable. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.88%;

300019858	$940,000	OR	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing sufficient evidence of “changed circumstance” to support new GFE”	RESPA	Missing sufficient evidence of "changed circumstance" to support new GFE dated 5/8/15.	07/15/2015: Please find uploaded documented COC	07/15/2015: Audit review of RESPA Post Closing GFE Review support new GFE dated 5/8/15, documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.88%;

300019858	$940,000	OR	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Federal High-Cost
HUD Homeownership Counseling Disclosure not provided within 3 days of application.  Per initial 1003 in file pg 721, the initial application date was 4/24/15, earliest Homeownership Counseling Disclosure is dated 5/6/15.

07/15/2015: Document not provided on 4/24/15 because lender did not have a complete application ready for registration. The loan application was taken as a pre-approval with no property identified at time. The application was considered complete upon receipt of the property address. As noted the borrower's and sellers did not execute the agreement until May and doc faxed to lender 5/6 at which time application was considered complete and document sent to borrowers within 3 business days of that date.

07/15/2015: Audit review of all documentation submitted, as well as Lender rebuttal, reflects that the subject property was identified on 05/05/2015. Coverletter submitted reflects all Federal and State Compliance Documents were sent out on 05/06/2015. Documentation submitted is deemed acceptable. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.88%;

300019858	$940,000	OR	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Rate Lock Agreement	General Compliance	Rate lock agreement not provided in the loan file.	07/15/2015: Please find uploaded the confirmation of interest rate lock and loan terms	07/15/2015: Audit review of Rate lock agreement, dated 05/06/2015, documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.88%;

300019858	$940,000	OR	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in the loan file	07/15/2015: CDA	07/15/2015: A CDA report reflecting a value of $1,200,000 which is a 0% variance was provided. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.88%;

300019858	$940,000	OR	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Good Faith Estimate not provided within 3 business days of application date.	RESPA	Good Faith Estimate not provided within 3 business days of application date. Per initial 1003 in file pg 721, the initial application date was 4/24/15, earliest GFE is dated 5/6/15.
07/15/2015: as with the Affiliated Business Arrangement the subject property was not identified until 5/6 at which time the application was considered complete and GFE sent to borrower. Per New RESPA Rule FAQ's GFE to be sent within 3 business days after loan originator receives an application or information sufficient to complete an application.

07/15/2015: Audit review of all documentation submitted, as well as Lender rebuttal, reflects that the subject property was identified on 05/05/2015. Coverletter submitted reflects all Federal and State Compliance Documents were sent out on 05/06/2015. Documentation submitted is deemed acceptable. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.88%;

300022332	$1,145,600	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to Obtain Required Documentation	Legal Documents	The lender's closing instructions requires an acceptable termite inspection and clearance which is not provided in the file.	07/22/2015: this was entered in error. Neither of the borrowers served in the military. Condition required the "Veteran" to signed inspection.	07/22/2015: Audit reviewed the lender rebuttal and concurs that the exception does not pertain to the subject loan. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.6 months reserves; Years on Job Both borrowers have 19 years on job;

300022332	$1,145,600	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Missing Third Party Fraud Tool (Report)	Legal Documents	Third party fraud report not provided in file	07/21/2015: Fraud report	07/21/2015: Fraud tool provided dated 07/20/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.
FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.6 months reserves; Years on Job Both borrowers have 19 years on job;

300022332	$1,145,600	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																07/20/2015: Please find uploaded the actual recorded Mortgage. Will forward Title or closing instructions upon receipt	07/20/2015: Audit review of recorded mortgage on 06/19/2015 (Document# XXXXXXXX) documentation submitted is deemed acceptable, condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.6 months reserves; Years on Job Both borrowers have 19 years on job;

300022332	$1,145,600	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	07/17/2015: CDA	07/17/2015: A CDA report reflecting a value of $1,550,000 which is a 0% variance was provided. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.6 months reserves; Years on Job Both borrowers have 19 years on job;

300009644	$536,000	IL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Statement from the Title Company and/or Closing Agent verifying that they have sent the documents out for recording.
																04/10/2015: Please find uploaded the closing agents acknowledgement	04/10/2015: Audit review of Closing Instructions indicate that the mortgage is to be recorded immediately after closing, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 38% DTI ; No Mortgage Lates Current mortgage reviewed for 58 months with no late pays; Reserves are higher than guideline minimum $93,583 excess verified reserves;
300009644	$536,000	IL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment
Verbal verification of employment for Co-Borrower with prior employer was not provided in the loan file.  Need to verify prior two years of employment to ensure no gaps of employment over 30 days.  Current hire date with present employer was 5/6/2013.
																04/09/2015: Please see upload
04/09/2015: Audit review of VOE dated 04/08/2015 reflects "start date" of 03/03/2008 and "no longer employed as of" 04/26/2013.  Start date with current employer was 05/06/2013, therefore no gaps of employment over 30 days. Documentation submitted is deemed acceptable, condition cleared.
																				DTI is lower than guideline maximum 38% DTI ; No Mortgage Lates Current mortgage reviewed for 58 months with no late pays; Reserves are higher than guideline minimum $93,583 excess verified reserves;
300009644	$536,000	IL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in the loan file.	04/09/2015: CDA	04/09/2015: A CDA report reflecting a value of $670,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 38% DTI ; No Mortgage Lates Current mortgage reviewed for 58 months with no late pays; Reserves are higher than guideline minimum $93,583 excess verified reserves;
300023163	$680,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Affiliated Business Disclosure	RESPA	File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses please provide an attestation stating such.	07/31/2015: please refer to page 3 and page 6.	07/31/2015: Audit review of Lender Closed Loan Delivery Checklist reflects "No Affiliates", documentation submitted is deemed acceptable. Condition cleared.
300023163	$680,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		07/30/2015: A CDA report reflecting a value of $895,000 which is a 0% variance was provided. Condition Cleared.
300023775	$828,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Missing final HUD I for the simultaneous 2nd mortgage on the subject property.	07/31/2015: Loan file provides evidence of the Home Equity Agreement and disclosure statement executed by borrower and co-borrower. The agreement provides terms and conditions for the line of credit	07/31/2015: Audit review of simultaneous HELOC for $102,450 documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 15 months reserves;

300023775	$828,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment	A written verification of employment breaking down commission/bonus income for co-borrower for 2014 and 2013 along with the probability of continuance not provided. Additional conditions may apply.
08/14/2015 The lender provided a written verification of employment with an annual break down of the co-borrowers bonus and commission income. Audit has recalculated the income and the DTI is 40.62%. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 15 months reserves;

300023775	$828,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	DTI Exceeds Guidelines	DTI
62.90% DTI > 43% maximum DTI permitted.  Unable to use commission income for co-borrower due to lender did not provided a written verification of employment breaking down commission/bonus income for 2014 and 2013 along with the probability of continuance.  2106 Expenses must also be accounted for due to claimed on 2013 and 2012 1040 personal tax returns.

08/14/2015 The lender provided a written verification of employment with an annual break down of the co-borrowers bonus and commission income. Audit has recalculated the income and the DTI is 40.62%. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 15 months reserves;

300023775	$828,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Balance Sheet	Income/Employment	Missing balance sheet for 2014 for borrowers self-employment business.	07/31/2015: Please find re-uploaded the balance sheet ending 12/2014 for borrower's self-employed business. Thank you	07/31/2015: Audit review of 2014 and YTD Balance, dated 06/05/2015, through 04/30/2015 documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 15 months reserves;

300023775	$828,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Loan does not meet criteria for Qualified Mortgage	QM/ATR
62.90% DTI > 43% maximum DTI permitted.  Unable to use commission income for co-borrower due to lender did not provided a written verification of employment breaking down commission/bonus income for 2014 and 2013 along with the probability of continuance.  2106 Expenses must also be accounted for due to claimed on 2013 and 2012 1040 personal tax returns.
																08/14/2015 W VOE
08/14/2015 The lender provided a written verification of employment with an annual break down of the co-borrowers bonus and commission income. Audit has recalculated the income and the DTI is 40.62%. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 15 months reserves;

300023775	$828,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing rate lock verification	Legal Documents	Missing rate lock verification.	08/04/2015: The Rate Lock Date is stated on page 1-in highlight 05.29.15	08/04/2015: Audit review of Rate Lock reflecting loan locked on 05/29/2015, documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 15 months reserves;

300023775	$828,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to provide proof of OFAC Search	Federal Consumer Protection	Third party fraud tool not provided which is required to verify OFAC.	08/04/2015: fraud report	08/04/2015: Fraud tool provided dated 08/03/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 15 months reserves;

300023775	$828,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in the loan file.		7/30/2015: A CDA report reflecting a value of $1,035,000 which is a -1.4% variance was provided. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 15 months reserves;

300006733	$576,550	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Failure to obtain Asset Documentation	Terms/Guidelines	Per HUD-1 cash to close is $351,629.23. Verified liquid funds are $XXXXX. Please provided evidence sufficient fund were liquidated to close.	05/04/2015: Closing Funds
05/04/2015: Audit reviewed borrower’s instruction wire of $352,150 to Closing Agent's bank, along with insurance company confirming receiving the wire in the same amount.  A copy of borrower’s Jan  statement was provided reflecting account valued at $886,733.43 which is sufficient to cover the wired amount.  Documentation submitted is deemed acceptable. Condition cleared.
																				DTI is lower than guideline maximum 38.52% DTI; FICO is higher than guideline minimum 786 FICO; Reserves are higher than guideline minimum $470,191 excess verified reserves;
300006733	$576,550	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing Note	Legal Documents	Missing Note or mortgage payment statement for properties listed on the REO of loan application dated 01/29/2015, to verify principal and interest portion of payment	05/04/2015: P&I payments to property in question.	05/04/2015: Audit review of P&I payments of property in question and documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 38.52% DTI; FICO is higher than guideline minimum 786 FICO; Reserves are higher than guideline minimum $470,191 excess verified reserves;
300006733	$576,550	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																05/04/2015: clsing agent Instructions to send the executed mortgage for recording.
05/04/2015: Audit review of signed closing instructions by settlement agent reflects commitment to record mortgage in first lien position on or prior to disbursement date,  documentation submitted is deemed acceptable, condition cleared.
																				DTI is lower than guideline maximum 38.52% DTI; FICO is higher than guideline minimum 786 FICO; Reserves are higher than guideline minimum $470,191 excess verified reserves;
300006733	$576,550	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines	Missing Assets documentation for IRA statement for January 30,2015 to fulfill 2 month statement requirement	05/04/2015: Jan statement	05/04/2015: Audit reviewed statement for January 30,2015 documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 38.52% DTI; FICO is higher than guideline minimum 786 FICO; Reserves are higher than guideline minimum $470,191 excess verified reserves;
300006733	$576,550	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	05/04/2015: CDA	05/04/2015: A CDA report reflecting a value of $887,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 38.52% DTI; FICO is higher than guideline minimum 786 FICO; Reserves are higher than guideline minimum $470,191 excess verified reserves;
110863298	$497,700	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Purchase contract addendum	Legal Documents	The addendum to the contract lowering the sales price to $622,125 not provided in file.		12/26/14: Fully executed purchase agreement provided reducing sales price to 622,125. Condition cleared.			DTI is lower than guideline maximum 31.34% DTI; FICO is higher than guideline minimum 794 FICO; Reserves are higher than guideline minimum $79,721 excess reserves;
110863298	$497,700	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		12/30/2014: A CDA Report was provided with a reconciled value of $632,000 or 0% variance. Condition cleared.			DTI is lower than guideline maximum 31.34% DTI; FICO is higher than guideline minimum 794 FICO; Reserves are higher than guideline minimum $79,721 excess reserves;
110799283	$812,000	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	100% access letter to bank account funds from Borrower's spouse not provided in file.		11/04/2014: Per bank agreement provided, both borrower and spouse have full access to bank account. Condition cleared.
FICO is higher than guideline minimum FICO 792, minimum required 680; Years in Primary Residence 8.17 years in primary residence; Reserves are higher than guideline minimum 130 months in reserves, 6 months reserves required;

110799283	$812,000	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing HUD from sale of other property owned	Terms/Guidelines	HUD from sale of Borrower's previous primary residence not provided in file and Lender did not include 1st and 2nd mortgages in DTI.		11/04/2014: Equity statement for was provided to indicate property was sold prior to closing. Condition cleared.
FICO is higher than guideline minimum FICO 792, minimum required 680; Years in Primary Residence 8.17 years in primary residence; Reserves are higher than guideline minimum 130 months in reserves, 6 months reserves required;

110799283	$812,000	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Rate Lock Agreement	General Compliance	Rate Lock Agreement not provided in file.		11/04/2014: Evidence of rate lock provided. No additional conditions apply. Condition cleared.
FICO is higher than guideline minimum FICO 792, minimum required 680; Years in Primary Residence 8.17 years in primary residence; Reserves are higher than guideline minimum 130 months in reserves, 6 months reserves required;

110799283	$812,000	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not executed	RESPA	Affiliated Business Disclosure in file not executed.		11/04/2014: An executed Affiliated Business Disclosure was provided. Condition cleared.
FICO is higher than guideline minimum FICO 792, minimum required 680; Years in Primary Residence 8.17 years in primary residence; Reserves are higher than guideline minimum 130 months in reserves, 6 months reserves required;

110799283	$812,000	NJ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.
11/14/2014: A CDA provided reflecting reconciled value of $1,021,000 or 0% variance. Condition cleared.
11/13/2014: A CDA Report is required reflecting client. A CDA Report was not provided. Condition remains.
 11/04/2014: A CDA Report is required reflecting lender/client. Condition remains.

FICO is higher than guideline minimum FICO 792, minimum required 680; Years in Primary Residence 8.17 years in primary residence; Reserves are higher than guideline minimum 130 months in reserves, 6 months reserves required;

110754499	$564,000	MD	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment	Guidelines require IRS Form 4506T to be executed and transcript documentation must be provided. Tax transcripts for 2 years not provided.	09/30/14: Lender provided 2012 and 2013 transcripts.	09/30/14: 2012 and 2013 transcripts provided post closing. Loan will be rated a B.
110754499	$564,000	MD	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Third Party Fraud Tool (Report)	Legal Documents	A Fraud Report was not provided. Additional conditions may apply.
9/22/14: Fraud report provided and reviews. Low impact variances noted. No additional conditions apply. Condition cleared. 09/17/2014: A Fraud Report is a required securitization document . Condition remains.

110754499	$564,000	MD	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain Income Documentation	Income/Employment	Missing 2013 Balance Sheet for Co-Borrower's business. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.	10/06/14: Balance sheet provided. 09/23/2014: Lender rebuttal states the client files schedule C, so balance sheet shouldn't be required.
10/06/14: Balance sheet provided through 07/30/14. Condition cleared. 09/23/2014: When a client files Schedule C, that entity is considered to be 100% self employed. Per QM, a balance sheet is required for self employed entities.  A balance sheet for YTD 2014 is required.  Condition remains. 9/22/14: A 2014 YTD P&L was provided within loan file, however, pending YTD balance sheet. Application was taken > 120 days from 2013 tax returns. A Balance Sheet for 1st quarter of 2014 is required.09/17/2014: THE amended Regulation Z on 1/10/2013 to add a “qualified mortgage” standard which became effective on 01/10/2014.  Part of “qualified mortgage” requirements are a consumer with 25% or more ownership interest in the business must provide the following documents: Signed, dated individual tax returns, with all applicable tax schedules for most recent 2 years; Year to date profit and loss (P&L) statement and balance sheet. In this case, the Year to date profit and loss (P&L) statement and balance sheet for company is required. Condition remains.

110754499	$564,000	MD	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		09/19/2014: CDA provided by Lender with a value of $705,000, no tolerance issue. Condition cleared.
300020159	$667,250	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment
The file only contains 1 paystub. Guidelines require that the paystubs be dated no earlier than 30 days prior to the loan registration date and it must include a minimum of 30 days of year-to-date earnings. Additionally, the paystub must include sufficient information to appropriately calculate income. Additional conditions may apply.

06/22/2015: Lender guideline requires pay stub(s) include a minimum of 30 days of Year-to-Date earnings. Not pay stubs covering 30 days of earnings. The pay stub provided does include 30 days of Year-to-date earnings. In this case, the YTD earnings is $XXXXXX.
																	06/22/2015: Audit concurs with the lender rebuttal and has determine that the paystub, dated 04/05 - 04/18/2015, provided reflects YTD earnings as per guideline requirements. Condition cleared.			DTI is lower than guideline maximum 28.33% compared to 40%. ; FICO is higher than guideline minimum 788 compared to 740.; No Mortgage Lates No mortgage lates and satisfactory rental history. ;
300020159	$667,250	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Rate Lock Agreement	General Compliance	The file did not contain a document reflecting when the rate was locked. Additional condition may apply.
06/17/2015: Please find uploaded in lieu of the actual signed interest rate confirmation. Please find uploaded our internal screen shot evidencing the effective date of the rate lock and the borrower signed final commitment evidencing the rate and rate expiration. Please advise if sufficient to address your concerns. Thank you
																	06/17/2015: Audit reviewed the lender rebuttal, as well as the print screen provided, and has determine that the documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 28.33% compared to 40%. ; FICO is higher than guideline minimum 788 compared to 740.; No Mortgage Lates No mortgage lates and satisfactory rental history. ;
300020159	$667,250	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Provide Final TIL	TILA	The final TIL is not signed by all with a vested interest. Additional conditions may apply.	06/25/2015: Signed Final TIL	06/25/2015: Audit review of signed Final TIL by all parties with vested interest, dated 06/03/2015, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 28.33% compared to 40%. ; FICO is higher than guideline minimum 788 compared to 740.; No Mortgage Lates No mortgage lates and satisfactory rental history. ;
300020159	$667,250	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Missing Third Party Fraud Tool (Report)	Legal Documents	The file is missing a third party fraud Tool. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	06/19/2015: Fraud report	06/19/2015: Fraud tool provided dated 06/18/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.			DTI is lower than guideline maximum 28.33% compared to 40%. ; FICO is higher than guideline minimum 788 compared to 740.; No Mortgage Lates No mortgage lates and satisfactory rental history. ;
300020159	$667,250	NJ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.	06/17/2015: CDA	06/17/2015: A CDA report reflecting a value of $760,000 which is a -3.2% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 28.33% compared to 40%. ; FICO is higher than guideline minimum 788 compared to 740.; No Mortgage Lates No mortgage lates and satisfactory rental history. ;
110802804	$528,000	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines
Missing documentation evidencing $7,000 earnest money deposit reflected on Final HUD-1, line 201.  Lender Guidelines state when the deposit on the sales contract is needed to close, receipt of the deposit must be documented by either of the following: 1) copy of the borrowers' canceled check or 2) escrow letter from the holder of the deposit (usually a realtor, settlement attorney, or title company.

10/20/14: Borrower received proceeds totaling $149,317.80 from sale of previous property in addition verified assets via bank statements of $50,000. Evidence of $7,000 earnest money deposit listed on line 201 of settlement statement was not needed for closing. Total assets required for closing $136,497.89 and loan file provides verified assets totaling $199,317.80. Borrower has sufficient assets to cover both cash required from borrower at closing and EMD.

10/20/14: Audit reviewed the lender's guidelines and they state that "When the deposit on the sales contract is needed to close..." The deposit on the sales contract is not needed to close for this borrower.  Without sourcing the deposit, the borrower has 28.6 months reserves and the guidelines only require 6 months.  Condition cleared.

Years in Primary Residence 9.58 years in departing primary residence.; Years Self Employed Borrower and CoBorrower 13.07 years self-employed.; No Mortgage Lates 0x30 mortgage lates previous 26 months mortgage reporting.;

110802804	$528,000	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance
Letter from an accountant stating withdrawal of the business money market funds will not negatively impact the business.  Borrowers are utilizing their business bank account for subject transaction reserves requirement.  Lender Guidelines state for non-conforming loans a letter from an accountant stating withdrawal of the business funds will not negatively impact the business is required.  The accountant must not be an interested party to the transaction or related to the borrower.
																	10/23/2014: CPA letter provided post closing. Loan will be rated a B.
Years in Primary Residence 9.58 years in departing primary residence.; Years Self Employed Borrower and CoBorrower 13.07 years self-employed.; No Mortgage Lates 0x30 mortgage lates previous 26 months mortgage reporting.;

110802804	$528,000	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing final application (1003)	Legal Documents	Final loan application (1003) in file does not reflect complete social security numbers for Borrower or Co-Borrower.
10/21/2014: Audit has reanalyzed loan file and determined the SS#'s reflected on the 1003 application is acceptable as the SS#'s can be verified on the credit report. Condition cleared.
 10/20/14: 1003 provided shows the social security number's incomplete. The 1003 must show full Social Security numbers. Condition remains.

Years in Primary Residence 9.58 years in departing primary residence.; Years Self Employed Borrower and CoBorrower 13.07 years self-employed.; No Mortgage Lates 0x30 mortgage lates previous 26 months mortgage reporting.;

110802804	$528,000	CO	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	CDA Report not provided in file.		10/21/2014: Appraisal Field Review Report dated 09/27/2014 supports the appraised value. Condition cleared.
Years in Primary Residence 9.58 years in departing primary residence.; Years Self Employed Borrower and CoBorrower 13.07 years self-employed.; No Mortgage Lates 0x30 mortgage lates previous 26 months mortgage reporting.;

300000613	$1,575,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain gift documentation	Terms/Guidelines	Provide a corrected gift letter from gift donor with relationship information. The gift letter in file lists the borrowers names in the relationship section.		1/15/2015: A revised gift letter was provided to indicate the gift was from borrower's in-law. Condition cleared.
300000613	$1,575,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Third Party Fraud Tool (Report)	Legal Documents	The file is missing a third party fraud Tool. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.		1/15/2015: A Fraud Report for both borrowers was provided, no additional conditions apply. Condition cleared.
300000613	$1,575,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Federal Consumer Protection	A FACTA Disclosure was not provided.		1/13/15: FACTA received dated 11/17/2014. Condition cleared. 1/13/15 Documents that were sent over are corrupted and not legible. Please send again, thank you. Condition remains.
300000613	$1,575,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		1/13/15 CDA provided reflecting reconciled value of $2,100,000 or 0% variance. Condition cleared.
110836716	$437,600	IL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD-1 Comparison page does not reflect HUD fees as charged	RESPA
The comparison page of the HUD indicates that $3,063 in title services were charged to the borrower, however, the itemization of these fees added up to $3,003 resulting in a $60 over-charge to the borrower.
																	10/27/14: Audit reviewed the final HUD-1 and the HUD addendum breaks down line 1101 on the HUD appropriately. Compliance tests pass. Condition cleared.
110836716	$437,600	IL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD-1 Comparison page does not reflect GFE terms as disclosed	RESPA
The HUD-1 Comparison page indicates that $6,752.51 in escrows was charged to the borrower, however, the latest GFE dated 10/01/2014 indicated that $6,676.10 in escrows would be charged to the borrower at closing.
																	10/27/14: Lender provided evidence that updated documents were sent to the client on 10/10 showing an increase in the escrow amount. Condition cleared.
110836716	$437,600	IL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review Appraisal Missing: A CDA Report was not provided.		10/31/14: CDA provided reflecting a value of $549,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110836713	$780,000	NJ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	CDA Report was not provided in file.		12/05/2014: CDA provided reflecting reconciled value of $977,000 or 0% variance. Condition cleared.
110826487	$504,000	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Purchase contract addendum	Legal Documents	Missing Purchase contract addendum with closing sale date extension of 12/17/2014 signed by all parties. Purchase contract provided reflects closing sale date of 11/07/2014.		12/30/2014: Audit had reanalyzed the loan file and determined the borrower's signatures on the final HUD-1 is sufficient as borrower is acknowledging the closing date. Condition cleared.
FICO is higher than guideline minimum Audit FICO is 765 vs 680 guide minimum. ; Reserves are higher than guideline minimum Audit Reserves are 58+ mths vs 6 mths guide minimum.; No Mortgage Lates No Mortgage lates on previous property or investment properties. ;

110826487	$504,000	TX	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		12/30/2014: CDA provided reflecting reconciled value of $630,000 or 0% variance. Condition cleared.
FICO is higher than guideline minimum Audit FICO is 765 vs 680 guide minimum. ; Reserves are higher than guideline minimum Audit Reserves are 58+ mths vs 6 mths guide minimum.; No Mortgage Lates No Mortgage lates on previous property or investment properties. ;

110826489	$560,000	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing 1008 or Underwriter Approval	Legal Documents	The 1008 is missing from the loan file. Additional conditions may apply.		12/05/2014: The loan approval and 1008 was provided. Condition cleared.			DTI is lower than guideline maximum 32.24% compared to 43%. ; Reserves are higher than guideline minimum 16 months compared to 6.; FICO is higher than guideline minimum 791 compared to 680;
110826489	$560,000	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																	12/05/2014: A signed statement from the settlement agent was provided indicating mortgage was sent for recording. Condition cleared.			DTI is lower than guideline maximum 32.24% compared to 43%. ; Reserves are higher than guideline minimum 16 months compared to 6.; FICO is higher than guideline minimum 791 compared to 680;
110826489	$560,000	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Final 1003 is incomplete	Legal Documents	The Final 1003 incorrectly states Borrower 1 income as $XXXXXXXX; per audit as well as underwriter income calculator present loan file; the income should be $XXXXX. Total income should be $XXXXXXX.		12/05/2014: A revised 1003 application was provided. Condition cleared.			DTI is lower than guideline maximum 32.24% compared to 43%. ; Reserves are higher than guideline minimum 16 months compared to 6.; FICO is higher than guideline minimum 791 compared to 680;
110826489	$560,000	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing VOR	Terms/Guidelines
Loans require a minimum of 12-month verification of housing payment history.  Per guidelines, a Verification of Rent is required.  A request for the verification of rents is listed in the loan file at page 1020; however, the completed verification of rents is not present in the loan file.
																	12/05/2014: A credit supplement was provided verifying 12 months + of rental history. Condition cleared.			DTI is lower than guideline maximum 32.24% compared to 43%. ; Reserves are higher than guideline minimum 16 months compared to 6.; FICO is higher than guideline minimum 791 compared to 680;
110826489	$560,000	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing sufficient evidence of “changed circumstance” to support new GFE”	RESPA
There are 3 Good Faith Estimates in file. The GFE dated 09/11/2014 reflects a loan amount of $504,000 and GFE’s dated 10/13/2014, and 10/14/14 reflect a loan amount of $560,000.  The loan closed with a loan amount of $560,000.  The file does not contain a Change of Circumstance form.

12/05/2014: The GFE dated 09/11/2014is considered a pre-disclosure as the property address was not disclosed, and the increase in loan amount is borrower initiated, therefore as change of circumstance is not required. Condition cleared.
																				DTI is lower than guideline maximum 32.24% compared to 43%. ; Reserves are higher than guideline minimum 16 months compared to 6.; FICO is higher than guideline minimum 791 compared to 680;
110826489	$560,000	NJ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		12/05/2014: CDA provided reflecting reconciled value of $725,000 or 0% variance. Condition cleared.			DTI is lower than guideline maximum 32.24% compared to 43%. ; Reserves are higher than guideline minimum 16 months compared to 6.; FICO is higher than guideline minimum 791 compared to 680;
110858006	$732,000	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment	A verbal verification of employment was not provided for borrower's previous employment.
12/30/2014: Audit has reanalyzed loan file and determined there was no employment gaps > 1 month per QM as borrower's paycheck was thru 8/31/2014 and borrower started current job on 9/1/2014.  Condition cleared.

110858006	$732,000	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Evidence of HOA Fees	Terms/Guidelines	Missing evidence of HOA fees for property #3 as listed on the final loan application dated 12/11/2014.		12/30/2014: HOA statement provided to indicate HOA fees of $663.65. Condition cleared.
110858006	$732,000	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Evidence REO Property is Owned Free and Clear	Legal Documents	Missing evidence Property #3 , and current primary residence is owned free and clear.		12/30/2014: Property hazard insurance for subject property lists no mortgagees as well as property detail report reflects no liens. Condition cleared.
110858006	$732,000	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing sufficient evidence of “changed circumstance” to support new GFE”	RESPA
There are several Good Faith Estimates in file, the GFE dated 11/05/2014 reflects total fees of $17,582.61 whereas the GFE dated 11/17/2014 reflects total fees of $17,814.61 and GFE dated 12/05/2014 reflects total fees of $17,905.49.  A change of circumstance was not provided on 11/17/2014 and 12/05/2014 to evidence the increase in fees.
																	12/30/2014: Post closing review worksheets provided to indicate the change of circumstance was documented. Condition cleared.
110858006	$732,000	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant and Consumer Score Disclosure was not provided.		12/30/2014: Evidence provided to indicate a FACTA - Notice to Home Loan Applicant and Consumer Score Disclosure was provided. Condition cleared.
110858006	$732,000	NJ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		12/30/2014: CDA provided reflecting reconciled value of $1,100,000 or 0% variance. Condition cleared
110844887	$574,400	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Third Party Fraud Tool (Report)	Legal Documents	Third party fraud report not provided in file.		12/24/2014 Third Party fraud report provided. Condition cleared.			Reserves are higher than guideline minimum $619,016 excess reserves; FICO is higher than guideline minimum 793 FICO; DTI is lower than guideline maximum 15.24% DTI;
110844887	$574,400	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain Income Documentation	Income/Employment
Missing 2013 & 2012 signed, dated tax returns.  Per Appendix Q, self employment income requires individual tax returns with all applicable tax schedules for the most recent two years in order to be classified as a Qualified Mortgage. Missing 2014 Balance Sheet for Schedule C income.  Per Appendix Q, both a P&L statement and a Balance Sheet are required in ordered to be classified as a Qualified Mortgage.
																12/24/14 on the issue of self-employment, Lender qualified the borrowers from their W2 income only.
1/7/15:  Audit has concluded and determined that the income on Schedule C appearing on the IRS Transcripts is not being used to qualify however the minimal negative cash flow was taken into consideration in the qualifying income.  No further documentation required.  Condition cleared.
01/05/15: Per Appendix Q, a borrower with any type of self employed income is required to provide signed returns. Appendix Q guidelines supersede lender's guidelines. Please provide signed returns.  Condition remains.
12/29/2014: A 2014 YTD Balance Sheet is required for the loan to be classified as a Qualified Mortgage.
 12/24/2014 Audit has reviewed and determined that the IRS Transcripts validate the 2012 & 2013 1040 tax returns therefore signed returns are not required.  However per Appendix Q a balance sheet is still required for Schedule C income.  The borrower had a Schedule C loss that was included in the monthly income to qualify.  Condition remains for the Balance Sheet for 2014.  12/24/2014 Upon further review it has been determined that the 2012 & 2013 tax returns were not provided in the loan file along with a Profit & Loss statement for 2014 Schedule C income.  These outstanding items are being added as a condition.
																				Reserves are higher than guideline minimum $619,016 excess reserves; FICO is higher than guideline minimum 793 FICO; DTI is lower than guideline maximum 15.24% DTI;
110844887	$574,400	AZ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in file		12/26/14: Field review provided with a value of $785,000. Condition cleared.			Reserves are higher than guideline minimum $619,016 excess reserves; FICO is higher than guideline minimum 793 FICO; DTI is lower than guideline maximum 15.24% DTI;
110850795	$472,500	TX	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		12/08/2014: CDA provided reflecting reconciled value of $630,000 or 0% variance. Condition cleared.
110858228	$560,000	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		12/30/2014: CDA provided reflecting reconciled value of $700,000 or 0% variance. Condition cleared.
110858007	$656,000	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing rate lock verification	Legal Documents	Rate lock verification not provided.		1/13/2015: Rate lock agreement provided showing a lock date of 11/6/14. Condition cleared.
110858007	$656,000	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Credit supplement not provided verifying additional mortgage #2 appearing on credit report with Mortgage #1 is a duplicate loan.		1/13/2015: Credit supplement provided showing loan was updated on the report. Condition cleared.
110858007	$656,000	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to provide proof of OFAC Search	Federal Consumer Protection	Third party fraud tool not provided which is required to verify OFAC.		01/13/2015: Fraud tool provided dated 01/13/2014. Audit reviewed and all red flags are cleared. Condition cleared.
110858007	$656,000	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing sufficient evidence of “changed circumstance” to support new GFE”	RESPA	Missing sufficient evidence of "changed circumstance" to support new GFE's dated 12/4/14, 12/11/14 and 12/12/14.		1/13/2015: Audit reviewed the loan file and determined that additional CC forms are not required when there is a benefit to the borrower. Condition cleared.
110858007	$656,000	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines	Source of funds with satisfactory paper trail not provided for the additional $82,000 earnest money deposit.
per lender guidelines the EMD is only required to be documented when the assets are needed for closing. The files provides verification for assets totaling more than $300K which is sufficient to cover the EMD, closing cost and reserves

1/13/2015: Audit reviewed the loan file and lender's guidelines and determined that evidence of EMD is not required.  The borrower has sufficient additional funds for CTC and reserves.  Condition cleared.

110858007	$656,000	NJ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in the loan file.		01/13/14: CDA provided reflecting a value of $820,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110863299	$544,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	Initial TIL in file is dated 11/07/2014 and the original application date is 10/31/2014.
12/24/2014 Audit has further reviewed and determined that per initial application pg 581 was a Face to Face Interview and was executed by the borrower on 11/4/2014.   Also note that the purchase agreement pg 23 is also executed by the borrower on 11/4/14.   Disclosures were properly disclosed - condition cleared.

110863299	$544,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	Servicing Disclosure Statement in file is dated 11/07/2014 and the original application date is 10/31/2014.
12/24/2014 Audit has further reviewed and determined that per initial application pg 581 was a Face to Face Interview and was executed by the borrower on 11/4/2014.   Also note that the purchase agreement pg 23 is also executed by the borrower on 11/4/14.   Disclosures were properly disclosed - condition cleared.

110863299	$544,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Special Information Booklet not provided within 3 business days of application date.	RESPA	Special Information Booklet in file is not dated but it appears to have been sent out 11/07/2014 and the original application date is 10/31/2014.
12/24/2014 Audit has further reviewed and determined that per initial application pg 581 was a Face to Face Interview and was executed by the borrower on 11/4/2014.   Also note that the purchase agreement pg 23 is also executed by the borrower on 11/4/14.   Disclosures were properly disclosed - condition cleared.

110863299	$544,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing sufficient evidence of “changed circumstance” to support new GFE”	RESPA
There are 6 Good Faith Estimates in file. The 1st GFE dated 11/07/2014 reflects the adjusted origination charge as $1,439.00 and the other GFE dated 11/07/2014 reflects the adjusted origination charge as $2,917.00.  The file does not contain Change of Circumstance form for this change.

12/24/14: Preliminary GFE generated on 11/7/14 was not locked. Follow up GFE on same date was provided to borrower reflecting a locked rate. Change is circumstance identified as lock in rate resulting in adjustment of fees. Condition cleared.

110863299	$544,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Federal High-Cost	HUD Homeownership Counseling Disclosure in file is dated 11/07/2014 and the original application date is 10/31/2014.
12/24/2014 Audit has further reviewed and determined that per initial application pg 581 was a Face to Face Interview and was executed by the borrower on 11/4/2014.   Also note that the purchase agreement pg 23 is also executed by the borrower on 11/4/14.   Disclosures were properly disclosed - condition cleared.

110863299	$544,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Good Faith Estimate not provided within 3 business days of application date.	RESPA	Good Faith Estimate in file is dated 11/07/2014 and the original application date is 10/31/2014.
12/24/2014 Audit has further reviewed and determined that per initial application pg 581 was a Face to Face Interview and was executed by the borrower on 11/4/2014.   Also note that the purchase agreement pg 23 is also executed by the borrower on 11/4/14.   Disclosures were properly disclosed - condition cleared.

110863299	$544,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	The Affiliated Business Disclosure in file is dated 11/07/2014 and the original application date is 10/31/2014.
12/24/2014 Audit has further reviewed and determined that per initial application pg 581 was a Face to Face Interview and was executed by the borrower on 11/4/2014.   Also note that the purchase agreement pg 23 is also executed by the borrower on 11/4/14.   Disclosures were properly disclosed - condition cleared.

110863299	$544,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not executed	RESPA	Affiliated Business disclosure provided was not executed.		12/24/2014 Executed Affiliated Business Disclosure provided. Condition cleared.
110863299	$544,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Federal Consumer Protection	Appraisal disclosure in file is dated 11/07/2014 and the original application date is 10/31/2014.
12/24/2014 Audit has further reviewed and determined that per initial application pg 581 was a Face to Face Interview and was executed by the borrower on 11/4/2014.   Also note that the purchase agreement pg 23 is also executed by the borrower on 11/4/14.   Disclosures were properly disclosed - condition cleared.

110863299	$544,000	AZ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	CDA report not provided in file.		12/26/14: CDA provided reflecting a value of $670,000 or -1.5% variance. Variance within tolerance. Condition cleared.
300000276	$480,000	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing HUD from sale of other property owned	Terms/Guidelines	Please provide final HUD-1 from sale of departure residence.		1/15/2015: Equity statement provided to indicated borrower received net equity of $95,520 on 12/16/2014 for property, per lender's guidelines an equity statement is acceptable. Condition cleared.			DTI is lower than guideline maximum 22.62% DTI ; FICO is higher than guideline minimum 781 FICO ; Years in Field 24 years in field ;
300000276	$480,000	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines
Guidelines require the most recent 2 month's statements must be obtained. Please provide  asset #2, as listed on the Final loan application, statement from period 09/04/2014 to period ending 10/03/2014. These funds are needed for liquid cash to close.
																	1/15/2015: Asset #2 statement indicates transactions for the last 60 days from 10/3 thru 12/02/2014. Condition cleared.			DTI is lower than guideline maximum 22.62% DTI ; FICO is higher than guideline minimum 781 FICO ; Years in Field 24 years in field ;
300000276	$480,000	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment	Guidelines require paystubs must include a minimum of 30 days of year-to-date earnings. Please provide paystub period 11/16/2014 to 11/30/2014.
01/16/2016: Received Lender rebuttal and copy of guidelines, which confirms on a recent paystub with more than a 30 day history is required. Paystubs submitted at time of review met requirements.  Condition cleared.
 1/15/2015: Paystubs provided in file are not consecutive as they are dated 11/1 thru 11/15 and 12/1 thru 12/15.  The Third Party Employment Provider indicated current as of 11/14/2014.  An additional consecutive paystub is required to verify 30 days of YTD earnings per lender guidelines. Condition remains.
																				DTI is lower than guideline maximum 22.62% DTI ; FICO is higher than guideline minimum 781 FICO ; Years in Field 24 years in field ;
300000276	$480,000	TX	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided		1/15/2015: A CDA report was provided with a reconciled value of $610,000 and at 0% variance. Condition cleared.			DTI is lower than guideline maximum 22.62% DTI ; FICO is higher than guideline minimum 781 FICO ; Years in Field 24 years in field ;
300001579	$539,960	NC	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Third Party Fraud Tool (Report)	Legal Documents	Third Party Fraud Tool Report was not provided in file.	01/27/2015: find uploaded the 3rd party fraud report	01/27/2015: Audit review of Fraud report documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 23.03% DTI; FICO is higher than guideline minimum 771 FICO ; Reserves are higher than guideline minimum 150 months of reserves;
300001579	$539,960	NC	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing HUD from sale of other property owned	Terms/Guidelines	Provide executed HUD-1 from sale of departing residence.	01/27/2015: The loan file is documented with the equity statement and evidence of wire information for the departing property. per lender guidelines the equity statement is acceptable	01/27/2015: Audit review of the equity statement and evidence of wire information for the departing property from Buyer submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 23.03% DTI; FICO is higher than guideline minimum 771 FICO ; Reserves are higher than guideline minimum 150 months of reserves;
300001579	$539,960	NC	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Certificate of Occupancy	Legal Documents	Missing Certificate of Occupancy.	01/27/2015: please find uploaded the certificate of occupancy	01/27/2015: Audit review of Certificate of Occupancy documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 23.03% DTI; FICO is higher than guideline minimum 771 FICO ; Reserves are higher than guideline minimum 150 months of reserves;
300001579	$539,960	NC	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines	Provide source of funds from $132,975.91 incoming wire transfer into asset #3 as listed on Final loan application dated 01/14/2015, on 12/19/14.	01/27/2015: the $132,975.91 is the net equity paid by the relocation company for the departure property	01/27/2015: Audit review of the equity statement and evidence of wire information for the departing property reflects $132,975.91 net seller's equity, is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 23.03% DTI; FICO is higher than guideline minimum 771 FICO ; Reserves are higher than guideline minimum 150 months of reserves;
300001579	$539,960	NC	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in file.		1.27.15 CDA provided reflecting value of $695,000 or 0% variance.			DTI is lower than guideline maximum 23.03% DTI; FICO is higher than guideline minimum 771 FICO ; Reserves are higher than guideline minimum 150 months of reserves;
300002669	$448,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	The Lender's approval required a final HUD-1 from the second lien for $28,000. Please provide HUD-1 for second lien.		02/20/2015: 2nd Lien Credit Agreement and Disclosure provided. Condition cleared.			CLTV is lower than guideline maximum 85% CLTV; DTI is lower than guideline maximum 34.36% DTI; FICO is higher than guideline minimum 715 FICO;
300002669	$448,000	PA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA
Final, certified HUD-1 not provided in file.  The HUD-1 provided does not include a complete breakdown of the fees in section 1100.  Unable to complete compliance review.  Additional conditions may apply.

02/23/2015: HUD1 Addendum provided breaking down the fees totaling $3,235 in line 1101.  Condition cleared. 02/20/2015: Lender provided HUD1 and Addendum to the 2nd lien and not the 1st lien.  Missing HUD1 addendum to the 1st lien for line 1101 totaling $3,235. Condition remains.   02/20/2015: Lender provided Final HUD1 located in the loan file; however, we are still missing the addendum breaking down the fees totaled in line 1101. Condition remains.
																				CLTV is lower than guideline maximum 85% CLTV; DTI is lower than guideline maximum 34.36% DTI; FICO is higher than guideline minimum 715 FICO;
300002669	$448,000	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		02/20/15: CDA provided reflecting a value of $560,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			CLTV is lower than guideline maximum 85% CLTV; DTI is lower than guideline maximum 34.36% DTI; FICO is higher than guideline minimum 715 FICO;
300005041	$650,000	MA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	The Servicing Disclosure statement in the file is dated 12/30/2014 and the original application date is 12/23/2014.
2/26/2015:.  The preliminary disclosures dated 12/26/2014 do not reflect a property address – it was determined these are pre-disclosures as although the 1003 application is dated 12/23/2014, it was determined the application date is 12/30/2014 as the Purchase Contract was on signed on 12/29/2014.  Condition cleared.

300005041	$650,000	MA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Federal Consumer Protection	FACTA notice not provided in file		2/26/2015: The FACTA Notice was provided. Condition cleared.
300005041	$650,000	MA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Good Faith Estimate not provided within 3 business days of application date.	RESPA	The Good Faith Estimate in the file is dated 12/30/2014 and the original application date is 12/23/2014.
2/26/2015:.  The preliminary disclosures dated 12/26/2014 do not reflect a property address – it was determined these are pre-disclosures as although the 1003 application is dated 12/23/2014, it was determined the application date is 12/30/2014 as the Purchase Contract was on signed on 12/29/2014.  Condition cleared.

300005041	$650,000	MA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	The Affiliated business disclosure in the file is dated 12/30/2014 and the original application date is 12/23/2014.
2/26/2015:.  The preliminary disclosures dated 12/26/2014 do not reflect a property address – it was determined these are pre-disclosures as although the 1003 application is dated 12/23/2014, it was determined the application date is 12/30/2014 as the Purchase Contract was on signed on 12/29/2014.  Condition cleared.

300005041	$650,000	MA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	The initial TIL in the file is dated 12/30/2014 and the original application date is 12/23/2014.
2/26/2015:.  The preliminary disclosures dated 12/26/2014 do not reflect a property address – it was determined these are pre-disclosures as although the 1003 application is dated 12/23/2014, it was determined the application date is 12/30/2014 as the Purchase Contract was on signed on 12/29/2014.  Condition cleared.

300005041	$650,000	MA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Federal High-Cost	The HUD Homeownership Counseling disclosure in the file is dated 12/30/2014 and the original application date is 12/23/2014.
2/26/2015:.  The preliminary disclosures dated 12/26/2014 do not reflect a property address – it was determined these are pre-disclosures as although the 1003 application is dated 12/23/2014, it was determined the application date is 12/30/2014 as the Purchase Contract was on signed on 12/29/2014.  Condition cleared.

300005041	$650,000	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		2/26/2015: A CDA Report with a reconciled value of $1,200,000 at 0% variance was provided. Condition cleared.
300005146	$627,200	PA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	Final, certified HUD-1 not provided in file. Unable to complete compliance review, additional conditions may apply
02/24/2015: Audit reviewed the Final HUD1 provided executed by the settlement agent and borrower's.  Compliance tests pass.  Condition cleared. 02/24/2015: HUD1 provided missing page 2.  Please provided page 2.  Condition remains.
																				DTI is lower than guideline maximum 24.55% DTI; FICO is higher than guideline minimum 763 FICO; Reserves are higher than guideline minimum $148,666 excess reserves verified;
300005146	$627,200	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		02/24/15: CDA provided reflecting a value of $800,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 24.55% DTI; FICO is higher than guideline minimum 763 FICO; Reserves are higher than guideline minimum $148,666 excess reserves verified;
300005146	$627,200	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	302 - Appraisal - Other	Property	The appraisal provided has an incorrect sales price of $799,900. Please provided corrected appraisal reflecting a sales price of $784,000	02/24/2015: The actual purchase price is reflected on the addendum... final agreed price could have changed after the appraiser obtained a copy of the purchase contract...
02/24/2015: Audit reviewed the lender rebuttal and has determined that since a purchase contract with all addendum showing the lower purchase price was provided, then the appraisal would not need to be updated.  Condition cleared.
																				DTI is lower than guideline maximum 24.55% DTI; FICO is higher than guideline minimum 763 FICO; Reserves are higher than guideline minimum $148,666 excess reserves verified;
300005144	$759,000	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing 1008 or Underwriter Approval	Legal Documents	1008 not provided in file.		02/19/2015: Received 1008. Condition cleared.
Reserves are higher than guideline minimum 47.26 months reserves > 6 months minimum required reserves; FICO is higher than guideline minimum 782 FICO > 680 minimum allowed FICO; DTI is lower than guideline maximum 37.34% DTI < 43% maximum allowed DTI;

300005144	$759,000	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Third Party Fraud Tool (Report)	Legal Documents	Third Party Fraud Report in file is only page 1. Missing all other pages.		02/20/2015: Third party fraud tool provided. Condition cleared.
Reserves are higher than guideline minimum 47.26 months reserves > 6 months minimum required reserves; FICO is higher than guideline minimum 782 FICO > 680 minimum allowed FICO; DTI is lower than guideline maximum 37.34% DTI < 43% maximum allowed DTI;

300005144	$759,000	TX	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	CDA Report not provided in file		02/20/15: CDA provided reflecting a value of $967,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum 47.26 months reserves > 6 months minimum required reserves; FICO is higher than guideline minimum 782 FICO > 680 minimum allowed FICO; DTI is lower than guideline maximum 37.34% DTI < 43% maximum allowed DTI;

300005582	$590,000	IL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		03/05/15: CDA provided reflecting a value of $740,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300005456	$444,000	OR	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing hazard insurance declaration	Terms/Guidelines	The hazard insurance declaration page was not provided.		2/26/2015: Hazard insurance dec page provided to indicate coverage is current and sufficient for subject. Condition cleared.
Reserves are higher than guideline minimum 10.40 months reserves > 6 months minimum required reserves; FICO is higher than guideline minimum 755 FICO > 680 minimum required FICO; DTI is lower than guideline maximum 27.00% DTI < 43% maximum allowed DTI;

300005456	$444,000	OR	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		2/26/2015: A CDA Report with a reconciled value of $556,000 at 0% variance was provided. Condition cleared.
Reserves are higher than guideline minimum 10.40 months reserves > 6 months minimum required reserves; FICO is higher than guideline minimum 755 FICO > 680 minimum required FICO; DTI is lower than guideline maximum 27.00% DTI < 43% maximum allowed DTI;

300005581	$483,675	OR	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		2/17/2015: A CDA Report with a reconciled value of $645,000 at 0% variance was provided. Condition cleared.			CLTV is lower than guideline maximum 75% CLTV; DTI is lower than guideline maximum 24.26% DTI; FICO is higher than guideline minimum 808 FICO;
300009153	$508,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing 1008 or Underwriter Approval	Legal Documents	The file is missing the 1008. Additional conditions may apply.	06/03/2015: 1008	06/03/2015: Audit review of Conventional Underwriting Worksheet reflects all pertinent information, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 32.05% compared to 43%; FICO is higher than guideline minimum 791 compared to 680.; Years in Field 28 years;
300009153	$508,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	The file is missing the final HUD-1 unable to complete compliance review. Additional conditions may apply.	06/05/2015: Final HUD1	06/05/2015: Audit review of Final HUD-1 documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 32.05% compared to 43%; FICO is higher than guideline minimum 791 compared to 680.; Years in Field 28 years;
300009153	$508,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA
Estimated required third party fees on GFE are not within 10% of actual HUD charges.  The GFE reflects third party fees as $5,209.73 vs. actual fees of $6,096.98 charged on the HUD-1.  The amount of restitution is $366.28.  There is no evidence of GFE restitution in file.

06/08/2015: Please provide additional details regarding suspense. Also find attached documented COC/GFE Review. the only underdisclosed fees are the title and as they have correctly said the title is third party, non-affiliated borrower selected so aren’t in the 10%. No refund owed.

6/8/15 Audit has reviewed the lenders affiliated businesses and service providers and did not find the closing agent listed on either document. The title company fees can be removed from the GFE fees that can not increase more than 10% and the GFE vs. HUD-1 fees are within the 10% tolerance. Condition cleared.
																				DTI is lower than guideline maximum 32.05% compared to 43%; FICO is higher than guideline minimum 791 compared to 680.; Years in Field 28 years;
300009153	$508,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report is missing from the file.	06/03/2015: CDA	06/03/2015: A CDA report reflecting a value of $635,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 32.05% compared to 43%; FICO is higher than guideline minimum 791 compared to 680.; Years in Field 28 years;
300006245	$641,200	VA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Rate Lock Agreement	General Compliance	Rate lock agreement not provided in file.		03/02/2015: Rate lock agreement provided. Condition cleared.
300006245	$641,200	VA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final TIL	TILA	Final TIL not provided in file. Unable to complete compliance review, additional conditions may apply.		03/02/2015: Final TIL provided and compliance tests pass. Condition cleared.
300006245	$641,200	VA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		03/02/15: CDA provided reflecting a value of $841,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300006244	$467,200	CT	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	03/26/2015: CDA	03/26/2015: A CDA report reflecting a value of $585,000 which is a -1.7% variance. Variance within acceptable tolerance. Condition Cleared.
300007023	$575,920	SC	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing hazard insurance declaration	Terms/Guidelines	Provide the subject property hazard insurance declaration page.		3.17.15 Hazard insurance declaration page provided reflecting a premium of $1,163 and an expiration date of 2/27/16. Condition cleared.			DTI is lower than guideline maximum 38.35% DTI; FICO is higher than guideline minimum 788 Credit Score; Reserves are higher than guideline minimum $327,800 excess verified reserves.;
300007023	$575,920	SC	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Initial Escrow Account Disclosure	General Compliance	The Initial Escrow Account Disclosure was not provided.		3.17.15 Initial escrow account disclosure provided dated 2.27.15 and adheres to escrows collected on final HUD1. Condition cleared.			DTI is lower than guideline maximum 38.35% DTI; FICO is higher than guideline minimum 788 Credit Score; Reserves are higher than guideline minimum $327,800 excess verified reserves.;
300007023	$575,920	SC	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing copy of Recorded Mortgage/Deed of Trust for subject loan	Legal Documents	Provide evidence that the mortgage was required to be sent for recording.		3.17.15 Settlement agent certification received stating documents have been sent to Clerk/Register for recording on 2.17.15. Condition cleared.			DTI is lower than guideline maximum 38.35% DTI; FICO is higher than guideline minimum 788 Credit Score; Reserves are higher than guideline minimum $327,800 excess verified reserves.;
300007023	$575,920	SC	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment	Lender guidelines require a verbal verification of employment to be completed within 10 days of the note date. Please provide a VVOE within 10 days of 02/27/2015 for Borrower.		03/18/2015: WVOE was pulled on 02/18/2015 which was within 10 days of the note date. Condition cleared.			DTI is lower than guideline maximum 38.35% DTI; FICO is higher than guideline minimum 788 Credit Score; Reserves are higher than guideline minimum $327,800 excess verified reserves.;
300007023	$575,920	SC	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in file.		03/18/15: CDA provided reflecting a value of $720,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 38.35% DTI; FICO is higher than guideline minimum 788 Credit Score; Reserves are higher than guideline minimum $327,800 excess verified reserves.;
300007329	$550,000	GA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Missing Third Party Fraud Tool (Report)	Legal Documents	A Fraud report was not provided in the file.	04/10/2015: 3rd party Fraud Report	04/10/2015: Fraud tool provided dated 04/08/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.			FICO is higher than guideline minimum 799 Credit Score; Reserves are higher than guideline minimum $1,970,938 Excess Verified Reserves; Years on Job 14.85 Years On Job;
300007329	$550,000	GA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																04/06/2015: Signed Instruction from Closing Agent	04/06/2015: Audit review of signed instruction from Closing Agent reflects commitment to record the mortgage, documentation submitted is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum 799 Credit Score; Reserves are higher than guideline minimum $1,970,938 Excess Verified Reserves; Years on Job 14.85 Years On Job;
300007329	$550,000	GA	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	Affiliated Business Disclosure not executed	RESPA	The Affiliated Business Disclosure in the file is not signed by the borrowers.	04/13/2015: Please find uploaded the executed Affliliated Business Disclosure
04/13/2015: Audit review of Affiliated Business Disclosure provided was signed and dated on 04/09/2015, therefore it was post-close 03/16/2015.  Post-close signed ABA does not affect the overall ability to repay the subject loan.  Loan will be graded a B.
																				FICO is higher than guideline minimum 799 Credit Score; Reserves are higher than guideline minimum $1,970,938 Excess Verified Reserves; Years on Job 14.85 Years On Job;
300007329	$550,000	GA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in the file.	04/06/2015: CDA	04/06/2015: A CDA report reflecting a value of $695,000 which is a 0% variance was provided. Condition Cleared.			FICO is higher than guideline minimum 799 Credit Score; Reserves are higher than guideline minimum $1,970,938 Excess Verified Reserves; Years on Job 14.85 Years On Job;
300007344	$600,000	RI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing K-1	Income/Employment	Missing K1 for business listed on 1040 schedule E.		04/20/2015: 2012 and 2013 K-1s provided for business listed on 1040 schedule E to indicate no income loss and borrower's ownership of < 25% . Condition cleared.			FICO is higher than guideline minimum 768 Credit Score; Reserves are higher than guideline minimum $113,710 Excess Verified Reserves; DTI is lower than guideline maximum 34.50% DTI;
300007344	$600,000	RI	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		04/20/2015: Appraisal Field Review Report dated 03/23/2015 supports the appraised value of $750,000. Condition cleared.			FICO is higher than guideline minimum 768 Credit Score; Reserves are higher than guideline minimum $113,710 Excess Verified Reserves; DTI is lower than guideline maximum 34.50% DTI;
300007736	$560,000	MO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing copy of title	Title
Missing copy of the title for $612,000.00.  (Title in file does not reflect the amount of the insurance. Guidelines require that initial title report correctly reflects the information that will ultimately be on the title policy.)
																04/23/2015: Title commitment lists the policy amount as $560,000 for subject	04/23/2015: Audit review of signed Title Commitment reflecting correct loan amount documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 25.82% compared to 43%.; FICO is higher than guideline minimum 782 oompared to 680.; Reserves are higher than guideline minimum 43 months compared to 6. ;
300007736	$560,000	MO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing 1008 or Underwriter Approval	Legal Documents	File is missing the 1008 or underwriter approval. Additional conditions may apply.	04/23/2015: Final uploaded the 1008 underwriting transmittal and underwriting approval	04/23/2015: Audit review of 1008 underwriting transmittal and underwriting approval documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 25.82% compared to 43%.; FICO is higher than guideline minimum 782 oompared to 680.; Reserves are higher than guideline minimum 43 months compared to 6. ;
300007736	$560,000	MO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing hazard insurance declaration	Terms/Guidelines	Missing Homeowners insurance policy declaration for the subject property. Additional conditions may apply.	04/23/2015: find uploaded evidence of HOI coverage	04/23/2015: Audit review of Homeowners insurance policy declaration reflects adequate dwelling coverage and includes policy premium, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 25.82% compared to 43%.; FICO is higher than guideline minimum 782 oompared to 680.; Reserves are higher than guideline minimum 43 months compared to 6. ;
300007736	$560,000	MO	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was missing from the loan file.	04/23/2015: CDA	04/23/2015: A CDA report reflecting a value of $700,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 25.82% compared to 43%.; FICO is higher than guideline minimum 782 oompared to 680.; Reserves are higher than guideline minimum 43 months compared to 6. ;
300035173	$497,708	IL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment	Signed 2014 tax return not provided in file
08/10/2015: Despite the fact that failed to obtain a signed 2014 1040. Lender did obtain an 2014 IRS Transcript. This proved the borrower did indeed filed the 2014 tax return?
 07/31/2015: Please refer to page 3 and page 6. No affiliated were used in this file.

08/10/2015: Audit review of 2014 Tax Transcripts submitted, dated 03/27/2015, are deemed acceptable. Tax transcript obtained directly from the IRS may be used in lieu of signed tax returns in order for the loan to be classified as a Qualified Mortgage. Condition cleared.
 07/31/2015: Audit review of documentation submitted is for the incorrect borrower and incorrect exception. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 86.6 months reserves;

300035173	$497,708	IL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Missing Third Party Fraud Tool Supporting Documentation	Terms/Guidelines	Variances on third party fraud report not addressed in file	07/29/2015: Per the scoring history on the Fraud report website, the address and phone number was updated for both borrowers employer and was the cause of the alerts	07/29/2015: Fraud tool provided dated 07/01/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 86.6 months reserves;

300035173	$497,708	IL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	07/28/2015: CDA	07/28/2015: A CDA report reflecting a value of $625,000 which is a 0% variance was provided. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 86.6 months reserves;

300008675	$532,125	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Sale contract includes pool table and pool sticks. Please provide value of furnishing letter, additional conditions may apply.	05/28/2015: Contract Addendum to remove pool table and pool sticks.
05/28/2015: Audit review of Contract Addendum to remove pool table and pool sticks was electronically signed by both parties and dated 04/06/2015.  Documentation submitted is deemed acceptable. Condition cleared.
																				CLTV is lower than guideline maximum 75% CLTV; FICO is higher than guideline minimum 783 FICO; Reserves are higher than guideline minimum $235,620 excess verified reserves;
300008675	$532,125	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Purchase contract addendum	Legal Documents	Sales price on final HUD-1 is $709,500. Please provide addendum to contract lowering the sale price to $709,500.	05/28/2015: Contract addendum to reduce the original agreed price by $500.
05/28/2015: Audit review of Contract Addendum to reduce the original agreed price by $500 was electronically signed by both parties and dated 03/31/2015.  Documentation submitted is deemed acceptable. Condition cleared.
																				CLTV is lower than guideline maximum 75% CLTV; FICO is higher than guideline minimum 783 FICO; Reserves are higher than guideline minimum $235,620 excess verified reserves;
300008675	$532,125	CO	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	05/28/2015: CDA	05/28/2015: A CDA report reflecting a value of $716,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 75% CLTV; FICO is higher than guideline minimum 783 FICO; Reserves are higher than guideline minimum $235,620 excess verified reserves;
300008675	$532,125	CO	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	573 - Certification of completion (442) missing	Value	Appraisal was completed subject to completion. Certificate of completion not provided in file.	6/1/15 Please find updated appraisal reflecting "AS IS"	6/1/15 The lender provided a revised appraisal with an "As Is" value. Condition cleared.			CLTV is lower than guideline maximum 75% CLTV; FICO is higher than guideline minimum 783 FICO; Reserves are higher than guideline minimum $235,620 excess verified reserves;
300008777	$592,000	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing 1008 or Underwriter Approval	Legal Documents	Please provide a 1008	05/04/2015: Find uploaded 1008 underwriting transmittal and approval	05/04/2015: Audit review of 1008 underwriting transmittal and approval documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 29.11% DTI; FICO is higher than guideline minimum 742 credit score; CLTV is lower than guideline maximum 80% CLTV;
300008777	$592,000	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TIL Interest Rate and Payment Summary is inaccurate	TILA
The escrow payment amount on the final TIL only includes the property tax escrow payment. The loan is escrowed for taxes and insurance. The Final TIL escrow payment needs to reflect the total monthly escrow payment amount.
																05/14/2015: Please find uploaded final signed TIL with payment including both taxes and insurance
05/14/2015: Audit review of corrected Final TIL dated 05/07/2015 documentation submitted is deemed acceptable. Taxes and Insurance were reflected on corrected HUD, cured post closing. Loan will be rated a Fitch 'B'. Condition cleared.
																				DTI is lower than guideline maximum 29.11% DTI; FICO is higher than guideline minimum 742 credit score; CLTV is lower than guideline maximum 80% CLTV;
300008777	$592,000	NJ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.	05/04/2015: CDA	05/04/2015: A CDA report reflecting a value of $760,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 29.11% DTI; FICO is higher than guideline minimum 742 credit score; CLTV is lower than guideline maximum 80% CLTV;
300010221	$547,600	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.	05/08/2015: CDA	05/08/2015: A CDA report reflecting a value of $685,000 which is a 0% variance was provided. Condition Cleared.
300040490	$1,360,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Document Error	Legal Documents	Page 4 of the mortgage document is missing the Parcel ID Number.
08/04/2015: Reviewer's original exception stated "Page 4 of the mortgage document is missing the Parcel ID Number". Lender's  rebuttal stated that the parcel ID is at the bottom of page 4. What happened to the mortgage Doc the reviewer initially examine?
 08/04/2015: The parcel ID is located at the bottom of page 4. APN: XXXXXXX

08/04/2015: Audit review of recorded Mortgage included the legal description with the APN, the mortgage provided in the loan file did not.  Documentation submitted is deemed acceptable. Condition cleared.
 08/04/2015: Audit has re-analyzed the loan documents, page 4 of the mortgage within the loan file does not included the Parcel ID number. No attachments were provided. Condition remains.

Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 24.4 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with 780 FICO.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.61%;

300040490	$1,360,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not executed	RESPA	Provide an executed copy of the Affiliated Business Disclosure.	08/11/2015: executed ABA	08/11/2015: Audit review of signed Affiliated Business Disclosure documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 24.4 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with 780 FICO.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.61%;

300040490	$1,360,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		08/03/15: Field Review provided reflecting a value of $1,555,000 which is a -8.5% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 24.4 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with 780 FICO.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.61%;

300011826	$950,000	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment	2013 and 2014 1040's reflect wages/salary income. The file does not contain W-2's for the borrower and co borrower. Additional conditions may apply.	06/12/2015: Lender qualified the borrowers based solely on their self employed income. Please refer to the attached refereced to the income analysis.
06/12/2015: Audit has re-analyzed the loan documents and has determined that when wage earner income is not utilized to qualify the borrower, then the W2 would not technically be required. Condition cleared.
																				LTV is lower than guideline maximum 76% compared to 80%; DTI is lower than guideline maximum 33.38% compared to 43%; Years in Field 5 years. 15 Co borrower. ;
300011826	$950,000	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Balance Sheet	Income/Employment
Missing 2014 Balance Sheet for the borrower's and co-borrower's schedule C businesses. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.

06/12/2015: The full file upload provides evidence of the YTD balance sheet "2015".as per Appendix Q requirement for YTD balance sheet. Please provide additional details regarding why 2014 YTD is requested.
																	06/12/2015: Audit review of YTD Balance sheet (as of 3/31/2015) dated 04/24/2015 documentation submitted is deemed acceptable. Condition cleared.			LTV is lower than guideline maximum 76% compared to 80%; DTI is lower than guideline maximum 33.38% compared to 43%; Years in Field 5 years. 15 Co borrower. ;
300011826	$950,000	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing YTD Profit & Loss	Income/Employment
Missing YTD P&L for the borrower's and co-borrower's schedule C businesses. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.

06/12/2015: The full file upload provides evidence of the YTD P&L statement prepared by the CPA and initialed by borrower's. Please provide additional details regarding why this document is not sufficient to cure the suspense
																	06/12/2015: Audit review of YTD Profit and Loss (01/01/2015 - 3/31/2015) dated 04/24/2015 documentation submitted is deemed acceptable. Condition cleared.			LTV is lower than guideline maximum 76% compared to 80%; DTI is lower than guideline maximum 33.38% compared to 43%; Years in Field 5 years. 15 Co borrower. ;
300011826	$950,000	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing LOE	Terms/Guidelines	File is missing an LOE from the CPA for the use of business funds will not have an adverse affect on the business. Additional conditions may apply.	06/12/2015: Please find attached CPA letter advising that the subject loan relocation would not have an affect on the business	06/12/2015: Audit review of CPA letter documentation submitted is deemed acceptable. Condition cleared.			LTV is lower than guideline maximum 76% compared to 80%; DTI is lower than guideline maximum 33.38% compared to 43%; Years in Field 5 years. 15 Co borrower. ;
300011826	$950,000	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Servicing Disclosure Statement	General Compliance	The servicing disclosure is missing from the file. Additional conditions may apply.	06/12/2015: Please find uploaded the servicing disclosure statement	06/12/2015: Audit review of The Servicing Disclosure, dated 04/03/2015, is within three days of application date of 4/01/2015. Documentation submitted is deemed acceptable, condition cleared.			LTV is lower than guideline maximum 76% compared to 80%; DTI is lower than guideline maximum 33.38% compared to 43%; Years in Field 5 years. 15 Co borrower. ;
300011826	$950,000	CO	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.	06/11/2015: CDA	06/11/2015: A CDA report reflecting a value of $1,250,000 which is a 0% variance was provided. Condition Cleared.			LTV is lower than guideline maximum 76% compared to 80%; DTI is lower than guideline maximum 33.38% compared to 43%; Years in Field 5 years. 15 Co borrower. ;
300012810	$505,750	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Evidence of HOA Fees	Terms/Guidelines	Missing evidence of HOA dues for borrower's property listed on the final application dated 05/11/2015.	05/22/2015: attached please find copy of receipt borrower paid to the property management company to the property owned in FL.
05/22/2015: Audit review of HOA documentation submitted is deemed acceptable. Condition cleared.
 05/22/2015: Audit review of documentation submitted only reflects a dollar amount ($550.29), provided documentation that includes HOA name and property address that the dollar amount pertains to. Documentation is deemed unacceptable. Condition remains.
																				DTI is lower than guideline maximum 36.64% DTI; Reserves are higher than guideline minimum $72,788 excess verified reserves; Years on Job 20 years on job;
300012810	$505,750	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing copy of title	Title	Preliminary title commitment not provided in file	05/22/2015: title commitment	05/22/2015: Audit review of title commitment documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 36.64% DTI; Reserves are higher than guideline minimum $72,788 excess verified reserves; Years on Job 20 years on job;
300012810	$505,750	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing VOR	Terms/Guidelines	Lender's guidelines dated 03/31/2014 require a minimum of 12 months verification of housing history. Borrower has been renting current residence for 10 months. VOR not provided in file.	05/22/2015: housing payments	05/22/2015: Audit review of Supplemental Credit Report dated 05/05/2015 reflects rental history from 06/04/2014 through 05/31/2015, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 36.64% DTI; Reserves are higher than guideline minimum $72,788 excess verified reserves; Years on Job 20 years on job;
300012810	$505,750	TX	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Rate Lock Agreement	General Compliance	Rate lock-in agreement not provided in file	05/22/2015: Rate Lock Agreement	05/22/2015: Audit review of Rate Lock Agreement reflects lock date of 04/06/2015, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 36.64% DTI; Reserves are higher than guideline minimum $72,788 excess verified reserves; Years on Job 20 years on job;
300012810	$505,750	TX	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file	5/26/15: The CDA matches the address and legal description of the appraisal. The legal description on the CDA states Unit E as does the appraisal. 05/22/2015: CDA
5/26/15: Audit has reviewed Lenders rebuttal and concurs that the legal description confirms that the CDA is for the Unit #, no further documentation required.   Condition Cleared.  05/22/2015: A CDA report provided reflects the address without the Unit number, however the Note includes a Unit# within the subject address.  Condition remains.
																				DTI is lower than guideline maximum 36.64% DTI; Reserves are higher than guideline minimum $72,788 excess verified reserves; Years on Job 20 years on job;
300011970	$524,000	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Insufficient credit history	Terms/Guidelines
Borrower does not meet the minimum tradeline requirements, he has no open tradelines. Per guidelines: Each borrower’s credit profile must include a minimum of 2 open trade lines that have a 24 month history. Both of the trade lines must have had activity in the past 6 months.  OR Borrower’s failing to meet the 2 trade lines criteria but have a minimum of 1 open trade line with 12 months or more reporting history, can be considered without exception if the following requirements are met:
• 8 or more trade lines reported with at least one being a mortgage trade line
• Minimum 7 years of established credit history (a borrower not using income to qualify and showing $0 earned or is not employed does not need to meet the minimum trade line requirements)
OR
• 6 months additional reserves and meets one of the following requirements:
 DTI < 35%, LTV < 65% or FICO > 740.
																05/06/2015: Borrowers met min credit tradelines requirements
05/07/2015: Audit has re-analyzed the loan documents and determined based on guidelines that the borrower has 12 months reserves (6 plus 6) and low FICO, and therefore meets minimum credit tradelines requirements.  Condition cleared.
																				DTI is lower than guideline maximum 25.77% DTI; FICO is higher than guideline minimum 766 credit score; Reserves are higher than guideline minimum $76087 excess verified reserves;
300011970	$524,000	TX	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.	05/06/2015: CDA	05/06/2015: A CDA report reflecting a value of $660,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 25.77% DTI; FICO is higher than guideline minimum 766 credit score; Reserves are higher than guideline minimum $76087 excess verified reserves;
300013582	$544,000	MO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment
Missing verbal verification of employment for previous employment.  Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months.  Gap letter provided in file.

07/15/2015: In lieu of 2 years of VVOE to verify no gap of employment per Appendix Q. The borrower admitted during the underwriting that a gap of 30+days between current and prior employment in attached letter. A corrected Final 1003 matching a gap in employment also attached. The 2014 W2 indicating that borrower was indeed employed by the stated prior employer(Tier One OSS) during 2014 plus that self-letter of explanation of 30+days of gap in employment; the combined documents should satisfy the Appendix Q requirement.
 06/22/2015: In reviewing Appendix Q Analysing a consumer's employment record there is no requirement for a verbal verification of previous employment. The requirement is the when analyzing a consumer's employment, creditors must examine the consumer's past employment record. In this case the lender has examine the previous employment via W2s , transcripts and employment information provided on the signed application where the consumer's acknowledged the information provided is both true and correct. The requirement under analyzing employment also states to examine employer's confirmation of current , ongoing employment which the lender has done with written verifications

07/15/2015: Audit review of LOE attesting the 2 month gap is signed, and dated 05/20/2015. Documentation submitted is deemed acceptable. Condition cleared.
 06/22/2015: Audit reviewed the lender rebuttal and has determined that verification for 2 year employment history is required to verify the borrower has no gaps > 30 days when they switched employers and if there were gaps, an explanation would be required. Last paystub from prior employment reflects hire date as 04/01/2013 and pay stub is through 12/31/2014. Provided VVOE for prior employment prior to closing to meet QM requirements. Condition remains.
																				DTI is lower than guideline maximum 39.07% DTI; FICO is higher than guideline minimum 747 FICO; Reserves are higher than guideline minimum $70,965 excess verified reserves;
300013582	$544,000	MO	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA not provided in file		06/17/2015: CDA provided reflecting a value of $690,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 39.07% DTI; FICO is higher than guideline minimum 747 FICO; Reserves are higher than guideline minimum $70,965 excess verified reserves;
300023532	$534,800	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment	2014 & 2013 W-2s from prior employer not provided.	07/15/2015: 2013 & 2014 W2s	07/15/2015: Audit review of 2014 & 2013 W-2s from prior employer documentation submitted is deemed acceptable. Condition cleared.
300023532	$534,800	WI	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing sufficient evidence of “changed circumstance” to support new GFE”	RESPA
There are 3 Good Faith Estimates in file. GFE dated 04/16/2015 reflects the interest rate as 3.625% and the GFE dated 05/13/2015 reflects 3.750%. The file does not contain a Change of Circumstance form.
																07/15/2015: find uploaded the documented COC for GFE	07/15/2015: Audit review of RESPA Post Closing GFE Review documentation submitted reflects dates in question, and is deemed acceptable. Condition cleared.
300023532	$534,800	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	2014 tax transcripts not provided.	07/21/2015: 2014 1040 extension filed	07/21/2015: Audit review of the 2014 1040 extension of time filed documentation submitted is deemed acceptable. Condition cleared.
300023532	$534,800	WI	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	CDA report not provided.	07/23/2015: Enhanced Desk Review	07/23/2015: Appraisal Review provided in lieu of a CDA reflecting a value of $669,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300014854	$460,404	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment
File is missing a VVOE for the co borrower. Guidelines require the employer must be contacted verbally to obtain confirmation of the borrower's current employment status within 10 business days prior to the note date. Additional conditions may apply.
																6/26/15 Please find uploaded VVOE dated 6/4 within 10 business days of Note date 6/12/15	6/26/15 The lender provided a copy of the WVOE dated 6/4/15 which is acceptable in lieu of a VVOE. Condition cleared.			Reserves are higher than guideline minimum 71 months. ; FICO is higher than guideline minimum 734 compared to 680.; DTI is lower than guideline maximum 17.38% compared to 43%. ;
300014854	$460,404	WI	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing HUD Homeownership Organization Counseling Disclosure	Federal Consumer Protection	The HUD Homeownership Organization Counseling Disclosure is missing from the file. Additional conditions may apply.	6/26/15 The Homeownership Organization Counseling Disclosure was sent to borrower on the 04/21/15 Fed & State Doc, page 27	6/26/15 The lender provided a copy of the required disclosure dated within 3 days of application date. Condition cleared.			Reserves are higher than guideline minimum 71 months. ; FICO is higher than guideline minimum 734 compared to 680.; DTI is lower than guideline maximum 17.38% compared to 43%. ;
300014854	$460,404	WI	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in the file.		06/26/15: CDA provided reflecting a value of $576,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Reserves are higher than guideline minimum 71 months. ; FICO is higher than guideline minimum 734 compared to 680.; DTI is lower than guideline maximum 17.38% compared to 43%. ;
300014854	$460,404	WI	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Federal Consumer Protection	Notice to Home Loan Applicant and Consumer Score Disclosure is missing from the file. Additional conditions may apply.	6/26/15 RBP	6/26/15 The lender provided a copy of the required disclosure. Condition cleared.			Reserves are higher than guideline minimum 71 months. ; FICO is higher than guideline minimum 734 compared to 680.; DTI is lower than guideline maximum 17.38% compared to 43%. ;
300015043	$564,000	OR	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Letter from non-borrowing spouse giving borrower 100% access to joint bank accounts not provided in loan file.
06/11/2015: letter from non-borrowering spouse for borrower 100% access to joint account not needed. Please refer to page 30 of the Bank's Consumer Account Agreement. The bank will follow the instructions from any of the co-owner on any multi owner account.
																	06/11/2015: Audit review of page 30 of the Bank Consumer Account Agreement documentation submitted is deemed acceptable. Condition cleared.
300015043	$564,000	OR	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in the loan file.		6/8/15 CDA report reflecting a value of $719K with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300016303	$1,500,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing YTD Profit & Loss	Income/Employment
Missing current P&L Statement for self-employed Schedule C business fir Co-borrower. Per appendix Q, both a P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the P&L Statement is missing from the file.
																06/10/2015: Please find P&L uploaded	06/10/2015: Audit review of 2014 P&L Statement, dated 04/07/2015, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 35.69% DTI; FICO is higher than guideline minimum 779 FICO; Reserves are higher than guideline minimum $2,984,917 excess verified reserves;
300016303	$1,500,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Balance Sheet	Income/Employment
Missing current Balance Sheet for self-employed Schedule C business for Co-borrower. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Balance Sheet is missing from the file.

06/12/2015: The P&L covers the period of 1/2013 through 03/2015. The expenses were from 2013 and not YTD for 2014 or 2015. The expenses were carried over from 2012. Can one seriously consider this as stable income. Per Appendix income must be stable or it cannot be counted.
06/11/2015: Per Appendix Q if the income cannot be verified, is not stable (as in the case of this loan), or will not continue. the income cannot be used. If there is no income there really is no balance sheet. As stated by the borrower she has not worked in this capacity since 2012 there is no YTD information for a balance sheet
 06/10/2015: Per the co-borrower's P&L she has not worked as an independent contractor since 2012. no balance sheet was obtained as there is no YTD information

06/12/2015: Audit reviewed the lender rebuttal and determined that the documentation provided within the loan file supports the borrower's LOE, dated 04/07/2015, stating that the entity no longer exists. Condition cleared.
06/11/2015: Although, the co-borrower states she has not worked in the capacity of the Schedule C business, the P&L statement provided for the period of 01/01/2013 – 03/31/2015 indicates expenses were incurred , therefore a Balance sheet is required for the loan to be classified as a Qualified Mortgage to be purchasable.  Condition remains.
 06/10/2015:  Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C)  is considered Self Employed by Appendix Q and would require P&L and BS. The 2014 Balance Sheet for the entity listed on Schedule C is required per Appendix Q -OR- provide evidence that business no longer exists. Condition remains.
																				DTI is lower than guideline maximum 35.69% DTI; FICO is higher than guideline minimum 779 FICO; Reserves are higher than guideline minimum $2,984,917 excess verified reserves;
300016303	$1,500,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not executed	RESPA	Affiliated Business Disclosure is not signed by the Borrower or Co-borrower	06/17/2015: Please find uploaded the signed Affiliated Business Arrangement Disclosure	06/17/2015: Audit review of signed Affiliated Business Arrangement Disclosure documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 35.69% DTI; FICO is higher than guideline minimum 779 FICO; Reserves are higher than guideline minimum $2,984,917 excess verified reserves;
300016303	$1,500,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA
Final, certified HUD-1 not provided in file.  Unable to complete compliance review.   Additional conditions may apply. Line 1100 on the certified HUD reflects $4099.00.  The fees in Section 1100 total $4189.00.
																06/10/2015: Please find uploaded final certified HUD	06/10/2015: Audit review of final, certified HUD-1 documentation submitted is deemed acceptable. Compliance testing passed. Condition cleared.			DTI is lower than guideline maximum 35.69% DTI; FICO is higher than guideline minimum 779 FICO; Reserves are higher than guideline minimum $2,984,917 excess verified reserves;
300016303	$1,500,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	06/10/2015: CDA	06/10/2015: CDA provided reflecting a value of $1,715,000 which is a -8.5% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 35.69% DTI; FICO is higher than guideline minimum 779 FICO; Reserves are higher than guideline minimum $2,984,917 excess verified reserves;
300023773	$460,000	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing hazard insurance declaration	Terms/Guidelines	Missing hazard insurance declaration for the subject property.	6/29/15 Please find uploaded evidence of Homeowners Insurance	6/29/15 The lender provided a copy of the hazard with adequate coverage. Condition cleared.			DTI is lower than guideline maximum 31.80% DTI; FICO is higher than guideline minimum 778 FICO; Reserves are higher than guideline minimum $108,814 excess verified reserves;
300023773	$460,000	CO	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		06/29/15: CDA provided reflecting a value of $550,000 which is a -4.3% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 31.80% DTI; FICO is higher than guideline minimum 778 FICO; Reserves are higher than guideline minimum $108,814 excess verified reserves;
300026518	$537,200	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Final 1003 is incomplete	Legal Documents	The final 1003 does not contain the borrower or co borrower's phone number. Additional conditions may apply.
06/10/2015: Lender disagrees with reviewer’s finding on this issue. How does missing the borrower’s phone number affect the quality of the loan? The purpose of his personal contact phone number for all intended purposes is solely for communications. In addition, this is a purchase transaction. Borrower may apply for a landline which will only take place after borrower becomes the owner of the subject property which will only take place after closing. The application which missing the phone number for solely contacting purpose was created before closing, during the underwriting of the loan. If the borrower had a contact number from the outgoing property, this phone number would have become void after borrower moves into the subject property. If lender does need to contact borrower, we have the physical address to the subject property; we could always send letters in lieu of a phone call.
																	06/10/2015: Audit concurs with the lender rebuttal and has determine that the missing phone number on the 1003 is non-material to the overall ability to repay the subject loan. Condition cleared.			DTI is lower than guideline maximum 37.54% compared to 40%; FICO is higher than guideline minimum 798 compared to 740; Years on Job 8.41 years .;
300026518	$537,200	CO	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.	06/09/2015: CDA	06/09/2015: A CDA report reflecting a value of $588,000 which is a -7.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 37.54% compared to 40%; FICO is higher than guideline minimum 798 compared to 740; Years on Job 8.41 years .;
300020126	$604,650	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Third Party Fraud Tool Supporting Documentation	Terms/Guidelines	High impact variance on third party fraud report not addressed by Lender
07/24/2015:
The reason why the alert dropped off was due to the employer phone change. On the earlier report-dated 06.02.15 showing the alert, on page 10 the phone number to borrower’s employer was a cell phone. This was most likely a company issued cell phone. On the later report 06.30.15, page 9. The employer phone number change to a business number. Resulting the alert removed.
07/23/2015: Fraud report dated 06/30/15
 07/22/2015: Please find uploaded the 3rd party fraud report

07/24/2015: Audit reviewed the lender rebuttal and concurs that the alert has been addressed. Condition cleared.
07/23/2015: Audit review of fraud report documentation submitted is unacceptable, variance on third party fraud report not addressed by the lender. Variances have not cleared. Condition remains.
 07/22/2015: Audit review of fraud report documentation submitted is unacceptable, high impact variance on third party fraud report not addressed by the lender.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 36.15%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 376 months reserves;

300020126	$604,650	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	07/21/2015: CDA	07/21/2015: CDA provided reflecting a value of $1,675,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 36.15%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 376 months reserves;

300020158	$580,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Incomplete Documentation	Legal Documents	The hazard insurance declaration page does not reflect the second lien lender.	07/17/2015: Lender does not understand why the reviewer concerns the second lien is not reflected on the hazard insurance declaration page. the concern is this transaction, not the second lien.	07/17/2015: Audit concurs with the lender rebuttal and has determine that the second lien reflected on the hazard insurance declaration page is non material. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.02%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.8 months reserves;

300020158	$580,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Note for simultaneous second lien not provided in file.	07/27/2015: 2nd lien note	07/27/2015: Audit review of Note for simultaneous second lien in the amount of $72,427 documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.02%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.8 months reserves;

300020158	$580,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Third Party Fraud Tool Supporting Documentation	Terms/Guidelines	Evidence the two fraud alerts on the third party fraud report were addressed not provided in file.	07/27/2015: Fraud Report	07/27/2015: Fraud tool provided dated 05/19/2015. Audit reviewed and all red flags are cleared. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.02%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.8 months reserves;

300020158	$580,000	PA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	APR from last Initial TIL (Lender Disclosure) provided to borrower not in tolerance, further redisclosure was required but not present – MDIA violation	TILA
The last initial TIL dated 06/03/2015 reflects an APR of 3.189% and the Final TIL dated 06/12/2015 reflects and APR of 3.906%.  The difference is greater than 0.125% tolerance and there is no evidence in the loan file that the last initial TIL was re-disclosed.
																07/17/2015: Please provide additional details as loan file provides evidence of initial TIL dated 05.14.15 with APR of 3.906%
07/17/2015: Audit has re-analyzed the loan documents and determined that the initial TIL dated 06/03/2015 with an APR of 3.189% (p529) reflects a different borrower, loan number and subject address. Last initial TIL for the borrower on subject loan is dated 05/14/2015 with APR of 3.906%. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.02%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.8 months reserves;

300020158	$580,000	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file		07/16/2015: CDA provided reflecting a value of $735,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.02%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.8 months reserves;

300021395	$688,000	TX	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not in the file.	06/12/2015: CDA	06/12/2015: A CDA report reflecting a value of $863,000 which is a 0% variance was provided. Condition Cleared.
300023531	$708,000	VA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment
The Lender's guidelines require a verbal verification of employment within 10 days of the note date for salaried employees.  VVOE provided in file is dated 6/26/2015 which is greater than 10 days from the Note date.
																07/29/2015: Lender believed the reviewer counted the July 4th holiday as a business day. Lender closed for business 07/03/15 & 07/04/15. Please refer to the calendar attached.
07/29/2015: Audit concurs with the lender rebuttal and has determine that 07/03/2015 and 07/04/2015 were closed in observance of the July 4th holiday. The VOE, dated 06/26/2015, documentation submitted was within 10 days prior to the Note date of 07/10/2015. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.10%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.7 months reserves;

300023531	$708,000	VA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	07/28/2015: CDA	07/28/2015: A CDA report reflecting a value of $900,000 which is a 0% variance was provided. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.10%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.7 months reserves;

300034356	$524,000	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Evidence of application date of 06/02/2015 missing from file. Please provide documentation supporting application date of 06/02/2015. Additional conditions may apply.
08/19/2015: per system notes the contract/property information was provided on 6/2 at which time the application was considered complete and ready for registration. please find notes uploaded for review
																	08/19/2015: Audit review of screen shot reflects registration date of 06/02/2015, documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.13%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 686.; Years in Field Borrower has 7 years in Field . ;

300034356	$524,000	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing rate lock verification	Legal Documents	Rate lock verification not provided.
08/21/2015: Uploading final commitment, system notes and system pricing information for rate lock
 08/19/2015: Please find in lieu of the actual rate lock confirmation please find uploaded final commitment and system notes and screen shot evidence rate lock information

08/21/2015: Audit review of print screen of Rate Lock date reflects 06/09/2015, documentation submitted is deemed acceptable. Condition cleared.
 08/19/2015: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.13%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 686.; Years in Field Borrower has 7 years in Field . ;

300034356	$524,000	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines	Documentation of source and seasoning of $35,000 deposit on 6/2/15 into checking account not provided. Additional conditions may apply.	08/19/2015: The $35K was a loan from borrowers bank account. The withdrawal can be evidence via the investment statement	08/19/2015: Audit review of 401K reflects the $35,000 withdrawn from the account, documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.13%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 686.; Years in Field Borrower has 7 years in Field . ;

300034356	$524,000	TX	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing sufficient evidence of “changed circumstance” to support new GFE”	RESPA
There are 3 Good Faith Estimates in file. GFE dated 06/09/2015 reflects the credit report fee as $11.33 and the GFE dated 06/17/2015 reflects $27.33. The file does not contain a Change of circumstance form.
																08/19/2015: Please find uploaded COC form	08/19/2015: Audit review of Change of circumstance form documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.13%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 686.; Years in Field Borrower has 7 years in Field . ;

300034356	$524,000	TX	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	CDA report not provided.	08/13/2015: Appraisal Review	08/13/2015: A CDA report reflecting a value of $660,000 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.13%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 686.; Years in Field Borrower has 7 years in Field . ;

300008423	$479,500	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	03/23/2015: CDA	03/23/2015: A CDA report reflecting a value of $650,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 73.77% CLTV; DTI is lower than guideline maximum 22.76% DTI; FICO is higher than guideline minimum 747 FICO;
300008423	$479,500	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Hazard Insurance Shortfall	Terms/Guidelines
The hazard insurance policy in the file has coverage of $410,000. The cost new for the subject per the appraisal is $547.275.  The hazard insurance in the file is not sufficient and is short $137,275 in coverage.

5/4/15: Hazard insurance dec page provided reflecting dwelling coverage in the amount of $479,000 plus other structures coverage in the amount of $47,900. Additionally current unpaid loan balance = $475,954.93 below dwelling coverage of $479,000. Condition cleared. 03/23/2015: Audit has reviewed documentation submitted.  Insurance Binder is a handwritten copy, Please provide a Final Hazard declaration page. Condition maintained.
																				CLTV is lower than guideline maximum 73.77% CLTV; DTI is lower than guideline maximum 22.76% DTI; FICO is higher than guideline minimum 747 FICO;
300010708	$1,260,000	MD	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance Exception	General Compliance
Copy of mortgage provided in file, however please provide one of the following 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust 3.) Statement from the Title Company and/or closing Agent verifying that they have sent the documents for recording.
																04/14/2015: uploading final title policy reflecting recordation info	04/14/2015: Audit review of final Loan Policy reflects recorded mortgage, documentation submitted is deemed acceptable. Condition cleared.
300010708	$1,260,000	MD	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in the file.	04/14/2015: Appraisal review	04/14/2015: A CDA report reflecting a value of $1,755,000 which is a -0.3% variance was provided. Condition Cleared.
300010701	$536,000	MN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing copy of Recorded Mortgage/Deed of Trust for subject loan	Legal Documents	Missing satisfactory evidence Mortgage was recorded.	04/14/2015: uploading copy of recorded mortgage	04/14/2015: Audit review of recorded mortgage on 03/30/2015 (Instr# XXXXXXX) documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 17.82% < 43%; Full Documentation 2 yr employment and 2 months assets verified; No Rental Lates current rental and prior mortgage reflect 0 lates > 24 mos;
300010701	$536,000	MN	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		4.13.15 CDA provided reflecting a value of $670,000 or 0% variance. Condition cleared.			DTI is lower than guideline maximum 17.82% < 43%; Full Documentation 2 yr employment and 2 months assets verified; No Rental Lates current rental and prior mortgage reflect 0 lates > 24 mos;
300010701	$536,000	MN	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Missing evidence Affiliated Business Disclosure was provided to the Borrower.	04/14/2015: uploading ABA	04/14/2015: Audit review of Affiliated Business Disclosure, dated 01/29/2015, is within three days of application date of 01/29/2015. Documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 17.82% < 43%; Full Documentation 2 yr employment and 2 months assets verified; No Rental Lates current rental and prior mortgage reflect 0 lates > 24 mos;
300010701	$536,000	MN	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Rate Lock Agreement	General Compliance	Missing evidence Rate Lock Agreement was provided to the Borrower.	04/14/2015: uploading Rate Lock	04/14/2015: Audit review of Rate Lock Agreement, dated 01/29/2015, documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 17.82% < 43%; Full Documentation 2 yr employment and 2 months assets verified; No Rental Lates current rental and prior mortgage reflect 0 lates > 24 mos;
300010701	$536,000	MN	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing HUD Homeownership Organization Counseling Disclosure	Federal Consumer Protection	Missing evidence HUD Homeownership Organization Counseling Disclosure was provided to the Borrower.	04/14/2015: uploading H.O. Counseling Disc
04/14/2015: Audit review of HUD Homeownership Organization Counseling Disclosure, dated 01/29/2015, is within three days of application date of 01/29/2015. Documentation submitted is deemed acceptable, condition cleared.
																				DTI is lower than guideline maximum 17.82% < 43%; Full Documentation 2 yr employment and 2 months assets verified; No Rental Lates current rental and prior mortgage reflect 0 lates > 24 mos;
300010701	$536,000	MN	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Initial Truth in Lending (Lender Disclosure)	TILA	Missing evidence Initial TIL disclosure was provided to Borrower within 3 business days of the initial application dated 01/29/2015.	04/14/2015: uploading initial TIL	04/14/2015: Audit review of Initial TIL disclosure, dated 01/29/2015, is within three days of application date of 01/29/2015. Documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 17.82% < 43%; Full Documentation 2 yr employment and 2 months assets verified; No Rental Lates current rental and prior mortgage reflect 0 lates > 24 mos;
300010701	$536,000	MN	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Servicing Disclosure Statement	General Compliance	Missing evidence Servicing Disclosure Statement was provided to the borrower.	04/14/2015: uploading copy of servicing discosure statement	04/14/2015: Audit review of Servicing Disclosure Statement, dated 01/29/2015, is within three days of application date of 01/29/2015. Documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 17.82% < 43%; Full Documentation 2 yr employment and 2 months assets verified; No Rental Lates current rental and prior mortgage reflect 0 lates > 24 mos;
300010699	$478,800	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Affiliated Business disclosure is dated 03/11/2015. Application date is 01/27/2015	04/11/2015: upoading initial ABA	04/11/2015: Audit review of Affiliated Business Disclosure, dated 01/27/2015, is within three days of application date of 01/27/2015. Documentation submitted is deemed acceptable, condition cleared.
300010699	$478,800	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Initial Truth in Lending (Lender Disclosure)	TILA	Initial TIL is missing from the file.	04/11/2015: uploading initial TIL	04/11/2015: Audit review of Initial TIL, dated 01/27/2015, is within three days of application date of 01/27/2015. Documentation submitted is deemed acceptable, condition cleared.
300010699	$478,800	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Rate Lock Agreement	General Compliance	Rate lock agreement is missing from the file.	04/11/2015: uploading rate lock	04/11/2015: Audit review of Rate lock agreement dated 01/27/2015 documentation submitted is deemed acceptable, condition cleared.
300010699	$478,800	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing HUD Homeownership Organization Counseling Disclosure	Federal Consumer Protection	HUD Homeownership Counseling Disclosure is misssing from file.	04/11/2015: uploading H.O. Counseling Disc Uploading H.O. Counseling Disc
04/11/2015: Audit review of HUD Homeownership Counseling Disclosure, dated 01/27/2015, is within three days of application date of 01/27/2015. Documentation submitted is deemed acceptable, condition cleared.

300010699	$478,800	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Servicing Disclosure Statement	General Compliance	Servicing disclosure statement is missing from the file.	04/11/2015: uploading Servicing Disc	04/11/2015: Audit review of Servicing disclosure statement, dated 01/27/2015, is within three days of application date of 01/27/2015. Documentation submitted is deemed acceptable, condition cleared.
300010699	$478,800	FL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report is required		4/10/2015: CDA reflecting reconciled value of $599,000 at 0% variance was provided. Condition cleared.
300010696	$542,500	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	– A CDA report was not provided in file.		04/15/15: CDA provided reflecting a value of $775,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300010696	$542,500	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Documentation	General Compliance	The loan file is missing Lease Agreements listed on REO section of loan application as required by QM.	04/21/2015: The lease income was not used in qualifying and therefore the lease was not required.	04/21/2015: Audit concurs with lender, the lease income was not used in qualifying therefore lease is not required. Condition cleared.
300010694	$840,000	VA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.	04/13/2015: Appraisal review	04/13/2015: A CDA report reflecting a value of $1,100,000 which is a 0% variance was provided. Condition Cleared.
300010694	$840,000	VA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Affiliated Business Disclosure in file is dated 02/20/2015. Application date is 1-16-2015.	04/15/2015: uploading ABA	04/15/2015: Audit review of Affiliated Business Disclosure, dated 01/16/2015, is within three days of application date of 01/16/2015. Documentation submitted is deemed acceptable, condition cleared.
300010694	$840,000	VA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Document Error	Legal Documents	Missing copy of recorded Mortgage/Deed of Trust	04/15/2015: uploading recorded mortgage	04/15/2015: Audit review of recorded mortgage on 03/16/2015 (Bk/Pg: 24015/0382) documentation submitted is deemed acceptable, condition cleared.
300010692	$506,180	NV	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in the file.		04/13/2015: CDA reflecting reconciled value of $675,000 at 0% variance was provided. Condition cleared.
300010692	$506,180	NV	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Missing evidence Affiliated Business Disclosure was provided to Borrower's within 3 business days of application dated 01/20/2015. Affiliated Business disclosure in file is dated 02/23/2015.	04/14/2015: Uploading the initial ABA Disclosure	04/14/2015: Audit review of Affiliated Business Disclosure, dated 01/20/2015, is within three days of application date of 01/20/2015. Documentation submitted is deemed acceptable, condition cleared.
300010692	$506,180	NV	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Servicing Disclosure Statement	General Compliance	Missing evidence Servicing Disclosure Statement was provided to Borrower's.	04/14/2015: Uploading Servicing Disclosure	04/14/2015: Audit review of Servicing Disclosure Statement, dated 01/20/2015, is within three days of application date of 01/20/2015. Documentation submitted is deemed acceptable, condition cleared.
300010692	$506,180	NV	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines	Missing a second consecutive monthly bank statement to support $7432 liquid funds for closing and reserves. Statement in the file is dated 12/31/2014.	04/14/2015: Bank statement for 1st bank account on 1003 dated is from Oct 1 to Dec 31	04/14/2015: : Audit review of for 1st bank account on 1003 reflects dates 10/01/2014 through 12/31/2014, documentation submitted is deemed acceptable, condition cleared.
300010692	$506,180	NV	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing copy of Recorded Mortgage/Deed of Trust for subject loan	Legal Documents	Missing satisfactory evidence Mortgage was recorded.	04/14/2015: Uploading copy of recorded deed of trust	04/14/2015: Audit review of recorded deed of trust on 03/12/2015 (inst# XXXXXXX) documentation submitted is deemed acceptable, condition cleared.
300010685	$648,000	IL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report is missing from the file.		04/15/15: CDA provided reflecting a value of $841,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300010685	$648,000	IL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Affiliated Business Disclosure is dated 12/23/2014. Application date is 11/19/2014.
4/15/2015 Received copy of audit trail to verify property was a "to be determined" until 12/22/2014 which is when the property was identified.  Three day disclosures were mailed out on 12/23/2014 which is within compliance, no further documentation required.  Condition cleared.

300010685	$648,000	IL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Good Faith Estimate not provided within 3 business days of application date.	RESPA	Good Faith Estimate is dated 12/23/2014. Application date is 11/19/2014.
4/15/2015 Received copy of audit trail to verify property was a "to be determined" until 12/22/2014 which is when the property was identified.  Three day disclosures were mailed out on 12/23/2014 which is within compliance, no further documentation required.  Condition cleared.

300010685	$648,000	IL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	Servicing Disclosure Statement is dated 12/23/2014. Application date is 11/19/2014.
4/15/2015 Received copy of audit trail to verify property was a "to be determined" until 12/22/2014 which is when the property was identified.  Three day disclosures were mailed out on 12/23/2014 which is within compliance, no further documentation required.  Condition cleared.

300010685	$648,000	IL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing HUD Homeownership Organization Counseling Disclosure	Federal Consumer Protection	HUD homeownership counseling disclosure is missing from the file.
4/17/2015 Received copy of HUD homeownership counseling disclosure dated 12/23/14.  Condition cleared.  4/15/2015 Received copy of the audit trail, however still missing a copy of the HUD homeownership counseling disclosure dated 12/23/14.  This disclosure was not provided in the original loan file.  Condition remains.

300010685	$648,000	IL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance Exception	General Compliance	Please provide a copy of the recorded mortgage.		4/15/2015 Received copy of recorded mortgage Doc# XXXXXXX recorded in the County Recorder of Deed on 3/9/15. Condition cleared.
300010685	$648,000	IL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Federal Consumer Protection	Appraisal disclosure is dated 12/23/2014. Application date is 11/19/2014.
4/15/2015 Received copy of audit trail to verify property was a "to be determined" until 12/22/2014 which is when the property was identified.  Three day disclosures were mailed out on 12/23/2014 which is within compliance, no further documentation required.  Condition cleared.

300010685	$648,000	IL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	Initial TIL is dated 12/23/2014. Application date is 11/19/2014.
4/15/2015 Received copy of audit trail to verify property was a "to be determined" until 12/22/2014 which is when the property was identified.  Three day disclosures were mailed out on 12/23/2014 which is within compliance, no further documentation required.  Condition cleared.

300010668	$491,250	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing payment history	Terms/Guidelines	Missing evidence subject mortgage payments on primary residence reflect 0x30 for the months 01/2015,02/2015.
04/14/2015: Lender Preferred non-agency product guidelines do not require the 1-2 months between “date last reported” and “closing” payments to be verified. Credit report has a sufficient history to determine creditworthiness.
																	04/14/2015: Audit concurs with the lender rebuttal, credit report dated 01/21/2015 reflects 0x90 days late on both mortgages current through 12/2015. Condition cleared.			DTI is lower than guideline maximum 31.93% DTI ; Years on Job 27 years on job;
300010668	$491,250	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Missing verbal verification of employment	Income/Employment	Lenders Credit Policy requires a verification of employment within 10 days of the note date for salaried employees. Missing VVOE for borrower.	04/14/2015: Uploaded post closing V.voe. borrower has 27 years with employer.
04/14/2015: Audit acknowledges that the a verbal verification of employment is outside of guides, per guidelines a VVOE must be completed within 10 business days of the Note date for all business channels, however a VVOE was provided post-close 04/10/2015.  (Subject Note date was 02/26/2015 and disbursement date was 02/26/2015). Post-close VOE does not affect the overall ability to repay the subject loan. Compensating factors noted are: DTI of 31.93% and 27 years with same employer. Loan will be graded a B.
																		Waiver	Aggregator	DTI is lower than guideline maximum 31.93% DTI ; Years on Job 27 years on job;
300010668	$491,250	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		4/10/2015: CDA reflecting reconciled value of $655,000 at 0% variance was provided. Condition cleared.			DTI is lower than guideline maximum 31.93% DTI ; Years on Job 27 years on job;
300010667	$1,216,000	MA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA
The GFE reflects fees of $881.30 vs. actual fees of $1112.00 charged on the HUD-1 in the section that cannot increase more than 10%. The amount of restitution is  $ 142.57. The lender credit found on line 204 of the HUD-1 is sufficient. Loan will be graded a B for Fitch and A for others.

The GFE reflects fees of $881.30 vs. actual fees of $1112.00 charged on the HUD-1 in the section that cannot increase more than 10%. The amount of restitution is  $ 142.57. The lender credit found on line 204 of the HUD-1 is sufficient. Loan will be graded a B for Fitch and A for others.
																				DTI is lower than guideline maximum 30.85% DTI; CLTV is lower than guideline maximum 71.25% CLTV; FICO is higher than guideline minimum 768 Credit Score;
300010667	$1,216,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Subordination Agreement	Legal Documents	Missing a copy of the subordination agreement for the secondary financing.		4/11/2015 Copy of the subordination agreement for the secondary financing for $30,881.13 provided. Condition cleared.			DTI is lower than guideline maximum 30.85% DTI; CLTV is lower than guideline maximum 71.25% CLTV; FICO is higher than guideline minimum 768 Credit Score;
300010667	$1,216,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Note	Legal Documents	Provide a copy of the Note from the second mortgage.		4/9/15 Received copy of the Note for second mortgage. Condition cleared.			DTI is lower than guideline maximum 30.85% DTI; CLTV is lower than guideline maximum 71.25% CLTV; FICO is higher than guideline minimum 768 Credit Score;
300010667	$1,216,000	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in the loan file.		4/10/2015: CDA reflecting reconciled value of $1,750,000 at 0% variance was provided. Condition cleared.			DTI is lower than guideline maximum 30.85% DTI; CLTV is lower than guideline maximum 71.25% CLTV; FICO is higher than guideline minimum 768 Credit Score;
300010662	$574,391	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in the file		4/10/2015: CDA reflecting reconciled value of $740,000 at 0% variance was provided. Condition cleared.
300010662	$574,391	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.		4/11/2015 Affiliated Business Disclosure provided, electronically signed pg 233. Condition cleared.
300010662	$574,391	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Rate Lock Agreement	General Compliance	Rate lock agreement is missing from the loan file.		4/11/15 Rate lock agreement provided. Condition cleared.
300010662	$574,391	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing HUD Homeownership Organization Counseling Disclosure	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure		4/11/2015 HUD Homeownership Organization Counseling Disclosure provided. Condition cleared.
300010662	$574,391	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Servicing Disclosure Statement	General Compliance	Missing initial Servicing Disclosure Statement		4/11/2015 Servicing Disclosure Statement provided. Condition cleared.
300010662	$574,391	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Initial TIL – MDIA violation (Lender Disclosure)	TILA	Missing Initial TIL		4/11/15 Initial TIL provided. Condition cleared.
300010662	$574,391	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Incorrect rescission model – Same lender refinance requires form H-9	TILA	Same lender refinance requires form H-9
4/11/15 It is deemed acceptable to provide the Right to Cancel on the H-8 from when no new money is issued on the new debt.  Per the Schedule B section of the title commitment the loan originated in October 2014 is in the amount of $577,100 and the refinance of February 2015 is in the amount of $574,991.  The H-9 discloses to the borrower that a new transaction is being entered into to "increase" the amount of credit previously provided.
																	4/11/15 Audit has reviewed the loan and has determined that no new money was provided, therefore same lender form (H-9) was not required. Condition cleared.
300010661	$1,303,200	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA
The GFE reflects fees of $3546.95 vs actual fees of $3151.00 charged on the HUD-I in the section that cannot increase more than 10%.  The amount of restitution is $44.60.  The lender credit found on line 204 of the HUD-I is sufficient.

The GFE reflects fees of $3546.95 vs actual fees of $3151.00 charged on the HUD-I in the section that cannot increase more than 10%.  The amount of restitution is $44.60.  The lender credit found on line 204 of the HUD-I is sufficient.
																				DTI is lower than guideline maximum 18.14% < 43%; No Rental Lates 0x24; FICO is higher than guideline minimum 791 >720;
300010661	$1,303,200	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing HUD Homeownership Organization Counseling Disclosure	Federal Consumer Protection	Missing evidence HUD Homeownership Organization Counseling disclosure was provided to Borrower's.		4/13/15 HUD Homeownership Organization Counseling disclosure dated 2/3/15 provided. Condition cleared.			DTI is lower than guideline maximum 18.14% < 43%; No Rental Lates 0x24; FICO is higher than guideline minimum 791 >720;
300010661	$1,303,200	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Servicing Disclosure Statement	General Compliance	Missing evidence Servicing Disclosure Statement was provided to Borrower's.		4/13/15 Servicing Disclosure Statement dated 2/3/15 provided. Condition cleared.			DTI is lower than guideline maximum 18.14% < 43%; No Rental Lates 0x24; FICO is higher than guideline minimum 791 >720;
300010661	$1,303,200	CA	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	Missing Affiliated Business Disclosure	RESPA	Missing evidence Affiliated Business Disclosure was provided to the Borrower's within 3 business days of the application.		4/13/15 Affiliated Business Disclosure provided dated 2/3/15, however is not executed. Loan will be graded a B.			DTI is lower than guideline maximum 18.14% < 43%; No Rental Lates 0x24; FICO is higher than guideline minimum 791 >720;
300010661	$1,303,200	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing copy of Recorded Mortgage/Deed of Trust for subject loan	Legal Documents	Missing evidence Mortgage was recorded.		4/13/2015 Received screen shot from County land records that the deed of trust was recorded on 3/16/15 document #XXXXXXX. Condition cleared.			DTI is lower than guideline maximum 18.14% < 43%; No Rental Lates 0x24; FICO is higher than guideline minimum 791 >720;
300010661	$1,303,200	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in the file		4/10/2015: CDA reflecting reconciled value of $1,630,000 at 0% variance was provided. Condition cleared.			DTI is lower than guideline maximum 18.14% < 43%; No Rental Lates 0x24; FICO is higher than guideline minimum 791 >720;
300010658	$692,720	VA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		04/10/2015: CDA provided reflecting reconciled value of $866,000 or 0% variance. Condition cleared.
300010657	$650,000	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.	04/15/2015: Appraisal review	04/15/2015: A CDA report reflecting a value of $840,000 which is a 0% variance was provided. Condition Cleared.			No Mortgage Lates 0x30; Reserves are higher than guideline minimum 40 mos > 6 mos; CLTV is lower than guideline maximum 77.38% < 80%;
300010657	$650,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing credit report	Terms/Guidelines
Credit report reflects a disputed account:  Credit item #9.  guidelines require: Disputed tradelines, request the credit reporting bureau that provided the information to confirm its accuracy.  Credit supplement was not located in the loan file.

04/15/2015: Lender did not require a credit supplement on the disputed credit item #9 revolving account as the borrower was an authorized user, the balance was $0 & there are no late payments reporting. This is an isolated incident and the borrower has more than enough credit lines to verify a satisfactory credit history.
																	04/15/2015: Audit concurs with lender, credit history is sufficient and the disputed credit item #9 does not affect the overall ability to repay the subject loan. Condition cleared.			No Mortgage Lates 0x30; Reserves are higher than guideline minimum 40 mos > 6 mos; CLTV is lower than guideline maximum 77.38% < 80%;
300010654	$877,000	MD	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		4/10/2015: CDA reflecting reconciled value of $1,170,000 at -0.4% variance was provided. Condition cleared.
300010653	$933,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment
The underwriter did not include the notes payable within 1 yr, Schedule L, line 17 of the 1120's in her income calculation. Provide evidence these notes have been renewed or proof the business has sufficient assets to cover.

4/8/15 received letter from the CFO confirming that the Notes will either have the terms extending beyond the calendar year or will be renewed and extended.  No further documentation required.  Condition cleared.
																				CLTV is lower than guideline maximum 73.18% CLTV; DTI is lower than guideline maximum 40.56% DTI; Reserves are higher than guideline minimum $14,196 Excess verified reserves;
300010653	$933,000	AZ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in the file.	04/09/2015: CDA	04/09/2015: A CDA report reflecting a value of $1,275,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 73.18% CLTV; DTI is lower than guideline maximum 40.56% DTI; Reserves are higher than guideline minimum $14,196 Excess verified reserves;
300010651	$1,200,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Assets are not sourced/seasoned	Legal Documents
Lender guidelines dated 01/15/2015 require the Borrower to document 100% ownership of the business entity to use business assets towards the down payment or funds needed for closing and reserves.  Per the K1's provided for 2013 and 2012 the borrower owns 48.58% and does not meet required 100% ownership.  Additionally, a Letter from an independent 3rd party addressing the material impact is required, however, this letter was not provided.
																4/8/15 No business account was used to qualify; a business distribution was used and fully sourced, borrower obtained a letter from the CPA. CPA letter uploaded for your review
4/8/15 Audit has reviewed the Lenders rebuttal and concurs that no business funds are being used.  The $300K that was deposited into the borrowers personal account from the business account was a distribution.   The amount of distribution is supported by the borrowers K1's for 2012 & 2013. Condition cleared.

300010651	$1,200,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment
Lender guidelines require a Profit and Loss statement covering the period between the end of the tax return year through present if the 1040's are older than 90 days.  Missing a Year to date Profit and Loss statement.
																	4/8/15 Profit & Loss statement for 2014 provided. Condition cleared.
300010651	$1,200,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Missing verbal verification of employment	Income/Employment	Missing VVOE for the Co-Borrower who does not have ownership in the company.	04/09/2015: VVOE for the co-borrower uploaded for your review.
04/09/2015: Audit acknowledges that the VOE, dated 04/09/2015, documentation submitted was not within 10 days prior to the Note date of 03/04/2015.   Borrower has a DTI of 29.30% and FICO of 772  Loan will be rated a B.
																		Waiver	Aggregator	DTI is lower than guideline maximum 29.30% DTI < 43% Max allowed; FICO is higher than guideline minimum 772 FICO > 720 Min required;
300010651	$1,200,000	AZ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.	04/09/2015: CDA	04/09/2015: A CDA report reflecting a value of $1,500,000 which is a 0% variance was provided. Condition Cleared.
300010651	$1,200,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA
The Affiliated Business Disclosure in file is dated 03/05/2015 and the loan application date is 02/11/2015.  Please provide an the Affiliated Business Disclosure  provided to the borrower within 3 days of application.
																04/09/2015: ABA	04/09/2015: Audit review of Affiliated Business Disclosure, dated 02/11/2015, is within three days of application date of 2/10/15. Documentation submitted is deemed acceptable, condition cleared.
300010651	$1,200,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing HUD Homeownership Organization Counseling Disclosure	Federal Consumer Protection	Please provide a copy of the HUD Homeownership Organization Counseling Disclosure provided to the borrower within 3 days of application.		4.8.15 HUD Homeownership Organization list provided dated 2/11/15 within three days of application date of 2/10/15. Condition cleared.
300010651	$1,200,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Servicing Disclosure Statement	General Compliance	Please provide a copy of the Servicing Disclosure Statement provided to the Borrower within 3 days of application.	04/09/2015: Servicing Disclosure Statement	04/09/2015: Audit review of Servicing Disclosure Statement, dated 02/11/2015, is within three days of application date of 2/10/15. Documentation submitted is deemed acceptable, condition cleared.
300010651	$1,200,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Rate Lock Agreement	General Compliance	Please provide evidence Rate Lock Agreement was provided to Borrower's.		4.8.15 Rate lock agreement provided dated 2/11/15. Subject loan passes applicable compliance testing. Condition cleared.
300010651	$1,200,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA
Fee totals of $994.30 in the GFE column versus $1468 charged to the borrower results in a 47.67% increase, which is greater than 10% allowable.  A lender credit in the amount of $395.27 was applied to cure the tolerance issue.
																	The lender credit on the HUD-1 is sufficient. Loan will be graded a B for Fitch and A for others.
300010650	$676,000	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in the file.		4.9.15 CDA provided reflecting a value of $865,000 or 0% variance. Condition cleared.
300010641	$780,000	FL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		04/15/15: CDA provided reflecting a value of $975,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300010641	$780,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	Missing Affiliated Business Disclosure	RESPA	An Affiliated Business Disclosure was not provided.
04/22/2015:  Have provided a Settlement Service Provider List, Correspondent Submission Check List and ABA Letter. I do not have any further documentation to provide. Request lender to make an exception
04/16/2015:  Per the investor the attached is their ABA Letter / Disclosure
4/14/15 Uploading Initial Loan Submission Checklist. ABA clause on page 2 Section 4
 04/08/2015: Uploading a copy of Affiliated Business Arrangement letter

04/22/2015: Audit acknowledges that the Affiliated Business Disclosure letter was reviewed by due diligence compliance department and has determined that it was not acceptable since they state they have real estate affiliates yet those affiliates were not disclosed on the Service Provider List nor was an Affiliated Business Disclosure provided. Loan will be rated a B.
04/16/2015: The copy of the  Affiliated Business Arrangement letter was reviewed and has determined that it was not acceptable since they state they have real estate affiliates yet those affiliates were not disclosed on the Service Provider List nor was an Affiliated Business Disclosure provided. Condition remains.
4/14/15 The copy of the  Affiliated Business Arrangement letter was reviewed and has determined that it was not acceptable since they state they have real estate affiliates yet those affiliates were not disclosed on the Service Provider List nor was an Affiliated Business Disclosure provided. Condition remains.
 04/09/2015: Document does not address affiliate businesses for the lender/creditor. Document speaks only to a specific entity. Attestation letter required indicating there are no affiliate business relationships held by the lender/creditor.

300010641	$780,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA
A condo certification fee of $190 is reflected on the GFE column of the HUD-1 comparison page, per the GFE dated 1/17/2015 this fee is not reflected.  A revised GFE and or change of circumstance was not provided.

04/20/2015: Received a copy of the air bill, check and letter to borrower.  Fee was refunded within 30 days of acknowledgement. Loan will be rated a Fitch B. 4/15/15  Received copy of the $190 refund check to the borrower, however still need the following:  1.) Notification of the error (ie, the letter to borrower) 2.) Evidence of overnight delivery to the borrower.  Loan will be graded a B for Fitch.

300010641	$780,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance Exception	General Compliance	Evidence mortgage was recorded or was sent for recording by the title company per Fitch's requirement was not provided.	04/08/2015: Uploading a copy of the recorded mortgage	04/08/2015: Audit review of recorded mortgage on 03/04/2015, instr #XXXXXXXXXX, submitted is deemed acceptable. Condition cleared.
300010641	$780,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment	Verbal verification of employment provided is dated 3/12/2015 after the loan closing dated of 3/4/2015. A VVOE prior to funding was not provided.	04/08/2015: Uploading a copy of the Telephone Verification of Employment dated 3-2-15	04/08/2015: Audit review of the VOE, dated 03/02/2015, documentation submitted was within 10 days prior to the Note date of 03/03/2015. Condition cleared.
300010641	$780,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Purchase Contract	Legal Documents	Purchase contract in file indicated a loan closing date of 2/26/2015, loan closed on 3/3/3015. An addendum extending the closing date was not provided.	04/16/2015: An addendum to the sale contract changing the closing date to 3-3-15 cannot be provided. All parties agreed to the closing date when both the borrower and seller signed the HUD-1	04/16/2015: Audit verified all parties signed final HUD-1, therefore addendum is not required. Condition cleared.
300010638	$598,000	IL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	The Affiliated Business Disclosure was not provided within the 3 business days of application date of 01/21/2015.		04/20/15: Received Attestation that does not have any Business Affiliates. Condition cleared.
300010638	$598,000	IL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance Exception	General Compliance	Evidence mortgage was recorded or was sent for recording by the title agent per Fitch's requirement was not provided.		4/16/2015 received copy of first page of mortgage showing document recorded Doc# XXXXXXXX in the County Recorder of Deeds on 3/19/15.
300010638	$598,000	IL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA
GFE column of the HUD-1 comparison page reflects credit report of $50 and flood cert of $9.50 vs credit report of $25 and flood cert of $12 on final GFE dated 2/7/2015. A revised GFE and or change of circumstance was not provided.
																04/29/2015: amended HUD-1
04/29/2015: Audit review of amended HUD-1 comparison page documentation submitted is deemed acceptable. Final GFE provided in the loan file that matches the final HUD-1 comparison page. Condition cleared.

300010638	$598,000	IL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment	A verbal verification of employment within 10 days of closing was not provided. VVOE in file is dated 3/13/2015 post closing.		04/20/2015: VVOE dated 02/13/2015 which was within 10 business days of the note date. Condition cleared.
300010638	$598,000	IL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		4.9.15 CDA provided reflecting a value of $778,400 or 0% variance. Condition cleared.
300010637	$637,600	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	The Affiliated Business Disclosure was not provided within the 3 business days of application date of 01/14/2015.	4/16/2015 Per the Sales Contract pg 14 the contract was not finalized until 1/29/15. Therefore, the property was not finalized until 1/29/15 and the disclosures were generated on 1/30/15.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 1/30/2015 which is when the property was identified per the sales contract provided which was finalized on 1/29/15.   Three day disclosures were mailed out on 1/30/2015 which is within compliance, no further documentation required.  Condition cleared. 04/13/2015: Per Compliance, if the income was known at the time to adhere to the 7 components of how to define an “application”, then the timing would start once such information is known and available. Based on the application in file dated 01/14/2015 income was available, therefore, 01/14/2015 is considered as the application date. Condition remains.

300010637	$637,600	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	The Servicing Disclosure Statement was not provided within the 3 business days of application date 01/14/2015.	4/16/2015 Per the Sales Contract pg 14 the contract was not finalized until 1/29/15. Therefore, the property was not finalized until 1/29/15 and the disclosures were generated on 1/30/15.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 1/30/2015 which is when the property was identified per the sales contract provided which was finalized on 1/29/15.   Three day disclosures were mailed out on 1/30/2015 which is within compliance, no further documentation required.  Condition cleared. 04/13/2015: Per Compliance, if the income was known at the time to adhere to the 7 components of how to define an “application”, then the timing would start once such information is known and available. Based on the application in file dated 01/14/2015 income was available, therefore, 01/14/2015 is considered as the application date. Condition remains.

300010637	$637,600	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	The Initial TIL was not provided within the 3 business days of application date of 01/14/2015.	4/16/2015 Per the Sales Contract pg 14 the contract was not finalized until 1/29/15. Therefore, the property was not finalized until 1/29/15 and the disclosures were generated on 1/30/15.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 1/30/2015 which is when the property was identified per the sales contract provided which was finalized on 1/29/15.   Three day disclosures were mailed out on 1/30/2015 which is within compliance, no further documentation required.  Condition cleared. 04/13/2015: Per Compliance, if the income was known at the time to adhere to the 7 components of how to define an “application”, then the timing would start once such information is known and available. Based on the application in file dated 01/14/2015 income was available, therefore, 01/14/2015 is considered as the application date. Condition remains.

300010637	$637,600	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Good Faith Estimate not provided within 3 business days of application date.	RESPA	The Good Faith Estimate was not provided within the 3 business days of application date of 01/14/2015.	4/16/2015 Per the Sales Contract pg 14 the contract was not finalized until 1/29/15. Therefore, the property was not finalized until 1/29/15 and the disclosures were generated on 1/30/15.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 1/30/2015 which is when the property was identified per the sales contract provided which was finalized on 1/29/15.   Three day disclosures were mailed out on 1/30/2015 which is within compliance, no further documentation required.  Condition cleared. 04/13/2015: Per Compliance, if the income was known at the time to adhere to the 7 components of how to define an “application”, then the timing would start once such information is known and available. Based on the application in file dated 01/14/2015 income was available, therefore, 01/14/2015 is considered as the application date. Condition remains.

300010637	$637,600	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Federal Consumer Protection	The Appraisal Disclosure was not provided within the 3 business days of application date of 01/14/2015.	4/16/2015 Per the Sales Contract pg 14 the contract was not finalized until 1/29/15. Therefore, the property was not finalized until 1/29/15 and the disclosures were generated on 1/30/15.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 1/30/2015 which is when the property was identified per the sales contract provided which was finalized on 1/29/15.   Three day disclosures were mailed out on 1/30/2015 which is within compliance, no further documentation required.  Condition cleared. 04/13/2015: Per Compliance, if the income was known at the time to adhere to the 7 components of how to define an “application”, then the timing would start once such information is known and available. Based on the application in file dated 01/14/2015 income was available, therefore, 01/14/2015 is considered as the application date. Condition remains.

300010637	$637,600	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Special Information Booklet not provided within 3 business days of application date.	RESPA	The Special Information Booklet was not provided within the 3 business days of application date 01/14/2015.	4/16/2015 Per the Sales Contract pg 14 the contract was not finalized until 1/29/15. Therefore, the property was not finalized until 1/29/15 and the disclosures were generated on 1/30/15.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 1/30/2015 which is when the property was identified per the sales contract provided which was finalized on 1/29/15.   Three day disclosures were mailed out on 1/30/2015 which is within compliance, no further documentation required.  Condition cleared.  04/13/2015: Per Compliance, if the income was known at the time to adhere to the 7 components of how to define an “application”, then the timing would start once such information is known and available. Based on the application in file dated 01/14/2015 income was available, therefore, 01/14/2015 is considered as the application date. Condition remains.

300010637	$637,600	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing HUD Homeownership Organization Counseling Disclosure	Federal Consumer Protection	The HUD Homeownership Organization Counseling Disclosure is missing from the file.	4/16/2015 Per the Sales Contract pg 14 the contract was not finalized until 1/29/15. Therefore, the property was not finalized until 1/29/15 and the disclosures were generated on 1/30/15.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 1/30/2015 which is when the property was identified per the sales contract provided which was finalized on 1/29/15.   Three day disclosures were mailed out on 1/30/2015 which is within compliance, no further documentation required.  Condition cleared. 04/13/2015: The HUD Homeownership Organization Counseling Disclosure provided is dated 01/30/2015 and not within 3 business days of the application date of 01/14/2015. Condition remains.

300010637	$637,600	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance Exception	General Compliance	Please provide evidence that the Mortgage Deed was sent for recording.		04/13/2015: Evidence mortgage was recorded was provided. Condition cleared.
300010637	$637,600	CO	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		4/10/2015: CDA reflecting reconciled value of $1,838,000 at 0% variance was provided. Condition cleared.
300010636	$546,756	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Affiliated Business Disclosure	RESPA	Affiliated Business Disclosure not provided in file.		4/9/15: Electronically executed Affiliated Business Disclosure provided to borrower on 7/31/2014. Condition cleared.
300010636	$546,756	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Copy of rental lease for current residence located at XXXXXX not provided in file. Additional conditions may apply.		4.9.15 Executed lease agreement from 7/1/14 through 6/30/15 disclosing rental income in the amount of $1,825 provided. Condition cleared.
300010636	$546,756	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	CDA report not provided in the loan file.		4.9.15 CDA provided reflecting a value of $688,000 or 0% variance. Condition cleared.
300010631	$1,301,200	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in the file.		04/15/15: CDA provided reflecting a value of $1,800,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300010631	$1,301,200	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Affiliated Business Disclosure	RESPA	Please provide Affiliated Business Disclosure signed and dated 1-8-2015.
04/16/2015: Per the Correspondent Intial Loan Submission Checklist this loan did not have any Affiliated Business Arrangements. No adiitional documentation necessary.
 04/14/2015: Uploading Correspondent Initial Loan Submission Checklist. Note page 2 Section 4 , Investor does has business affiliation, however, none were used in this transaction

04/16/2015: Audit review of Affiliated Business Disclosure, dated 01/08/2015, is within three days of application date of 01/06/2015. Documentation submitted is deemed acceptable, condition cleared.
 04/14/2015: Audit review of Affiliated Business Disclosure listed on the initial loan submission checklist, dated 01/08/2015, reflects that the "Investor does have business affiliation, however, none were used in this transaction".  Documentation of the Affiliates is required as verification that none were used in the loan transaction.  Condition remains.

300010631	$1,301,200	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance Exception	General Compliance	Missing proof of recorded mortgage.	04/16/2015: Uploading a copy of the recorded deed of trust	04/16/2015: Audit review of recorded mortgage on 02/26/2015 (Instr# XXXXXXX) documentation submitted is deemed acceptable, condition cleared.
300010630	$648,750	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Please provide Affiliated Business disclosure.	04/15/2015: Uploading copy of Correspondent Initial Loan Submission Checklist	04/15/2015: Audit review of lender statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.			General Comp Factor 1 Low DTI; General Comp Factor 1 Excess reserves; General Comp Factor 1 Length of established business 10 years;
300010630	$648,750	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	ECOA Non-Compliant: Appraisal disclosure not provided.	Federal Consumer Protection	Appraisal disclsoure not provided
04/17/2015: Providing Mortgage Documentation List showing the Borrower Appraisal Disclosure was provided to the borrower on 1-22-15. Also attached the E-Sign tracker for date clarification
 04/15/2015: Uploading Borrower Appraisal Disclosure

04/17/2014: Audit review of initial disclosure cover letter dated 01/22/2015 reflecting Borrower Appraisal Disclosure documentation submitted is deemed acceptable. Condition cleared.
 04/15/2015: Audit review of Appraisal disclosure, dated 01/23/2015, is ECOA non-compliant and is not within three days of application date of 01/19/2015. Condition remains.
																				General Comp Factor 1 Low DTI; General Comp Factor 1 Excess reserves; General Comp Factor 1 Length of established business 10 years;
300010630	$648,750	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Evidence of Taxes and Insurance	Terms/Guidelines	Missing PITI for XXXXXX.
05/01/2015: Per section 8 of the rental lease the Lessor was responsible for the insurance. As the insurance expense is already being taken into account on the business return including the expense in the borrower's DTI would be double hitting him. This is further supported by Sch E as it does not reflect insurance expenses in '13 or '12. Lease uploaded for your review.
 04/15/2015: Uploading copy of Tax Information

05/01/2015: Audit concurs with the lender rebuttal in regards to insurance.  Condition cleared.
 04/15/2015: Audit review of tax documentation submitted is deemed acceptable, however Hazard Insurance was not provided and is required. Condition remains.
																				General Comp Factor 1 Low DTI; General Comp Factor 1 Excess reserves; General Comp Factor 1 Length of established business 10 years;
300010630	$648,750	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Executed Business Returns	Income/Employment	Missing executed business returns for 2012 and 2013 1120S.	04/15/2015: Uploading signed first page copies of 2012 and 2013 "1120s"	04/15/2015: Audit review of executed business returns for 2012 and 2013 1120S documentation submitted is deemed acceptable, condition cleared.			General Comp Factor 1 Low DTI; General Comp Factor 1 Excess reserves; General Comp Factor 1 Length of established business 10 years;
300010630	$648,750	AZ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	CDA is missing from the loan file.	04/15/2015: Appraisal review	04/15/2015: A CDA report reflecting a value of $865,000 which is a 0% variance was provided. Condition Cleared.			General Comp Factor 1 Low DTI; General Comp Factor 1 Excess reserves; General Comp Factor 1 Length of established business 10 years;
300010629	$712,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines	Missing bank statement for 1st account on 1003 to fulfill 2 months statement requirement. Please provide a second consecutive statement.	4/9/15 Uploading Oct 2014 and Nov 2014 statements	4/9/15 Two consecutive months of bank statements provided. Condition cleared.
300010629	$712,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing sufficient evidence of “changed circumstance” to support new GFE”	RESPA	Missing evidence change of circumstance was provided for redisclosed GFE dated 01/30/2015.		4/9/15 Received copy of Change of Circumstance dated 1/30/15. Condition cleared.
300010629	$712,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Affiliated Business Disclosure	RESPA	Missing evidence Affiliated Business disclosure was provided to Borrower's.	4/9/15 Uploaded a copy of the Loan Submission Checklist stating no business affiliations	4/9/15 Received verification verifying no business affiliates. Condition cleared.
300010629	$712,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		04/09/15: CDA provided reflecting a value of $890,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300010628	$1,409,250	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.	04/09/2015: CDA	04/09/2015: A CDA report reflecting a value of $1,879,000 which is a 0% variance was provided. Condition Cleared.
300010628	$1,409,250	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance Exception	General Compliance	Evidence to indicate the Mortgage has been recorded and/or was sent for recording, per Fitch requirements was not provided.	04/08/2015: Evidence of Recorded Mortgage	04/08/2015: Audit review of County records screen shot reflecting documentation recorded on 03/03/2015 submitted is deemed acceptable, condition cleared.
300010628	$1,409,250	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Assets are not sourced/seasoned	Legal Documents	There is no evidence in file to indicate the $2,500 funds for closing deposit per line 201 of HUD-1 was sourced.
04/08/2015: The $56,370 EMD and the $432,000 in funds wired to closing were fully sourced; the HUD-1 shows the borrower received $2,500 cash back at closing due to overpayment, this accounts for the additional $2,500 listed on line 201.
																	04/08/2015: Audit reviewed the lender rebuttal and has determine that the $2,500 was received by the borrower at closing. Condition cleared.
300010628	$1,409,250	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Evidence of HOA Fees	Terms/Guidelines	Missing evidence of HOA fees for rental property on REO.
4/16/2015 Online printout provided for a comprable unit in the same condo building verifying the HOA dues of $300 monthly, also provided the property details on the unit in question to verify the comprable unit is slightly larger, would expect our unit's HOA dues to be less than or equal to.  04/08/2015: HOA fees for rental property was verified using the 2012 and 2013 tax returns as the amount listed on Statement 5 of the returns for both years is consistent.

 4/16/2015 Online printout provided for a comparable unit in the same condo building verifying the HOA dues of $300 monthly, also provided the property details on the unit in question to verify the comparable unit is slightly larger, would expect our unit's HOA dues to be less than or equal.  This amount is also supported by the 2013 tax returns, condition cleared.  04/08/2015: Audit reviewed the lender rebuttal and has determine that evidence of HOA is required due to 2014 gap, therefore the 2012 and 2013 tax returns are not sufficient evidence of current HOA fees. Conditions remain.

300010628	$1,409,250	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Lease agreement	Legal Documents
Lease agreement provided for REO on 1003 is expired. Per appendix Q , both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.

05/14/2015: Uploaded documents again.
 05/12/2015: As the rental property is located in a state where it is common for the lease to proceed month-to-month after the end date listed on the original lease agreement. Current rent checks were provided to verify the tenants were still occupying the property and the rental income was continuing as documented on the tax returns. Checks uploaded for your review.

05/12/2015:  Audit reviewed the lender rebuttal, as well as documentation submitted, and has determine that the downloaded checks are enlarged and cut off on the entire right side.  Unable to verify dates, amounts or signatures on the checks provided. If a current lease cannot be provided then cancelled checks for 2014 and YTD are required, otherwise the loan will be flagged as non-QM compliant. Condition remains.

300010628	$1,409,250	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Purchase Contract	Legal Documents	Purchase contract reflected a closing date of 2/26/2015. Loan closed 2/27/2015 and addendum extending the contract was not provided.
04/08/2015: Loan meets Lender guidelines for condition noted. Per Lender guidelines "Lender does not require contract extensions to be provided if the closing date indicated in the sales contract has passed. The HUD-1 settlement statement will serve as confirmation all parties agreed to the transaction after the initial closing date". Loan closed the day after the date listed on the sales contract, no concerns.

04/08/2015: Audit reviewed the lender rebuttal and has determine that a contract addendum for the closing date is not material. True Certified copy of final HUD completes the transaction and serves as a confirmation of all parties, condition cleared.

300010621	$820,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing payment history	Terms/Guidelines	Provide evidence mortgage payments for rental property on REO reflects 0x30 for the month 01/2015 reflects 0x30.	04/14/2015: Uploading copy of payment information on rental property on REO showing next payment due 2-1-15. Last payment date is 1-2-15.	04/14/2015: Audit review of Mortgage statement documentation submitted is deemed acceptable, condition cleared.			LTV is lower than guideline maximum 68.05% LTV; FICO is higher than guideline minimum 756 FICO ; Years in Field 21 yrs in field;
300010621	$820,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provide in file.		04/15/15: CDA provided reflecting a value of $1,205,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			LTV is lower than guideline maximum 68.05% LTV; FICO is higher than guideline minimum 756 FICO ; Years in Field 21 yrs in field;
300010620	$2,080,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not reported.	04/11/2015: CDA	04/11/2015: A CDA report reflecting a value of $2,600,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum DTI of 40.62; FICO is higher than guideline minimum Fico scoreof 757.; Disposable Income is higher than guideline minimum Disposable income of $XXXXXXXX;
300010620	$2,080,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	The earliest TIL in the loan file is dated 2/10/2015. The Note is dated 2/12/2015.		04/14/2015: Audit's review of the initial TIL dated 01/09/2015 within 3 business days of application is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum DTI of 40.62; FICO is higher than guideline minimum Fico scoreof 757.; Disposable Income is higher than guideline minimum Disposable income of $XXXXXXXX;
300010620	$2,080,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	The Affiliated Business Disclosure was not provided within 3 business days of application date of 01/07/2015.		04/14/2015: Audit's review of Affiliated Business Disclosure dated 01/09/2015 within 3 business days of application is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum DTI of 40.62; FICO is higher than guideline minimum Fico scoreof 757.; Disposable Income is higher than guideline minimum Disposable income of $XXXXXXXX;
300010620	$2,080,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing HUD Homeownership Organization Counseling Disclosure	Federal Consumer Protection	The HUD Homeownership Organization Counseling Disclosure is missing from the file.		04/14/2015: Evidence provided to indicate the Homeownership Counseling Notice dated 01/09/2015 was provided within 3 business days of application. Condition cleared.			DTI is lower than guideline maximum DTI of 40.62; FICO is higher than guideline minimum Fico scoreof 757.; Disposable Income is higher than guideline minimum Disposable income of $XXXXXXXX;
300010620	$2,080,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Initial Truth in Lending (Lender Disclosure)	TILA	Missing the Initial Truth in Lending dated 1/9/2015.		04/14/2015: Audit's review of the initial TIL dated 01/09/2015 within 3 business days of application is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum DTI of 40.62; FICO is higher than guideline minimum Fico scoreof 757.; Disposable Income is higher than guideline minimum Disposable income of $XXXXXXXX;
300010620	$2,080,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Servicing Disclosure Statement	General Compliance	The Servicing Disclosre Statement is missing from the file.		04/14/2015: Audit's review of Servicing Disclosure dated 01/09/2015 within 3 business days of application is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum DTI of 40.62; FICO is higher than guideline minimum Fico scoreof 757.; Disposable Income is higher than guideline minimum Disposable income of $XXXXXXXX;
300010620	$2,080,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(e)	CB	B	B	CLTV Exceeds Guideline Limit	Terms/Guidelines	80% > 70% exceeds maximum allowable per Guidelines. Guidelines state for loan amounts of $2,000,000 - $2,500,000 Maximum LTV/CLTV is 70%.
Audit reviewed the loan file and has determined that the higher CLTV does not affect the overall ability to repay the subject loan. Compensating factors included are 32.89% DTI, 757 FICO and 35 months reserves. Condition acknowledged. Loan will be rated a 'B'.
																		Exception	Originator	DTI is lower than guideline maximum DTI of 40.62; FICO is higher than guideline minimum Fico scoreof 757.; Disposable Income is higher than guideline minimum Disposable income of $XXXXXXXX;
300010620	$2,080,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing 1008 or Underwriter Approval	Legal Documents	Guidelines require loan amounts above $2,000,000 need committee approval. Approval was not located in the loan file.	04/21/2015: Variance approval received, uploaded for your review.
04/21/2015: Audit review of Loan Committee Summary dated 02/04/2015 was executed by a Corporate Credit Tier and Tier III Credit Management as required. Documentation submitted is deemed acceptable. Condition cleared.
 04/14/2015: 1008 Transmittal Summary provided does not indicate a Committee Approval as required for loan amounts > $2,000,000 per Retail Guidelines dated 01/07/2015.  Condition remains.
																				DTI is lower than guideline maximum DTI of 40.62; FICO is higher than guideline minimum Fico scoreof 757.; Disposable Income is higher than guideline minimum Disposable income of $XXXXXXXX;
300010618	$1,088,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		04/13/2015: CDA reflecting reconciled value of $1,370,000 at 0% variance was provided. Condition cleared.
300010617	$646,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		04/15/15: CDA provided reflecting a value of $825,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 27.71% DTI < 43% maximum; LTV is lower than guideline maximum 78.30% LTV < 80% maximum; FICO is higher than guideline minimum 745 FICO > 720minimum required;
300010617	$646,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	Initial TIL on file is dated 03/05/2015 and application date dated 01/14/2015. Please provide Initial TIL dated within 3 business days of application.	04/14/2015: Uploading the Initial TIL dated 1-15-15	04/14/2015: Audit review of Initial TIL, dated 01/15/2015, is within three days of application date of 01/14/2015. Documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 27.71% DTI < 43% maximum; LTV is lower than guideline maximum 78.30% LTV < 80% maximum; FICO is higher than guideline minimum 745 FICO > 720minimum required;
300010617	$646,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing LOE	Terms/Guidelines
Guidelines require a letter of explanation for any delinquent credit references within the past 24 months.  Credit report in file is showing one derogatory account with late payment on 01/01/2014. No letter of explanation was found in file.

4/22/15 This is an isolated late and would not require explanation by the borrower. It was analyzed and evaluated by Lender; account was last active in 1-14 and late payment was also 1-1; possibly trailing interest. Balance is zero and is not a concern.

4/22/15 Audit has reviewed the lenders rebuttal and concurs that the 1 x 30 late on a revolving account in 1/2014 appears to be isolated, therefore would not require a letter of explanation.   Borrower has a 745 fico and has 28 other tradelines of satisfactory established credit.  Condition cleared.
																				DTI is lower than guideline maximum 27.71% DTI < 43% maximum; LTV is lower than guideline maximum 78.30% LTV < 80% maximum; FICO is higher than guideline minimum 745 FICO > 720minimum required;
300010617	$646,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment
Verbal Verification of Employment for Co-Borrower in file is dated 03/09/2015 with the Note dated 03/06/2015 and loan funding 03/12/2013.  No Verbal Verification in file that was performed prior to loan closing.
																04/22/2015: Uploaded 3/2/2015 V.voe from file.	04/22/2015 received satisfactory verbal verification of employment for co-borrower dated 3/2/15. Condition cleared.			DTI is lower than guideline maximum 27.71% DTI < 43% maximum; LTV is lower than guideline maximum 78.30% LTV < 80% maximum; FICO is higher than guideline minimum 745 FICO > 720minimum required;
300010614	$1,094,500	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing HUD Homeownership Organization Counseling Disclosure	Federal Consumer Protection	The file only contains the cover letter of the disclosure and not the list of 10 agencies that is required.	04/14/2015: Uploading Due Diligence Response
04/14/2015: Audit review of HUD Homeownership Counseling Disclosure cover letter documentation which reflects government website is deemed acceptable without the list of the 10 agencies, condition cleared.

300010614	$1,094,500	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		04/21/15: CDA provided reflecting a value of $1,489,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared. 04/20/15: No attachment found. Please attach.
300010611	$707,900	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Ability to Repay Non-Compliant: Missing evidence of income documentation	QM/ATR	Provide complete personal tax returns including all schedules. The Tax Transcripts show 2106 deductions. Guidelines require copies of the complete tax returns when 2106 deductions are found.
4/17/15 Lender guidelines do not require full tax returns, the Form 2106 can be requested if needed. The Lender did not obtain Form 2106 on this file as the only possible increase to the amount listed on the transcripts would be minimal due to the meals and entertainment expense. Given the low DTI of 29% there are absolutely no concerns that the possible meals and entertainment increase would cause the DTI to exceed the approval limit of 43%. Even if we were to double the 2106 expenses to more than account for the possible increase the DTI would only be 31%.

4/17/2015 Audit has reviewed lenders guidelines and concurs with lenders rebuttal.  Borrowers are wage earners and per guidelines certain instances may require the actual returns.  In this case the co-borrowers income was not used to qualify, however, the co-borrowers 2106 expenses were accounted for by using a 36 months average in the total qualifying income.  The IRS transcripts were utilized in lieu of the actual tax returns.  No further documentation required, condition cleared.
																				DTI is lower than guideline maximum 29.89% DTI; CLTV is lower than guideline maximum 71.80% CLTV; Reserves are higher than guideline minimum 22.10 months verified reserves;
300010611	$707,900	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Loan does not meet criteria for Qualified Mortgage	QM/ATR	Provide complete personal tax returns including all schedules. The Tax Transcripts show 2106 deductions. Guidelines require copies of the complete tax returns when 2106 deductions are found.
4/17/2015 Lender guidelines do not require full tax returns, the Form 2106 can be requested if needed. The Lender did not obtain Form 2106 on this file as the only possible increase to the amount listed on the transcripts would be minimal due to the meals and entertainment expense. Given the low DTI of 29% there are absolutely no concerns that the possible meals and entertainment increase would cause the DTI to exceed the approval limit of 43%. Even if we were to double the 2106 expenses to more than account for the possible increase the DTI would only be 31%.

4/17/2015 Audit has reviewed lenders guidelines and concurs with lenders rebuttal.  Borrowers are wage earners and per guidelines certain instances may require the actual returns.  In this case the co-borrowers income was not used to qualify, however, the co-borrowers 2106 expenses were accounted for by using a 36 months average in the total qualifying income.  The IRS transcripts were utilized in lieu of the actual tax returns.  No further documentation required, condition cleared.
																				DTI is lower than guideline maximum 29.89% DTI; CLTV is lower than guideline maximum 71.80% CLTV; Reserves are higher than guideline minimum 22.10 months verified reserves;
300010611	$707,900	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	The initial TIL in the file is dated 01/30/2015. Provide a TIL dated within 3 days of application date of 01/15/2015.		4/17/2015 received initial TIL dated 1/15/2015, condition cleared.			DTI is lower than guideline maximum 29.89% DTI; CLTV is lower than guideline maximum 71.80% CLTV; Reserves are higher than guideline minimum 22.10 months verified reserves;
300010611	$707,900	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment	Provide complete personal tax returns including all schedules. The Tax Transcripts show 2106 deductions. Guidelines require copies of the complete tax returns when 2106 deductions are found.
4/17/2015 Audit has reviewed lenders guidelines and concurs with lenders rebuttal.  Borrowers are wage earners and per guidelines certain instances may require the actual returns.  In this case the co-borrowers income was not used to qualify, however, the co-borrowers 2106 expenses were accounted for by using a 36 months average in the total qualifying income.  The IRS transcripts were utilized in lieu of the actual tax returns.  No further documentation required, condition cleared.
																				DTI is lower than guideline maximum 29.89% DTI; CLTV is lower than guideline maximum 71.80% CLTV; Reserves are higher than guideline minimum 22.10 months verified reserves;
300010611	$707,900	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.	04/16/2015: CDA	04/16/2015: A CDA report reflecting a value of $986,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 29.89% DTI; CLTV is lower than guideline maximum 71.80% CLTV; Reserves are higher than guideline minimum 22.10 months verified reserves;
300010606	$513,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA	Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 10.20%. The Lender was required to provide a cure in the amount of $1.39.
Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $1.39.  The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'. "10%” tolerance cured on page 1 of the HUD

300010606	$513,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Rate Lock Agreement	General Compliance	Missing Rate Lock Agreement.	04/14/2015: Rate Lock Disclosure	04/14/2015: Audit review of Rate Lock Disclosure, 01/21/2015, documentation submitted is deemed acceptable, condition cleared.
300010606	$513,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		04/13/2015: CDA reflecting reconciled value of $680,000 at 0% variance was provided. Condition cleared.
300010606	$513,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing copy of Recorded Mortgage/Deed of Trust for subject loan	Legal Documents	Missing satisfactory evidence Mortgage was recorded.	04/14/5015: Evidence of Recording with XXXXXXXXX County.	04/14/5015: Audit review of recorded mortgage on 03/10/2015 (Instr# XXXXXXXX) documentation submitted is deemed acceptable, condition cleared.
300010605	$1,188,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	General Credit Exception	Terms/Guidelines	Provide LOE for the borrowers listing their prior address as the current mailing address on the 1003.
04/20/15: Compared to original photos from MLS when subject was purchased, new Lender appraisal indicates that significant renovations to the subject has occurred within the last year. Also noted by appraiser. This is a significant buy up and the Lender has no occupancy concerns. Mailing address may have been error but borrowers still own prior residence and could have been staying there during renovations. Bank Statements have subject address

04/20/2015: Audit has reviewed the lender rebuttal, appraisal and bank statements and has determined that there are no concerns for occupancy. Borrower does have items going to the primary residence versus the mailing address. Condition cleared.
																				CLTV is lower than guideline maximum 68.87% CLTV; DTI is lower than guideline maximum 34.39% DTI; General Comp Factor 1 802 Credit Score;
300010605	$1,188,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	Provide initial TIL dated within 3 days of application date, 01/20/2015.		4/14/2015 received copy of TIL dated 1/21/2015 which is dated within 3 days of initial application. Condition cleared.			CLTV is lower than guideline maximum 68.87% CLTV; DTI is lower than guideline maximum 34.39% DTI; General Comp Factor 1 802 Credit Score;
300010605	$1,188,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Documentation	General Compliance	Provide title commitment with 24 month chain of title. The commitment in the file is missing this information.	04/15/2015: Title Commitment	04/15/2015: Audit review of Title Commitment reflects 24 month chain of title information, documentation submitted is deemed acceptable, condition cleared.			CLTV is lower than guideline maximum 68.87% CLTV; DTI is lower than guideline maximum 34.39% DTI; General Comp Factor 1 802 Credit Score;
300010605	$1,188,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review Appraisal Missing - a CDA report has not been provided.	04/15/2015: Appraisal review	04/15/2015: A CDA report reflecting a value of $1,725,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 68.87% CLTV; DTI is lower than guideline maximum 34.39% DTI; General Comp Factor 1 802 Credit Score;
300010603	$1,444,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Affiliated Business Disclosure is dated 3-12-2015. Application date is 1-23-2015.		4/16/15 Affiliated Business disclosure provided dated 1/23/15, however is not executed. (per Disclosure Tracking Details, this disclosure was delivered in person pg 142). Loan will be graded a B.
300010603	$1,444,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance Exception	General Compliance	Missing proof of recorded mortgage/Deed of Trust		4/16/2015 Copy of the recorded mortgage provided Doc #XXXXXXXX in the XXXXXXXXX County Recorder on 3/15/15. Condition cleared.
300010603	$1,444,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in the file.		04/16/15: CDA provided reflecting a value of $1,950,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300010600	$490,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		04/15/15: CDA provided reflecting a value of $695,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300010600	$490,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	HUD-1 Comparison page does not reflect HUD fees as charged	RESPA	Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 16.6776%%. The Lender was required to provide a cure in the amount of $45.78.		Page 1 of the Final HUD-1 dated 02/24/2015 shows a RESPA cure in the amount of $45.78. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
300010600	$490,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance Exception	General Compliance
Copy of mortgage provided in file, however please provide one of the following 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust 3.) Statement from the Title Company and/or closing Agent verifying that they have sent the documents for recording.
																	04/15/2015: Recorded deed of trust provided. Condition cleared.
300010598	$610,400	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Good Faith Estimate not provided within 3 business days of application date.	RESPA	Good Faith Estimate Disclosure is dated 02/20/2015 while the application date is 02/13/2015. Please provide initial application dated within 3 business days of application.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 2/20/2015 which is when the property was identified.  Three day disclosures were mailed out on 2/20/2015 which is within compliance, no further documentation required.  Condition cleared.

300010598	$610,400	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Affiliated Business Disclosure is dated 02/20/2015 while the application date is 02/13/2015. Please provide initial application dated within 3 business days of application.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 2/20/2015 which is when the property was identified.  Three day disclosures were mailed out on 2/20/2015 which is within compliance, no further documentation required.  Condition cleared.

300010598	$610,400	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	Initial TIL Disclosure is dated 02/20/2015 while the application date is 02/13/2015. Please provide initial application dated within 3 business days of application.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 2/20/2015 which is when the property was identified.  Three day disclosures were mailed out on 2/20/2015 which is within compliance, no further documentation required.  Condition cleared.

300010598	$610,400	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	Servicing Disclosure Statement is dated 02/20/2015 while the application date is 02/13/2015. Please provide servicing disclosure statement dated within 3 business days of application.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 2/20/2015 which is when the property was identified.  Three day disclosures were mailed out on 2/20/2015 which is within compliance, no further documentation required.  Condition cleared.

300010598	$610,400	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Federal High-Cost	HUD Homeownership Counseling Disclosure is dated 02/20/2015 while the application date is 02/13/2015. Please provide initial application dated within 3 business days of application.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 2/20/2015 which is when the property was identified.  Three day disclosures were mailed out on 2/20/2015 which is within compliance, no further documentation required.  Condition cleared.

300010598	$610,400	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Federal Consumer Protection	Appraisal Disclosure is dated 02/20/2015 while the application date is 02/13/2015. Please provide initial application dated within 3 business days of application.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 2/20/2015 which is when the property was identified.  Three day disclosures were mailed out on 2/20/2015 which is within compliance, no further documentation required.  Condition cleared.

300010598	$610,400	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(w)	CB	B	B	Missing VOR	Terms/Guidelines
Guidelines require at least 12 months rental payment history with 0x30. The following must be used to verify the borrower’s rental payment history; a standard mortgage verification; loan payment history from the servicer; the borrower’s canceled checks for the last 12 months; or the borrower’s year-end mortgage account statement, provided the statement includes a payment receipt history, and, if applicable, canceled checks for the months elapsed since the year-end mortgage account statement was issued. Borrowers provided 13 months cancelled checks, however, the checks indicate that another party with same last name as  borrowers’ made the payments (possible sibling), please explain and provide evidence that borrowers have made the rental payment out of their own funds for the past 12 months.

04/27/2015: Borrowers explained that rents are paid in cash to brother and brother pays the landlord, who is also family member. Due to lack of satisfactory paper trail and cash rents paid to family member, Lender will disregard checks in file as a VOR. However, borrowers are first time homebuyers and credit profile has many trade-lines and relationships back to 1996. Both borrowers have 14 yrs tenure with employers and exhibit stability. Borrowers credit report is sufficient to qualify without a VOR. 04/17/2015: 3 uploads re VOR

04/27/2015: Audit has reviewed the loan file and lender rebuttal and has determined that the lack of evidence for VOR from the borrower does not affect the overall ability to repay the subject loan.  Compensating factors: 33.61% DTI, 38 months reserves, Borrower and Co-Borrower have 14 years tenure at current job. Condition acknowledged. Loan will be rated a B. 04/17/2015: Audit review of 13 months rental payment history documentation was submitted, however all rental checks were from a relative. Provide a letter of explanation as to who gentleman is, and provide evidence that borrowers did make the rental payments out of their own funds for the past 12 months. Condition remains.
																		Waiver	Aggregator	DTI is lower than guideline maximum 33.61% DTI, 38 months reserves; Years in Field Borrower and Co-Borrower have 14 years tenure at current job.;
300010598	$610,400	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines	Missing full access letter to use 100% of funds from all assets listed on 1003	04/24/2015: Borrower's name is on the statements as owner. Lender considers borrower to have access to 100% of all funds. Access or authorization to use letter is not required.
04/24/2015: Audit has reviewed the lender rebuttal and the asset documents in the loan file.  The Borrower or Co-Borrower's names are on each statements provided as an account holder. No other documentation required.  Condition cleared.

300010598	$610,400	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment	VVOE for borrower is dated 02/27/2015 and note is dated 03/09/2015. Per guidelines, VVOE must be within 10 days of Note date.
4/15/2015 Audit has reviewed the VVOE that the Lender provided from the third party verifier and has confirmed both the "pull date" and the "as of" date are dated within 10 business days of the Note.  No further documentation is required, condition cleared.

300010598	$610,400	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	CDA not provided in the loan file.		4/16/2015 CDA report with 0% variance provided. No market or eligibility issues noted.
300010595	$788,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.	04/15/2015: Appraisal review	04/15/2015: A CDA report reflecting a value of $985,000 which is a 0% variance was provided. Condition Cleared.			FICO is higher than guideline minimum 783 FICO min allowed 720; Years on Job 13 years at current employer; Years in Field 33 years in field;
300010595	$788,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM Violation - Missing Executed Personal Tax Returns	QM/ATR	The loan file is missing 2 years fully executed Federal Tax Returns as required by QM.	04/15/2015: In lieu of signed tax returns IRS Transcripts for 2012 and 2013 are provided	04/15/2015: Audit review of 2012 & 2013 Tax Transcripts submitted, in lieu of executed Tax Returns, are deemed acceptable, condition cleared.			FICO is higher than guideline minimum 783 FICO min allowed 720; Years on Job 13 years at current employer; Years in Field 33 years in field;
300010595	$788,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Condo Review Documentation	Legal Documents	The Condo Questionnaire is missing from the loan file..	04/15/2015: Uploaded a copy of the Limited REview Project Warranty	04/15/2015: Audit review of Limited Review Project Warranty documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum 783 FICO min allowed 720; Years on Job 13 years at current employer; Years in Field 33 years in field;
300010595	$788,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(e)	CB	B	B	Insufficient Reserves	Terms/Guidelines
5 mos < 6 mos less than Guidelines. Guidleines require 12 months reserves.  6 mos of thos reserveds must be liquid reserves.   Asset documentation located in the loan file supports 5 mos liquid reserves.  The Borrower is short liquid reserves by 1 month.

Audit has reviewed the loan file and has determined that being short liquid reserves by 1 month does not affect the overall ability to repay the subject loan. Compensating factors include 783 FICO, 13 years on the job for Borrower with 33 years in field and 53 months reserves with including non liquid accounts. Condition acknowledged, loan will be rated a "B".
																		Exception	Originator	FICO is higher than guideline minimum 783 FICO min allowed 720; Years on Job 13 years at current employer; Years in Field 33 years in field;
300010593	$920,595	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.
04/20/15: CDA provided reflecting a value of $1,151,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared. 4/15/2015 A CDA report was provided, however has the incorrect unit number for the subject property.  The correct unit number.  Condition remains for a revised CDA report.

300010593	$920,595	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	Servicing Disclosure dated 12/01/2014 was not provided within 3 business days of application date of 11/25/2014.		04/20/2015: Audit reviewed the calendar and has determined that Thanksgiving was on 11/27/15, so the initial disclosure was provided within 3 days. Condition cleared.
300010593	$920,595	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	Initial TIL dated 12/01/2014 was not provided within 3 business days of application date of 11/25/2014.		04/20/2015: Audit reviewed the calendar and has determined that Thanksgiving was on 11/27/15, so the initial disclosure was provided within 3 days. Condition cleared.
300010593	$920,595	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Affiliated Business disclosure dated 12/01/2014 was not provided within 3 business days of application date of 11/25/2014.		04/20/2015: Audit reviewed the calendar and has determined that Thanksgiving was on 11/27/15, so the initial disclosure was provided within 3 days. Condition cleared.
300010593	$920,595	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not executed	RESPA	Affiliated Business Disclosure dated 12/01/2014 not signed by the borrowers.	04/21/2015:Final ABA signed 04/20/2015: We do not chase signatures on initial disclosures.
04/21/2015: Audit review of Affiliated Business Disclosure, dated 02/26/2015, was executed by both borrowers. Documentation submitted is deemed acceptable, condition cleared.
 04/20/2015: Either the initial or final AFBD needs to be executed by the borrower.  Please provide executed copy.

300010591	$542,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		4/15/2015 CDA report with 0% variance provided. No market or eligibility issues noted. Condition cleared.
300010590	$577,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in file.	04/16/2015: CDA	04/16/2015: A CDA report reflecting a value of $725,000 which is a 0% variance was provided. Condition Cleared. 04/13/15: No attachment, please attach.
300010589	$660,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.	04/15/2015: Appraisal review	04/15/2015: A CDA report reflecting a value of $835,000 which is a 0% variance was provided. Condition Cleared.
300010589	$660,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Rate Lock Agreement	General Compliance	Missing evidence Rate Lock Agreement was provided to the Borrower.	04/15/2015: Interest Rate Disclosure	04/15/2015: Audit review of Rate Lock Agreement documentation submitted is deemed acceptable, condition cleared.
300010587	$490,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing VOR	Terms/Guidelines
Failure to obtain a 12 month rental rating, per Lenders Credit Policy effective 01/15/2014 . Only have 11 month pay history on primary residence, so need prior rental history to cover full 12 months pay history.

04/23/2015: 11 month current mortgage history in file, unable to verify a full 12 months due to when the mortgage was opened and when this refinance closed. Borrowers have two previous satisfactory mortgage accounts reporting on credit and a 795 representative FICO. Given the borrowers' credit history, 27% DTI, 72% LTV and the 27 months in reserves Lenders is not concerned with obtaining VOR documentation from 12 months prior.

04/23/2015: Audit reviewed the lender rebuttal and has determine that with the 11 months mortgage history on the subject and a 30 month review on an REO all with 0x30, audit feels the borrower has satisifed the 12 months VOM requirement. No other documentation is required, condition cleared.
																				FICO is higher than guideline minimum 795 > 720 minimum; DTI is lower than guideline maximum 28.48% DTI vs. 43% max allowed. . ; LTV is lower than guideline maximum 72.59% LTV vs 80% max allowed. ;
300010587	$490,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment
Lenders Credit Policy effective 01/15/2015 requires the most recent pay stubs to be provided to support income reflected on a written VOE.  The file only contained 1 pay stub dated 12/31/2014 for the co-borrower. Provide additional pay stub for co-borrower dated no earlier than 30 prior to the initial application.

04/23/2015: The pay stub in file meets the Lender requirements as the pay stub provided is not dated earlier than 30 days prior to the initial application (which is dated 1/25) and the pay stub lists YTD earnings that cover more than 30 days YTD; an additional pay stub is not required.

04/23/2015: Audit reviewed the lender rebuttal and has determine that the pay stub in file meets the Lender requirements. The paystub is dated no earlier than 30 days prior to the initial loan application and includes a minimum of 30 days of year-to-date earnings. Condition cleared.
																				FICO is higher than guideline minimum 795 > 720 minimum; DTI is lower than guideline maximum 28.48% DTI vs. 43% max allowed. . ; LTV is lower than guideline maximum 72.59% LTV vs 80% max allowed. ;
300010587	$490,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Evidence of Taxes and Insurance	Terms/Guidelines	The hazard dec page for the property listed on REO expired on 04/01/2014. The subject loan closed on 02/15/2015. Provide copy of hazard dec page in force at the time of closing.
04/28/2015: Underwriter certification uploaded; spoke with Insurer the premium for the policy covering April '14-April '15 was $658.
 04/23/2015: While the HOI policy in file was expired if you take into account the amount listed on Sch E of the 2013 tax returns of $679, and this policy which reflects $634, we have a two year history to support the annual insurance premium. Given the low DTI, even if we doubled the premium the borrowers would still qualify with a DTI of 27.87%.

04/28/2015: Audit review of Underwriter’s Certification documentation submitted is deemed acceptable for verification on REO. Condition cleared.
 04/23/2015: Audit reviewed the lender rebuttal and has determine that the current Hazard Insurance declaration page for the property listed on REO is required.  Condition remains.
																				FICO is higher than guideline minimum 795 > 720 minimum; DTI is lower than guideline maximum 28.48% DTI vs. 43% max allowed. . ; LTV is lower than guideline maximum 72.59% LTV vs 80% max allowed. ;
300010587	$490,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Ability to Repay Non-Compliant: Lender did not include all recurring monthly debt payments in qualification of the borrower(s)	QM/ATR	The hazard dec page for the property located on REO expired on 04/01/2014. The subject loan closed on 02/15/2015. Provide copy of hazard dec page in force at the time of closing.
04/28/2015: Underwriter certification uploaded; Insurer the premium for the policy covering April '14-April '15 was $658.
 04/23/2015: While the HOI policy in file was expired if you take into account the amount listed on Sch E of the 2013 tax returns of $679, and this policy which reflects $634, we have a two year history to support the annual insurance premium. Given the low DTI, even if we doubled the premium the borrowers would still qualify with a DTI of 27.87%.

04/28/2015: Audit review of Underwriter’s Certification documentation submitted is deemed acceptable for verification on REO. Condition cleared.
 4/23/2015: Audit reviewed the lender rebuttal and has determine that the current Hazard Insurance declaration page for the property located on REO is required.  Condition remains.
																				FICO is higher than guideline minimum 795 > 720 minimum; DTI is lower than guideline maximum 28.48% DTI vs. 43% max allowed. . ; LTV is lower than guideline maximum 72.59% LTV vs 80% max allowed. ;
300010587	$490,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.	04/16/2015: CDA	04/16/2015: A CDA report reflecting a value of $675,000 which is a 0% variance was provided. Condition Cleared.			FICO is higher than guideline minimum 795 > 720 minimum; DTI is lower than guideline maximum 28.48% DTI vs. 43% max allowed. . ; LTV is lower than guideline maximum 72.59% LTV vs 80% max allowed. ;
300010585	$601,600	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	File is missing a legible copy of Borrower INS Form I551 to verify Borrower is a permanent resident alien. A copy of the front and back of the card is required and must be included in the loan file.	04/16/2015: Uploaded a copy of the borrower's Permanent Resident Card	04/16/2015: Audit review of Permanent Resident Card, front and back, documentation submitted is deemed acceptable. Condition cleared.
300010585	$601,600	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Executed Personal Tax Returns	Income/Employment	Missing borrowers signature on page 2 of the 2013 and 2012 IRS form 1040.	04/16/2015: Uploaded a copy of the IRS Transcripts for 2012 and 2013. Used in lieu of signed tax returns	04/16/2015: Audit review of IRS Transcripts for 2012 & 2013, in lieu of executed tax returns, are deemed acceptable. Condition cleared.
300010585	$601,600	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not executed	RESPA	The Affiliated Business Disclosure was not signed by the borrower.	04/16/2015: Uploading the Initial and Final ABA Disclosure	04/16/2015: Audit review of executed Affiliated Business Disclosure, dated 03/12/2015, at closing is deemed acceptable. Condition cleared.
300010585	$601,600	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA	Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 12.72%. The Lender was required to provide a cure in the amount of $18.88.		Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $64.88. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
300010585	$601,600	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.	04/16/2015: CDA	04/16/2015: A CDA report reflecting a value of $752,000 which is a 0% variance was provided. Condition Cleared.
300010584	$587,767	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.	04/16/2015: CDA	04/16/2015 A CDA report reflecting a value of $740,000 which is a 0% variance was provided. Condition Cleared.
300010584	$587,767	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Loan does not meet criteria for Qualified Mortgage	QM/ATR	Provide copy of current lease for 2nd property on REO. The lease in the file expired in Dec 2014.
04/22/2015: Lender did not qualify the borrower with rental income from 2nd property on REO therefore a current lease was not required. The full PITIA of $1,357 was counted towards the borrower's DTI ratio. Please review.
																	04/22/2015: Audit reviewed REO property, the full PITIA was included in the DTI ratio with no rental income used to qualify. Rental Lease is not required. Condition cleared.
300010583	$563,492	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	Missing evidence that Servicing Disclosure Statement was provided within 3 business days of application dated 01/15/2015.	4/14/2015 Please see calendar below. Application date of 1/15/15 (Thursday), 1/19/15 (Monday) was a Federal Holiday. 3rd business day would be Thursday 1/21/15.
4/14/2015 Audit has reviewed Lenders rebuttal and concurs that the Servicing Disclosure dated 1/21/14 was disclosed within 3 days of initial application date.  No further documentation required, condition cleared.

300010583	$563,492	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Missing evidence Initial Affiliated Business Disclosure provided to borrower's within 3 business days of initial application dated 01/15/2015.	4/14/2015 Please see calendar below. Application date of 1/15/15 (Thursday), 1/19/15 (Monday) was a Federal Holiday. 3rd business day would be Thursday 1/21/15.
04/21/2015: Executed AFBD provided. Condition fully cleared. 04/17/2015: Received the initial AFBD, but it was not executed by the borrower.  Evidence it was provided in 3 days is acceptable, but either the initial or final must be executed. Please provide executed copy. 4/14/2015 Audit has reviewed Lenders rebuttal, however earliest Affiliated Business Disclosure provided in the loan file is dated 2/11/2015.  Appears initial disclosures were not provided in the loan file.  Please provide Affiliated Business Disclosure dated 1/21/15.

300010583	$563,492	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial Truth in Lending not provided within 3 business days of application date	TILA	Missing evidence that Initial Truth-in-Lending disclosure was provided within 3 business days of application dated 01/15/2015.	4/14/2015 Please see calendar below. Application date of 1/15/15 (Thursday), 1/19/15 (Monday) was a Federal Holiday. 3rd business day would be Thursday 1/21/15.
04/17/2015: Received Initial TIL dated 01/21/2015. Condition cleared. 4/14/2015 Audit has reviewed Lenders rebuttal, however earliest TIL provided in the loan file is dated 2/11/2015.  Appears initial disclosures were not provided in the loan file.  Please provide TIL dated 1/21/15.

300010583	$563,492	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Fees collected prior to receipt of Initial TIL (Lender Disclosure) – MDIA violation	TILA
Fee totals of $670.65 in the GFE column vs $804.00 charged to the borrower results in a 19.88% increase, which is greater than 10% allowable.  A lender credit in the amount of $66.29 was reflected on page 1 of the HUD-1.
																	Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $66.29. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
300010583	$563,492	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.	04/16/2015: CDA	04/16/2015: A CDA report reflecting a value of $825,000 which is a 0% variance was provided. Condition Cleared.
300010580	$798,680	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in file.		04/16/15: CDA provided reflecting a value of $998,350 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300010577	$486,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review Appraisal Missing: A CDA Report was not provided.	04/16/2015: CDA	04/16/2015: A CDA report reflecting a value of $630,000 which is a 0% variance was provided. Condition Cleared.
No Mortgage Lates 0 x 30 Mortgage History; DTI is lower than guideline maximum 24.71% DTI vs 43.00; Full Documentation Loan is Full Documentation; Years in Field 6 yrs in filed B1; B2 8 years in field; Current Rate is lower than previous rate Rate of 3.99% vs 4.5 ;

300010577	$486,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	The Initial TIL was not provided to the Borrower within 3 business days of the application date. The Initial TIL is dated 03/09/2015; application is dated 01/16/2015.	04/16/2015: Initial TIL - app date 1/16 (Friday), 1/19 (Monday) Federal Holiday, Disclosure sent 1/21 - 2nd business day	04/16/2015: Audit review of Initial TIL, dated 01/21/2015, is within three days of application date of 01/16/2015. Documentation submitted is deemed acceptable, condition cleared.
No Mortgage Lates 0 x 30 Mortgage History; DTI is lower than guideline maximum 24.71% DTI vs 43.00; Full Documentation Loan is Full Documentation; Years in Field 6 yrs in filed B1; B2 8 years in field; Current Rate is lower than previous rate Rate of 3.99% vs 4.5 ;

300010577	$486,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(e)	CB	B	B	Insufficient Credit Score	Terms/Guidelines	FICO of < 720 requires 18 months reserves, Borrower only provides evidence of 15.90 months.
Audit reviewed the loan file and has determined that the lower FICO and having 15.90 months reserves versus 18 months does not affect the overall ability to repay the subject loan. Compensating factors include DTI lower than guideline maximum, current rate lower than prior rate, 0x30 mortgage history, years in field of employment for both borrowers over 5 years and loan is full documentation.
																		Exception	Originator
No Mortgage Lates 0 x 30 Mortgage History; DTI is lower than guideline maximum 25.01% DTI vs 43.00; Full Documentation Loan is Full Documentation; Years in Field 6 yrs in filed B1; B2 8 years in field; Current Rate is lower than previous rate Rate of 3.99% vs 4.5 ;

300010577	$486,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines	Missing Asset Statement dated 03/04/2015 and prior month statement showing a balance of $35,013.00 used by underwriter for reserves.	4/18/2015 Asset Statements were provided along with documentation regarding the recent large deposit. Uploaded for your review.
4/18/2015 Two months most recent bank statements provided along with printout dated 3/4/15 and source of funds for large deposit in the amount of $14,279.32 (from employer).  Sufficient assets verified for reserves, condition cleared.

No Mortgage Lates 0 x 30 Mortgage History; DTI is lower than guideline maximum 24.71% DTI vs 43.00; Full Documentation Loan is Full Documentation; Years in Field 6 yrs in filed B1; B2 8 years in field; Current Rate is lower than previous rate Rate of 3.99% vs 4.5 ;

300010577	$486,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment	Lender Retail Guidelines dated 10/20/2014 require two consecutive paystubs if paid bi-weekly or semi- monthly. Missing 1 additional paystub for Co-Borrower.
4/18/2015 In file we have a pay stub dated 12/30/14 covering at approximately 11 months of YTD pay supported by the VOE that states the co-borrower is paid over an 11 month contract. Per Lender guidelines to document teacher income we have the option of obtaining a written VOE, which as previously stated, was provided. VOE uploaded for your review.

4/18/2015 Audit has reviewed the lenders rebuttal and concurs.  The paystub that was provided in the loan file covers a 30 day period (borrower paid monthly) and is supported by a written verification of employment.  No further documentation required, condition cleared.

No Mortgage Lates 0 x 30 Mortgage History; DTI is lower than guideline maximum 24.71% DTI vs 43.00; Full Documentation Loan is Full Documentation; Years in Field 6 yrs in filed B1; B2 8 years in field; Current Rate is lower than previous rate Rate of 3.99% vs 4.5 ;

300010577	$486,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Less Than 2 Year Job Stability	Income/Employment	Lender Residential Guidelines require 2 years of employment history. Borrower has only been employed since 03/02/2015.	04/16/2015: VOE from 9/4/2012 through 3/2015
04/16/2015: Audit review of VOE dated 03/12/2015 verifies 2 years of employment history. One employer from 09/2012 through 03/2015 and current employer as of 03/02/2015.  Documentation submitted is deemed acceptable. Condition cleared.

No Mortgage Lates 0 x 30 Mortgage History; DTI is lower than guideline maximum 24.71% DTI vs 43.00; Full Documentation Loan is Full Documentation; Years in Field 6 yrs in filed B1; B2 8 years in field; Current Rate is lower than previous rate Rate of 3.99% vs 4.5 ;

300010576	$647,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing copy of Recorded Mortgage/Deed of Trust for subject loan	Legal Documents	Missing evidence Mortgage was recorded.		04/13/2015: Evidence Mortgage was recorded was provided. Condition cleared.
300010576	$647,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		04/13/2015: CDA reflecting reconciled value of $860,000 at 0% variance was provided. Condition cleared.
300010575	$844,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Good Faith Estimate not provided within 3 business days of application date.	RESPA	Missing Good Faith Estimate from application dated 05/21/2014	4/16/2015 Data Element-Field #11 - Property address. Completes the application process on 7/11/2014. Disclosures sent 7/11/14.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 7/11/2014 which is when the property was identified.  Three day disclosures were mailed out on 7/11/2014 which is within compliance, no further documentation required.  Condition cleared.

300010575	$844,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Missing Affiliated Business Disclosure from application dated 05/21/2014	4/16/2015 Data Element-Field #11 - Property address. Completes the application process on 7/11/2014. Disclosures sent 7/11/14.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 7/11/2014 which is when the property was identified.  Three day disclosures were mailed out on 7/11/2014 which is within compliance, no further documentation required.  Condition cleared.

300010575	$844,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	Missing initial TIL from application dated 05/21/2014	4/16/2015 Data Element-Field #11 - Property address. Completes the application process on 7/11/2014. Disclosures sent 7/11/14.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 7/11/2014 which is when the property was identified.  Three day disclosures were mailed out on 7/11/2014 which is within compliance, no further documentation required.  Condition cleared.

300010575	$844,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	Missing servicing disclosure from application dated 05/21/2014	4/16/2015 Data Element-Field #11 - Property address. Completes the application process on 7/11/2014. Disclosures sent 7/11/14.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 7/11/2014 which is when the property was identified.  Three day disclosures were mailed out on 7/11/2014 which is within compliance, no further documentation required.  Condition cleared.

300010575	$844,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Federal High-Cost	Missing HUD Homeownership Counseling disclosure from application dated 05/21/2014	4/16/2015 Data Element-Field #11 - Property address. Completes the application process on 7/11/2014. Disclosures sent 7/11/14.
4/16/2015 Received copy of audit trail to verify property was a "to be determined" until 7/11/2014 which is when the property was identified.  Three day disclosures were mailed out on 7/11/2014 which is within compliance, no further documentation required.  Condition cleared.

300010575	$844,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA	Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 16.64%. The Lender was required to provide a cure in the amount of $54.98.		Page 1 of the Final HUD-1 dated 02/26/2015 shows a RESPA cure in the amount of $54.98. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
300010575	$844,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Federal Consumer Protection	Missing Appraisal Disclosure	4/16/2015 Data Element-Field #11 - Property address. Completes the application process on 7/11/2014. Disclosures sent 7/11/14.
4/16/2015 Copy of Notice of Right to Copy of Appraisal was included in the original loan file pg 80 and dated 7/11/14.  Received copy of audit trail to verify property was a "to be determined" until 7/11/2014 which is when the property was identified.  Three day disclosures were mailed out on 7/11/2014 which is within compliance, no further documentation required.  Condition cleared.

300010575	$844,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in the file		04/16/15: CDA provided reflecting a value of $1,061,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300010574	$700,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Federal Consumer Protection	Please provide Appraisal Disclosure within 3 days of application date. The initial application is dated 12/04/2014, disclosure is dated 12/14/2014.
4/14/2015 Original application process was started on 12/4 however, the completed GFE application process was not completed until 12/14 with all 6 data elements that creates a GFE application.  Once the GFE application date is completed, the system triggers initial disclosures to be sent to the borrower.

04/17/2015: Lender provided evidence that a property address was entered into the system on 12/14/2014. All initial disclosures provided on 12/14/15 are in compliance. Condition cleared 4/14/2015 Audit has reviewed the lenders rebuttal, however no evidence was provided to support the rebuttal to show what the 6th element that was missing that prevented it from being a full application on 12/4/14 and what date the missing element was inputted to make it a full application ie.. screen shot.  Condition remains.

300010574	$700,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	Please provide servicing Disclosure within 3 days of application date. The initial application is dated 12/04/2014. Disclosure is dated 12/14/2014.
4/14/2015 Original application process was started on 12/4 however, the completed GFE application process was not completed until 12/14 with all 6 data elements that creates a GFE application.  Once the GFE application date is completed, the system triggers initial disclosures to be sent to the borrower.

04/17/2015: Lender provided evidence that a property address was entered into the system on 12/14/2014. All initial disclosures provided on 12/14/15 are in compliance. Condition cleared 4/14/2015 Audit has reviewed the lenders rebuttal, however no evidence was provided to support the rebuttal to show what the 6th element that was missing that prevented it from being a full application on 12/4/14 and what date the missing element was inputted to make it a full application ie.. screen shot.  Condition remains.

300010574	$700,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Good Faith Estimate not provided within 3 business days of application date.	RESPA	Please provide Good Faith Estimate within 3 days of application date. The initial application is dated 12/04/2014. disclosure is dated 12/14/2014.
4/14/2015 Original application process was started on 12/4 however, the completed GFE application process was not completed until 12/14 with all 6 data elements that creates a GFE application.  Once the GFE application date is completed, the system triggers initial disclosures to be sent to the borrower.

04/17/2015: Lender provided evidence that a property address was entered into the system on 12/14/2014. All initial disclosures provided on 12/14/15 are in compliance. Condition cleared 4/14/2015 Audit has reviewed the lenders rebuttal, however no evidence was provided to support the rebuttal to show what the 6th element that was missing that prevented it from being a full application on 12/4/14 and what date the missing element was inputted to make it a full application ie.. screen shot.  Condition remains.

300010574	$700,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Federal High-Cost	Please provide HUD Disclosure within 3 days of application date. The initial application is dated 12/04/2014. disclosure is dated 12/14/2014.
4/14/2015 Original application process was started on 12/4 however, the completed GFE application process was not completed until 12/14 with all 6 data elements that creates a GFE application.  Once the GFE application date is completed, the system triggers initial disclosures to be sent to the borrower.

 4/14/2015 Audit has reviewed the lenders rebuttal and has received the copy of the Homeownership Counseling Notice dated 12/14/14, however no evidence was provided to support the rebuttal to show what the 6th element that was missing that prevented it from being a full application on 12/4/14 and what date the missing element was inputted to make it a full application ie.. screen shot. Condition remains.

300010574	$700,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Please provide Affiliated Disclosure within 3 days of application date. The initial application is dated 12/04/2014. disclosure is dated 12/14/2014.
4/14/2015 Original application process was started on 12/4 however, the completed GFE application process was not completed until 12/14 with all 6 data elements that creates a GFE application.  Once the GFE application date is completed, the system triggers initial disclosures to be sent to the borrower.

04/17/2015: Lender provided evidence that a property address was entered into the system on 12/14/2014. All initial disclosures provided on 12/14/15 are in compliance. Condition cleared. 4/14/2015 Audit has reviewed the lenders rebuttal, however no evidence was provided to support the rebuttal to show what the 6th element that was missing that prevented it from being a full application on 12/4/14 and what date the missing element was inputted to make it a full application ie.. screen shot.  Condition remains.

300010574	$700,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	Please provide Initial TIL Disclosure within 3 days of application date. The initial application is dated 12/04/2014. disclosure is dated 12/14/2014.
4/14/2015 Original application process was started on 12/4 however, the completed GFE application process was not completed until 12/14 with all 6 data elements that creates a GFE application.  Once the GFE application date is completed, the system triggers initial disclosures to be sent to the borrower.

04/17/2015: Lender provided evidence that a property address was entered into the system on 12/14/2014. All initial disclosures provided on 12/14/15 are in compliance. Condition cleared 4/14/2015 Audit has reviewed the lenders rebuttal, however no evidence was provided to support the rebuttal to show what the 6th element that was missing that prevented it from being a full application on 12/4/14 and what date the missing element was inputted to make it a full application ie.. screen shot.  Condition remains.

300010574	$700,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing VOR	Terms/Guidelines	24 month verification of rent not provided in file.	4/17/2015 Lender requires a 12 month VOR, not 24 months. Documentation to verify 12 months satisfactory rental payments uploaded for your review.
4/17/2015 Audit has reviewed lenders rebuttal and concurs that per Lender guidelines dated 1/15/2015 only requires 12 months to be verified, not 24.   Lender has provided the most recent 12 months of Bill Detail printouts from Checking Account as evidence for satisfactory rental history.  Condition cleared.

300010574	$700,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file		04/16/15: CDA provided reflecting a value of $900,000 which is a -3.2% variance. Variance within acceptable tolerance. Condition Cleared.
300010572	$1,024,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		04/21/15: CDA provided reflecting a value of $1,375,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 25.81 < 43; FICO is higher than guideline minimum 787 > 720; LTV is lower than guideline maximum 74.47 < 80;
300010572	$1,024,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines
Lender Residential Guidelines require two months consecutive statements to verify funds for closing and reserves.  One months statement was provided for third bank account listed on 1003.  Please provide a second consecutive statement to support funds for closing and reserves.
																	04/16/2015: 2 months statements verified in file. Condition cleared.			DTI is lower than guideline maximum 25.81 < 43; FICO is higher than guideline minimum 787 > 720; LTV is lower than guideline maximum 74.47 < 80;
300010562	$957,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	CDA report was not provided.	04/11/2015: Appraisal review	04/11/2015: A CDA report reflecting a value of $1,320,000 which is a 0% variance was provided. Condition Cleared.			Reserves are higher than guideline minimum 20 months reserves > 12 required; FICO is higher than guideline minimum 737 score > 720 minimum; Years in Field 12 years in same field;
300010562	$957,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Missing evidence Affiliated Business Disclosure was provided to Borrower within 3 business days of the application.	04/11/2015: Affiliated Business Disclosure	04/11/2015: Audit review of Affiliated Business Disclosure, dated 01/21/2015, is within three days of application date of 01/19/2015. Documentation submitted is deemed acceptable, condition cleared.			Reserves are higher than guideline minimum 20 months reserves > 12 required; FICO is higher than guideline minimum 737 score > 720 minimum; Years in Field 12 years in same field;
300010562	$957,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Servicing Disclosure Statement	General Compliance	Missing Servicing Disclosure Statement.	04/11/2015: Servicing Disclosure	04/11/2015: Audit review of Servicing Disclosure Statement, dated 01/21/2015, is within three days of application date of 01/19/2015. Documentation submitted is deemed acceptable, condition cleared.			Reserves are higher than guideline minimum 20 months reserves > 12 required; FICO is higher than guideline minimum 737 score > 720 minimum; Years in Field 12 years in same field;
300010562	$957,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Incorrect rescission model – Same lender refinance requires form H-9	TILA	Lender utilized an incorrect Right to Cancel form for a same lender refinance.
04/15/2015: Due Diligence Response regarding H8 vs H9; It is deed acceptable to provide the Right to Cancel on the H-8 form when no new money is issued on the new debt. Per the Title Commitment, Schedule B section, the initial loan amount in July 2014 was $975,000. The Refinance in February 2015 was $957,000.  The H-9 discloses to the borrower that a new transaction is being entered to ‘increase’ the amount of credit previously provided.

04/15/2015: Audit concurs with lender, Refinance made by “same/original” creditor with no “new money”/”cash out”: No rescission is required. The use of the H8 and the H9 safe harbor rescission forms are intended for specific loan conditions; H8 for new loan with new lender or refinance with new lender, and H9 for existing lender when the new loan is an increase from the amount of the old loan (termed cash-out). A refinancing of an existing loan without the advance of new money does not include a right to cancel requirement. Based on the “same lender rate-term refinance designation”, lender was not required to provide a right to cancel the new transaction, and while having provided the H8 form where none was required is not a Best Practice, the regulatory error in our review has been cleared.
																				Reserves are higher than guideline minimum 20 months reserves > 12 required; FICO is higher than guideline minimum 737 score > 720 minimum; Years in Field 12 years in same field;
300010562	$957,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Initial Truth in Lending (Lender Disclosure)	TILA	Missing initial Truth In Lending disclosure provided to Borrower within 3 business days of application.	04/11/2015: Initial Truth In Lending	04/11/2015: Audit review of Initial Truth In Lending, dated 01/21/2015, is within three days of application date of 01/19/2015. Documentation submitted is deemed acceptable, condition cleared.			Reserves are higher than guideline minimum 20 months reserves > 12 required; FICO is higher than guideline minimum 737 score > 720 minimum; Years in Field 12 years in same field;
300010562	$957,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Lender did not accurately classify fees by tolerance section on GFE and/or HUD-1	General Compliance	GFE fees located in wrong section of HUD-1 comparison page. Title services fee should have been located in the section that cannot increase more than 10%.	04/22/2015: HUD-1, Settlement service Provider and title commitment, as requested. 04/15/2015: Settlement Service Provider, HUD & Title work -
04/22/2015: Audit review of HUD-1, Settlement service Provider and title commitment documentation does not reflect the title company listed on the Settlement service Provider list, therefore the fees on the final HUD are listed in the correct section. Condition cleared.
 04/15/2015: MT ADMIN - There was an issue on upload of the three Remedy documents (HUD1, SettleServProv, TitleComm). Please ensure the files are not corrupt and reupload them all for Review. Thanks.
																				Reserves are higher than guideline minimum 20 months reserves > 12 required; FICO is higher than guideline minimum 737 score > 720 minimum; Years in Field 12 years in same field;
300010562	$957,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Rate Lock Agreement	General Compliance	Missing evidence Rate Lock agreement was provided to Borrower.	04/11/2015: Rate Lock Agreement	04/11/2015: Audit review of Rate Lock Agreement dated 01/19/2015 documentation submitted is deemed acceptable, condition cleared.			Reserves are higher than guideline minimum 20 months reserves > 12 required; FICO is higher than guideline minimum 737 score > 720 minimum; Years in Field 12 years in same field;
300010560	$612,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	Missing 2012 Federal K-1; only have state form, which does not provide complete information needed to calculate income.		04/22/2015: Audit reviewed the Schedule K-1 (100S) and has determined that it coincides with information provided on the K-1. Borrower has 8.13% ownership. No other documentation is required.			No Mortgage Lates 0X30 > 7 years; FICO is higher than guideline minimum 790 > 720 minimum; DTI is lower than guideline maximum 20.27% < 43% maximum;
300010560	$612,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review Appraisal Missing - a CDA report was not provided.	04/16/2015: CDA	04/16/2015: A CDA report reflecting a value of $817,000 which is a 0% variance was provided. Condition Cleared.			No Mortgage Lates 0X30 > 7 years; FICO is higher than guideline minimum 790 > 720 minimum; DTI is lower than guideline maximum 20.27% < 43% maximum;
300010560	$612,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date	04/16/2015: initial ABA	04/16/2015: : Audit review of Affiliated Business Disclosure, dated 02/02/2015, is within three days of application date of 01/29/2015. Documentation submitted is deemed acceptable, condition cleared.			No Mortgage Lates 0X30 > 7 years; FICO is higher than guideline minimum 790 > 720 minimum; DTI is lower than guideline maximum 20.27% < 43% maximum;
300010560	$612,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Rate Lock Agreement	General Compliance	Missing Rate Lock Agreement	04/16/2015: Rate Lock	04/15/2015: Audit review of Rate Lock Agreement, dated 02/02/2015, documentation submitted is deemed acceptable. Condition cleared.			No Mortgage Lates 0X30 > 7 years; FICO is higher than guideline minimum 790 > 720 minimum; DTI is lower than guideline maximum 20.27% < 43% maximum;
300010559	$967,500	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(e)	CB	B	B	Insufficient Reserves	Terms/Guidelines	Borrower does not have 6 months liquid reserves as required by the guidelines.
Audit has reviewed the loan file and has determined that being short liquid reserves does not effect the borrowers ability to repay the loan. Compensation factors include Combined total of 25 months reserves between liquid and retirement account, 20.71% DTI, 75% CLTV
																		Exception	Originator	Reserves are higher than guideline minimum Combined total of 25 months reserves between liquid and retirement account; DTI is lower than guideline maximum 20.71% DTI;
300010559	$967,500	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review Appraisal Missing: A CDA Report was not provided.		4/16/2015 A CDA report reflecting a value of $1,290,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300010558	$981,600	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing VOR	Terms/Guidelines	Missing evidence of Rent payment for April 2014.	04/20/15: Lender requires 12 month satisfactory payment history, as borrower provided documentation to account for February 2014-February 2015 (sans April) we have validated 12 months. Please clear.
04/20/2015: Audit reviewed the rents received and has determined that 12 months was provided with the exception of April 2014. Most recent 10 months were fully provided. Borrower has shown a history of paying on time. Condition cleared.
																				FICO is higher than guideline minimum 742 >720 ; Reserves are higher than guideline minimum 31 mos > 12 mos; Years in Field 8 yrs in profession;
300010558	$981,600	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided at least 7 Business days prior to loan closed date – MDIA violation (Lender Disclosure)	TILA	Initial TIL not provided at least 7 Business days prior to loan closed date: Re-disclosed initial TIL is dated 02/25/2015, loan closed 03/03/2015. APR increased > .125%.	04/21/2015: Evidence of when loan went from TBD to application
04/21/2015: Audit review of print screen documentation reflects evidence that property was TBD until 02/20/2014.  Condition cleared.
 4/16/2015:  Received copy of initial TIL dated 2/20/15, however please provide evidence as to what date the loan went from a pre-approval "TBD" to a live file (when the property was identified) due to initial 1003 in file is dated 2/9/15 but this appears to be a pre-approval date.
																				FICO is higher than guideline minimum 742 >720 ; Reserves are higher than guideline minimum 31 mos > 12 mos; Years in Field 8 yrs in profession;
300010558	$981,600	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Re-disclosed Initial TIL (Lender Disclosure) not provided at least 3 business days prior to loan consummation (3 business days presumed receipt for mailing) – MDIA violation	TILA
Please provide evidence that the borrower actually received the re-disclosed TIL on 2/25/15 due to it must be provided at least 3 business days prior to loan consummation. (ie..copy of email, copy of eTracking Disclosure History)  The re-disclosed TIL was required due to the APR increased by more than .125%.

04/21/2015: Audit review of initial TIL's are dated 02/20/2015 with APR of 3.93% and 02/25/2015 with APR of 3.93%; Final TIL dated 03/03/2015 with APR of 3.91.  Documentation submitted is deemed acceptable. Condition cleared.
																				FICO is higher than guideline minimum 742 >720 ; Reserves are higher than guideline minimum 31 mos > 12 mos; Years in Field 8 yrs in profession;
300010558	$981,600	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Servicing Disclosure Statement	General Compliance	Missing evidence Servicing Disclosure was provided to Borrower.		4/16/2015 Copy of Servicing Disclosure dated 2/20/15 provided. Condition cleared.			FICO is higher than guideline minimum 742 >720 ; Reserves are higher than guideline minimum 31 mos > 12 mos; Years in Field 8 yrs in profession;
300010558	$981,600	CA	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Affiliated Business Disclosure in file is dated 03/03/2015, initial application is dated 02/21/2015.		4/16/15 Affiliated Business disclosure provided dated 2/20/15, however is not executed. Loan will be graded a B.			FICO is higher than guideline minimum 742 >720 ; Reserves are higher than guideline minimum 31 mos > 12 mos; Years in Field 8 yrs in profession;
300010558	$981,600	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in the file		4/16/2015 CDA report with 0% variance provided. No market or eligibility issues noted. Condition cleared.			FICO is higher than guideline minimum 742 >720 ; Reserves are higher than guideline minimum 31 mos > 12 mos; Years in Field 8 yrs in profession;
300010555	$622,500	DC	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in file.		4/16/2015 A CDA report reflecting a value of $850,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300010554	$984,000	MD	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report is required.		4/9/15 CDA report with 0% variance provided. No market or eligibility issues noted.			Reserves are higher than guideline minimum 411 months reserves > 14 months minimum; No Mortgage Lates 0X30 > 48 months; FICO is higher than guideline minimum 758 > 720 minimum;
300010551	$568,000	VA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review Appraisal Missing: A CDA Report was not provided.		04/09/15: CDA provided reflecting a value of $689,000 which is a -3.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 13.03% DTI ; FICO is higher than guideline minimum 770 FICO ; Years on Job Borrower 17 yrs same employer;
300010551	$568,000	VA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing initial TIL (Lender Disclosure)	TILA	Please provide initial TIL dated 01/20/2015 as reflected in the Disclosure Tracking Summary.		4/9/15 Initial TIL provided dated 1/20/15. Condition cleared.			DTI is lower than guideline maximum 13.03% DTI ; FICO is higher than guideline minimum 770 FICO ; Years on Job Borrower 17 yrs same employer;
300010551	$568,000	VA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing VOM	Terms/Guidelines
Guidelines require 24 month minimum mortgage payment history.  Only 7 months mortgage history reflected on credit report.  Missing verification for last 24 months housing history to reflect 0x30 and current prior to docs.
																04/11/2015: Please refer to line item #12 on the credit report provided, current mortgage was transferred total history of 29 months.
04/11/2015: Audit has re-analyzed the final Credit Report documentation and determined that mortgage was  transferred  on 05/2012, loan amounts reflect as the same, as well as the dates.  24 months housing history has been verified.  Documentation submitted is deemed acceptable, condition cleared.
																				DTI is lower than guideline maximum 13.03% DTI ; FICO is higher than guideline minimum 770 FICO ; Years on Job Borrower 17 yrs same employer;
300010550	$1,130,000	VA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		4/10/2015: CDA reflecting reconciled value of $1,465,000 at 0% variance was provided. Condition cleared.
300014538	$460,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Tax Transcripts	Income/Employment	2012 IRS Transcripts not provided for Co-borrower.	04/28/2015: 2012 transcripts uploaded for your review.	04/28/2015: Audit review of 2012 tax transcripts documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum Guidelines require minimum 720 FICO, borrowers have 770; Reserves are higher than guideline minimum Minimum reserves required 12 months, borrowers have 33; DTI is lower than guideline maximum Maximum DTI 43% permitted, borrowers are at 18.73% DTI;

300014538	$460,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing VOR	Terms/Guidelines	Cancelled rent check for October 2014 for $2300 not provided in the loan file.	04/24/2015: As the borrower provided 13 months cancelled checks documenting a satisfactory payment history met the 12 month requirement and was not concerned with the Oct check.
04/24/2015: Audit review of cancelled checks dated 01/2014 through 09/2104 and 11/2014 through 02/2015, 13 months provided.  The missing cancelled check for 10/2014 is immaterial to loan decision, therefore no further documentation required. Condition cleared.

FICO is higher than guideline minimum Guidelines require minimum 720 FICO, borrowers have 770; Reserves are higher than guideline minimum Minimum reserves required 12 months, borrowers have 33; DTI is lower than guideline maximum Maximum DTI 43% permitted, borrowers are at 18.73% DTI;

300014538	$460,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA
The GFE reflects fees of $771.30 vs. actual fees of $872 were charged on the HUD-1 in the section that cannot increase more that 10%.  The amount of restitution is $23.57.  The lender credit of $105.57 found on line #207 of the HUD-1 is sufficient.  Loan will be graded a B for Fitch and A for others.

4/22/15 The GFE reflects fees of $771.30 vs. actual fees of $872 were charged on the HUD-1 in the section that cannot increase more that 10%.  The amount of restitution is $23.57.  The lender credit of $105.57 found on line #207 of the HUD-1 is sufficient.  Loan will be graded a B for Fitch and A for others.

FICO is higher than guideline minimum Guidelines require minimum 720 FICO, borrowers have 770; Reserves are higher than guideline minimum Minimum reserves required 12 months, borrowers have 33; DTI is lower than guideline maximum Maximum DTI 43% permitted, borrowers are at 18.73% DTI;

300014538	$460,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in the loan file.	04/27/2015: CDA	04/27/2015: A CDA report reflecting a value of $575,000 which is a 0% variance was provided. Condition Cleared.
FICO is higher than guideline minimum Guidelines require minimum 720 FICO, borrowers have 770; Reserves are higher than guideline minimum Minimum reserves required 12 months, borrowers have 33; DTI is lower than guideline maximum Maximum DTI 43% permitted, borrowers are at 18.73% DTI;

300014533	$569,060	NC	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.	04/27/2015: CDA	04/27/2015: A CDA report reflecting a value of $715,000 which is a 0% variance was provided. Condition Cleared.
300014533	$569,060	NC	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	General Property Exception 1	Property	Provide color photos for the 442/Final inspection. All pictures must be labeled to indicate which room they are.	04/27/2015: Color PDF copy of the final inspection uploaded for your review.	04/27/2015: Audit review of Appraisal Update and/or Completion Report with color photos documentation submitted is deemed acceptable. Condition cleared.
300014528	$620,952	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.	04/27/2015: CDA	04/27/2015: A CDA report reflecting a value of $776,500 which is a 0% variance was provided. Condition Cleared.
300014528	$620,952	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Prepaid Finance Charges under disclosed	TILA	Prepaid finance charges under disclosed by $2,571.47. The file does not contain the TIL itemization and therefore the cause of the under-disclosure cannot be determined.	04/27/2015: Uploading Final HUD-1 Fee Itemization
04/27/2015: Audit has re-analyzed the HUD-1 documentation and determined that a seller credit was given in the amount of $5,000 for closing costs including prepaid items, as set forth in the Purchase Contract page 1052 of the loan documents. Loan is no longer under disclosed, condition cleared.

300014528	$620,952	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Finance Charge Under Disclosed	TILA	Prepaid finance charges under disclosed by $2,571.47. The file does not contain the TIL itemization and therefore the cause of the under-disclosure cannot be determined.	04/27/2015: Uploading Final HUD-1 Fee Itemization
04/27/2015: Audit has re-analyzed the HUD-1 documentation and determined that a seller credit was given in the amount of $5,000 for closing costs including prepaid items, as set forth in the Purchase Contract page 1052 of the loan documents. Loan is no longer under disclosed, condition cleared.

300014528	$620,952	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Third Party Fraud Tool (Report)	Legal Documents	Third Party Fraud Report for Co-Borrower not provided in file.	04/29/2015: Fraud report with both borrowers listed uploaded for your review. 04/27/2015: Fraud report uploaded for your review.
04/29/2015: Audit review of Fraud report dated 03/10/2015 documentation submitted is deemed acceptable. Audit reviewed and all red flags are cleared. Condition cleared.
 04/27/2015: Audit review of Fraud documentation submitted was NOT for the co-borrower. Provide Fraud report for co-borrower. Condition remains.

300014525	$460,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing VOR	Terms/Guidelines	Borrower only has 4 months mortgage history reporting on the credit report. Provide satisfactory VOR for prior residence.
04/24/2015: Lender processed the borrower's purchase transaction, for this refinance the documentation provided by the borrower's former employer verifying that he lived rent free was utilized. Employer LOX uploaded for your review.

04/24/2015: Audit review of letter of explanation for mortgage history on prior residence and has determined that borrower lived rent free since 11/2012. Prior employer owned property. Condition cleared
																				CLTV is lower than guideline maximum 73.02% CLTV; DTI is lower than guideline maximum 32.10% DTI;
300014525	$460,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	General Credit Exception	Terms/Guidelines	Provide LOE from the borrower: why is the mailing address on 1003 the address of the prior rental residence.	04/27/2015: Mailing address was a typo, corrected application provided for your review.	04/27/2015: Audit review of corrected mailing address on the application submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 73.02% CLTV; DTI is lower than guideline maximum 32.10% DTI;
300014525	$460,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Insufficient Reserves	Terms/Guidelines	The borrower is short $3052.37 in reserves. The account listed on the underwriters asset worksheet with a balance of $8358.97 is missing from the file.	04/27/2015: statement uploaded for your review.	04/27/2015: Audit review of documentation submitted is deemed acceptable. Verified reserves are $45,796.31, assets are sufficient to qualify for the loan. Condition cleared.			CLTV is lower than guideline maximum 73.02% CLTV; DTI is lower than guideline maximum 32.10% DTI;
300014525	$460,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing HUD Homeownership Organization Counseling Disclosure	Federal Consumer Protection	Missing a copy of the list that was given to the borrower within 3 days of application with the 10 counseling agencies on it for the HUD Homeownership Counseling Disclosure.	04/24/2015: H.O. Counseling Disc and DD Response
04/24/2015: Audit review of HUD Homeownership Counseling Disclosure, dated 01/22/2015, is within three days of application date of 01/19/2015. Documentation submitted is deemed acceptable, condition cleared.
																				CLTV is lower than guideline maximum 73.02% CLTV; DTI is lower than guideline maximum 32.10% DTI;
300014525	$460,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.	04/27/2015: CDA	04/27/2015: A CDA report reflecting a value of $630,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 73.02% CLTV; DTI is lower than guideline maximum 32.10% DTI;
300014525	$460,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	General Property Exception 1	Property	Missing lenders Condo Warranty	04/24/2015: Condo Approval	04/24/2015: Audit review of Condo Approval documentation submitted is deemed acceptable. Condition cleared			CLTV is lower than guideline maximum 73.02% CLTV; DTI is lower than guideline maximum 32.10% DTI;
110744318	$690,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines	Missing Bank statement for asset account # 2 listed on the 1003, for borrower 2.
05/26/2015: We are unable to provide full statement for asset account # 2, however without consideration of this account, borrowers still have significant PLL (over $150K) in addition to retirement assets.

05/26/2015: Audit reviewed the lender rebuttal and has determine that assets/reserves ($533,384.13) are sufficient to qualify for the loan without the  referenced account statement. Finding is immaterial to loan decision, therefore no further documentation required. Condition cleared. Condition cleared.
																				No Mortgage Lates 93 months no mortgage lates Borrower; DTI is lower than guideline maximum 20.92% DTI; Years in Field 36 years in filed Co-borrower;
110744318	$690,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing Verification of Taxes and Insurance amounts for Rental Property	Terms/Guidelines	Evidence of mortgage payments for second lien and evidence of taxes and insurance for 2nd REO property listed on the 1003 for borrower 1, not provided in the file.	05/26/2015: Mortgages are reported on (B1) credit report, Tax and insurance used from 2012 tax return as reported.	05/26/2015: Audit has re-analyzed the loan documents and the 2012 schedule E, as well as the credit report, are deemed acceptable documentation for loans pre-QM. Condition cleared.			No Mortgage Lates 93 months no mortgage lates Borrower; DTI is lower than guideline maximum 20.92% DTI; Years in Field 36 years in filed Co-borrower;
110744318	$690,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Insufficient Credit Score	Terms/Guidelines	Credit score required by Loan Approval Worksheet is 779. The lowest of the middle of 3 scores from the report dated 05/13/2013 is 688
05/26/2015: Decision FICO should have been 688, however it was ovelooked and we didn't obtained from RWT for an exception. Although RWT minimum FICO is 720, exception is considerable. FICO 688 is attributed by minor charge off/collection account, mortgage history dated since 2003 and paid as agreed.

05/26/2015: Audit acknowledges that the FICO is outside of guides, credit score 688 < 779 on the Lenders Approval Worksheet. Audit acknowledges that the lender used the primary borrowers middle score instead of the lowest of the two borrowers middle score. Compensating factors noted are: DTI of 20.92% lower than maximum DTI of 38.00%, No mortgage lates -  0 x 30 over 93 months, 36 years in field and 9 years in subject property. Loan will be graded a B.
 5/18/18 Email sent for clarification
																		Exception	Originator	No Mortgage Lates 93 months no mortgage lates Borrower; DTI is lower than guideline maximum 20.92% DTI; Years in Field 36 years in filed Co-borrower;
110744318	$690,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Failure to Provide Final TIL	TILA	Final TIL dated 06/28/2013 not provided in file	05/14/2015: Disagree, please see attached for Final TIL.	05/14/2015: Audit review of Final TIL documentation submitted is deemed acceptable. Condition cleared.			No Mortgage Lates 93 months no mortgage lates Borrower; DTI is lower than guideline maximum 20.92% DTI; Years in Field 36 years in filed Co-borrower;
110744318	$690,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided in file	05/14/2015: CDA	05/14/2015: A CDA report reflecting a value of $970,000 which is a 0% variance was provided. Condition Cleared.			No Mortgage Lates 93 months no mortgage lates Borrower; DTI is lower than guideline maximum 20.92% DTI; Years in Field 36 years in filed Co-borrower;
109797319	$701,792	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Appraisal in file is dated greater than 120 days from closing	Terms/Guidelines	The initial appraisal was completed on 8/23/2012. The second appraisal was dated 04/10/2013
5/21: Loan was originally locked with Lender in August, 2012, but was delayed. Given that  the Lender had a full appraisal prepared specifically for the transaction, it was determined that an additional current exterior appraisal was sufficient for closing. The explicit approval from the investor in emails appearing in the file. Of note is that since this was a complete re-analysis by the appraiser that the subject actually received a lower value (which the Lender utilized) on the update than on the original. Based upon the quality of the original and updated appraisals, the quality of the property and market conditions noted therein and upon the Lender's personal knowledge of the clients, the Lender was very comfortable with the value conclusion. Please also note borrowers' 17% DTI, respective 784 and 792 FICOs and $625K reserves. Please clear or refer to the current investor for decisioning.
 5/14/15 Lender requires only one appraisal. The one dated 4/10 is valid and dated 30 days before closing. Please clear.

Audit has reviewed the loan file and determined that the drive by appraisal was done but the supervisor that signed the original appraisal. A drive appraisal is a better indicator of value than an appraisal update/re-cert. The CDA supported value. Condition cleared. 5/14/15 The full appraisal in the file is dated 08/23/2012. There is no re-certification of value to that appraisal. The appraisal dated 04/10/2013 is an exterior only appraisal. A full appraisal within 120 days of the Note date,5/10/13 is required. Condition not cleared.

109797319	$701,792	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	B	RA	A	A	Finance Charge Under Disclosed	TILA	Unable to determine the under disclosure of $416.32.
Lender failed to disclose $250 Title Closer fee as a Finance Charge. The Lender had over disclosed $90 for Messenger fee, therefore total under disclosed finance charge is $160 to be refunded to the borrower (This is a Secondary Residence, Rescission not required). Disagree with amount of $1000.22 for under disclosure. See attached FC analysis and Refund Docs

5/26/2015 Audit reviewed the finance charge information the lender provided and applied the $160.00 refund to the finance charge. The finance charge is now within compliance. Condition cleared. 5/22/2015 Audit has reviewed the fees included in the prepaid finance charge and has determined the amount of the under disclosure is $240.00, not $1000.22

109797319	$701,792	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Statute of Limitations - Prepaid Finance Charges under disclosed	TILA	The under disclosure for the Truth in lending happened n 5/10/2013.
5/26/2015 Audit reviewed the finance charge information the lender provided and applied the $160.00 refund to the finance charge. The finance charge is now within compliance. Condition cleared. 5/22/2015 Audit has reviewed the fees included in the prepaid finance charge and has determined the amount of the under disclosure is $240.00, not $1000.22

109797319	$701,792	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Failure to Provide a Prepayment Disclosure	State/Local Compliance	The lender had a Prepayment Penalty on this file. There was no initial or at closing PPP Disclosure.	5/14/15 Disagree, please see attached for the Fixed Rate Note Prepayment Charge Addendum.	5/14/15 The lender provided the signed pre-payment addendum. Condition cleared.
109797319	$701,792	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Flood Notice is not signed by all applicants.	General Compliance	The disclosure is not signed.		5/14/15 Audit reviewed and determined a signed disclosure is not required. Condition cleared.
109797319	$701,792	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided		05/15/2015: Received CDA Report ordered from investor, reflects variance of $950,000 with 0.00% variance. Cleared.
300011533	$2,000,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Finance Charge Under Disclosed	TILA
Finance charge under disclosed by $889.07. Title recording fees located in the incorrect section of HUD result in a tolerance violation. A lender credit to cure in the amount of $889.07 was not shown on page 1 of the HUD. Per the title recording section, a fee for $1,759 should have been used as a lender discount fee.

5/20/15 Please see attached Email from the Settlement agent confirming that the lender paid portion of the mortgage recording tax.5/19/2015 Disagree, Lender over disclosed $1000 for Escrow Processing, therefore total over disclosed amount was $900. Fee of $1759 listed on line 1207 of Final HUD-1 was not included in the total settlement charges paid by borrower. Compliance confirmed with Settlement agent that the $1759 fee is the lender paid portion of the mortgage recording tax – this is a NY loan and in NY the lender pays .25% of the mortgage recording tax.

5/20/15 The lender provided confirmation from the title agent that the fee $1,759 was paid by the lender and it has been removed from the finance charge. The TIL is now in compliance. Condition cleared. 5/19/2015 Lender to provide confirmation from the settlement agent that the fee on Line 1207 of the HUD for "Quarter Point POCL $1,759.00" was a fee paid by the lender towards the mortgage recording tax. Condition not cleared.
																				LTV is lower than guideline maximum 57.14% ltv/vltv; Reserves are higher than guideline minimum More than 173 months of reserves; No Mortgage Lates No mortgage late payments;
300011533	$2,000,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Failure to Obtain Required Documentation	Legal Documents	The file does not contain evidence of PITIA documentation for other real estate owned, such as taxes, insurance and homeowners association fees.
5/27/15

 REO property # 3: Attached is an appraisal of property evidencing property tax and HOA dues. Property taxes confirmed via attached Zillow. Insurance invoice also attached. REO property # 2: Recent property tax info is attached. Insurance can be estimated at industry standard .035%, and property is an SFR so there is no HOA. With a DTI of 7%, There is plenty of room to absorb any reasonable expense above what was used for underwriting.
																	5/27/2015 The lender provided the required information to document taxes and insurance on the additional REO. Condition cleared.			LTV is lower than guideline maximum 57.14% ltv/vltv; Reserves are higher than guideline minimum More than 173 months of reserves; No Mortgage Lates No mortgage late payments;
300011533	$2,000,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided		05/15/2015: Received CDA Report ordered from investor, reflects value of $3,500,000 with 0.00% variance in value. Cleared.			LTV is lower than guideline maximum 57.14% ltv/vltv; Reserves are higher than guideline minimum More than 173 months of reserves; No Mortgage Lates No mortgage late payments;
110744324	$850,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	The final HUD-1 in the file with a settlement date of 10/23/2012 is not signed by the Borrower and is not certified by the title company.	5/14/15 Disagree, please see attached for certified Final HUD.	5/14/15 Lender provided Final Certified HUD-1 Condition cleared.
110744324	$850,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/2015: Received CDA report ordered by investor. Value of $1,218,000 supported with 0.00% variances. Cleared.
110744332	$1,900,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		05/15/2015: Received the CDA report ordered by investor, reflects a value of $3,800,000 and 0.00% variance. Cleared.
110744332	$1,900,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Borrower credit report dated greater than 120 days from Note date	Terms/Guidelines	The credit report is dated 01/14/2013 and the loan closed on 05/24/2013. The credit report is 136 days old.
5/22/15

 Lender agrees that the report in our file is stale. Please see attached updated credit report for borrower. As you can see, borrower’s current mid score is 750, which is up greatly from the 716 score showing on the old report. As borrower’s score was satisfactory 136 days prior to closing and has risen sharply since, it is clear that credit score on the closing date was no worse than the 716 borrower was approved at. Investor to make a decision.

5/22/15 Audit has reviewed the loan file and the updated credit report the lender has provided and determined that the lender has no specific rules as to the age of the credit report. Audit notes that this loan has a 50% LTV, a 15.54% DTI, 270 months of reserves and is Pre QM. Condition cleared.

110744337	$1,141,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Borrower credit report dated greater than 120 days from Note date	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date. Credit report is dated 2/5/13. Note date is 6/14/13.		05/14/2015: Received updated Borrower credit report dated 05/28/2013. DTI remains within guidelines. Cleared.			No Mortgage Lates 0x30; Years on Job 6 years; Years in Field 18 years;
110744337	$1,141,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	CO-Borrower credit report dated greater than 120 days from Note date	Terms/Guidelines	CO-Borrower credit report dated greater than 120 days from Note date. Credit report is dated 2/5/13. Note date is 6/14/13.		05/14/2015: Received updated CoBorrower credit report dated 05/28/2013. DTI remains within guidelines. Cleared.			No Mortgage Lates 0x30; Years on Job 6 years; Years in Field 18 years;
110744337	$1,141,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Insufficient Credit Score	Terms/Guidelines	Insufficient credit score. Lower of the middle credit score is 715. Loan qualified at 753. Appears missing credit report the lender used to underwrite the loan.		05/14/2015: Received updated credit report; lower middle of 753 supports Loan Approval score. Cleared.			No Mortgage Lates 0x30; Years on Job 6 years; Years in Field 18 years;
110744337	$1,141,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Cash Out Amount Exceeds Guideline Maximum	Terms/Guidelines	$220,470.58 cash back to borrowers < $0 approved by lender's rate/term refi loan approval.
05/27/2015: It is the Lender's policy to allow for a borrower to pay down an existing loan from his or her own funds shortly before closing so as to minimize the prepayment penalty due on that existing loan, then to recoup those funds through the closing of the new loan without considering them to be cash out. Investor is aware of this policy. Attached is a year-end statement for the prior loan showing that borrower paid a principal curtailment on 06/14/2013 in the amount of $228,000. Also attached is a statement from borrower's savings account showing that the funds to make that paydown originated there. You can also see that the large deposits to savings originated from another of borrowers' accounts. Therefore, Lender's policy/procedures would not consider as cash-out. Please refer to investor immediately if you cannot clear.
																	05/27/2015: Audit reviewed the lender rebuttal and acknowledges Lender's methodology for determining a rate/term refinance. Loan will be graded B.	Exception	Originator	No Mortgage Lates 0x30; Years on Job 6 years; Years in Field 18 years;
110744337	$1,141,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review Appraisal Missing – A CDA report was not provided in file.		5/15/2015 CDA provided reflecting a value of $1,550,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			No Mortgage Lates 0x30; Years on Job 6 years; Years in Field 18 years;
110744337	$1,141,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA
Servicing Disclosure Statement not provided within 3 business days of application date. The Servicing Disclosure Statement in the file is dated
 02/26/2013 and the original application date is 02/05/2013.
																	05/14/2015: Received disclosure statements dated 02/06/2013, which confirms Servicing Disclosure Statement was sent to Borrower within 3 business days of application date. Cleared.			No Mortgage Lates 0x30; Years on Job 6 years; Years in Field 18 years;
300011525	$2,650,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	The Servicing Disclosure Statement in the file is dated 06/14/2013 and the original application date is 02/12/2013. The servicing disclosure was not signed	5/14/15 Disagree, please see attached for initial disclosures package (dated 02/14/13), which includes the Servicing Disclosure Statement on page 15.	5/14/15 The lender provided the complete disclosure package dated within 3 days of application date. Condition cleared
300011525	$2,650,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Re-disclosed Initial TIL (Lender Disclosure) not provided at least 3 Business days prior to loan closed date – MDIA violation	TILA	The re-disclosed initial TIL was provided on 06/13/2013 and the loan closed on 06/14/2013.	5/14/15 Disagree, please see attached for revised TIL dated 06/13/13 which was provided at least 3 business days prior to the loan closed date per the Final HUD on 06/20/13.	5/14/15 Audit reviewed, the APR on the re-disclosed TIL decreased from the prior TIL. The three day period does not apply. Condition cleared.
300011525	$2,650,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing K-1	Income/Employment	The personal 1040's for 2012 are included in the file. Missing the K-1 forms for 2012 on borrower's corporations.
05/27/2015: Loan closed in July 2013, at which time borrowers' 2012 taxes were not filed. With his personal taxes being on extension and 2012 tax info, including K-1s, unavailable, he was underwritten based upon an average of the 3 years available, 2009-2011. 2012 taxes in file were obtained by Lender post-closing for a subsequent transaction. Obviously, as a seasoned real estate investor with income averaging >$1.4MM/yr and $3MM in reserves, borrower has a successful track record. DTI is 19%, subject primary residence LTV is 59% and despite borrower's many obligations he had a FICO of 757.
																	05/27/2015: Audit concurs with the lender rebuttal and has determined that loan was based on an average of the 3 years available, 2009-2011. Condition cleared.
300011525	$2,650,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance	LOE RE: The $2,000,816.00 loss under other gains or (losses) on personal 2012 1040's.
05/27/2015: Relationship manager spoke to borrower, and per borrower the losses in question were taken for tax reasons and were non-recurring. Due to the nature of the real estate investment business, borrowers have a great deal of flexibility regarding booking losses. Borrower represented to representative that his business is going strong. He has obviously met his obligation with regard to the subject loan since closing in mid-2013. 2012 taxes in file were obtained by  Lender post-closing for a subsequent transaction. Lender used an average of the 3 available years to underwrite loan. In addition, borrower is a seasoned real estate investor with income averaging >$1.4MM/yr and $3MM in reserves. DTI is 19%, subject primary residence LTV is 59% and despite borrower's many many obligations he had a FICO of 757.

05/28/2015 Audit has re-reviewed the file and noted that the lender analyzed 3 years of tax returns and the borrowers large asset portfolio and determined the borrower had the capacity to repay the loan. Condition cleared.05/27/2015: Audit reviewed the lender rebuttal and has determined that lender must do their due diligence at time of origination in order to make a determination on each loan.  At the time of origination, the 2012 tax returns were not available.  Please provide evidence that the borrower provided documentation at the time of origination validating the financial stability of his business.

300011525	$2,650,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		4/15/15 CDA provided reflecting a value of $4,500,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
300011524	$850,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/15: CDA provided reflecting a value of $6,500,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum 35.15% DTI vs 38% maximum guideline DTI ; Reserves are higher than guideline minimum 542 months PITIA reserves remain after closing; Years in Primary Residence 13 years residency in subject property;

300011524	$850,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing Third Party Fraud Tool (Report)	Legal Documents	The third party fraud report was not found in file.	5/14/15 Credit report in file and attached is current and complete, including standard fraud/identity section.	5/14/15 Lender provided report. Condition cleared.
DTI is lower than guideline maximum 35.15% DTI vs 38% maximum guideline DTI ; Reserves are higher than guideline minimum 542 months PITIA reserves remain after closing; Years in Primary Residence 13 years residency in subject property;

300011524	$850,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing Subordination Agreement	Legal Documents	The loan closed subject to an existing HELOC for $400,000. The Subordination agreement was not found in file.	5/15/2015 "The loan closed subject to an existing HELOC for $400,000. The Subordination agreement was not found in file. "	5/15/15 The HELOC was paid off. The lender provided a copy of the note for the new Lender HELOC that is showing on the final title policy. Condition cleared.
DTI is lower than guideline maximum 35.15% DTI vs 38% maximum guideline DTI ; Reserves are higher than guideline minimum 542 months PITIA reserves remain after closing; Years in Primary Residence 13 years residency in subject property;

300011524	$850,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing HELOC agreement	Legal Documents	The HELOC agreement for the 2nd lien was not found in file.	05/15/2015 2nd lien note attached.	5/15/15 The HELOC was paid off. The lender provided a copy of the note for the new Lender HELOC that is showing on the final title policy. Condition cleared.
DTI is lower than guideline maximum 35.15% DTI vs 38% maximum guideline DTI ; Reserves are higher than guideline minimum 542 months PITIA reserves remain after closing; Years in Primary Residence 13 years residency in subject property;

300011524	$850,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TIL Interest Rate and Payment Summary is inaccurate	TILA	The final TIL in file is based on an Adjustable Rate Mortgage; however, the Note in file supports a 30 year fixed rate mortgage.
5/14/15

 Disagree. When the borrower opens a checking account w/ direct deposit then the borrower receives a better discount of 60 base points off the initial rate. However, the rate will increase back to the initial rate once the borrower cancels the direct deposit. Therefore, the TIL & NOTE are accurate.
																	5/14/15 Audit agrees with lenders comment. Condition is clear.
DTI is lower than guideline maximum 35.15% DTI vs 38% maximum guideline DTI ; Reserves are higher than guideline minimum 542 months PITIA reserves remain after closing; Years in Primary Residence 13 years residency in subject property;

300011524	$850,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Missing Final HUD-1	RESPA	The final loan application indicates the liabilities account number 1, with a balance of $2,912 would be paid off at closing. The HUD-1 Addendum confirming payoff of debt was not found in the file.		5/14/15 Audit reviewed and subtracted the account balance from the assets. Condition cleared.
DTI is lower than guideline maximum 35.15% DTI vs 38% maximum guideline DTI ; Reserves are higher than guideline minimum 542 months PITIA reserves remain after closing; Years in Primary Residence 13 years residency in subject property;

110744357	$905,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing payment history	Terms/Guidelines	Provide most recent 12 months draw history on HELOC being paid off to verify draws do not exceed $2000 for this Rate/Term refinance.
05/27/2015: This loan met Lender underwriting policy/procedures at origination. Loan closed 06/2013 pre-QM. The HELOC loan opened 03/2010 and was rated on the credit report as of 04/2013. Lender does not require a pay history to verify draws not to exceed $2,000 on a seasoned loan. (See attached credit report).

5/29/2015 Due to lack of evidence of draw history loan has been changed to a Cash Out Refinance and meets all applicable guides.Condition cleared. 05/27/2015: Audit reviewed the lender rebuttal and has determined that evidence required of the original purchase money regardless of seasoning documented via a copy of HUD settlement statement from purchase showing 2nd lien or if not a purchase money mortgage then evidence of no draws in the last 12 months beyond a cumulative of $2,000 is required. Condition remains
																				CLTV is lower than guideline maximum 68.30% CLTV; DTI is lower than guideline maximum 18.17% DTI; Reserves are higher than guideline minimum 59 months of verified reserves.;
110744357	$905,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Incomplete 1003	Legal Documents	The 1003 does not list the acquisition date and amount for the subject property and is missing a two year residence history for the borrowers.
05/27/2015: Attached is a property profile of subject which shows residency > 2 yrs. History. Also attached is Borrower 1's 1003 which shows a 5 yr. History. Also attached are Borrower's 2's 1040's for 2009, 2010 & 2011 that shows subject property as primary residence for > 2yrs. Lender requests this condition be cleared.
																	05/27/2015: Audit review of all documentation verifying two years residence history is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 68.30% CLTV; DTI is lower than guideline maximum 18.17% DTI; Reserves are higher than guideline minimum 59 months of verified reserves.;
110744357	$905,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided	05/18/2015: CDA	05/18/2015: A CDA report reflecting a value of $1,325,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 68.30% CLTV; DTI is lower than guideline maximum 18.17% DTI; Reserves are higher than guideline minimum 59 months of verified reserves.;
110744360	$920,000	NY	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI Exceeds Guidelines	DTI	Audited DTI of 42.60 is higher than the lender's maximum allowed DTI of 38%. Based off the Lenders Loan Approval Worksheet, it appears the DTI exception was granted to allow 43%.
Audit hereby acknowledges the higher DTI as non-material.  Adequate compensating factors are noted as: 789 credit score, 133 months satisfactory mortgage payment history, 13 yrs in field and 5 years on job.
																		Exception	Originator
No Mortgage Lates 133 months of satisfactory mortgage history; Years on Job 5 years as a Principal for Employer; FICO is higher than guideline minimum 789 versus 720; Years in Field 13 years in the same filed;

110744360	$920,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Missing Good Faith Estimate	RESPA	The initial Good Faith Estimate was not provided in file. Compliance review could not be completed.	5/14/15 Disagree, please see attached for Good Faith Estimate on pages 7-9.	5/14/15 Lender provided the complete disclosure package dated within 3 days of application date. Condition cleared.
No Mortgage Lates 133 months of satisfactory mortgage history; Years on Job 5 years as a Principal for Employer; FICO is higher than guideline minimum 789 versus 720; Years in Field 13 years in the same filed;

110744360	$920,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Missing Initial Truth in Lending (Lender Disclosure)	TILA	The Initial Truth and Lending disclosure was not provided in file.		5/14/15 Lender provided the complete disclosure package dated within 3 days of application date. Condition cleared.
No Mortgage Lates 133 months of satisfactory mortgage history; Years on Job 5 years as a Principal for Employer; FICO is higher than guideline minimum 789 versus 720; Years in Field 13 years in the same filed;

110744360	$920,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Missing Servicing Disclosure Statement	General Compliance	The Servicing Disclosure statement in file is not dated. Please provide evidence the Servicing Disclosure statement was provided to the Borrowers within 3 days of initial application.		5/14/15 Lender provided the complete disclosure package dated within 3 days of application date. Condition cleared.
No Mortgage Lates 133 months of satisfactory mortgage history; Years on Job 5 years as a Principal for Employer; FICO is higher than guideline minimum 789 versus 720; Years in Field 13 years in the same filed;

110744360	$920,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	The CDA Report was not provided.		5/15/2015 CDA provided reflecting a value of $1,150,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates 133 months of satisfactory mortgage history; Years on Job 5 years as a Principal for Employer; FICO is higher than guideline minimum 789 versus 720; Years in Field 13 years in the same filed;

110744370	$940,000	MA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.
5/18/15 05/18/15: CDA provided reflecting a value of $1,175,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.05/15/2015: Received CDA report; however, document is corrupt and cannot be opened. Please re-send. Condition remains.

110744384	$1,155,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	DTI Exceeds Guidelines	DTI
The DTI ratios should not exceed 38.00%.  The Loan Approval did not account for the unsold departure residence PITI of $5032.00. The lender calculated $XXXXXX per month for the borrower's income. However, a 2013 YTD P&L, balance sheet and YTD pay stub were not provided. Audit used the last 2 years of self-employment income from tax returns and calculated $XXXXX as monthly qualifying income for the borrower. As a result, the DTI calculated is 52.99%.

05/21/2015: Loan was originated on 5/21/2013, prior to the implementation of QM and Appendix Q underwriting guidelines. As investor is aware of and has agreed to accept, Lender's practice was to exclude PITI of the departure residence from DTI calculation and instead deducting 6 months of PITI for the departure home from reserves, and was done here an explicitly shown on page 2 of the Loan Approval form. Lender's income calculation is explicit on the Loan Approval and reasonable.  Please also note that there is no requirement that the DTI be 38% or under as was stated in the condition. Please either clear or refer to investor for decisioning.
05/21/2015: Loan was originated on 5/21/2013, prior to the implementation of QM and Appendix Q underwriting guidelines. As investor is aware of and has agreed to accept, Lender's practice was to exclude PITI of the departure residence from DTI calculation and instead deducting 6 months of PITI for the departure home from reserves, and was done here an explicitly shown on page 2 of the Loan Approval. Lender's income calculation is explicit on the Loan Approval is reasonable and approved. Please also note that there is no requirement that the DTI be 38% or under as was stated in the condition. Please either clear or refer to investor for decisioning.
 05/21/2015: Loan was originated on 5/21/2013, prior to the implementation of QM and Appendix Q underwriting guidelines. As investor is aware of and has agreed to accept, Lender's practice was to exclude PITI of the departure residence from DTI calculation and instead deducting 6 months of PITI for the departure home from reserves, and was done here an explicitly shown on page 2 of the Loan Approval. Lender's income calculation is explicit on the Loan Approval is reasonable. Please also note that there is no requirement that the DTI be 38% or under as was stated in the condition. Please either clear or refer to investor for decisioning.

05/21/2015: Audit concurs with the lender rebuttal and has determine that the methodology for departure home is acceptable. Assets of more than $2 million are sufficient to qualify for the loan with the deduction of the departure home PITI. Audit reviewed the Loan Approval and determined income used at origination is supported (pre-QM). Condition cleared.
																				Reserves are higher than guideline minimum More than 170 months of reserves; FICO is higher than guideline minimum 795 credit score; No Mortgage Lates Zero lates payments in the last 24 months;
110744384	$1,155,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/2015: Received CDA report ordered by investor supports value $1,485,000 and 0.00% variance. Cleared.			Reserves are higher than guideline minimum More than 170 months of reserves; FICO is higher than guideline minimum 795 credit score; No Mortgage Lates Zero lates payments in the last 24 months;
110744396	$587,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		05/15/2015: Received CDA report ordered by investor, which reflect a value of $1,720,000 with 0.00% variance. Cleared.
110744396	$587,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Failure to Obtain Second Lien Note - When the 2nd Lien is Not the Subject	Legal Documents	Per the Title Policy, Loan Approval and 1008, 2nd mortgage of $250,000.00 was shown. The 2nd mortgage Note was not included in the documents.	5/18/15 HELOC Note is attached.	5/18/2015 The lender provided a copy of the HELOC note. Condition cleared.
110744402	$2,025,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		5/14/15 CDA provided reflecting a value of $4,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Reserves are higher than guideline minimum 143 months PITIA reserves remain after closing ; Years in Field Borrower has 33 years in field; Years in Primary Residence 14 Years in primary residence. ;
110744402	$2,025,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Loan Amount >$2M missing required 2nd appraisal	Terms/Guidelines	The Note confirms a loan amount of $2,025,000. The 2nd appraisal was not found in file.	5/14/15 Neither Lender nor investor requires a 2nd appraisal. Please clear.	5/14/15 Audit has reviewed the lenders guidelines. A second appraisal is not required. Condition Cleared.			Reserves are higher than guideline minimum 143 months PITIA reserves remain after closing ; Years in Field Borrower has 33 years in field; Years in Primary Residence 14 Years in primary residence. ;
110744407	$1,000,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/2015: Received CDA report ordered by Lender supports value $3,330,000 and 0.00% variance. Cleared.
300011490	$900,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/2015: Received CDA report reflects value of $1,300,000, with 0.00% variance. Cleared.
300011490	$900,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Final TIL not executed	TILA	The Final TIL is not signed by co-mortgagor which is on title and signed the mortgage.	05/15/2015: Disagree. This is a purchase transaction and the non borrowing title holder is not required to sign the TIL.
05/15/2015: Agreed.  Per FDIC website, the non Borrower title holder is required to receive a copy of the TIL; however, does not have to sign.  https://www.fdic.gov/regulations/laws/rules/6500-2380.html .  Cleared.

110744415	$1,165,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Failure to provide proof of OFAC Search	Federal Consumer Protection	Provide evidence of clear OFAC search, which was not found in file.		05/13/2015: Received credit report, which confirms clear OFAC. Cleared.
110744415	$1,165,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Failure to obtain 3rd party verification of employment	Income/Employment	Missing verification of self-employment by an independent third party using one of the following: CPA Letter, Professional Organization, Regulatory Agency or Business License.
05/15/2015: This is not a QM loan and does not adhere to conforming guides.  our procedures would not require a 3rd party VOE with the existing documentation in the file evidencing borrower's employment and income history.  Please confirm internally with those who have worked on our sales or please immediately refer to client for decisioning.
																	05/15/2015: Agreed. Application date of 03/27/2013 is prior to QM. 3rd party VOE is not required based on lender guidelines, condition cleared.
110744415	$1,165,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing appraisal	Legal Documents	Provide page 3 of the appraisal report, which is missing from file. The comparables cannot be reviewed.		05/15/2015: Received complete legible copy of appraisal report, cleared.
110744415	$1,165,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing Third Party Fraud Tool (Report)	Legal Documents	Provide the third party fraud report, which was not found in file.		05/13/2015: Received fraud report, which confirms clear watch lists, OFAC and SSN. Cleared.
110744415	$1,165,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment
Provide the following documentation, which was not found in file: 1) 2011 and 2009 K-1's A review of the loan file only found 2010.  The lenders approval used 2009, 2010, and 2011. 2)2011, 2010 and 2009 1065 Return which were not found in file.
																	05/15/2015: Received 2009, 2010 & 2011 partnership returns, which supports income. Cleared.
110744415	$1,165,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing credit report	Terms/Guidelines	Provide the credit report used on or after the application date of 03/27/2013. The earliest credit report in file is dated 2/22/12, which is more than 1 year prior to application date.		05/13/2015: Received credit report. DTI remains within tolerance, condition cleared.
110744415	$1,165,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in file.		05/15/2015: Received CDA Report, which reflects a value of $3,100,000 and 0.00% variance. Cleared.
300011480	$625,600	OR	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/2015: Received CDA Report reflects a value of $7985,000 with 0.00% variance. Cleared.			FICO is higher than guideline minimum 751 FICO score; No Mortgage Lates No mortgage late payments; Years Self Employed 12 years self-employed;
300011480	$625,600	OR	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI Exceeds Guidelines	DTI
The DTI ratio is excessive.  The Borrower’s monthly income of $XXXXX from an S- Corporation was calculated incorrectly by the lender. The correct monthly income for the borrower is $XXXXXX. The difference was based on the lender’s use of a 3 year average of income from 2010-2012. However, the income from 2012 and 2011 declined from 2010. The auditor used a 2 year average of income from 2012 and 2011. The rental income/loss calculated by the lender was $0.00. The audit determined that the net rental income based on 2012 Schedule E was a loss of $2,896.00 per month.  A recalculation of the debt ratios reflects an actual DTI of 41.08%, which exceeds the lender’s approval and loan approval DTI of 27.00%.

05/11/2015: Audit reviewed the loan file and has determined that the higher DTI does not affect the overall ability to repay the subject loan.  Compensating factors include 751 FICO, 12 year self-employed and 25 months reserves. Loan will be rated a B.
																		Exception	Originator	FICO is higher than guideline minimum 751 FICO score; No Mortgage Lates No mortgage late payments; Years Self Employed 12 years self-employed;
300011480	$625,600	OR	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment	Missing Self-Employment verification for the Co-Borrower. Please provide either a business license, CPA letter or VOE.	5/18/15 Attached please find VVOE.	5/18/2015 The lender provided a verification of the borrowers self employed business. Condition cleared.			FICO is higher than guideline minimum 751 FICO score; No Mortgage Lates No mortgage late payments; Years Self Employed 12 years self-employed;
110744433	$770,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TIL Interest Rate and Payment Summary is inaccurate	TILA	Final TIL in file is based on an adjustable rate mortgage; however, the Note confirms subject is a fixed rate loan.
05/14/2015: Disagree. When the borrower opens a checking account w/ direct deposit then the borrower receives a better discount of 60 base points off the initial rate. However, the rate will increase back to the initial rate once the borrower cancels the direct deposit. Therefore, the TIL & NOTE are accurate.
																	05/14/2015: Received Final TIL with explanation for 2nd interest rate and payment summary box. Cleared.
110744433	$770,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/15: CDA provided reflecting a value of $2,200,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110744443	$1,369,449	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report not provided		05/15/2015- CDA provided reflecting a value of $1,865,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
110744451	$608,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/2015: Received CDA Report which supports value of $760,000 with 0.00% variance. Cleared.
110744462	$1,687,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA
The Servicing Disclosure Statement was signed on 04/22/2013 and the initial application date is 04/10/2013. Please provide evidence the Borrowers received the Servicing Disclosure Statement on or before 04/15/2013.
																05/14/2015: Disagree, please see attached for initial disclosures package (dated 04/15/13), which includes the Servicing Disclosure Statement on page 15.	05/14/2015: Audit review of Servicing Disclosure Statement, dated 04/15/2013, is within three days of application date of 04/10/2013. Documentation submitted is deemed acceptable, condition cleared.
110744462	$1,687,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Final TIL not executed	TILA	The Final TIL in the file is not signed by the Co-Mortgagor.	05/14/2015: Disagree. This is a purchase transaction and the non borrowing title holder is not required to sign the TIL.
05/14/2015: Audit reviewed the lender rebuttal and has determine that the loan is a purchase transaction, i.e., non-rescindable and the non-borrowing vested party executed the mortgage/deed of trust.  Under Reg Z which governs the TIL, there is no specific requirement for the TIL to be executed (while it is best practice and industry standard), only that the TIL be provided. Condition cleared.

110744462	$1,687,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.	05/14/2015: CDA	05/14/2015: A CDA report reflecting a value of $2,250,000 which is a 0% variance was provided. Condition Cleared.
110744470	$941,250	NC	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI Exceeds Guidelines	DTI	Audited DTI of 42.88% is higher than the lender's maximum of 38%. Based on the loan approval, it appears a DTI exception was granted to allow 42% DTI.
Audit hereby acknowledges the higher DTI as non-material.  Adequate compensating factors are noted as: 770 qualifying credit score, 87 months mortgage history paid as agreed and 960 months verified reserves.
																		Exception	Originator	No Mortgage Lates 87 months of clear Mortgage History; FICO is higher than guideline minimum 770 versus 720 minimum; Reserves are higher than guideline minimum 6 months required versus 960 months ;
110744470	$941,250	NC	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.
6/1/15: Field review provided to support appraised value of $1,255,000. Condition cleared. 05/15/2015: Received CDA value is indeterminate.  Field review recommended. Condition added pending receipt of field review.
																				No Mortgage Lates 87 months of clear Mortgage History; FICO is higher than guideline minimum 770 versus 720 minimum; Reserves are higher than guideline minimum 6 months required versus 960 months ;
110744473	$678,750	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review appraisal missing. A CDA Report was not provided.		05/15/2015: Received CDA report reflecting value of $935,000, with 0.00% variance. Cleared.			DTI is lower than guideline maximum 30.87% < 38%; Reserves are higher than guideline minimum 161.10 > 6; FICO is higher than guideline minimum 801 > 720;
110744473	$678,750	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing Evidence of Taxes and Insurance	Terms/Guidelines	Missing evidence of taxes and insurance and HOA for investment property.
5/18/15I've attached: - Property profile showing current taxes - Copy of HO6 insurance showing annual premium - Page 1 of appraisal Showing HOA dues Total monthly payment for tax/ins is $796. We used $1320 for qualifying
																	5/18/15 The lender provided additional documentation for the REO. Condition cleared.			DTI is lower than guideline maximum 30.87% < 38%; Reserves are higher than guideline minimum 161.10 > 6; FICO is higher than guideline minimum 801 > 720;
110744479	$1,145,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	The Servicing Disclosure Statement in file is dated at closing 5/21/2013 and the original application date was 4/12/2013.	5/14/15 Disagree, please see attached for initial disclosures package (dated 04/15/13),	5/14/15 The lender provided the complete disclosure package sent to the borrowers within 3 days of application date. Condition Cleared.			No Mortgage Lates 202 months satisfactory mortgage history; Years in Field 22 years in the same field of business; FICO is higher than guideline minimum 798 middle score versus 720 required;
110744479	$1,145,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Missing Good Faith Estimate	RESPA	A Good Faith Estimate was not provided. Compliance review not completed.	5/14/15 Disagree, please see attached for initial disclosures package (dated 04/15/13),	5/14/15 The lender provided the complete disclosure package sent to the borrowers within 3 days of application date. Condition Cleared.			No Mortgage Lates 202 months satisfactory mortgage history; Years in Field 22 years in the same field of business; FICO is higher than guideline minimum 798 middle score versus 720 required;
110744479	$1,145,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Federal Consumer Protection	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	5/14/15 The lender provided the complete disclosure package sent to the borrowers within 3 days of application date. Condition Cleared.	5/14/15 The lender provided the complete disclosure package sent to the borrowers within 3 days of application date. Condition Cleared.			No Mortgage Lates 202 months satisfactory mortgage history; Years in Field 22 years in the same field of business; FICO is higher than guideline minimum 798 middle score versus 720 required;
110744479	$1,145,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Missing Initial Truth in Lending (Lender Disclosure)	TILA	The Initial Truth in Lending Disclosure was not provided.	5/14/15 Disagree, please see attached for initial disclosures package (dated 04/15/13),	5/14/15 The lender provided the complete disclosure package sent to the borrowers within 3 days of application date. Condition Cleared.			No Mortgage Lates 202 months satisfactory mortgage history; Years in Field 22 years in the same field of business; FICO is higher than guideline minimum 798 middle score versus 720 required;
110744479	$1,145,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI Exceeds Guidelines	DTI	The Audited DTI of 39.21% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval Worksheet, it appears a DTI exception was granted to allow a 40% DTI.
Audit hereby acknowledges the higher DTI as non-material.  Adequate compensating factors are noted as: 798 qualifying credit score, 202 months mortgage history paid as agreed and borrower in same field of work for 22 years.
																		Exception	Originator	No Mortgage Lates 202 months satisfactory mortgage history; Years in Field 22 years in the same field of business; FICO is higher than guideline minimum 798 middle score versus 720 required;
110744479	$1,145,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		05/15/15: CDA provided reflecting a value of $2,225,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared			No Mortgage Lates 202 months satisfactory mortgage history; Years in Field 22 years in the same field of business; FICO is higher than guideline minimum 798 middle score versus 720 required;
110744482	$932,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	The fees in the 1100 section of the HUD do not add up to the total charged on line 1101. It appears we may not have the final HUD-1 as the one in the file is marked up and items are crossed out.
05/14/2015: Disagree, See attached final HUD with complete itemization for the 1100 series. Title services of $1850 is broken down as follows: $1,345 ALTA loan policy, $25 endorsement, $400 Escrow fee, and $80 Signing fee. No violation.
																	05/14/2015: Received revised final HUD, fees match. Cleared.
110744482	$932,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/14/2015: Received CDA report which confirms value of $1,250,000, and 0.00% variance. Cleared.
110744482	$932,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing Evidence of Taxes and Insurance	Terms/Guidelines	Missing proof of PITIA amount for Condo.
5/22/15 Attached is a property profile which shows that the monthly property taxes (2 years later) are $309/mo. That profile is attached. Also attached is a copy of the final typed loan application, which shows we used a tax and insurance figure provided by client of $576. We used the PI from the credit report. The only undocumented piece would be the HOA dues. $568- $309 (today mo. tax rate) = $268 applied as HOA dues. This seems reasonable, for a condo valued at only $263,000, per profile. Please note this loan is prior to QM and it was practice to rely on the Borrower's applicaton for this information if the expenses looked reasonable, which they do."

5/22/15 The lender provided a copy of a recent tax certificate and an explanation of their determination of the PITIA. Audit did an online search of the REO condominium development for similar units and took the highest HOA figure from the recent listing to be most conservative. Loan is Pre QM and met lenders guidelines. Condition cleared.

110744484	$1,180,000	MA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.	5/27/15 Appraisal review	05/27/15: Field Review provided in lieu of CDA reflecting a value of $1,475,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110744495	$1,278,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Cash Out Exceeds Maximum Allowable	Terms/Guidelines	The loan was approved as a rate/term refinance. The Final HUD 1 shows borrower receiving $3,903.10, while max cash out for a rate/term mortgage is $2,000.00.
05/13/2015: lender does not utilize conforming guidelines. Cash to borrower equals 0.3% of the loan amount, which lender considers to be nominal. lender classifies this loan as rate and term. Please either clear or refer to client for decisioning.
																	05/13/2015: 05/13/2015: Discussed with team lead, Agreed that transaction is rate/term refi. Cleared.
110744495	$1,278,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Document Deficiency - Credit Report	Terms/Guidelines	Lender stated several loans were paid by the company. There was no documentation in file to verify this.
5/18/2015 Lender did write on the credit report that the references expenses were paid by the company. However if these expenses were included in the Borrower's obligations, the back-end DTI would still be low at 24.5%. The borrower has ample liquidity to pay off the two open (not revolving)
																	5/18/15 The audit has included the installment debt in the DTI and reduced the assets by the balance of the other accounts. DTI and reserves remain within acceptable guidelines. Condition cleared.
110744495	$1,278,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Assets are not sourced/seasoned	Legal Documents	Total assets of $186,178.00 were used to qualify. The following assets were not documented in the loan file: $86,714.00 and $20,000.00	5/18/15 Documents uploaded.	5/18/15 The lender provided the statement. Condition cleared.
110744495	$1,278,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided		05/15/2015: Received CDA report reflects value of $2,900,000 with 0.00% variance in value. Cleared.
300011426	$645,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review Appraisal Missing – A CDA report was not provided in file.		05/15/2015- CDA report with 0% variance provided. No market eligibility issues noted.
300011426	$645,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment	Missing 2012 1040 Tax Returns, Self-Employed returns for 2011 and 2012 and fixed income documentation.
5/18/15 -2012 tax returns were on extension at the time we did the loan (attached is the extension, page 1). -Self employment income was not used to qualify the loan. The loan was qualified on base income, social security ncome and pension, which were all documented on the 1040's. If base income and royalities were not used in qualifing income (since they may be related to self-employment) and the loss of $6,326 was included, the Borrower's DTI would be 39.4%, which is still an acceptable level.
																	5/18/15 Loan is Pre QM. Reduced borrowers income by Sch E loss. DTI still within guidelines. Condition cleared.
110744496	$705,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Finance Charge Under Disclosed	TILA
A review of the Final HUD reveals the finance charges is understated by $155.91. It appears the lender may not have disclosed the E-Doc fee of $150.00 and the Courier fee of $5.95. An itemization of the amount financed was not provided.

05/27/2015: Disagree, Finance Charge was over disclosed by $24.05 due to the over disclosure of the Escrow messenger fee. The mobile signing fee on the HUD was for Notart fee which is not a Finance Charge. See settlement agent clarification on the Notary fee and the FC analysis. No Violation
																	05/27/2015: Audit has re-analyzed the HUD-1 documentation and determined that the Notary fee in the amount of $150 was inadvertently included as a finance charge. Condition cleared.
110744496	$705,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Statute of Limitations - Prepaid Finance Charges under disclosed	TILA
A review of the Final HUD reveals the finance charges is understated by $155.91. It appears the lender may not have disclosed the E-Doc fee of $150.00 and the Courier fee of $5.95. An itemization of the amount financed was not provided.
																	05/27/2015: Audit has re-analyzed the HUD-1 documentation and determined that the Notary fee in the amount of $150 was inadvertently included as a finance charge. Condition cleared.
110744496	$705,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	The Final HUD-1 in the loan file is not signed by the Borrower or certified by the title company.		5/15/15 The lender provided a certified Final HUD-1. Condition cleared.
110744496	$705,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		5/15/15CDA provided reflecting a value of $900,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110744499	$715,000	MA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided		05/15/2015 - CDA provided reflecting a value of $1,100,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
110744499	$715,000	MA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI Exceeds Guidelines	DTI
Lender approved loan with 43 DTI - Audit DTI is 44.36%. Lender did not include Flood insurance in the DTI calculation. The borrower has been employed for 33 years. Has Disposable income of $XXXXXX.  Owned home free and clear.

05/21/2015: we agrees with recalculated DTI. A 44.36% DTI is still within our acceptable limits, especially since the loan has strong compensating factors; 65% LTV, $1.09MM of PLL compared to a loan amount of $715K, retirement of $1.9MM and FICO's of 773 and 752. Please either clear or refer to client for decisioning.

5/22/2015 Audit has reviewed the loan and determined that a DTI of 44.36% on a second home does not effect the borrowers overall ability to repay the loan. Compensating factors include, Credit score 752 > 720 minimum required credit score, Borrower on same job for 33 years and $2,000,000.00 excess verified reserves. Loan will be graded a B.
																		Exception	Originator
FICO is higher than guideline minimum Credit score 752 > 720 minimum required credit score Years in Field Borrower on same job for 33 years; Reserves are higher than guideline minimum $2,000,000.00 excess verified reserves.;

110744501	$645,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	The Servicing Disclosure Statement in the file is dated 05/01/2013 and the original application date is 04/17/2013.	05/15/2015: Disagree, please see attached for initial disclosures package (dated 04/22/13), which includes the Servicing Disclosure Statement on page 15.	5/15/2015 The lender provided the initial disclosure package with evidence the disclosure was provided within 3 days of application.
110744501	$645,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Final HUD-1 not provided	RESPA	The final HUD-1 in the file is not signed or certified by the settlement agent. Additional conditions may apply.		5/15/15 The lender provided a certified Final HUD-1. Condition cleared.
110744501	$645,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		5/15/15 CDA provided reflecting a value of $875,000 which is a -4.4% variance. Variance within acceptable tolerance. Condition Cleared.
110744505	$849,376	NC	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Failure to Verify Assets	Terms/Guidelines
The assets listed for closing and reserves were in the amount of $401,320.31, however, these assets were not verified in the file. Without verification of these assets, the borrower is short funds to close.
																5/19/2015 See attached bank statements for April & May 20th, 2013.	5/19/2015 The lender provided a copy of the borrowers checking account statement with a balance of $387,982. Condition cleared.
Years in Field 20 years in the same field; Years Self Employed 14 years self employed; FICO is higher than guideline minimum 807 qualifying credit score; No Mortgage Lates 252 months of satisfactory mortgage history;

110744505	$849,376	NC	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/20/2015-Received CDA with value of $1,175,000.00, a 0% variance. No issues noted, condition cleared.
Years in Field 20 years in the same field; Years Self Employed 14 years self employed; FICO is higher than guideline minimum 807 qualifying credit score; No Mortgage Lates 252 months of satisfactory mortgage history;

110744506	$1,940,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report is not in the file.		05/15/2015- CDA report with 0% variance provided. No market eligibility issues noted.
110744510	$968,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		05/15/2015-CDA report with 0% variance provided. No market eligibility issues noted.
Reserves are higher than guideline minimum 34.44 months verified all properties; No Mortgage Lates 113 months satisfactory mortgage history; Years in Field B1 15 years in the same filed ; FICO is higher than guideline minimum 784 score versus the 720 minimum; Years on Job B1 13 on the same job;

110744510	$968,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI Exceeds Guidelines	DTI	Audited DTI of 38.86% is higher than the lender's maximum allowed of 38%. Based on the lender's approval, it appears a DTI exception was granted to allow 39%.
Audit hereby acknowledges the higher DTI as non-material.  Adequate compensating factors are noted as: 784 qualifying credit score, 113 months mortgage history paid as agreed and 34.44 months verified reserves on all properties.
																		Exception	Originator
Reserves are higher than guideline minimum 34.44 months verified all properties; No Mortgage Lates 113 months satisfactory mortgage history; Years in Field B1 15 years in the same filed ; FICO is higher than guideline minimum 784 score versus the 720 minimum; Years on Job B1 13 on the same job;

110744513	$852,214	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing Purchase contract addendum	Legal Documents	Addendum to the sales contract signed and dated by the seller on 4/29/2013 is not signed by the buyers. Please provide a copy signed by the borrowers.		5/27/15 Audit has reviewed the file and determined the signed addendum is not required. The subject is located in CA and the borrowers signed the required escrow instructions. Condition cleared.			Years on Job 14.5 years on job Co-borrower; Years in Primary Residence 6 years in primary residence; DTI is lower than guideline maximum 27.90% DTI;
110744513	$852,214	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review Appraisal Missing: A CDA Report was not provided		05/15/2015- CDA provided reflecting a value of $1,066,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared			Years on Job 14.5 years on job Co-borrower; Years in Primary Residence 6 years in primary residence; DTI is lower than guideline maximum 27.90% DTI;
300011388	$384,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/2015 CDA report with 0% variance provided. No market eligibility issues noted.			LTV is lower than guideline maximum The LTV is 27.83%; FICO is higher than guideline minimum The FICO score is 792; Reserves are higher than guideline minimum Te reserves are mor than 200 months.;
300011388	$384,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI Exceeds Guidelines	DTI
The DTI ratio is excessive.  The lender used $269.00 for monthly consumer debt. The correct monthly consumer debt from the credit report is $837.00.  A recalculation of the debt ratios reflects an actual DTI of 47.09%, which exceeds the lender’s approval DTI of 43.00%.

5/28/15 5/22: our ratios and omission of auto debt. Upon consideration, it is appropriate to include that auto debt since it is reasonable to believe that borrower would continue to carry some sort of auto debt, although his $1.65MM in reserves would easily allow him to buy a vehicle outright without weakening credit. When looking at the entirety of the credit package, including reserves > 4X loan amount, LTV of 28% and respective FICOs of 792 and 801, borrower has clearly demonstrated both ability and willingness to pay his debts. Please clear or refer to client for decisioning.5/18/2015 We used the correct debt. The two payments we ommited (totaling $568) were auto leases that both had only one payment remaining. we omits Installment loans that have less than 10 payments remaining. This is standard underwriting methodology.

5/27/15 Audit has re-reviewed the file and determined the correct DTI to be 45.04  and concluded that a DTI of 45.04% does not effect the borrowers overall ability to repay the loan.Compensating factors, 208 months reserves, 792 credit score and 27.83 % LTV. Loan will be graded a B.5/18/15 Standard methodology does not apply to leased vehicles, it only applies to true installment accounts where the collateral will be owned free and clear at the end of the installment contract. Lease payments are counted against the borrower regardless of the remaining term unless supported by an acceptable LOE from the borrower stating they will not be leasing another new vehicle and proof they have other means of transportation than the leased vehicle being surrendered. Condition not cleared.
																		Exception	Originator	LTV is lower than guideline maximum The LTV is 27.83%; FICO is higher than guideline minimum The FICO score is 792; Reserves are higher than guideline minimum Te reserves are mor than 200 months.;
300011385	$1,100,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Failure to Verify Assets	Terms/Guidelines
According to the Final HUD-1, the borrower paid an earnest money deposit of $XXXXXXX. The purchase agreement in the file indicates an earnest money deposit of only $XXXXXXX which was verified by an escrow receipt, however, it is unknown if the source of these funds is from accounts included in liquid reserves or the other account that was not included. The bank statements provided do not indicate withdrawals to source the $XXXXXX deposit. An online banking statement dated 04/19/13 indicates a $XXXXXX check paid on 04/16/13. Without the source of the earnest money deposit, the borrower had insufficient verified assets to close and no reserves.

05/21/2015: Per the approval, the EMD of $102,300 was from the account which is further supported by the attached email from the closing agent. The additional down-payments were fully disclosed by the following: Bridge loan on property for $1,500,000 which closed concurrently with subject loan. Please note that the loan was paid off. Property sold on for $2.5MM which would have netted the borrower @ $875K. (See attached HUD-1, closing instructions, pay-off docs and property profile. There was also a concurrent HELOC loan for $700K which was fully disclosed on approval form (See attached HUD-1, Lender's instructions and Note) As the auditor has stated, the borrower also had an additional checking account that had an outstanding balance of $100,001 as of 04/20/2013 that was not included in the borrower's PLL (See attached). The borrower had sufficient assets to close and sufficient reserves. Plus, the borrower sold the prior primary residence and had an additional $875K in assets.

05/21/2015: The lender submitted documentation to verify the terms of the bridge loan and the HELOC used as funds towards the purchase. These loans are showing as credits on the subject HUD. Condition cleared.
																				Reserves are higher than guideline minimum Excess verified reserves 40.98%; CLTV is lower than guideline maximum 32.26% CLTV vs. 52.79%; Years in Field Borrower 11 yrs; CoBorrower 6 years;
300011385	$1,100,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/2015 CDA report with 0% variance provided. No market eligibility issues noted.			Reserves are higher than guideline minimum Excess verified reserves 40.98%; CLTV is lower than guideline maximum 32.26% CLTV vs. 52.79%; Years in Field Borrower 11 yrs; CoBorrower 6 years;
110744518	$881,250	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/2015 CDA report with 0% variance provided. No market eligibility issues noted.
No Mortgage Lates 177 months clear  mortgage history review ; Years in Field 14 years in the same field as an Attorney; Reserves are higher than guideline minimum 53 months versus 6 required months reserves; Years in Primary Residence 7 years in primary residence;

110744518	$881,250	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI Exceeds Guidelines	DTI	Audited DTI of 42.61% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval Worksheet , it appears a DTI exception was granted to allow 42% DTI.
Audit hereby acknowledges the higher DTI as non-material.  Adequate compensating factors are noted as: 177 months mortgage history paid as agreed, 53 months verified reserves, 14 years in field and 7 years in subject property.
																		Exception	Originator
No Mortgage Lates 177 months clear  mortgage history review ; Years in Field 14 years in the same field as an Attorney; Reserves are higher than guideline minimum 53 months versus 6 required months reserves; Years in Primary Residence 7 years in primary residence;

110744522	$724,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	The Final HUD-1 in the file is not signed by the borrower and is not certified by the title company.		05/14/2015: Received Final HUD, fees remain within compliance. Cleared.
110744522	$724,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/14/2015: Received CDA Report reflecting a value of $1,150,000, with 0.00% variance in value. Cleared.
300011372	$360,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/22/2015: A CDA Report with a reconciled value of $2,500,000 at 0%variance was provided. Condition cleared.
300011372	$360,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	B	RA	A	A	Finance Charge Under Disclosed	TILA
Finance charges were under disclosed by $1,020.01. It appears the lender did not include line 1102 settlement fee $1,100.00 in the prepaid finance charges. An attorney fee of $800.00 was also paid on line 1305.

05/27/2015: we failed to disclose $275 Title Closer fee and $800 to payoff Bank Attorney's fee. Line 1102 Settlement fee was disclosed and included in the finance charges. Total under disclosed finance charge is $875 to be refunded to the borrower and to re-open rescission. See attached analysis docs and Refund docs

5/28/15 The rescission period has expired. Condition cleared. 05/27/2015: Notification of error, reopened rescission, evidence of shipment and refund to borrower of $875 was provided. Loan will be rated a Fitch B. However, unable to clear condition as loan is currently in the rescission period, rescission expires on 05/28/2015. Loan will be cleared when the rescission period has expired. Condition remains.

300011372	$360,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Right to Cancel form not properly executed	TILA
Both borrowers signed the note, HUD-1 and final TIL. The primary borrower did not sign the right to cancel, the mortgage or the consolidation, extension and modification agreement and is not on the final title policy.

5/18/15 Disagree, he was a borrower only and not on title. He would sign all of the loan documents except the right to cancel, mortgage,..etc. She is the only title holder and as such is theonly one required to sign the right to cancel, mortgage or extension and modification agreement.
																	5/18/15 Compliance verified, borrower not required to be on title. Condition cleared.
110744529	$736,000	MA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/2015 - CDA report with 0% variance provided. No market eligibility issues noted.
110744530	$1,335,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/2015 CDA report with 0% variance provided. No market eligibility issues noted.
DTI is lower than guideline maximum DTI of 25%. vs 38%; Years in Field Borrower has 19 years in field. ; Reserves are higher than guideline minimum 122 months PITIA reserves vs 6 months required reserves. ;

110744533	$384,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/15: CDA provided reflecting a value of $1,075,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared			Reserves are higher than guideline minimum 374.4 monthly reserves ; DTI is lower than guideline maximum DTI at 26.59%.; LTV is lower than guideline maximum LTV of 35.72%;
110744533	$384,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Insufficient Credit Score	Terms/Guidelines	706 < 720 minimum FICO required per the guidelines. There is no evidence in the loan file that the lender allowed the lower FICO.	5/18/19 our methodology is to use the mid score of the primary borrower. client is aware. Please clear.
5/19/15 Audit reviewed the loan and determined the credit score of 706 does not effect the borrowers overall ability to pay. Compensating factors include 26.59% DTI, LTV of 35.72% and 374 months verified reserves. Loan will be graded a B.
																		Exception	Originator	Reserves are higher than guideline minimum 374.4 monthly reserves ; DTI is lower than guideline maximum DTI at 26.59%.; LTV is lower than guideline maximum LTV of 35.72%;
110744539	$605,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Failure to obtain 3rd party verification of employment	Income/Employment	Missing co-borrower verification of self-employment by an independent third party using one of the following: CPA Letter, Professional Organization, Regulatory Agency or Business License.		5/15/15 The co-borrowers income was verified for 3 years. It is not needed to qualify. Condition cleared.
110744539	$605,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/2015- CDA provided reflecting a value of $1,105,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
110744541	$720,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		05/15/2015- CDA provided reflecting a value of $900,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
110744541	$720,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Final TIL not executed	TILA	The Final TIL is not signed by the co-mortgagor.	05/15/2015: Disagree. This is a purchase transaction and the non borrowing title holder is not required to sign the TIL.
05/15/2015: Agree. Per FDIC website, the Non Borrower title holder does not have to sign the Final TIL.  They are only required to receive a copy. https://www.fdic.gov/regulations/laws/rules/6500-2380.html  . Condition cleared.

110744546	$840,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.	5/27/15 Appraisal Review	05/27/15 Field Review provided in lieu of CDA reflecting a value of $1,400,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110744549	$645,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	The CDA report was not provided.		05/15/2015-CDA provided reflecting a value of $2,600,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared			FICO is higher than guideline minimum 777 middle versus 720 required; Years in Field 39 years in the same field of medicine; No Mortgage Lates 193 months of satisfactory mortgage history reviewed;
110744549	$645,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Failure to obtain Documentation	Legal Documents	The second lien in the amount of $150,000.00 closed simultaneously with the subject 1st lien. A copy of the final HUD 1 for the second lien was not provided for review.	5/19/15 Attached is a copy of the final HELOC HUD-1	5/19/15 The lender provided a copy of the HUD for the 2nd lien. Condition cleared.			FICO is higher than guideline minimum 777 middle versus 720 required; Years in Field 39 years in the same field of medicine; No Mortgage Lates 193 months of satisfactory mortgage history reviewed;
110744550	$1,040,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment	Missing income documentation. Appears lender used 2011 and 2012 Schedule C's and 2013 YTD paystub to calculate income. Please provide 2012 Sch. C and 2013 YTD paystubs; not found in file.
05/13/2015: lender approval (page attached) is explicit in income calc methodology. 2012 taxes are noted as on extension, but 2012 1099 evidencing Sch C income used is attached. 2013 YTD paystub also attached. Both figures were discounted by applying a 20% exp ratio.

05/13/2015: Received 2012 W-2s and 1099 as well as 2013 YTD income statement for period ending 5/30/13. 2013 1099 reflects slightly lower income than lender; however, CoBorrower earnings of $145,156.76 were not used as a compensating factor.  Borrower and CoBorrower income exceeds Lender calculation. Condition cleared.
																				LTV is lower than guideline maximum 45.22% < 80%; Reserves are higher than guideline minimum 117.2 mos > 6 mos; FICO is higher than guideline minimum 770 > 720;
110744550	$1,040,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review appraisal missing. A CDA Report was not provided.		05/15/2015 - CDA provided reflecting a value of $2,300,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared			LTV is lower than guideline maximum 45.22% < 80%; Reserves are higher than guideline minimum 117.2 mos > 6 mos; FICO is higher than guideline minimum 770 > 720;
110744556	$1,537,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was missing from the file.		5/15/15 CDA provided reflecting a value of $2,265,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
LTV is lower than guideline maximum LYV 67.88 below guideline minimum 80%; Reserves are higher than guideline minimum Additionial reserves 147 mos > 6 mos maximum ; Years Self Employed Borrowers self employed 23 years.;

110744556	$1,537,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Appraisal not provided	Value	File is missing a second appraisal. Loan amount is > $1MM. An exceptions could not be located in the file.	5/14/15 our policy is for one appraisal only. 2nd appraisal not required by client. Please clear.	5/14/15 Audit has reviewed the lenders guidelines and a second appraisal is not required. Condition Cleared.
LTV is lower than guideline maximum LYV 67.88 below guideline minimum 80%; Reserves are higher than guideline minimum Additionial reserves 147 mos > 6 mos maximum ; Years Self Employed Borrowers self employed 23 years.;

110744556	$1,537,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing Verification of Taxes and Insurance amounts for Rental Property	Terms/Guidelines	Please provide evidence of taxes and insurance on rental properties.
5/27/15 5/22/2015 The hazard insurance calculation was included in the property profile attachments that were submitted with our initial rebuttal: hazard insurance calculation was as follows; Improvement value $433,837 X .0032 = $1,388.28 div 12 = $115.89/mos property: Improvement value $70,000 X .0032 = $224.00 div 12 = $18.67/mos 5/19/15 This loan closed(Pre-QM). Per the loan approval, the rental income was calculated off the tax returns Schedule E's which met our underwriting policies/procedures (See attached Schedule E's). Also attached are the property profiles for the 3 properties in question. Please note that on two of the properties, the hazard insurance premiums were estimated based on industry standards. Lender requests that this condition be cleared.

5/27/2015 Audit received the lenders formula for the insurance figures and reviewed with lead. The loan is pre QM,  the formula is acceptable. Condition cleared. 5/19/15 Received proof of taxes on the 3 properties and proof of insurance for the property. Lender to provided formula used to calculate insurance based upon industry standard for the commercial property and the condo. Condition not cleared.

LTV is lower than guideline maximum LYV 67.88 below guideline minimum 80%; Reserves are higher than guideline minimum Additionial reserves 147 mos > 6 mos maximum ; Years Self Employed Borrowers self employed 23 years.;

110744556	$1,537,500	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI Exceeds Guidelines	DTI	40.52% DTI > 38% maximum per guideline, however lender approval with DTI 43%.		Audit hereby acknowledges the higher DTI as non-material. Adequate compensating factors are noted as: positive cash flow on the subject property, 67.88% LTV and 23 years self employed.	Exception	Originator
LTV is lower than guideline maximum LYV 67.88 below guideline minimum 80%; Reserves are higher than guideline minimum Additionial reserves 147 mos > 6 mos maximum ; Years Self Employed Borrowers self employed 23 years.;

110744560	$600,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.
5/26/2015 Satisfactory field review received. Condition cleared. 05/15/2015- Received CDA report, value came in a "indeterminate." Pending field revie05/26/2015 Audit has re-reviewed the information provided and was able to determine the properties are owned by the business and not a personal liability. Condition cleared to support appraisal value. Please provide required Appraisal Field Review

110744564	$750,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review appraisal missing. A CDA Report was not provided.		05/15/2015 - CDA provided reflecting a value of $1,200,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared			DTI is lower than guideline maximum 19.20% < 38%; Reserves are higher than guideline minimum 361.10 months < 6 months; FICO is higher than guideline minimum 783 > 720;
110744567	$322,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	The CDA report is missing from the file.		05/15/2015 - CDA provided reflecting a value of $460,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
Reserves are higher than guideline minimum $20M in excess reserves > 6 month minimum per owned property.; DTI is lower than guideline maximum DTI 24.73% < 38% maximum per guidelines; Years Self Employed Borrowers real estate investors 30+ years;

110744567	$322,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing Evidence REO Property is Owned Free and Clear	Legal Documents	Please provide evidence that co-borrower's primary residence owned free and clear.	5/19/15 Attached is a property profile that supports owned free & clear.	5/19/15 The lender provided proof the property there is no lien on the property. Condition cleared.
Reserves are higher than guideline minimum $20M in excess reserves > 6 month minimum per owned property.; DTI is lower than guideline maximum DTI 24.73% < 38% maximum per guidelines; Years Self Employed Borrowers real estate investors 30+ years;

110744567	$322,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing Verification of Taxes and Insurance amounts for Rental Property	Terms/Guidelines	Please provide evidence of hazard coverage and most recent tax bills for primary residences of borrower and co-borrower and rental properties.
5/20/15 See attached documentation for the two primary residences. Also attached is the taxes and insurance for the other property. Please note that this loan closed Pre-QM. We calculated the rental income off the borrower's 2011 & 2012 Tax Returns - Schedule E's which met guidelines at origination. Also, attached are 2013 tax returns. All the remaining properties were included in the tax returns, therefore additional documentation was not required. Lender requests Client clear this condition.
																	5/20/15Verification of taxes and insurance for primary residences and other property provided. All other figures taken from tax returns. Condition cleared
Reserves are higher than guideline minimum $20M in excess reserves > 6 month minimum per owned property.; DTI is lower than guideline maximum DTI 24.73% < 38% maximum per guidelines; Years Self Employed Borrowers real estate investors 30+ years;

110744567	$322,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Final HUD-1 not provided	RESPA	The file is missing the final HUD-1. Estimated HUD-1 in file. Additional conditions may apply.	05/15/2015: Disagree, investment property, not covered under RESPA, no Final HUD required.	05/15/2015: Agree. Subject is an investment property. RESPA disclosures are not required. Cleared.
Reserves are higher than guideline minimum $20M in excess reserves > 6 month minimum per owned property.; DTI is lower than guideline maximum DTI 24.73% < 38% maximum per guidelines; Years Self Employed Borrowers real estate investors 30+ years;

110744567	$322,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Failure to obtain 3rd party verification of employment	Income/Employment	Missing verification of self-employment by an independent third party.
05/15/2015: This is not a QM loan. Our procedures would not require a 3rd party VOE with the existing documentation in the file evidencing borrower's employment and income history.  Please confirm internally with those who have worked on our sales or please immediately refer to client for decisioning.
																	05/15/2015: Agreed. Loan is not a QM, application date is 4/30/13. Self employment documentation in file meets lender requirements. Cleared.
Reserves are higher than guideline minimum $20M in excess reserves > 6 month minimum per owned property.; DTI is lower than guideline maximum DTI 24.73% < 38% maximum per guidelines; Years Self Employed Borrowers real estate investors 30+ years;

110744575	$1,160,250	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided		05/15/2015: Loan file is corrupted; unable to open attachment. 05/20/2015- Received CDA with value of $1560,000.00, a 0% variance. No issues noted, conditions cleared.
DTI is lower than guideline maximum DTI 18.66% < 38% maximum DTI per guidelines; Reserves are higher than guideline minimum 50 mos PITI reserves > 6 month minimum per guidelines; FICO is higher than guideline minimum Credit score 773 < 700 minimum per guidelines;

110744575	$1,160,250	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing Verification of Taxes and Insurance amounts for Rental Property	Terms/Guidelines	Please provide evidence of hazard insurance coverage and property taxes on rental properties.
05/27/2015: Property was reported 366 days on tax return, it is a commercial/office building and triple net per borrower, as such, no expenses reported. 2012 full return attached.
 05/15/2015: T&I from most recent year's tax return (attached).

05/27/2015: Audit review of 2012 Schedule E with REO documentation submitted is deemed acceptable. Condition cleared.
 05/15/2015: Provide tax and insurance documentation.  Tax return was not uploaded to system. Audit verified taxes one property from 2011 Schedule but it is not listed on 2011 Schedule E.  No taxes or insurance for this property is listed on final 1003 in file.

DTI is lower than guideline maximum DTI 18.66% < 38% maximum DTI per guidelines; Reserves are higher than guideline minimum 50 mos PITI reserves > 6 month minimum per guidelines; FICO is higher than guideline minimum Credit score 773 < 700 minimum per guidelines;

110744575	$1,160,250	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing Purchase contract addendum	Legal Documents	Please provide addendum to Purchase Contract reducing sales price to $1,547,000 per HUD-1.	05/15/2015: we accept amended escrow instruction in lieu of purchase addendum (ref attached	05/15/2015: Audit concurs with the lender rebuttal, the amended escrow instruction in lieu of purchase addendum is acceptable. Condition cleared.
DTI is lower than guideline maximum DTI 18.66% < 38% maximum DTI per guidelines; Reserves are higher than guideline minimum 50 mos PITI reserves > 6 month minimum per guidelines; FICO is higher than guideline minimum Credit score 773 < 700 minimum per guidelines;

110744575	$1,160,250	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing payment history	Terms/Guidelines	Please provide 12 month payment history on Lender's mortgage secured by prior residence.		05/15/20185: Received payment history. Cleared.
DTI is lower than guideline maximum DTI 18.66% < 38% maximum DTI per guidelines; Reserves are higher than guideline minimum 50 mos PITI reserves > 6 month minimum per guidelines; FICO is higher than guideline minimum Credit score 773 < 700 minimum per guidelines;

110744581	$816,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/2015- CDA provided reflecting a value of $1,020,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
110744591	$1,500,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review Appraisal Missing – A CDA report was not provided in file.		05/15/2015- CDA report with 0% variance provided. No market eligibility issues noted			DTI is lower than guideline maximum 21.83% < 38%; CLTV is lower than guideline maximum 36.36% < 80%; Reserves are higher than guideline minimum 144 months > 6 months;
110744591	$1,500,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment	Missing VVOE for co-borrower. Please provide VVOE for co-borrower completed within 10 days prior to closing.	5/14/15 This is not a conventional loan. File meets our requirement of pay stub < 90 days old at closing. Please clear.	5/14/15 Audit reviewed lenders guidelines and determined a VVOE for a wage earner is not required. Condition Cleared.			DTI is lower than guideline maximum 21.83% < 38%; CLTV is lower than guideline maximum 36.36% < 80%; Reserves are higher than guideline minimum 144 months > 6 months;
110744591	$1,500,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Failure to obtain 2nd lien note	Legal Documents	Failure to obtain 2nd lien note. Per loan approval in file, borrowers are doing simo refi of 2nd lien. Please provide copy of note and executed HUD.	5/20/15 Second Lien Note is attached
5/20/15 Audit reviewed with Sr. Auditor and determined a HUD for the 2nd lien is not required. Condition cleared.
 5/20/15 The lender provided a copy of the second lien note. The file is still missing the HUD-1 from the second lien. Condition not cleared.
																				DTI is lower than guideline maximum 21.83% < 38%; CLTV is lower than guideline maximum 36.36% < 80%; Reserves are higher than guideline minimum 144 months > 6 months;
110744591	$1,500,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing hazard insurance declaration	Terms/Guidelines	Missing hazard insurance declaration. Please provide HOI dec page reflecting premium amount. Dec page in file does not reflect amount.	05/21/2015: Insurance declaration attached	05/21/2015: Audit review of Insurance declaration reflects insurance premium, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 21.83% < 38%; CLTV is lower than guideline maximum 36.36% < 80%; Reserves are higher than guideline minimum 144 months > 6 months;
110744592	$700,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review Appraisal Missing: A CDA Report was not provided.	05/18/2015: CDA	05/18/2015: A CDA report reflecting a value of $1,225,000 which is a 0% variance was provided. Condition Cleared. 05/15/2015 CDA report with 0% variance provided. No market eligibility issues noted.
110744607	$1,424,000	MA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review Appraisal Missing. A CDA report was not provided in file.		05/20/2015- Received CDA report with value of $1,780,000.00, a 0% variance. No issues noted, condition cleared.
110744612	$380,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review Appraisal Missing. A CDA Report was not provided.		05/15/2015- CDA provided reflecting a value of $2,600,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared			Reserves are higher than guideline minimum 248 mos > 6 mos ; DTI is lower than guideline maximum 13.67% < 38% ; FICO is higher than guideline minimum 803 > 720;
110744612	$380,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Final HUD-1 not provided	RESPA	Final HUD-1 not provided. Please provide final HUD stamped and signed by settlement agent.		5/15/2015 Lender provided certified Final HUD-1 Condition cleared.			Reserves are higher than guideline minimum 248 mos > 6 mos ; DTI is lower than guideline maximum 13.67% < 38% ; FICO is higher than guideline minimum 803 > 720;
110744612	$380,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Failure to obtain 2nd lien note	Legal Documents	Failure to obtain 2nd lien Note. Please provide copy of note, mortgage and HUD-1 settlement statement for simultaneous 2nd to confirm terms.	5/20/15 Please see attached Second Lien	5/20/15 The lender provided a copy of the second lien note. The HUD and mortgage documents are not required. Condition cleared.			Reserves are higher than guideline minimum 248 mos > 6 mos ; DTI is lower than guideline maximum 13.67% < 38% ; FICO is higher than guideline minimum 803 > 720;
300011285	$690,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review Appraisal Missing: A CDA Report was not provided.		05/15/2015 CDA report with 0% variance provided. No market eligibility issues noted.
300011284	$1,440,000	MA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		05/15/2015 CDA report with 0% variance provided. No market eligibility issues noted.
109916753	$550,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	Review Appraisal Missing. A CDA Report was not provided.		05/15/2015 CDA report with 0% variance provided. No market eligibility issues noted.			LTV is lower than guideline maximum LTV < 50%; DTI is lower than guideline maximum DTI 28.13% < 38% maximum; Years Self Employed Borrower self employed 20 years;
109916753	$550,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Missing Verification of Taxes and Insurance amounts for Rental Property	Terms/Guidelines	Missing verification of taxes and insurance amounts for rental property. Please provide evidence payments escrowed or provide HOI dec page and most recent tax bill for rental property.	5/19/15 T&I information is accurately reflected on most recent year's tax return (2012), also provided property profile. (taxes $6670/yr, Insurance $1596/yr)	5/19/15 Received lenders response to use taxes and insurance off of most recent tax returns, Schedule E. This loan is Pre QM. Condition cleared.			LTV is lower than guideline maximum LTV < 50%; DTI is lower than guideline maximum DTI 28.13% < 38% maximum; Years Self Employed Borrower self employed 20 years;
300011276	$652,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Rescind	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment	The borrowers verification of employment in the file does not cover a full two years of employment.		05/20/2015: Employment letter dated 4/28/14 provided in loan file. Letter provide borrower's year to date earnings as well as continuance of income. Condition rescinded.
300011276	$652,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Rescind	A	A	CA	A	A	Missing Balance Sheet	Income/Employment	Missing 2014 YTD balance sheet.
05/20/2015: Application is 04/25/2014. Applicant provided 2012 and 2013 tax returns. 2014 P&L and Balance Sheet is not required as information contained in the personal and business tax returns is within the 120 day date range. Condition rescinded.

300011276	$652,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Rescind	A	A	CA	A	A	Missing YTD Profit & Loss	Income/Employment	Missing 2014 YTD profit and loss.
05/20/2015: Application is 04/25/2014. Applicant provided 2012 and 2013 tax returns. 2014 P&L and Balance Sheet is not required as information contained in the personal and business tax returns is within the 120 day date range. Condition rescinded.

300011276	$652,000	MA	Underwriting Complete	SHQM	SHQM	Compliance	Rescind	A	A	RA	A	A	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	QM/ATR	ATR Non-Compliant due to missing two years of verbal employment verification.		05/20/2015: Employment letter dated 4/28/14 provided in loan file. Letter provide borrower's year to date earnings as well as continuance of income. Condition rescinded.
300011276	$652,000	MA	Underwriting Complete	SHQM	SHQM	Compliance	Rescind	A	A	RA	A	A	Loan does not meet criteria for Qualified Mortgage	QM/ATR	Loan does not meet QM criteria due to missing Balance Sheet and Profit and Loss.
05/20/2015: Application is 04/25/2014. Applicant provided 2012 and 2013 tax returns. 2014 P&L and Balance Sheet is not required as information contained in the personal and business tax returns is within the 120 day date range. Condition rescinded.

300011276	$652,000	MA	Underwriting Complete	SHQM	SHQM	Compliance	Rescind	A	A	RA	A	A	Ability to Repay Non-Compliant: Missing evidence of income documentation	QM/ATR	ATR Non-Compliant due to missing Balance Sheet and Profit and Loss.
05/20/2015: Application is 04/25/2014. Applicant provided 2012 and 2013 tax returns. 2014 P&L and Balance Sheet is not required as information contained in the personal and business tax returns is within the 120 day date range. Condition rescinded.

300011276	$652,000	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		05/15/2015 CDA report with 0% variance provided. No market eligibility issues noted.
300011274	$486,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment	Provide two years IRS tax transcripts. Two years tax returns provided in the file were not signed.	05/28/2015: Please see attached 2012 and 2013 tax returns	05/28/2015: Audit review of signed 2012 and 2013 tax returns documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 29.1% compared to 38%.; Reserves are higher than guideline minimum 55 months compared to 6. ; No Rental Lates Per LOE in file. ;
300011274	$486,000	MA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	MA – Mortgage Lender Disclosure not provided within three business days of lender application date	State/Local Compliance	The Disclosure Concerning the Massachusetts Homestead Act is signed by the borrower on 07/31/14 and the application date is 06/10/14.	5/19/15Disagree, this disclosure is produced by the borrower's attorney at closing and does not have to be within 3 business days of the app date.	5/19/15 Audit reviewed the file and located the MA Lender Disclosure provided to the borrower with the initial disclosure package. Condition cleared.			DTI is lower than guideline maximum 29.1% compared to 38%.; Reserves are higher than guideline minimum 55 months compared to 6. ; No Rental Lates Per LOE in file. ;
300011274	$486,000	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in the file.		05/15/2015 CDA report with 0% variance provided. No market eligibility issues noted.			DTI is lower than guideline maximum 29.1% compared to 38%.; Reserves are higher than guideline minimum 55 months compared to 6. ; No Rental Lates Per LOE in file. ;
300042972	$624,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		08/13/15: CDA provided reflecting a value of $790,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042972	$624,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA
The GFE reflects fees of $842 vs. actual fees of $955 charged on the HUD-1.  The amount of restitution is $28.80.  The lender credit of $67 found on line #205 of the HUD-1 is sufficient.  Loan will be graded a B for Fitch and A for others.

8/10/15 The GFE reflects fees of $842 vs. actual fees of $955 charged on the HUD-1.  The amount of restitution is $28.80.  The lender credit of $67 found on line #205 of the HUD-1 is sufficient.  Loan will be graded a B for Fitch and A for others.

300042972	$624,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Initial Escrow Account Disclosure	General Compliance	Initial Escrow Account Disclosure provided in the loan file, however the disclosure is not dated. Need evidence that it was provided to the borrower within 45 days of closing.		08/25/2015: Audit received evidence that the Escrow Disclosure was provided on 06/29/2015. Condition cleared.
300042971	$909,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in the file.		08/19/15: CDA provided reflecting a value of $1,300,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042971	$909,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Servicing Disclosure Statement	General Compliance	File is missing Servicing disclosure statement. Additional conditions may apply.	08/20/2015: Servicing Disclosure	08/20/2015: Audit review of Servicing disclosure statement, dated 10/20/2014, is within three days of application date of 10/15/2014. Documentation submitted is deemed acceptable, condition cleared.
300042971	$909,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA	Under the charges that in total cannot increase more than 10%, the Final HUD-1 shows an increase of 38.16%. The Lender was required to provide a cure in the amount of $581.05.”		Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $581.05. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
300042971	$909,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Initial Escrow Account Disclosure	General Compliance	Please provide the signed initial Escrow disclosure/Waiver provided to the borrower within 45 days of closing.		8/21/2015 Audit reviewed the loan file and located an executed escrow waiver. Condition cleared.
300042971	$909,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA
The final HUD-1 was not provided. Unable to complete compliance review. In order to verify all estimated required third party fees and any tolerance cures, please provide the complete final HUD-1. Additional Conditions may apply.
																08/20/2015: Final HUD	08/20/2015: Audit review of final HUD-1 documentation submitted is deemed acceptable. Compliance testing passed. Condition cleared.
300042971	$909,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	LTV exceeds guidelines	Terms/Guidelines	Utilizing appraised value of $1,100,000 subject LTV of 82.64% exceeds guidelines maximum.		8/21/2015 Audit re-reviewed the loan file, the appraisal of $1,100,00 is aged. New appraisal supports value as submitted. Condition cleared.
300042970	$1,600,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing final application (1003)	Legal Documents	Provide the executed final loan application. The final 1003 in file was not executed by the Borrowers.	8/17/2015 Final 1003
8/20/2015 The lender provided an executed copy of the final application. Condition cleared. The lender provided a copy of the final 1003 , however audit was unable to open the file because it is either not a supported file type or because the file has been damaged. Condition not cleared.

Years on Job CoBorrower employed at same company 10 years. ; Reserves are higher than guideline minimum 55 months PITIA reserves are greater than 24 months required reserves. ; No Mortgage Lates 0 x 30 exceeds 49 months. ; Years in Primary Residence Borrower resided in departing residence 7 years. ;

300042970	$1,600,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing copy of title	Title	Provide a copy of the title commitment. The preliminary title in file does not list a loan policy amount.	8/17/2015 Title	8/17/2015 The lender provided a copy of the final title policy. Condition cleared.
Years on Job CoBorrower employed at same company 10 years. ; Reserves are higher than guideline minimum 55 months PITIA reserves are greater than 24 months required reserves. ; No Mortgage Lates 0 x 30 exceeds 49 months. ; Years in Primary Residence Borrower resided in departing residence 7 years. ;

300042970	$1,600,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing mortgage/deed of trust	Legal Documents	Provide the executed recorded deed of trust. The deed of trust in file was not executed by the Borrowers.	8/20/15 DOT	8/20/2015 The lender provided a copy of the executed mortgage. Condition cleared.
Years on Job CoBorrower employed at same company 10 years. ; Reserves are higher than guideline minimum 55 months PITIA reserves are greater than 24 months required reserves. ; No Mortgage Lates 0 x 30 exceeds 49 months. ; Years in Primary Residence Borrower resided in departing residence 7 years. ;

300042970	$1,600,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	LTV/CLTV Exceeds Max	Terms/Guidelines
Lender guidelines allow a maximum LTV/CLTV of 75.00% with a Borrower minimum FICO score of 740. The loan closed with an LTV/CLTV of 80.00%. The exception allowing the increase in LTV/CLTV, was not found in file.
																8/20/15 rebuttal 8/17/15 Rebuttal
8/20/15 The lender submitted updated guidelines allowing up to an 80% LTV for the loan amount. Condition cleared.8/17/2015 The lender provided a rebuttal letter, however audit was unable to open the file because it is either not a supported file type or because the file has been damaged. Condition not cleared.

Years on Job CoBorrower employed at same company 10 years. ; Reserves are higher than guideline minimum 55 months PITIA reserves are greater than 24 months required reserves. ; No Mortgage Lates 0 x 30 exceeds 49 months. ; Years in Primary Residence Borrower resided in departing residence 7 years. ;

300042970	$1,600,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	Affiliated Business Disclosure not executed	RESPA	Provide an executed affiliated business disclosure. The disclosure in file was not executed by the Borrowers.
08/26/2015: Our compliance department has addressed concerns regarding this and our position is based upon the requirements set forth in 3500.15 (b)(1) and 3500.15(b)(1)(i).  The provisional requirement is for affiliated businesses that are being “referred” to the borrower be disclosed in accordance with format outlined Appendix D.  There is no language indicative of applicability of provision being based upon whether or not the borrower utilized the referred affiliate.  Acknowledgment to and by the borrower indicating the understanding that settlement services are being referred and the party referring may receive a financial or other benefit as a result is required.  Condition remains. 8/17/2015 The lender submitted a rebuttal stating the Affiliated Business Disclosure does not need to be executed buy the borrower. The lender is affiliated with an insurance company. When a lender has an affiliated business, compliance requires an executed Affiliated Business Disclosure. Condition acknowledged and loan will be rated a B.

Years on Job CoBorrower employed at same company 10 years. ; Reserves are higher than guideline minimum 55 months PITIA reserves are greater than 24 months required reserves. ; No Mortgage Lates 0 x 30 exceeds 49 months. ; Years in Primary Residence Borrower resided in departing residence 7 years. ;

300042970	$1,600,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA
Provide the final HUD-1 settlement statement. Unable to complete compliance review.  Additional conditions may apply.   The HUD-1 in file was for the refinance of the departing residence.  (Audit to re-calculate the cash to close)
																8/20/2015 Final HUD 8/17/2015
8/20/2015 The lender provided a complete copy of the certified Final HUD-1. Condition cleared. 8/17/2015 The lender provided a copy of the Final HUD, however it was just the buyers side. Please provide a copy of the sellers final HUD-1 as well. Condition not cleared.

Years on Job CoBorrower employed at same company 10 years. ; Reserves are higher than guideline minimum 55 months PITIA reserves are greater than 24 months required reserves. ; No Mortgage Lates 0 x 30 exceeds 49 months. ; Years in Primary Residence Borrower resided in departing residence 7 years. ;

300042970	$1,600,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Initial Escrow Account Disclosure	General Compliance	Provide the executed escrow disclosure. The escrow disclosure in file was not executed by the Borrowers.	8/17/2015 Escrow Account Election	8/17/2015 The lender provided a copy of the escrow waiver. Condition cleared.
Years on Job CoBorrower employed at same company 10 years. ; Reserves are higher than guideline minimum 55 months PITIA reserves are greater than 24 months required reserves. ; No Mortgage Lates 0 x 30 exceeds 49 months. ; Years in Primary Residence Borrower resided in departing residence 7 years. ;

300042970	$1,600,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final TIL	TILA	Provide the executed final TIL disclosure. The TIL disclosure in file was not executed by the Borrowers.	8/20/2015 Final TIL	8/20/2015 The lender provided an executed copy of the final TIL. Condition cleared.
Years on Job CoBorrower employed at same company 10 years. ; Reserves are higher than guideline minimum 55 months PITIA reserves are greater than 24 months required reserves. ; No Mortgage Lates 0 x 30 exceeds 49 months. ; Years in Primary Residence Borrower resided in departing residence 7 years. ;

300042970	$1,600,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/13/15: CDA provided reflecting a value of $2,000,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Years on Job CoBorrower employed at same company 10 years. ; Reserves are higher than guideline minimum 55 months PITIA reserves are greater than 24 months required reserves. ; No Mortgage Lates 0 x 30 exceeds 49 months. ; Years in Primary Residence Borrower resided in departing residence 7 years. ;

300042969	$524,175	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/14/15: CDA provided reflecting a value of $700,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum 167 months PITIA reserves > 24 months reserves. ; Years on Job Employed 15 years with same company; No Mortgage Lates 0 x 30 over 83 months; Years in Primary Residence 15 Year In Primary Residence ;

300042969	$524,175	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Loan does not meet criteria for Qualified Mortgage	QM/ATR	Loan does not meet criteria for Qualified Mortgage. Provide 2014 Balance sheets for Business 1,2 and 3. The Balance sheets supporting 2014 YTD profit and loss statements were not found in file.
08/31/2015: Audit review of 2014 Balance sheets  and YTD 2015 Balance Sheets for Businesses 1,2 and 3 documentation submitted is deemed acceptable. Condition cleared
 8/17/2015 The lender provided profit and loss statements. Please provide the requested 2014 Balance Sheets  for business 1, 2 & 3.

Reserves are higher than guideline minimum 167 months PITIA reserves > 24 months reserves. ; Years on Job Employed 15 years with same company; No Mortgage Lates 0 x 30 over 83 months; Years in Primary Residence 15 Year In Primary Residence ;

300042969	$524,175	WA	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	The Affiliated Business Disclosure in file is dated 04/06/2015 whereas the original application date is 11/11/2014.	08/27/2015: Rebuttal 8/17/2015 Rebuttal
08/27/2015: 08/27/2015: Our compliance department has addressed concerns regarding this and our position is based upon the requirements set forth in 3500.15 (b)(1) and 3500.15(b)(1)(i). The provisional requirement is for affiliated businesses that are being “referred” to the borrower be disclosed in accordance with format outlined Appendix D. There is no language indicative of applicability of provision being based upon whether or not the borrower utilized the referred affiliate. Acknowledgment to and by the borrower indicating the understanding that settlement services are being referred and the party referring may receive a financial or other benefit as a result is required. Condition acknowledged. Loan will be rated a B.
 8/17/2015 The lender submitted a rebuttal stating the Affiliated Business Disclosure does not require a date or a signature. Per compliance when the lender has an affiliated business the disclosure must be provided to the borrower within 3 days of application date and the file must contain an executed copy. Condition not cleared.

Reserves are higher than guideline minimum 167 months PITIA reserves > 24 months reserves. ; Years on Job Employed 15 years with same company; No Mortgage Lates 0 x 30 over 83 months; Years in Primary Residence 15 Year In Primary Residence ;

300042969	$524,175	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Balance Sheet	Income/Employment	Provide 2014 Balance sheets for Business 1,2 and 3. The Balance sheets supporting 2014 YTD profit and loss statements were not found in file.	08/31/2015: Balance Sheets 8/17/2015 P&L
08/31/2015: Audit review of 2014 Balance sheets  and YTD 2015 Balance Sheets for Businesses 1,2 and 3 documentation submitted is deemed acceptable. Condition cleared.
 8/17/2015 The lender provided profit and loss statements. Please provide the requested 2014 Balance Sheets  for business 1, 2 & 3.

Reserves are higher than guideline minimum 167 months PITIA reserves > 24 months reserves. ; Years on Job Employed 15 years with same company; No Mortgage Lates 0 x 30 over 83 months; Years in Primary Residence 15 Year In Primary Residence ;

300042967	$485,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Asset Violation	Terms/Guidelines
The Lender's guidelines requires a total of 18 months reserves of which 3 months reserves must be liquid assets. Therefore, total required reserves is $56,388.42, of which $9,398.07 must be liquid.  Total assets of $177,343.56 were verified; however, only $7,027.07 were liquid.  The 3 month liquid reserve requirement was not met.
																	08/25/2015: Audit reviewed newer set of lender guides dated 12/12/2014 which shows that 401K assets at 60% can be used towards reserves. Condition cleared.
No Mortgage Lates UW Guides require 0x30 in the most recent 24 monhts.  Credit report verifies 43 months payment history with no late payments reported.; Years on Job Borrower has 18 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.76%;

300042967	$485,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Good Faith Estimate not provided within 3 business days of application date.	RESPA	The Good Faith Estimate in the file is dated 03/10/2015 and the original application date is 01/05/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the subject property was entered 03/09/2015. Condition cleared.
No Mortgage Lates UW Guides require 0x30 in the most recent 24 monhts.  Credit report verifies 43 months payment history with no late payments reported.; Years on Job Borrower has 18 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.76%;

300042967	$485,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	The Servicing Disclosure Statement in the file is dated 03/10/2015 and the original application is dated 01/05/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the subject property was entered 03/09/2015. Condition cleared.
No Mortgage Lates UW Guides require 0x30 in the most recent 24 monhts.  Credit report verifies 43 months payment history with no late payments reported.; Years on Job Borrower has 18 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.76%;

300042967	$485,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing evidence GFE provided to borrower in lieu of state disclosure of material terms	RESPA	The Good Faith Estimate in the loan file is 03/10/2015 which is more than 3 days of the original application date of 01/05/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the subject property was entered 03/09/2015. Condition cleared.
No Mortgage Lates UW Guides require 0x30 in the most recent 24 monhts.  Credit report verifies 43 months payment history with no late payments reported.; Years on Job Borrower has 18 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.76%;

300042967	$485,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	The Affiliated Business Disclosure in the file is dated 03/10/2015 and the original application date is 01/05/2015.	8/20/2015 Rebuttal 8/17/2015 Rebuttal
8/20/2015 The lender provided proof the subject property was entered 03/09/2015. Condition cleared. 8/17/2015 The lender submitted a rebuttal stating the Affiliated Business Disclosure does not require a date or a signature. Per compliance when the lender has an affiliated business the disclosure must be provided to the borrower within 3 days of application date and the file must contain an executed copy. Condition not cleared.

No Mortgage Lates UW Guides require 0x30 in the most recent 24 monhts.  Credit report verifies 43 months payment history with no late payments reported.; Years on Job Borrower has 18 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.76%;

300042967	$485,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	The Initial TIL in the file is dated 03/10/2015 and the original application date is 01/05/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the subject property was entered 03/09/2015. Condition cleared.
No Mortgage Lates UW Guides require 0x30 in the most recent 24 monhts.  Credit report verifies 43 months payment history with no late payments reported.; Years on Job Borrower has 18 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.76%;

300042967	$485,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Federal Consumer Protection	The Appraisal disclosure in the file is dated 03/10/2015 and the original application date is 01/05/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the subject property was entered 03/09/2015. Condition cleared.
No Mortgage Lates UW Guides require 0x30 in the most recent 24 monhts.  Credit report verifies 43 months payment history with no late payments reported.; Years on Job Borrower has 18 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.76%;

300042967	$485,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Federal High-Cost	The HUD Homeownership Counseling Disclosure in the file is dated 03/10/2015 and the original application date is 01/05/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the subject property was entered 03/09/2015. Condition cleared.
No Mortgage Lates UW Guides require 0x30 in the most recent 24 monhts.  Credit report verifies 43 months payment history with no late payments reported.; Years on Job Borrower has 18 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.76%;

300042967	$485,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in file.		08/13/15: CDA provided reflecting a value of $610,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates UW Guides require 0x30 in the most recent 24 monhts.  Credit report verifies 43 months payment history with no late payments reported.; Years on Job Borrower has 18 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.76%;

300042966	$660,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/13/15: CDA provided reflecting a value of $831,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042966	$660,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Loan originator organization name and/or NMLS reference number missing on the note.	Federal Consumer Protection	The Loan Officer name was missing from the Note in file.	08/17/2015 Note	08/17/2015 The lender provided a copy of the Note with the Loan Officers and Loan Originators NMLS information. Condition cleared.
300042966	$660,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Loan originator name and/or NMLS reference number missing on the note.	Federal Consumer Protection	Loan originator organization name and/or NMLS reference number missing on the note. The Loan Officer name was missing from the Note in file.	8/17/2015 Note	08/17/2015 The lender provided a copy of the Note with the Loan Officers and Loan Originators NMLS information. Condition cleared.
300042964	$845,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/13/15: CDA provided reflecting a value of $1,240,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Field Borrower has 9 years in field.; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 41.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812.;

300042964	$845,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Assets are not sourced/seasoned	Legal Documents	Gift letter in file indicated borrower received gifts for funds to close. Evidence of receipt of the gift funds was not provided.	08/18/2015: Gift 8/17/2015 Gift
08/18/2015: Audit review of Gift letter from father for $15,000 along with wire transfer was provided, documentation submitted is deemed acceptable. Condition cleared.
 8/17/2015 The lender submitted a copy of the gift letter, however audit is unable to open it  because it is either not a supported file type or because the file has been damaged.

Years in Field Borrower has 9 years in field.; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 41.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812.;

300042964	$845,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment
Appendix Q requires most recent 2 full years employment history.  A VVOE from borrower's previous employment per the 1003 application was not provided. Unable to determine if any gaps > 1 month in employment as required by Appendix Q.
																08/21/2015: VOE 8/17/2015 Employment LOE
08/24/2015: LOE provided dated 03/28/2015 explaining the 2 month gap in employment. Document obtain prior to loan consummation.  Condition cleared. 08/21/2015: Audit reviewed VOE documentation and has determined that the Prior employment dates reflect 07/01/2008 through 07/01/2013 AND current employment dates reflect 08/31/2013 though present. Borrower has a gaps > 30 days when they switched employers, an explanation is required to meet QM requirements. Condition remains.
 8/17/2015 The lender provided a LOE for the borrowers gap in employment. Appendix Q requires most recent 2 full years employment history.  A VVOE from borrower's previous employment per the 1003 application was not provided. Condition not cleared.

Years in Field Borrower has 9 years in field.; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 41.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812.;

300042964	$845,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Documentation	General Compliance
Provide evidence of lender of record application date that includes the property address. Unable to determine when lender received the purchase contract with the property address to determine the application date.
																8/17/2015 Application Date	8/17/2015 The lender provided proof of the application date. Condition cleared.
Years in Field Borrower has 9 years in field.; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 41.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812.;

300042964	$845,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	A final HUD-1 was not provided.	8/17/2015 HUD	8/18/2015 The lender provided the final HUD. Condition cleared. 8/17/2015 The lender provided a copy of a final HUD for the incorrect borrower. Condition not cleared.
Years in Field Borrower has 9 years in field.; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 41.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812.;

300042963	$1,155,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Mortgage	General Compliance
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
																8/19/2015 DOT	8/19/2015 The lender provided a copy of the recorded mortgage. Condition cleared.
300042963	$1,155,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/13/15: CDA provided reflecting a value of $1,650,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042962	$810,000	OR	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/14/15: CDA provided reflecting a value of $1,190,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Years on Job Borrower has 14 years Self Employed; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 83 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 53 months payment history with no late payments reported;

300042962	$810,000	OR	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines	Withdrawal terms for the borrowers retirement account not provided in loan file.	08/31/2015: 401K 8/19/2015 Terms of Withdrawal
08/31/2015: Audit review of 401K terms of withdrawal documentation submitted is deemed acceptable. Condition cleared.
 08/24/2015: Lender provided 401K statement which does not outline the terms and condition of withdraw. As mentioned previously, the terms provided on 08/19 cannot be matched to the 401K statements. Condition remains. 8/19/2015 The lender submitted a terms of withdrawal document, however only two pages of the booklet were submitted and there is no information on the pages received that indicate it belongs to the borrowers retirement plan. Please submit the entire booklet to determine it belongs to the borrowers retirement account. Condition not cleared.

Years on Job Borrower has 14 years Self Employed; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 83 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 53 months payment history with no late payments reported;

300042961	$570,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Initial Escrow Account Disclosure	General Compliance	The initial escrow disclosure in the file is not signed or dated. Provide proof the initial escrow disclosure was given to the borrower within 45 days of closing.		08/25/2015: Audit received evidence that the Escrow Disclosure was provided on 06/12/2015. Condition cleared.
300042961	$570,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	Missing Final HUD-1. Compliance testing not complete. Additional conditions may apply.	8/19/2015 Final HUD	8/19/2015 The lender provided a copy of the certified Final HUD-1. Condition cleared.
300042961	$570,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		08/14/15: CDA provided reflecting a value of $846,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042959	$601,976	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to Obtain Final Application (1003)	Legal Documents	Final Application (1003) not provided in file. Final application in file is not executed by the Borrowers.	8/19/2015 Final 1003	8/19/2015 The lender provided an executed copy of the final 1003. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.10%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 22 months payment history with no late payments reported. ;

300042959	$601,976	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing HUD from sale of other property owned	Terms/Guidelines	HUD from sale of departing residence not provided in file.	8/19/2015 HUD from departing residence
08/26/2015: Received Final HUD-1 stamped true and certified for departure residence.  Cash to borrower remains unchanged.  Condition cleared. 8/19/2015 The lender provided a copy of the HUD-1 from the sale of the borrowers departing residence, however the HUD is not signed or certified by the closing agent. Condition not cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.10%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 22 months payment history with no late payments reported. ;

300042959	$601,976	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA
Final HUD-1 not provided in file. HUD-1 in file is missing page 1 and has not been certified by title agent nor executed by the title agent or borrowers. Compliance testing not complete. Additional conditions may apply.
																8/19/2015 Final HUD 1	8/19/2015 The lender provided a complete copy of the certified Final HUD-1. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.10%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 22 months payment history with no late payments reported. ;

300042959	$601,976	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final TIL	TILA	Final TIL not provided in file. Final TIL in file was not executed.	8/19/2015 Final TIL	8/19/2015 The lender provided an executed copy of the final TIL. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.10%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 22 months payment history with no late payments reported. ;

300042959	$601,976	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Mortgage Rider	General Compliance	Missing Mortgage Riders for PUD and MERS. PUD and MERS riders in file are not executed.	08/19/2015 Riders	8/19/2015 The lender provided executed copies of the mortgage riders. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.10%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 22 months payment history with no late payments reported. ;

300042959	$601,976	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Initial Escrow Account Disclosure	General Compliance	The Initial Escrow Account Disclosure is not dated. Provide proof the disclosure was given to the borrower within 45 days of closing.		08/25/2015: Audit received evidence that the Escrow Disclosure was provided on 06/26/2015. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.10%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 22 months payment history with no late payments reported. ;

300042959	$601,976	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/13/15: CDA provided reflecting a value of $753,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.10%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 22 months payment history with no late payments reported. ;

300042956	$757,500	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in file.		08/13/15: CDA provided reflecting a value of $1,125,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042956	$757,500	CA	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	Affiliated Business Disclosure not executed	RESPA	Affiliated Business Disclosure not executed.	08/27/2015: ABD Rebuttal 8/17/2015 Rebuttal letter
08/27/2015: Our compliance department has addressed concerns regarding this and our position is based upon the requirements set forth in 3500.15 (b)(1) and 3500.15(b)(1)(i). The provisional requirement is for affiliated businesses that are being “referred” to the borrower be disclosed in accordance with format outlined Appendix D. There is no language indicative of applicability of provision being based upon whether or not the borrower utilized the referred affiliate. Acknowledgment to and by the borrower indicating the understanding that settlement services are being referred and the party referring may receive a financial or other benefit as a result is required. Condition acknowledged. Loan will be rated a B.
 8/17/2015 The lender stated they provided a rebuttal letter, however audit is unable to open the attachment. The file is corrupted. Condition not cleared.

300042956	$757,500	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Rate Lock Agreement	General Compliance	Rate Lock Agreement in loan file expired prior to the Note date.	08/27/2015: Lock	08/27/2015: Audit review of print screen for rate lock reflects expiration date of 04/27/2015 and Note date of 04/15/2015, documentation submitted is deemed acceptable. Condition cleared.
300042949	$558,700	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file		08/13/15: CDA provided reflecting a value of $745,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  74.99%; Years Self Employed Borrower has 6 years Self Employed; Years in Field Borrower has 16 years in Field  ;

300042949	$558,700	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing HUD from sale of other property owned	Terms/Guidelines	HUD-1 from sale of departing property, netting $201,360, not provided in file.	8/19/2015 Final HUD1_Departing	8/19/2015 The lender provided the certified final HUD from the departing residence. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  74.99%; Years Self Employed Borrower has 6 years Self Employed; Years in Field Borrower has 16 years in Field  ;

300042949	$558,700	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines	File missing copies of the required two consecutive months' bank statements for two IRA accounts. Other conditions may apply once received.	8/19/2015 IRA statements	8/19/2015 The lender submitted Feb 2015 statement for both IRA accounts to complete the 2nd month. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  74.99%; Years Self Employed Borrower has 6 years Self Employed; Years in Field Borrower has 16 years in Field  ;

300042949	$558,700	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	The initial TIL in the file is dated 03/19/2015 and the original application date is 03/03/2015.		8/19/2015 The lender provided proof of the application date of 03/19/2015. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  74.99%; Years Self Employed Borrower has 6 years Self Employed; Years in Field Borrower has 16 years in Field  ;

300042949	$558,700	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	The affiliated business disclosure in the file is dated 03/19/2015 and the original application date is 03/03/2015.		8/19/2015 The lender provided proof of the application date of 03/19/2015. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  74.99%; Years Self Employed Borrower has 6 years Self Employed; Years in Field Borrower has 16 years in Field  ;

300042949	$558,700	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Good Faith Estimate not provided within 3 business days of application date.	RESPA	The Good Faith Estimate in the file is dated 03/19/2015 and the original application date is 03/03/2015.		8/19/2015 The lender provided proof of the application date of 03/19/2015. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  74.99%; Years Self Employed Borrower has 6 years Self Employed; Years in Field Borrower has 16 years in Field  ;

300042949	$558,700	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Federal High-Cost	The HUD homeownership counseling disclosure in the file is dated 03/19/2015 and the original application date is 03/03/2015.		8/19/2015 The lender provided proof of the application date of 03/19/2015. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  74.99%; Years Self Employed Borrower has 6 years Self Employed; Years in Field Borrower has 16 years in Field  ;

300042949	$558,700	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Federal Consumer Protection	The right to receive appraisal in the file is dated 03/19/2015 and the original application date is 03/03/2015.		8/19/2015 The lender provided proof of the application date of 03/19/2015. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  74.99%; Years Self Employed Borrower has 6 years Self Employed; Years in Field Borrower has 16 years in Field  ;

300042949	$558,700	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	The servicing disclosure statement in the file is dated 03/19/2015 and the original application date is 03/03/2015.		8/19/2015 The lender provided proof of the application date of 03/19/2015. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  74.99%; Years Self Employed Borrower has 6 years Self Employed; Years in Field Borrower has 16 years in Field  ;

300042948	$821,250	CA	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	Affiliated Business Disclosure not executed	RESPA	Affiliated Business Disclosure not executed.	08/27/2015: Rebuttal Letter
08/27/2015: Our compliance department has addressed concerns regarding this and our position is based upon the requirements set forth in 3500.15 (b)(1) and 3500.15(b)(1)(i). The provisional requirement is for affiliated businesses that are being “referred” to the borrower be disclosed in accordance with format outlined Appendix D. There is no language indicative of applicability of provision being based upon whether or not the borrower utilized the referred affiliate. Acknowledgment to and by the borrower indicating the understanding that settlement services are being referred and the party referring may receive a financial or other benefit as a result is required. Condition acknowledged. Loan will be rated a B.

Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 72.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.92%; Years on Job Borrower has 7.5 years at the same job. ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797;

300042948	$821,250	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(e)	CB	B	B	Insufficient credit history	Terms/Guidelines
Lender Guidelines require a minimum of 3 open tradelines; one must be open and active for 24 months or more, at least one must be an installment of mortgage account and the remaining 2 tradelines must be rated for 12 months or more.  The origination credit report reflects 3 open and active revolving accounts, two of which were open for more than 24 months; however, there were no active installment or mortgage accounts.  The lender's approval indicated an exception was granted for the tradeline requirement.
																	08/31/2015: Audit reviewed the loan file and determined that the lack of trades does not affect the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.	Exception	Originator
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 72.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.92%; Years on Job Borrower has 7.5 years at the same job. ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797;

300042948	$821,250	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/14/15: CDA provided reflecting a value of $1,095,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 72.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.92%; Years on Job Borrower has 7.5 years at the same job. ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797;

300042946	$725,900	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/14/15: CDA provided reflecting a value of $1,040,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042946	$725,900	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial Escrow Account Disclosure not provided within 45 days of closing date	General Compliance	The initial escrow account disclosure in the file is not dated. Additional conditions may apply.		08/25/2015: Audit received evidence that the Escrow Disclosure was provided on 04/28/2015. Condition cleared.
300042944	$944,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		08/17/15: CDA provided reflecting a value of $1,180,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042942	$592,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial Escrow Account Disclosure not provided within 45 days of closing date	General Compliance	The initial escrow account disclosure in the file is not dated. Additional conditions may apply.		08/25/2015: Audit received evidence that the Escrow Disclosure was provided on 04/13/2015. Condition cleared.
300042942	$592,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/17/15: CDA provided reflecting a value of $740,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042940	$1,222,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(e)	CB	B	B	Insufficient Credit Score	Terms/Guidelines
734 FICO < 740 FICO allowed per lender guidelines.  Email in file allowing exception for 734 FICO based on the following compensating factors:  Additional cost of .250%, exception confirmed by AVP and multiple underwriters, and investment assets.

09/02/2015: Audit acknowledges that the FICO is outside of guides, per guidelines FICO score minimum is 740. Borrower FICO is 734, and does not affect the overall ability to repay the subject loan. Loan will be graded a B.
																		Exception	Originator
Years Self Employed 7 Years Self Employed/ 8Years in field ; Reserves are higher than guideline minimum Underwriter guideline require 18 months reserves, loan qualified with 58.50 months; Disposable Income is higher than guideline minimum UW guides require $1,285.00 disposable income, loan qualified with $XXXXXXXX;

300042940	$1,222,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	DTI Exceeds Guidelines	DTI
54.03% > 43.00% DTI allowed per lender guidelines.  Lender did not include mortgage payment from departure address and no evidence in file confirming the property was sold.  Please provide final HUD if sold prior to subject purchase.
																08/27/2015: Rebuttal Letter
08/27/2015: Audit reviewed the lender rebuttal and has determined that per FNMA guides (current principle residence pending),  PITI for the departing property can be removed from DTI if the following requirements have been met: a signed sales contract and the "Financing Contingency Notice" along with 6 month reserves for departing property. The loan file contains signed sale contract and "Financing Contingency Notice" signed by the buyer's with boxed marked "Buyer's Notice of Waiver of Financing Contingency".  DTI reflects 40.17%.  Condition cleared. (Reserves still pending for breakdown of escrows, additional conditions may apply)

Years Self Employed 7 Years Self Employed/ 8Years in field ; Reserves are higher than guideline minimum Underwriter guideline require 18 months reserves, loan qualified with 58.50 months; Disposable Income is higher than guideline minimum UW guides require $1,285.00 disposable income, loan qualified with $XXXXXXXX;

300042940	$1,222,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Evidence of Taxes and Insurance	Terms/Guidelines	Missing evidence of taxes and insurance for departure property to verify PITI payment. File does contain a credit supplement indicating PITI payment however missing actual documentation.	08/27/2015: Rebuttal
09/02/2015: Lender provided a credit supplement showing that the mtg pmt includes PITI. Additionally, lender provided a mortgage statements which shows escrows and matched the credit supplement.  Condition cleared. 08/27/2015: Audit review of documentation submitted is deemed unacceptable. Lender documentation provided reflects "escrow" and does not reflect a breakdown of taxes and insurance. Audit is unable to determine if both are included within the escrows. Condition remains.

Years Self Employed 7 Years Self Employed/ 8Years in field ; Reserves are higher than guideline minimum Underwriter guideline require 18 months reserves, loan qualified with 58.50 months; Disposable Income is higher than guideline minimum UW guides require $1,285.00 disposable income, loan qualified with $XXXXXXXX;

300042940	$1,222,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	WA DTI does not meet guidelines at the fully indexed, fully amortizing rate required by WA state.	State/Local Compliance	54.03% exceeds 43.00% DTI allowed by lender. Lender did not include mortgage payment of departure address.
08/27/2015: Audit reviewed the lender rebuttal and has determined that per FNMA guides (current principle residence pending),  PITI for the departing property can be removed from DTI if the following requirements have been met: a signed sales contract and the "Financing Contingency Notice" along with 6 month reserves for departing property. The loan file contains signed sale contract and "Financing Contingency Notice" signed by the buyer's with boxed marked "Buyer's Notice of Waiver of Financing Contingency".  DTI reflects 40.17%.  Condition cleared. (Reserves still pending for breakdown of escrows, additional conditions may apply)

Years Self Employed 7 Years Self Employed/ 8Years in field ; Reserves are higher than guideline minimum Underwriter guideline require 18 months reserves, loan qualified with 58.50 months; Disposable Income is higher than guideline minimum UW guides require $1,285.00 disposable income, loan qualified with $XXXXXXXX;

300042940	$1,222,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not executed	RESPA	Please provide signed Affiliated Business Disclosure dated 3 business days of application.	8/19/2015 ABD	8/19/2015 The lender provided a copy of the disclosure signed by the borrowers the day after the application date with the same loan number as out subject loan. Condition cleared.
Years Self Employed 7 Years Self Employed/ 8Years in field ; Reserves are higher than guideline minimum Underwriter guideline require 18 months reserves, loan qualified with 58.50 months; Disposable Income is higher than guideline minimum UW guides require $1,285.00 disposable income, loan qualified with $XXXXXXXX;

300042940	$1,222,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Loan does not meet criteria for Qualified Mortgage	QM/ATR
Loan does not meet requirements for ATR/QM as the DTI is 54.03% due to miscalculation of debt obligations. The credit score of 734 does not meet the lender guidelines.  08/27/2015: FICO does NOT affect QM.

08/27/2015: Audit reviewed the lender rebuttal and has determined that per FNMA guides (current principle residence pending),  PITI for the departing property can be removed from DTI if the following requirements have been met: a signed sales contract and the "Financing Contingency Notice" along with 6 month reserves for departing property. The loan file contains signed sale contract and "Financing Contingency Notice" signed by the buyer's with boxed marked "Buyer's Notice of Waiver of Financing Contingency".  DTI reflects 40.17%.  Condition cleared. (Reserves still pending for breakdown of escrows, additional conditions may apply)

Years Self Employed 7 Years Self Employed/ 8Years in field ; Reserves are higher than guideline minimum Underwriter guideline require 18 months reserves, loan qualified with 58.50 months; Disposable Income is higher than guideline minimum UW guides require $1,285.00 disposable income, loan qualified with $XXXXXXXX;

300042940	$1,222,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Mortgage	General Compliance
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
																	08/27/2015: Audit review of signed closing instructions by settlement agent reflects commitment to record mortgage, documentation provided is deemed acceptable, condition cleared.
Years Self Employed 7 Years Self Employed/ 8Years in field ; Reserves are higher than guideline minimum Underwriter guideline require 18 months reserves, loan qualified with 58.50 months; Disposable Income is higher than guideline minimum UW guides require $1,285.00 disposable income, loan qualified with $XXXXXXXX;

300042940	$1,222,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD-1 Comparison page does not reflect GFE terms as disclosed - Material	RESPA
HUD-1 Comparison page indicated a GFE Initial deposit for escrow account of $10,350.10 however the final GFE dated 06.10.2015 only reflects $7,026.20 initial deposit for the escrow account.  Please provide corrected HUD.
																08/27/2015: Final HUD1 08/27/2015: HUD1
08/27/2015: Audit review of corrected final HUD-1 documentation submitted is deemed acceptable. Condition cleared.
 08/27/2015: Audit reviewed the lender rebuttal, and was unable to view documentation due to password protection. Condition remains.

Years Self Employed 7 Years Self Employed/ 8Years in field ; Reserves are higher than guideline minimum Underwriter guideline require 18 months reserves, loan qualified with 58.50 months; Disposable Income is higher than guideline minimum UW guides require $1,285.00 disposable income, loan qualified with $XXXXXXXX;

300042940	$1,222,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/18/15: CDA provided reflecting a value of $1,527,500 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Years Self Employed 7 Years Self Employed/ 8Years in field ; Reserves are higher than guideline minimum Underwriter guideline require 18 months reserves, loan qualified with 58.50 months; Disposable Income is higher than guideline minimum UW guides require $1,285.00 disposable income, loan qualified with $XXXXXXXX;

300042939	$670,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided.		08/14/15: CDA provided reflecting a value of $844,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates Mortgage payment history is 0 x 30 greater than 99 months. ; Reserves are higher than guideline minimum 45 months PITIA reserves > 24 months required PITIA reserves. ; Years in Field Borrower employed in industry for more than 10 years. ; Full Documentation Borrowers qualified using full income documentation. ;

300042939	$670,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Insufficient Reserves	Terms/Guidelines
Minimum Reserve Requirement Not Met - Lender guidelines requires 3 months liquid reserves for the subject and 6 months liquid reserves per additional/investment REO. Investor guideline provided to Auditor does not allow retirement and 401(k) accounts to count towards liquid reserves. The lender did not provide checking and savings account statements to document $12,280.23 in liquid reserves.
																08/31/2015: Rebuttal
08/31/2015: Audit review of updated guidelines dated 12/12/2014 reflect 401K retirement accounts are to be considered as Liquid reserves, documentation submitted is deemed acceptable. Terms and distribution documentation was provided within the loan file. Condition cleared.

No Mortgage Lates Mortgage payment history is 0 x 30 greater than 99 months. ; Reserves are higher than guideline minimum 45 months PITIA reserves > 24 months required PITIA reserves. ; Years in Field Borrower employed in industry for more than 10 years. ; Full Documentation Borrowers qualified using full income documentation. ;

300042938	$628,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Finance Charge Under Disclosed	TILA
Finance Charge Under Disclosed by $1,311.62. According to the Final TIL Itemization, it appears the lender did not disclose the $945 loan origination fee, $54 tax service fee, $11 flood cert life of loan, and $305.28 prepaid interest fee.
																	09/02/2015: Audit received the corrected Final HUD-1 statement. Audit was able to apply seller credits to non-prepaids first and then to pre-paid items. Compliance tests pass condition cleared.
300042938	$628,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/14/15: CDA provided reflecting a value of $786,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042937	$770,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided		08/13/15: CDA provided reflecting a value of $963,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042936	$649,800	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/18/15: CDA provided reflecting a value of $950,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042936	$649,800	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	Failure to obtain final HUD-1; loan file contained only an estimate HUD-1.	8/20/2015 Final HUD	8/20/2015 The lender provided a certified copy of the Final HUD-1. Condition cleared.
300042934	$607,500	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/13/15: CDA provided reflecting a value of $810,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042934	$607,500	WA	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	Affiliated Business Disclosure not executed	RESPA	Please provide signed Affiliated Business Disclosure. Disclosure in file is not signed.	08/27/2015: ABD Rebuttal
08/27/2015: Our compliance department has addressed concerns regarding this and our position is based upon the requirements set forth in 3500.15 (b)(1) and 3500.15(b)(1)(i). The provisional requirement is for affiliated businesses that are being “referred” to the borrower be disclosed in accordance with format outlined Appendix D. There is no language indicative of applicability of provision being based upon whether or not the borrower utilized the referred affiliate. Acknowledgment to and by the borrower indicating the understanding that settlement services are being referred and the party referring may receive a financial or other benefit as a result is required. Condition acknowledged. Loan will be rated a B.

300042934	$607,500	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA
Fee totals of $772.00 in the GFE column vs $1,032.00 charged to the borrower results in a 33.6788% increase, which is greater than 10% allowable.  A lender credit in the amount of $182.80 would be required to cure the tolerance issue.  A 182.80 tolerance cure was shown on page 1 of the HUD-1.
																	08/11/2006 - 10% Tolerance cure on final HUD-1. Condition cleared.
300042933	$676,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Incorrect rescission model – Same lender refinance requires form H-9	TILA	Incorrect rescission model used. Same lender refinance requires form H-9.	08/27/2015: Rebuttal
0/27/2015: The use of the H8 and the H9 safe harbor rescission forms are intended for specific loan conditions; H8 for new loan with new lender or refinance with new lender, and H9 for existing lender when the new loan is an increase from the amount of the old loan (termed cash-out). A refinancing of an existing loan without the advance of new money does not include a right to cancel requirement. Based on the “same lender rate-term refinance designation”, lender was not required to provide a right to cancel the new transaction, and while having provided the H8 form where none was required is not a Best Practice, the regulatory error in our review has been cleared.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.85%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 69 months payment history with no late payments reported.  ;

300042933	$676,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD-1 Comparison page does not reflect GFE terms as disclosed - Material	RESPA
The HUD-1 Comparison Page does not reflect GFE terms as disclosed.  The GFE dated 04/15/2015 reflected title fees of $1,603.00 and escrow deposit of $2,209.08 whereas the HUD-1 Comparison Page indicated GFE title fees of $1,528.00 and escrow deposit of $3,312.99.  HUD comparison page reflects fees from GFE dated 04/08/2015.
																8/27/15 Final HUD1
8/28/15 Received updated HUD I reflecting the correct charges as stated on the final GFE.  Correcting the fees in the 10% section does not result in a variance > 10% so condition is not material.  Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.85%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 69 months payment history with no late payments reported.  ;

300042933	$676,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Legal Documents	Assessor's Parcel Number on the Appraisal does not match the APN on the Title and Mortgage. The last 2 digits are missing on the Appraisal.		8/13/2015 Audit re-reviewed the file and determined the number on the appraisal is the Assessors Parcel Number and the number on the title and mortgage is the Tax Account Number. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.85%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 69 months payment history with no late payments reported.  ;

300042933	$676,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/13/15: CDA provided reflecting a value of $845,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.85%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 69 months payment history with no late payments reported.  ;

300042932	$560,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/18/15: CDA provided reflecting a value of $700,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042932	$560,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	The Final HUD-1 was not provided in file.	8/20/2015 Final HUD	8/20/2015 Audit review of lender submitted Final HUD deemed acceptable. Condition cleared.
300042929	$959,200	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	Final HUD-1 was not provided in file. Compliance testing not completed. Additional conditions may apply.	08/31/2015: Final HUD-1 8/20/2015 Final HUD1
08/31/2015: Audit review of certified Final HUD-1 documentation submitted is deemed acceptable, all fees have been accounted for within the HUD-1. Condition cleared.
08/25/2015: Audit received the certified Final HUD-1. Please provide addendum to HUD-1. Line 1101 totals $2,651.22. Missing break-down of fees for $1,248.34. Condition remains.
 8/20/2015 The lender provided a copy of the HUD from the sale of the departing residence. Please provide a Final HUD-1 for the subject transaction. Condition not cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.14%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 27.80 months reserves; Years in Primary Residence Borrower has resided in primary residence for 8 years. ;

300042929	$959,200	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Initial Escrow Account Disclosure	General Compliance	The Initial Escrow Account Disclosure in file is not dated. Provide proof the Initial Escrow Account Disclosure was given to the borrower within 45 days of closing.		08/25/2015: Audit received evidence that the Escrow Disclosure was provided on 05/22/2015. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.14%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 27.80 months reserves; Years in Primary Residence Borrower has resided in primary residence for 8 years. ;

300042929	$959,200	WA	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	Affiliated Business Disclosure not executed	RESPA	The Affiliated Business Disclosure provided to the borrower on 04/06/15 is not executed.	08/27/2015: Rebuttal Letter
08/27/2015: Our compliance department has addressed concerns regarding this and our position is based upon the requirements set forth in 3500.15 (b)(1) and 3500.15(b)(1)(i). The provisional requirement is for affiliated businesses that are being “referred” to the borrower be disclosed in accordance with format outlined Appendix D. There is no language indicative of applicability of provision being based upon whether or not the borrower utilized the referred affiliate. Acknowledgment to and by the borrower indicating the understanding that settlement services are being referred and the party referring may receive a financial or other benefit as a result is required. Condition acknowledged. Loan will be rated a B.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.14%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 27.80 months reserves; Years in Primary Residence Borrower has resided in primary residence for 8 years. ;

300042929	$959,200	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/13/15: CDA provided reflecting a value of $1,200,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.14%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 27.80 months reserves; Years in Primary Residence Borrower has resided in primary residence for 8 years. ;

300042928	$1,046,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/18/15: CDA provided reflecting a value of $1,300,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Years on Job Borrower has 20 years in Field  ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 41.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  28.70%;

300042928	$1,046,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA
The GFE reflects lender fees as $8,536.00 vs. actual fees of $8,558.25 charged on the HUD-1.  The amount of restitution is $21.75.  The lender credit of $15.00 found on line #206 of the HUD-1 is insufficient to cure violation.
																08/27/2015: Rebuttal letter
08/27/2015: Under the charges that cannot increase on the Final HUD-1 shows an increase of $15 between interest rate points. The Lender was required to provide a cure in the amount of $15. Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $15. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'. Condition cleared.

Years on Job Borrower has 20 years in Field  ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 41.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  28.70%;

300042928	$1,046,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(e)	CB	B	B	Insufficient Credit Score	Terms/Guidelines	726 < 740 minimum FICO required for investment properties per the guidelines.		08/24/2015: Audit reviewed the loan file and determined that the lower FICO does not affect the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.	Exception	Originator
Years on Job Borrower has 20 years in Field  ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 41.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  28.70%;

300042927	$696,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/13/15: CDA provided reflecting a value of $900,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042926	$692,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided		08/13/15: CDA provided reflecting a value of $875,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Reserves are higher than guideline minimum 37 months PITIA reserves are greter than 24 months. ; General Comp Factor 1 ; Years in Field Borrower has 15 years in line of work. ;
300042926	$692,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing copy of title	Title	Provide a copy of the title commitment. The title commitment in file does not reflect a loan amount.	8/17/15 Title	8/17/2015 The lender provide a copy of the final title policy indicating the loan amount. Condition cleared.			Reserves are higher than guideline minimum 37 months PITIA reserves are greter than 24 months. ; General Comp Factor 1 ; Years in Field Borrower has 15 years in line of work. ;
300042926	$692,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing asset documentation	Terms/Guidelines
Provide a revised Gift letter and final title to confirm the amount of funds wired to closing agent. The loan does not meet reserves requirements without confirmation of the final amount wired to closing.
																8/17/2015 Gift Letter	8/17/2015 A gift letter was provided with an amount of the gift that was wired to the title company. Final title was no required to document the amount. Condition cleared.			Reserves are higher than guideline minimum 37 months PITIA reserves are greter than 24 months. ; General Comp Factor 1 ; Years in Field Borrower has 15 years in line of work. ;
300042926	$692,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA
Under the charges that in total cannot increase more than 10%, the Final HUD-1 shows an increase of 18.45%. The Lender was required to provide a cure in the amount of $73.30.  Line 205 reflects a cure of $2.30.  The loan is still outside of tolerance by $71.00.
																09/02/2015: HUD1 09/01/2015: HUD1
09/02/2015:  Revised certified final HUD-1 provided reflects increase of 10.27%. Under the charges that cannot increase on the Final HUD-1 shows an increase of more than 10%. The Lender was required to provide a cure in the amount of $2.30. Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $2.30. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'. Condition cleared.
 09/01/2015: Audit review of corrected final HUD-1 documentation submitted was not signed or true certified. Condition remains.
																				Reserves are higher than guideline minimum 37 months PITIA reserves are greter than 24 months. ; General Comp Factor 1 ; Years in Field Borrower has 15 years in line of work. ;
300042926	$692,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	ECOA Non-Compliant: Appraisal disclosure not provided.	Federal Consumer Protection	Provide the ECOA right to receive a copy of appraisal and the ECOA 3 day waiver. The ECOA disclosures in file were not executed by the Borrowers.	8/20/2015 ECOA
08/25/2015: Evidence the borrower received the appraisal provided. Condition cleared. 8/20/2015 The lender provided an unsigned copy of the ECOA 3 day waiver. Please provide an executed copy of the waiver or evidence the borrower received the appraisal at least 3 business days prior to closing. Condition not cleared.
																				Reserves are higher than guideline minimum 37 months PITIA reserves are greter than 24 months. ; General Comp Factor 1 ; Years in Field Borrower has 15 years in line of work. ;
300042925	$900,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment
Provide copy of the 2013 and 2014 Year end paystubs for the CoBorrower.  Bonus income was used for the CoBorrower.  The WVOE did not break down the bonus income by year and the referred the Lender to the Borrower for copy of year end paystubs.  The Lender calculated the CoBorrower's bonus using 2013 and 2014 year end paystubs; however, the paystubs were not found in file.  Without verification of this income, the DTI exceeds 43.00% and the loan would not meet ATR requirements.
																	09/02/2015: Audit received the borrower's pay checks showing 2013, 2014 and 2015 bonus income. Condition cleared.
Years on Job CoBorrower employed same company 15 years. ; Years in Primary Residence 10 Years in primary residence; FICO is higher than guideline minimum 799 FICO exceeds minimum FICO of 740; Reserves are higher than guideline minimum 67.72 months PITIA reserves greater than 18 months PITIA minimum required reserves. ; Years Self Employed Borrower Self Employed 30 years ;

300042925	$900,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	Provide the Affiliated Business Disclosure. The disclosure in file is not signed by the Borrowers.		08/20/2015: Received initial executed AFBD. Condition cleared.
Years on Job CoBorrower employed same company 15 years. ; Years in Primary Residence 10 Years in primary residence; FICO is higher than guideline minimum 799 FICO exceeds minimum FICO of 740; Reserves are higher than guideline minimum 67.72 months PITIA reserves greater than 18 months PITIA minimum required reserves. ; Years Self Employed Borrower Self Employed 30 years ;

300042925	$900,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided.		08/13/15: CDA provided reflecting a value of $1,125,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Years on Job CoBorrower employed same company 15 years. ; Years in Primary Residence 10 Years in primary residence; FICO is higher than guideline minimum 799 FICO exceeds minimum FICO of 740; Reserves are higher than guideline minimum 67.72 months PITIA reserves greater than 18 months PITIA minimum required reserves. ; Years Self Employed Borrower Self Employed 30 years ;

300042921	$975,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Initial Escrow Account Disclosure	General Compliance	File is missing the initial escrow account disclosure/escrow waiver. Please provide the initial escrow account disclosure/escrow waiver within 45 days of closing. Additional conditions may apply.		09/01/2015: Initial escrow waiver provided. Condition cleared.
Years on Job Borrower has 23.3 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 135.10months reserves;

300042921	$975,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Loan does not meet criteria for Qualified Mortgage	QM/ATR	File is Missing Complete 2014 tax returns for Borrower #3. Per Appendix Q this document is required.
09/02/2015: Transcripts provided post-origination are not acceptable as QM doesn't allow post-closing cures.  Executed 2014 tax returns provided dated prior to origination is acceptable.  Condition cleared.

Years on Job Borrower has 23.3 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 135.10months reserves;

300042921	$975,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Evidence of Property Taxes	Terms/Guidelines	Missing Evidence of Property Taxes: Please provide property taxes for the 3 REO's listed on the application. Audit to re-calculate DTI.	08/28/2015: Tax
08/28/2015: Audit review of REO #1 property profile tax information is deemed acceptable. Condition cleared.
 08/26/2015: Received property tax information and confirmed 2 out of 3 properties.  Missing page 1 of the property profile report for property #1 listed on the final 1003 page 493. Page 1 of the property profile shows the tax information.  Condition not cleared.

Years on Job Borrower has 23.3 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 135.10months reserves;

300042921	$975,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing income documentation	Income/Employment
Missing Executed Personal Tax Returns for Borrower #3 for the year of 2014.  Missing Tax Transcripts: Loan file is missing Tax Transcripts for Borrower #3. Per appendix Q, either signed personal tax returns or transcripts are required; in order for the loan to be classified as a Qualified Mortgage.

09/02/2015: Transcripts provided post-origination are not acceptable as QM doesn't allow post-closing cures.  Executed 2014 tax returns provided dated prior to origination is acceptable.  Condition cleared.

Years on Job Borrower has 23.3 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 135.10months reserves;

300042921	$975,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Hazard Insurance Shortfall	Terms/Guidelines
Hazard Insurance Shortfall: Please provide additional coverage for subject property. The Hazard Insurance coverage in the file did not reflect the necessary amount of coverage. Insurance coverage with 120% replacement coverage is $780,000. Cost to rebuild from the appraisal is $859,140.00. Coverage is short $79,140.00.
																08/28/2015: Hazard Insurance
08/28/2015: Audit review of updated Hazard Insurance reflects dwelling coverage of $718,000 plus replacement costs of $143,600 equals $861,600 which is sufficient to cover cost to rebuild from the appraisal.  Documentation submitted is deemed acceptable. Condition cleared.

Years on Job Borrower has 23.3 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 135.10months reserves;

300042921	$975,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in loan file.		8/18/15: CDA provided reflecting a value of $1,300,000 or 0% variance. Condition cleared.
Years on Job Borrower has 23.3 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 135.10months reserves;

300042919	$633,600	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	The initial TIL in the file is dated 04/22/2015 and the original application date is 04/14/2015	4/20/2015 Rebuttal	08/20/15 The lender provided proof the subject property was identified on 04/21/2015. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.66% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776  ; Years in Field Borrower has 7 years in Field  ;

300042919	$633,600	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	The Affiliated Business Disclosure in the file is dated 04/21/2015 and the original application date is 04/14/2015	4/20/2015 Rebuttal	08/20/15 The lender provided proof the subject property was identified on 04/21/2015. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.66% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776  ; Years in Field Borrower has 7 years in Field  ;

300042919	$633,600	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Good Faith Estimate not provided within 3 business days of application date.	RESPA	The initial GFE in the file is dated 04/22/2015 and the original application date is 04/14/2015	4/20/2015 Rebuttal	08/20/15 The lender provided proof the subject property was identified on 04/21/2015. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.66% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776  ; Years in Field Borrower has 7 years in Field  ;

300042919	$633,600	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply. Estimated HUD-1 in file.	8/20/2015 Final HUD1	8/20/2015 The lender provided a certified copy of the Final HUD-1. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.66% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776  ; Years in Field Borrower has 7 years in Field  ;

300042919	$633,600	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Federal High-Cost	The HUD homeownership counseling disclosure in the file is dated 04/22/2015 and the original application date is 04/14/2015	4/20/2015 Rebuttal	08/20/15 The lender provided proof the subject property was identified on 04/21/2015. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.66% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776  ; Years in Field Borrower has 7 years in Field  ;

300042919	$633,600	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	The servicing disclosure statement in the file is dated 04/22/2015 and the original application date is 04/14/2015	4/20/2015 Rebuttal	08/20/15 The lender provided proof the subject property was identified on 04/21/2015. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.66% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776  ; Years in Field Borrower has 7 years in Field  ;

300042919	$633,600	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to Obtain Housing History	Terms/Guidelines	Twelve months mortgage history for departing residence not provided in file.	8/26/15 History - Cred Supp	8/27/15 Credit supplement provided verifying 21 months history. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.66% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776  ; Years in Field Borrower has 7 years in Field  ;

300042919	$633,600	AZ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in file		08/14/15: CDA provided reflecting a value of $810,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.66% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776  ; Years in Field Borrower has 7 years in Field  ;

300042915	$1,170,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(e)	CB	B	B	Insufficient Credit Score	Terms/Guidelines	708 < 720 minimum FICO required for primary residence per the guidelines.
08/27/2015: Audit reviewed the credit profile and has determined that the lower credit score does not affect the overall ability to repay the subject loan.  Condition acknowledged and loan will be rated a B.
																		Exception	Originator
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.19%; Years in Field Borrower has 18 years in Field  ; No Mortgage Lates Credit report  verifies 14 months payment history with no late payments reported. ;

300042915	$1,170,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Servicing Disclosure Statement not provided within 3 business days of application date.	RESPA	The servicing disclosure statement in the file is dated 04/30/15 and the application date is 04/17/15.		08/20/2015: Audit review of print screen for loan registration reflects address added on 04/27/2015, documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.19%; Years in Field Borrower has 18 years in Field  ; No Mortgage Lates Credit report  verifies 14 months payment history with no late payments reported. ;

300042915	$1,170,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Affiliated Business Disclosure not provided within 3 business days of application date.	RESPA	The affiliated business disclosure in the file is dated 05/01/15 and the application date is 04/17/15.		08/20/2015: Audit review of print screen for loan registration reflects address added on 04/27/2015, correct ABA date of 04/30/2015, documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.19%; Years in Field Borrower has 18 years in Field  ; No Mortgage Lates Credit report  verifies 14 months payment history with no late payments reported. ;

300042915	$1,170,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Good Faith Estimate not provided within 3 business days of application date.	RESPA	The initial GFE in the file is dated 04/30/15 and the application date is 04/17/15.	08/20/2015: Rebuttal	08/20/2015: Audit review of print screen for loan registration reflects address added on 04/27/2015, documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.19%; Years in Field Borrower has 18 years in Field  ; No Mortgage Lates Credit report  verifies 14 months payment history with no late payments reported. ;

300042915	$1,170,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Federal High-Cost	The Homeowner Counseling Disclosure statement in the file is dated 04/30/15 and the application date is 04/17/15.		08/20/2015: Audit review of print screen for loan registration reflects address added on 04/27/2015, documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.19%; Years in Field Borrower has 18 years in Field  ; No Mortgage Lates Credit report  verifies 14 months payment history with no late payments reported. ;

300042915	$1,170,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	TILA	The initial TIL in the file is dated 04/30/15 and the application date is 04/17/15.		08/20/2015: Audit review of print screen for loan registration reflects address added on 04/27/2015, documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.19%; Years in Field Borrower has 18 years in Field  ; No Mortgage Lates Credit report  verifies 14 months payment history with no late payments reported. ;

300042915	$1,170,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file		08/13/15: CDA provided reflecting a value of $1,650,000 which is a -5.7% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.19%; Years in Field Borrower has 18 years in Field  ; No Mortgage Lates Credit report  verifies 14 months payment history with no late payments reported. ;

300042914	$800,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in the loan file.		08/14/15: CDA provided reflecting a value of $1,000,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 51 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.74%;

300042914	$800,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing verbal verification of employment	Income/Employment	Missing verbal verification of employment for the Co-borrower. Lender guidelines require a telephone confirmation of employment which is missing from the loan file.
8/26/15 VVOE is under Placeholder C521 (please see attached).  It is actually a copy of the WVOE, but since it was completed within 10 days of the Note date, it is acceptable as a VVOE.  Note Date: 5/7/15  WVOE: 5/4/15
																	8/27/15 Audit has reviewed the lenders rebuttal and concurs that it is accepted to use the WVOE as the VVOE due to it was completed within 10 days of the Note. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 51 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.74%;

300042910	$644,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/18/15: CDA provided reflecting a value of $850,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042907	$642,750	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file		08/13/15: CDA provided reflecting a value of $858,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042907	$642,750	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	RESPA	Under the charges that in total cannot increase more than 10%, the Final HUD-1 shows an increase of 23.26%. The Lender was required to provide a cure in the amount of $180.00.		Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $190.60. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
300042907	$642,750	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Initial Escrow Account Disclosure	General Compliance	The initial escrow account disclosure in the file is not dated. Please provide the initial escrow account disclosure signed by the borrower within 45 days of closing. Additional conditions may apply.		08/25/2015: Audit received evidence that the Escrow Disclosure was provided on 06/18/2015. Condition cleared.
300042906	$693,750	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	Missing final HUD-1 Settlement Statement, loan file contained only an estimated HUD-1.	08/21/2015: HUD-1	08/21/2015: Audit review of true certified, copy of final HUD-1 documentation submitted is deemed acceptable. Compliance Testing passed. Condition cleared.
300042906	$693,750	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/13/15: CDA provided reflecting a value of $925,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042905	$616,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/18/15: CDA provided reflecting a value of $783,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042904	$581,250	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/13/15: CDA provided reflecting a value of $800,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum The UW guidelines allow a maximum DTI of 43%. The loan was qualified with a 37.08% DTI.; FICO is higher than guideline minimum THE UW guidelines require a minimum credit score of 720. The loan was qualified with a 748 credit score.; Reserves are higher than guideline minimum The UW guidelines require 18 months of reserves. The loan was qualified with over 50 months reserves.;

300042904	$581,250	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Finance Charge Under Disclosed	TILA
The finance charge on the final TIL is under disclosed by $762.66.  There is a seller credit towards closing costs on the HUD, however  audit is unable to apply it towards the finance charge without a breakdown of the specific fees it is to be applied to.
																	08/12/2015: Audit reanalysed the seller credits and was able to apply $739 to finance charge fess after the remainder was applied to non-finance charge fees. Condition cleared.
DTI is lower than guideline maximum The UW guidelines allow a maximum DTI of 43%. The loan was qualified with a 37.08% DTI.; FICO is higher than guideline minimum THE UW guidelines require a minimum credit score of 720. The loan was qualified with a 748 credit score.; Reserves are higher than guideline minimum The UW guidelines require 18 months of reserves. The loan was qualified with over 50 months reserves.;

300042904	$581,250	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	The Final HUD-1 in the loan file is not signed by the Borrower or certified by the title agent. Estimated HUD-1 in file.	08/28/2015: Final HUD1 08/21/2015: Final HUD1 8/17/2015 Final HUD-1
08/28/2015: Audit review of certified final HUD-1 documentation submitted is deemed acceptable. Compliance testing passed. Condition cleared.
08/21/2015: Audit review of Final HUD1 documentation submitted is deemed unacceptable. Final HUD-1 provided was NOT true certified by settlement agent or signed by borrowers. Condition remains.
 8/17/2015 The lender submitted a copy of the final HUD-1 but audit is unable to open the attachment. The file type is either unsupported or corrupted. Condition not cleared.

DTI is lower than guideline maximum The UW guidelines allow a maximum DTI of 43%. The loan was qualified with a 37.08% DTI.; FICO is higher than guideline minimum THE UW guidelines require a minimum credit score of 720. The loan was qualified with a 748 credit score.; Reserves are higher than guideline minimum The UW guidelines require 18 months of reserves. The loan was qualified with over 50 months reserves.;

300042904	$581,250	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Documentation	General Compliance
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																8/17/2015 Rec DOT	8/17/2015 The lender provided a copy of the recorded mortgage. Condition cleared.
DTI is lower than guideline maximum The UW guidelines allow a maximum DTI of 43%. The loan was qualified with a 37.08% DTI.; FICO is higher than guideline minimum THE UW guidelines require a minimum credit score of 720. The loan was qualified with a 748 credit score.; Reserves are higher than guideline minimum The UW guidelines require 18 months of reserves. The loan was qualified with over 50 months reserves.;

300042904	$581,250	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	General Credit Exception	Terms/Guidelines	There in a PUD Rider to the mortgage but the appraisal does not indicate the property is a PUD.	08/28/2015: Appraisal	08/28/2015: Audit review of corrected Appraisal reflects property as PUD, documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum The UW guidelines allow a maximum DTI of 43%. The loan was qualified with a 37.08% DTI.; FICO is higher than guideline minimum THE UW guidelines require a minimum credit score of 720. The loan was qualified with a 748 credit score.; Reserves are higher than guideline minimum The UW guidelines require 18 months of reserves. The loan was qualified with over 50 months reserves.;

300042903	$765,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	HUD-1 Comparison page does not reflect GFE terms as disclosed - Material	RESPA
HUD-1 Comparison page 3 indicates GFE Government recording charges of $170.00 and Title Services and lender's title insurance of $2,565.55 whereas the final GFE dated 05/20/2015 indicates Government recording charges of $250.00 and Title services and lender's title insurance of $2,619.55.
																8/21/2015 Final HUD1	8/21/2015 Audit review of submitted revised final HUD deemed acceptable. Condition cleared.
300042903	$765,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Lender did not accurately classify fees by tolerance section on GFE and/or HUD-1	General Compliance
HUD -1 Comparison page 3 indicates Title Services and title insurance are located in the Charges that in title cannot increase more than 10% however according to the Service Provider List, the title services and title insurance fees should be under Charges that can change section.
																8/21/2015 Final HUD1	8/21/2015 Audit review of submitted revised final HUD deemed acceptable. Condition cleared.
300042903	$765,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Mortgage	General Compliance
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
																	8/21/2015 Audit review of submitted recorded mortgage deemed acceptable. Condition cleared.
300042903	$765,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file		08/14/15: CDA provided reflecting a value of $1,050,000 which is a -7.1% variance. Variance within acceptable tolerance. Condition Cleared.
300021803	$576,400	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in the loan file.		8/17/15: CDA provided reflecting a value of $725,000 or 0% variance. Condition cleared.
300021803	$576,400	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Initial Escrow Account Disclosure not provided within 45 days of closing date	General Compliance	The initial escrow account in the file is not signed. Please provided the initial escrow disclosure statement provided to the borrower within 45 days of closing. Additional conditions may apply.		08/25/2015: Audit received evidence that the Escrow Disclosure was provided on 06/10/2015. Condition cleared.
300042899	$1,330,700	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/18/15: CDA provided reflecting a value of $1,901,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 33.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.84%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755.;

300042899	$1,330,700	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Loan does not meet criteria for Qualified Mortgage	QM/ATR	Missing 2015 YTD Profit and Loss and Balance Sheet for business reflected on Schedule C of tax returns.		08/31/2015: Audit review of YTD Profit & Loss and Balance Sheet for business reflected on Schedule C documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 33.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.84%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755.;

300042899	$1,330,700	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Final Application	RESPA	Final application, signed and dated by all borrowers, not provided in the loan file.	8/25/2015 1003	8/25/2015 Audit review of submitted executed final 1003 deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 33.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.84%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755.;

300042899	$1,330,700	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	Executed final HUD-1 Settlement Statement not provided in file.	8/25/2015	08/25/2015 Audit of lender submitted final HUD-1 deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 33.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.84%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755.;

300042899	$1,330,700	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Note	Legal Documents	Missing copy of fully-executed Note.	08/25/2015 Note	08/25/2015 Audit review of lender submitted executed Note deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 33.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.84%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755.;

300042899	$1,330,700	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Mortgage	General Compliance	Copy of mortgage provided in the loan file; however, it is not signed or recorded.	8/25/2015 DOT	8/25/2015 Audit review of lender submitted executed, recorded mortgage deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 33.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.84%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755.;

300042899	$1,330,700	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final TIL	TILA	Executed final Truth-n-Lending (TIL) not provided in loan file.	8/25/2015 Final TIL	8/25/2015 Audit review of lender submitted Final TIL deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 33.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.84%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755.;

300042899	$1,330,700	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing YTD Profit & Loss	Income/Employment	Missing YTD Profit & Loss for business reflected on Schedule C of tax returns.	08/31/2015: 2015 PL	08/31/2015: Audit review of YTD Profit & Loss for business reflected on Schedule C documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 33.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.84%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755.;

300042899	$1,330,700	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Failure to obtain Employment Verification	Income/Employment	Missing verification of two year employment history for borrower - missing verification of previous employment.	08/31/2015: Prior Employment 8/25/2015 VOE
08/31/2015: Audit review of Prior VOE dated 06/24/2015 documentation submitted is deemed acceptable. Condition cleared.
 8/25/2015 The lender provided a VVOE for the borrowers current employer and a LOE from the borrower explaining the reason for the gap in employment. Provide a VVOE from the borrowers prior employer to verify employment end date / time of gap between jobs. Condition not cleared.

Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 33.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.84%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755.;

300042899	$1,330,700	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing Balance Sheet	Income/Employment	Missing Balance Sheet for business reflected on Schedule C of tax returns.	08/31/2015: Balance Sheet 8/25/2015 BalancSheet Rebuttal
08/31/2015: Audit review of YTD Balance Sheet for business reflected on Schedule C documentation submitted is deemed acceptable. Condition cleared.
 8/25/2015 The lender submitted a rebuttal stating no Schedule C income was used to qualify the borrower. Appendix Q requires a YTP Profit and Loss and YTD Balance sheet for any self employed business on the borrowers tax returns regardless of the income being used to qualify or not. Condition not cleared.

Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 33.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.84%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755.;

300042898	$500,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA Report was not provided in file.		08/14/15: CDA provided reflecting a value of $705,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042896	$655,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/13/2015: A CDA report reflecting a value of $918,000 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748;

300042896	$655,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Insufficient Reserves	Terms/Guidelines
Per lender's guidelines 18 months of reserves are required for the subject property and an additional 6 months are required for each financed property. Reserves required for the subject property = $71,138.88, financed property = $196,032.60, total reserves required = $90,170.88.  Assets verified of $328,396.48 - $244,519.62 (funds to close) = $83,876.56 for reserves. Borrower is short $6,294.02 for required reserves.
																08/31/2015: Reserve Rebuttal
08/31/2015: Audit concurs with lender rebuttal, updated guidelines provided. Reserves required for subject property ($3952.16x12) equals $47,425.92, financed property equals $19,033.86, total reserves required equals $66,459.78. Assets verified of $328,396.48 minus $244,519.62 (funds to close) equals $83,876.56 minus total REO $66,459.78 equals $17,416.78 remaining reserves.  Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748;

300042896	$655,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Loan originator name and/or NMLS reference number missing on the mortgage.	Federal Consumer Protection	Loan originator NMLS reference number is missing on the mortgage.	08/31/2015: DOT had nmls at time of recording	08/31/2015: Audit review of recorded Deed of Trust includes originator NMLS number, documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748;

300042896	$655,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Failure to Obtain Final HUD-1	RESPA	A final HUD-1 was not provided.		08/24/2015: Audit received the stamped certified Final HUD-1. Compliance tests pass. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748;

300042896	$655,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Mortgage	General Compliance
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
																08/31/2015: rec DOT	08/31/2015: Audit review of recorded mortgage on 06/19/2015 (Instr# XXXXXXXXXX) documentation submitted is deemed acceptable, condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748;

300042895	$504,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing Note	Legal Documents	Please provide an executed Note. The Note found in the loan file is not executed by the Borrowers.	8/20/2015 Note	8/20/2015 The lender provided an executed copy of the Note. Condition cleared.
Reserves are higher than guideline minimum 94 months PITIA reserves > 18 months minimum required reserves.; Years on Job Borrower has 14 years on job; Disposable Income is higher than guideline minimum $XXXXXX in disposable income > $950 minimum disposable income per guidelines.;

300042895	$504,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Final TIL not executed	TILA	Provide an executed Final TIL. The Final TIL in the loan file is not signed by the Borrowers.	8/20/2015 TIL	8/20/2015 The lender provided an executed copy of the Final TIL. Condition cleared.
Reserves are higher than guideline minimum 94 months PITIA reserves > 18 months minimum required reserves.; Years on Job Borrower has 14 years on job; Disposable Income is higher than guideline minimum $XXXXXX in disposable income > $950 minimum disposable income per guidelines.;

300042895	$504,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Missing copy of title	Title	Provide copy of Title Commitment to reflect loan amount of $504,000. The Title Commitment in file reflects a loan amount of $496,000.		8/20/2015 Audit review of lender submitted title commitment deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum 94 months PITIA reserves > 18 months minimum required reserves.; Years on Job Borrower has 14 years on job; Disposable Income is higher than guideline minimum $XXXXXX in disposable income > $950 minimum disposable income per guidelines.;

300042895	$504,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Missing final application (1003)	Legal Documents	Provide an executed final loan application. The final 1003 in the loan file is not executed by the Borrowers.	8/24/2015 Final 1003 8/20/2015 Final App
8/24/2015 Audit review of the lender provided executed final 1003 deemed acceptable. Condition cleared. 8/20/2015 The lender indicated a Final 1003 was submitted, however there was no attachment for audit to review. Condition not cleared.

Reserves are higher than guideline minimum 94 months PITIA reserves > 18 months minimum required reserves.; Years on Job Borrower has 14 years on job; Disposable Income is higher than guideline minimum $XXXXXX in disposable income > $950 minimum disposable income per guidelines.;

300042895	$504,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B(e)	CB	B	B	Insufficient Credit Score	Terms/Guidelines
Review of the credit report reflected a 716 FICO, which is less than the minimum FICO of 720.  The Lender exception in file approved the difference in FICO and allowed the loan to close with a 716 FICO.

8/21/2015 Audit has re-reviewed the file and determined the  co-borrowers credit score of 716 does not effect the overall ability to repay the loan. Compensating factors include, 94 months of reserves, borrowers time on job over 13 years and low DTI of 31.96%. Loan will be graded a B.
																		Exception	Originator
Reserves are higher than guideline minimum 94 months PITIA reserves > 18 months minimum required reserves.; Years on Job Borrower has 14 years on job; Disposable Income is higher than guideline minimum $XXXXXX in disposable income > $950 minimum disposable income per guidelines.;

300042895	$504,000	AZ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	570 - Review Appraisal Missing	Value	A CDA report was not provided in file.		08/13/2015: A CDA report reflecting a value of $630,000 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum 94 months PITIA reserves > 18 months minimum required reserves.; Years on Job Borrower has 14 years on job; Disposable Income is higher than guideline minimum $XXXXXX in disposable income > $950 minimum disposable income per guidelines.;